Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	HUNTSMAN INTERNATIONAL LLC
Entity Central Index Key	0001089748
Document Type	S-4
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 271	[1]	$ 231	[1]	$ 234	$ 561	[2]	$ 919	$ 87
Restricted cash	9	[1]	8	[1]		7	[2]
Accounts and notes receivable (net of allowance for doubtful accounts of $46, each), ($592 and $659 pledged as collateral, respectively)	1,626	[1]	1,529	[1]		1,413	[2]
Accounts receivable from affiliates	263		148			100
Inventories	1,807	[1]	1,539	[1]		1,396	[2]
Prepaid expenses	63		46			45
Deferred income taxes	40		40			40
Other current assets	234	[1]	220	[1]		160	[2]
Total current assets	4,313		3,761			3,722
Property, plant and equipment, net	3,531	[1]	3,510	[1]		3,469	[2]
Investment in unconsolidated affiliates	223		202			234
Intangible assets, net	75	[1]	93	[1]		107	[2]
Goodwill	107		114			94
Deferred income taxes	190		163			179
Notes receivable from affiliates	2		5			7
Other noncurrent assets	484	[1]	482	[1]		495	[2]
Total assets	8,925		8,330			8,307
Current liabilities:
Accounts payable	1,017	[1]	862	[1]		840	[2]
Accounts payable to affiliates	51		64			59
Accrued liabilities	718	[1]	694	[1]		626	[2]
Deferred income taxes	29		29			63
Note payable to affiliate	100		100			100
Current portion of debt	130	[1]	212	[1]		519	[2]
Total current liabilities	2,045		1,961			2,207
Long-term debt	3,550	[1]	3,730	[1]		3,627	[2]
Notes payable to affiliates	610		439			439
Deferred income taxes	272		106			94
Other noncurrent liabilities	907	[1]	1,003	[1]		852	[2]
Total liabilities	7,384		7,239			7,219
Commitments and contingencies (Notes 13 and 14)
Huntsman International LLC members' equity:
Members' equity, 2,728 units issued and outstanding	3,103		3,081			3,049
Accumulated deficit	(1,155)		(1,493)			(1,667)
Accumulated other comprehensive loss	(531)		(611)			(354)
Total Huntsman International LLC members' equity	1,417		977			1,028
Noncontrolling interests in subsidiaries	124		114			60
Total equity	1,541		1,091		1,246	1,088		847	919
Total liabilities and equity	$ 8,925		$ 8,330			$ 8,307

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Variable Interest Entity
Cash and cash equivalents	$ 271	[1]	$ 231	[1]	$ 234	$ 561	[2]	$ 919	$ 87
Restricted cash	9	[1]	8	[1]		7	[2]
Accounts and notes receivable (net)	1,626	[1]	1,529	[1]		1,413	[2]
Inventories	1,807	[1]	1,539	[1]		1,396	[2]
Other current assets	234	[1]	220	[1]		160	[2]
Property, plant and equipment, net	3,531	[1]	3,510	[1]		3,469	[2]
Intangible assets, net	75	[1]	93	[1]		107	[2]
Other noncurrent assets	484	[1]	482	[1]		495	[2]
Accounts payable	1,017	[1]	862	[1]		840	[2]
Accrued liabilities	718	[1]	694	[1]		626	[2]
Current portion of debt	130	[1]	212	[1]		519	[2]
Long-term debt	3,550	[1]	3,730	[1]		3,627	[2]
Other noncurrent liabilities	907	[1]	1,003	[1]		852	[2]
Accounts and notes receivable, allowance for doubtful accounts (in dollars)	46		46			52
Accounts and notes receivable, pledged as collateral (in dollars)	592		659			589
Members' equity, units issued (in units)	2,728		2,728		2,728	2,728
Members' equity, units outstanding (in units)	2,728		2,728			2,728
Consolidated VIE's
Variable Interest Entity
Cash and cash equivalents	31		44			7
Restricted cash	9		2
Accounts and notes receivable (net)	40		29			8
Inventories	42		47			45
Other current assets	1		1			2
Property, plant and equipment, net	382		403			275
Intangible assets, net	20		23			7
Other noncurrent assets	27		21			18
Accounts payable	63		55			56
Accrued liabilities	25		21			16
Current portion of debt	25		16			15
Long-term debt	241		264			185
Other noncurrent liabilities	$ 72		$ 111			$ 109

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Trade sales, services and fees, net	$ 2,691		$ 2,923							$ 8,406	$ 8,445	$ 11,041	$ 9,049	$ 7,569
Related party sales	50		53							162	144	180	201	96
Total revenues	2,741	2,632	2,976	2,934	2,679	2,412	2,401	2,343	2,094	8,568	8,589	11,221	9,250	7,665
Cost of goods sold	2,199		2,481							6,940	7,124	9,363	7,772	6,570
Gross profit	542	393	495	505	465	384	420	388	286	1,628	1,465	1,858	1,478	1,095
Operating expenses:
Selling, general and administrative	220		216							669	688	916	855	839
Research and development	35		42							112	123	166	151	145
Other operating (income) expense			(1)							7	7	(20)		(18)
Restructuring, impairment and plant closing costs	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Total expenses	302		412							840	989	1,229	1,035	1,054
Operating income	240		83							788	476	629	443	41
Interest expense, net	(59)		(66)							(181)	(197)
Equity in income of investment in unconsolidated affiliates	2		2							5	6	8	24	3
Loss on early extinguishment of debt	(1)		(2)							(2)	(5)	(7)	(37)	(21)
Other income (expense)	1		(1)							2
Income (loss) from continuing operations before income taxes	183		16							612	280	370	184	(240)
Income tax expense	(62)		(55)							(188)	(111)	(113)	(40)	(159)
Income (loss) from continuing operations	121	88	(39)	127	81	40	60	57	(13)	424	169	257	144	(399)
(Loss) income from discontinued operations, net of tax	(1)		10							(7)	(5)	(1)	42	(19)
Income (loss) before extraordinary gain (loss)	120	92	(29)	126	67	34	59	119	(26)	417	164	256	186	(418)
Extraordinary gain (loss) on the acquisition of a business, net of tax of nil	1									1	2	4	(1)	6
Net income (loss)	121	94	(29)	127	68	33	59	119	(26)	418	166	260	185	(412)
Net income attributable to noncontrolling interests	(4)		(2)							(8)	(17)	(7)	(5)	2
Net income (loss) attributable to Huntsman International LLC	$ 117	$ 104	$ (31)	$ 117	$ 63	$ 31	$ 58	$ 117	$ (26)	$ 410	$ 149	$ 253	$ 180	$ (410)

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 121	$ (29)	$ 418	$ 166
Other comprehensive income (loss), net of tax:
Foreign currency translations adjustments	94	(118)	25	30
Pension and other postretirement benefits adjustments	15	(77)	58	(66)
Other, net		1	(1)	1
Other comprehensive income (loss)	109	(194)	82	(35)
Comprehensive income (loss)	230	(223)	500	131
Comprehensive income attributable to noncontrolling interests	(6)	(2)	(10)	(18)
Comprehensive income (loss) attributable to Huntsman International LLC	$ 224	$ (225)	$ 490	$ 113

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Operating Activities:
Net income	$ 418
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on the consolidation of a business	4
Equity in income of investment in unconsolidated affiliates	(5)
Depreciation and amortization	306
Loss (gain) on disposal of businesses/assets, net	2
Loss on early extinguishment of debt	2
Noncash interest expense	36
Noncash restructuring and impairment charges	10
Deferred income taxes	127
Noncash loss (gain) on foreign currency transactions	9
Noncash compensation	20
Other, net	5
Changes in operating assets and liabilities:
Accounts and notes receivable	(102)
Inventories	(252)
Prepaid expenses	(17)
Other current assets	(14)
Other noncurrent assets	(8)
Accounts payable	112
Accrued liabilities	45
Other noncurrent liabilities	(65)
Net cash provided by operating activities	633
Investing Activities:
Capital expenditures	(248)
Cash paid for acquisition of a business	18
Increase in receivable from affiliate	(97)
Investment in unconsolidated affiliates	(84)
Cash received from unconsolidated affiliates	51
Increase in restricted cash	(2)
Other, net	2
Net cash used in investing activities	(396)
Financing Activities:
Net repayments under revolving loan facilities	(16)
Net borrowings on overdraft facilities	2
Repayments of short-term debt	(40)
Repayments of long-term debt	(242)
Proceeds from issuance of long-term debt	3
Proceeds from notes payable to affiliate	172
Repayments of notes payable	(33)
Borrowings on notes payable	34
Debt issuance costs paid	(4)
Call premiums related to early extinguishment of debt	(2)
Dividends paid to parent	(72)
Excess tax benefit related to stock-based compensation	4
Other, net	(5)
Net cash used in financing activities	(199)
Effect of exchange rate changes on cash	2
Increase (decrease) in cash and cash equivalents	40
Cash and cash equivalents at beginning of period	231 [1]
Cash and cash equivalents at end of period	271 [1]
Supplemental cash flow information:
Cash paid for interest	177
Cash paid for income taxes	$ 70

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Decrease of capital expenditures in accounts payable	$ 1	$ 12	$ 16	$ 14	$ (13)
Stock-based compensation	$ 20	$ 17	$ 22	$ 24	$ 16

CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	Members' equity	Accumulated deficit	Accumulated other comprehensive (loss) income	Noncontrolling interests in subsidiaries
Balance at Dec. 31, 2008	$ 919	$ 2,865	$ (1,414)	$ (554)	$ 22
Balance (in units) at Dec. 31, 2008		2,728
Increase (Decrease) in Stockholders' Equity
Net income	(412)		(410)		(2)
Other comprehensive (loss) income	207			206	1
Contribution from parent	156	156
Dividends paid to parent	(23)		(23)
Balance at Dec. 31, 2009	847	3,021	(1,847)	(348)	21
Balance (in units) at Dec. 31, 2009		2,728
Increase (Decrease) in Stockholders' Equity
Net income	185		180		5
Other comprehensive (loss) income	(7)			(6)	(1)
Consolidation of a variable interest entity	35				35
Contribution from parent	24	24
Excess tax benefit related to stock-based compensation	4	4
Balance at Dec. 31, 2010	1,088	3,049	(1,667)	(354)	60
Balance (in units) at Dec. 31, 2010	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income	166		149		17
Dividends paid to noncontrolling interest	(5)				(5)
Other comprehensive (loss) income	(35)			(36)	1
Consolidation of a variable interest entity	61				61
Contribution from parent	17	17
Dividends paid to parent	(56)		(56)
Excess tax benefit related to stock-based compensation	10	10
Balance at Sep. 30, 2011	1,246	3,076	(1,574)	(390)	134
Balance (in units) at Sep. 30, 2011	2,728	2,728
Balance at Dec. 31, 2010	1,088	3,049	(1,667)	(354)	60
Balance (in units) at Dec. 31, 2010	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income	260		253		7
Dividends paid to noncontrolling interest	(9)				(9)
Other comprehensive (loss) income	(262)			(257)	(5)
Consolidation of a variable interest entity	61				61
Contribution from parent	22	22
Dividends paid to parent	(79)		(79)
Excess tax benefit related to stock-based compensation	10	10
Balance at Dec. 31, 2011	1,091	3,081	(1,493)	(611)	114
Balance (in units) at Dec. 31, 2011	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income	418		410		8
Other comprehensive (loss) income	82			80	2
Contribution from parent	20	20
Dividends paid to parent	(72)		(72)
Acquisition of a business	(2)	(2)
Excess tax benefit related to stock-based compensation	4	4
Balance at Sep. 30, 2012	$ 1,541	$ 3,103	$ (1,155)	$ (531)	$ 124
Balance (in units) at Sep. 30, 2012	2,728	2,728

GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
GENERAL
GENERAL

1. GENERAL

CERTAIN DEFINITIONS

        We are a wholly-owned subsidiary of Huntsman Corporation, which we refer to in these notes as our "parent." Unless the context otherwise requires, references in these financial statements to "we," "us," "our" or "our Company" refer to Huntsman International LLC, together with its subsidiaries, and not to Huntsman Corporation and its other subsidiaries; references to "guarantors" or "guarantor subsidiaries" refer to our subsidiaries that have guaranteed our debt obligations, including the notes, consisting of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries; "HPS" refers to Huntsman Polyurethanes Shanghai Ltd. (our consolidated splitting joint venture with Shanghai Chlor-Alkali Chemical Company, Ltd); "Sasol-Huntsman" refers to Sasol-Huntsman GmbH and Co. KG (our consolidated joint venture with Sasol that owns and operates a maleic anhydride facility in Moers, Germany); and "HCCA" refers to Huntsman Chemical Company Australia Pty Limited (our 100% owned subsidiary).

        Each capitalized term used without definition in these notes to condensed consolidated financial statements (unaudited) has the meaning specified in the prospectus with which these notes to condensed consolidated financial statements (unaudited) are included. In these financial statements, we may use, without definition, the common names of competitors or other industry participants. We may also use the common names or abbreviations for certain chemicals or products.

INTERIM FINANCIAL STATEMENTS

        Our interim condensed consolidated financial statements (unaudited) were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP" or "U.S. GAAP") and in management's opinion reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of results of operations, comprehensive income, financial position and cash flows for the periods presented. Results for interim periods are not necessarily indicative of those to be expected for the full year. These condensed consolidated financial statements (unaudited) should be read in conjunction with the audited consolidated financial statements and notes to consolidated financial statements included elsewhere in this prospectus for the year ended December 31, 2011 for our Company.

DESCRIPTION OF BUSINESS

        We are a global manufacturer of differentiated organic chemical products and of inorganic chemical products. Our products comprise a broad range of chemicals and formulations, which we market globally to a diversified group of consumer and industrial customers. Our products are used in a wide range of applications, including those in the adhesives, aerospace, automotive, construction products, personal care and hygiene, durable and non-durable consumer products, electronics, medical, packaging, paints and coatings, power generation, refining, synthetic fiber, textile chemicals and dye industries. We are a leading global producer in many of our key product lines, including MDI, amines, surfactants, maleic anhydride, epoxy-based polymer formulations, textile chemicals, dyes and titanium dioxide.

        We operate in five segments: Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments. Our Polyurethanes, Performance Products, Advanced Materials and Textile Effects segments produce differentiated organic chemical products and our Pigments segment produces inorganic chemical products.

COMPANY

        Our Company, a Delaware limited liability company, was formed in 1999. We are a wholly-owned subsidiary of Huntsman Corporation.

PRINCIPLES OF CONSOLIDATION

        Our condensed consolidated financial statements (unaudited) include the accounts of our wholly-owned and majority-owned subsidiaries and any variable interest entities for which we are the primary beneficiary. All intercompany accounts and transactions have been eliminated, except for intercompany sales between continuing and discontinued operations.

USE OF ESTIMATES

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

1. GENERAL

DEFINITIONS

        We are a wholly-owned subsidiary of Huntsman Corporation, which we refer to in these notes as our "parent." Unless the context otherwise requires, references in these financial statements to "we," "us," "our" or "our Company" refer to Huntsman International LLC, together with its subsidiaries, and not to Huntsman Corporation and its other subsidiaries; references to "guarantors" or "guarantor subsidiaries" refer to our subsidiaries that have guaranteed our debt obligations, including the notes, consisting of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries; "HPS" refers to Huntsman Polyurethanes Shanghai Ltd. (our consolidated splitting joint venture with Shanghai Chlor-Alkali Chemical Company, Ltd); and "SLIC" refers to Shanghai Liengheng Isocyanate Investment BV (our unconsolidated manufacturing joint venture with BASF AG and three Chinese chemical companies).

        Each capitalized term used without definition in these notes to consolidated financial statements has the meaning specified in the prospectus with which these notes to consolidated financial statements are included. In these financial statements, we may use, without definition, the common names of competitors or other industry participants. We may also use the common names or abbreviations for certain chemicals or products.

DESCRIPTION OF BUSINESS

        We are a global manufacturer of differentiated organic chemical products and of inorganic chemical products. Our products comprise a broad range of chemicals and formulations, which we market globally to a diversified group of consumer and industrial customers. Our products are used in a wide range of applications, including those in the adhesives, aerospace, automotive, construction products, durable and non-durable consumer products, electronics, medical, packaging, paints and coatings, power generation, refining, synthetic fiber, textile chemicals and dye industries. We are a leading global producer in many of our key product lines, including MDI, amines, surfactants, maleic anhydride, epoxy-based polymer formulations, textile chemicals, dyes and titanium dioxide.

        We operate in five segments: Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments. Our Polyurethanes, Performance Products, Advanced Materials and Textile Effects segments produce differentiated organic chemical products and our Pigments segment produces inorganic chemical products. In a series of transactions beginning in 2006, we sold or shutdown substantially all of our Australian styrenics operations and our North American polymers and base chemicals operations. We report the results of these businesses as discontinued operations. See "Note 25. Discontinued Operations."

COMPANY

        Our Company, a Delaware limited liability company, was formed in 1999. We are a wholly-owned subsidiary of Huntsman Corporation.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2012
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

2. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

ACCOUNTING PRONOUNCEMENTS ADOPTED DURING 2012

        In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, providing a consistent definition of fair value between U.S. GAAP and International Financial Reporting Standards ("IFRSs") as well as developing common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. The amendments in this ASU were effective prospectively for interim and annual periods beginning after December 15, 2011. We adopted the amendments of this ASU effective January 1, 2012, and the initial adoption of the amendments in this ASU did not have a significant impact on our condensed consolidated financial statements (unaudited).

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, requiring entities to present net income and other comprehensive income in either a single continuous statement of comprehensive income or in two separate, but consecutive, statements of net income and other comprehensive income. The option to present components of other comprehensive income as part of the statement of equity is eliminated. The amendments do not change the option to present components of other comprehensive income either net of related tax effects or before related tax effects, with one amount shown for the aggregate income tax expense or benefit related to the total of other comprehensive income components. The amendments in this ASU were effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. We adopted this ASU effective January 1, 2012 and have presented our consolidated net income and consolidated comprehensive income in two separate, but consecutive, statements.

        In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The guidance in this ASU is intended to reduce complexity and costs of the annual goodwill impairment test by providing entities with the option of performing a qualitative assessment to determine whether further impairment testing is necessary. The amendments in this ASU include examples of events and circumstances that might indicate that a reporting unit's fair value is less than its carrying value. The amendments in this ASU were effective prospectively for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We adopted the amendments in this ASU effective January 1, 2012, and the initial adoption of the amendments in this ASU did not have a significant impact on our condensed consolidated financial statements (unaudited).

ACCOUNTING PRONOUNCEMENTS PENDING ADOPTION IN FUTURE PERIODS

        In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The guidance in this ASU is intended to reduce complexity and costs of the annual impairment tests for indefinite-lived intangible assets by providing entities with the option of performing a qualitative assessment to determine whether further impairment testing is necessary. The amendments in this ASU include examples of events and circumstances that might indicate that an asset's fair value is less than its carrying value. The amendments in this ASU are effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012 with early adoption permitted. We do not expect the adoption of the amendments in this ASU to have a significant impact on our condensed consolidated financial statements (unaudited).

BUSINESS COMBINATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

RUSSIAN MDI, COATINGS AND SYSTEMS ACQUISITION

        On July 3, 2012, we completed our acquisition of the remaining 55% ownership interest in International Polyurethane Investment B.V. (the "Russian Systems House Acquisition"). This company's wholly owned subsidiary, Huntsman NMG Zao, is a leading supplier of polyurethane systems to the adhesives, coatings and footwear markets in Russia, Ukraine and Belarus and is headquartered in Obninsk, Russia. The acquisition cost was approximately €13 million (approximately $16 million). The acquired business was integrated into our Polyurethanes segment. Transaction costs charged to expense related to this acquisition were not significant. The fair value of our existing 45% ownership interest immediately prior to the acquisition was $13 million, valued by applying the income approach. Key assumptions include a discount rate of 17% and a terminal growth rate of 4%. In connection with this transaction, we recorded a noncash pretax loss of approximately $4 million in other operating (income) expense on the consolidation of this investment. The long-term debt of approximately $7 million that was assumed as part of this transaction was repaid shortly after the acquisition date.

        We have accounted for the Russian Systems House Acquisition using the acquisition method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed. The preliminary allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Fair value of original 45% ownership interest acquired in 2007	$13
Acquisition cost of 55% ownership interest acquired in 2012	16

Total fair value of net assets acquired	$29

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$2
Inventories	9
Other current assets	1
Property, plant and equipment	31
Accounts payable	(4)
Accrued liabilities	(1)
Deferred income taxes	(2)
Long-term debt	(7)

Total fair value of net assets acquired	$29

        The acquisition cost allocation is preliminary pending final determination of the fair value of assets acquired and liabilities assumed, including final valuation of working capital, property, plant and equipment, intangible assets and the determination of related deferred taxes. For purposes of this preliminary allocation of fair value, we have assigned any excess of the acquisition cost over historical carrying values to property, plant and equipment and no amounts have been allocated to goodwill. It is possible that changes to this preliminary allocation could occur.

        International Polyurethane Investment B.V. had revenues and earnings of $16 million and $3 million, respectively, for the period from the date of acquisition to September 30, 2012. If this acquisition were to have occurred on January 1, 2011, there would have been no significant impact to the combined earnings attributable to our Company and the following estimated pro forma revenues attributable to our Company would have been reported (dollars in millions):

	Pro Forma
		Nine months ended September 30,
	Three months ended September 30, 2011
		2012	2011
Revenues	$2,987	$8,601	$8,614

EMA ACQUISITION

        On December 30, 2011, we completed the acquisition of EMA Kimya Sistemleri Sanayi ve Ticaret A.S. (the "EMA Acquisition"), an MDI-based polyurethanes systems house in Istanbul, Turkey for approximately $11 million, net of cash acquired and including the repayment of assumed debt. The acquired business was integrated into our Polyurethanes segment. We have accounted for the EMA Acquisition using the acquisition method and transaction costs charged to expense associated with this acquisition were not significant. For purposes of a preliminary allocation of the acquisition cost to assets acquired and liabilities assumed, we have assigned the excess of the acquisition cost over historical carrying values of $7 million to property, plant and equipment. At December 31, 2011, the excess of the acquisition cost over historical carrying values had been assigned as goodwill. This preliminary purchase price allocation is likely to change once we complete the analysis of the fair value of tangible and intangible assets acquired and liabilities assumed during the fourth quarter of 2012. Net sales for the three and nine months ended September 30, 2011 related to the business acquired were approximately $7 million and $19 million, respectively. Net losses for the three and nine months ended September 30, 2011 related to the business acquired were approximately $(1) million and $(3) million, respectively.

LAFFANS ACQUISITION

        On April 2, 2011, we completed the acquisition of the chemical business of Laffans Petrochemicals Limited, an amines and surfactants manufacturer located in Ankleshwar, India (the "Laffans Acquisition") at a cost of approximately $23 million. The acquired business has been integrated into our Performance Products segment. Transaction costs charged to expense related to this acquisition were not significant.

        We have accounted for the Laffans Acquisition using the acquisition method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed. The allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	2
Other current assets	2
Property, plant and equipment	12
Intangibles	3
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

        If this acquisition were to have occurred on January 1, 2011, the following estimated pro forma revenues and net income attributable to Huntsman International would have been reported (dollars in millions):

Pro Forma Nine months ended September 30, 2011
Revenues	$8,603
Net income attributable to Huntsman International	150

3. BUSINESS COMBINATIONS AND DISPOSITIONS

EMA ACQUISITION

        On December 30, 2011, we completed the acquisition of EMA Kimya Sistemleri Sanayi ve Ticaret A.S. (the "EMA Acquisition"), an MDI-based polyurethanes systems house in Istanbul, Turkey for approximately $11 million, net of cash acquired and including the repayment of assumed debt. We have accounted for the EMA Acquisition using the acquisition method and transaction costs charged to expense associated with this acquisition were not significant. For purposes of a preliminary allocation of the acquisition cost to assets acquired and liabilities assumed, we have assigned the excess of the acquisition cost over historical carrying values of $7 million to goodwill. This preliminary purchase price allocation is likely to change once we analyze the fair value of tangible and intangible assets acquired and liabilities assumed. Net sales for the years ended December 31, 2011 and 2010 related to the business acquired were approximately $23 million and $17 million, respectively, and net loss associated with this business was $3 million and nil, respectively, for the same periods.

SALE OF STEREOLITHOGRAPHY RESIN AND DIGITALIS® MACHINE MANUFACTURING BUSINESSES

        On November 1, 2011, our Advanced Materials division completed the sale of its stereolithography resin and Digitalis® machine manufacturing businesses to 3D Systems Corporation for $41 million in cash. The stereolithography business had revenues of approximately $7 million in 2010 and its products are used primarily in three-dimensional part building systems. The Digitalis® business is a stereolithography rapid manufacturing system previously under development by Huntsman. In connection with this sale, we recognized a pre-tax gain in the fourth quarter of 2011 of $34 million which was reflected in other operating income on the accompanying consolidated statements of operations and comprehensive income (loss). We also derecognized $2 million of goodwill that was allocated to these businesses.

LAFFANS ACQUISITION

        On April 2, 2011, we completed the acquisition of the chemical business of Laffans Petrochemicals Limited, an amines and surfactants manufacturer located in Ankleshwar, India at an acquisition cost of approximately $23 million. The acquired business has been integrated into our Performance Products segment. Transaction costs charged to expense related to this acquisition were not significant.

        We have accounted for the Laffans Acquisition using the acquisition method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed. The preliminary allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$10
Inventories	2
Other current assets	2
Property, plant and equipment	14
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

        The acquisition cost allocation is preliminary pending final determination of the fair value of assets acquired and liabilities assumed, including final valuation of property, plant and equipment, intangible assets and the determination of related deferred taxes. For purposes of this preliminary allocation of fair value, we have assigned any excess of the acquisition cost over historical carrying values to property, plant and equipment and no amounts have been allocated to goodwill. It is possible that changes to this allocation could occur.

        If this acquisition were to have occurred on January 1, 2010 the following estimated pro forma revenues and net income attributable to Huntsman International would have been reported (dollars in millions):

	Pro Forma
	Year ended (unaudited)
	2011	2010
Revenues	$11,235	$9,301
Net income attributable to Huntsman International	254	181

TEXTILE EFFECTS ACQUISITION

        On June 30, 2006, we acquired Ciba's textile effects business and accounted for the Textile Effects Acquisition using the purchase method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed and we determined the excess of fair value of net assets over cost. Because the fair value of the acquired assets and liabilities assumed exceeded the purchase price, the valuation of the long-lived assets acquired was reduced to zero. Accordingly, no basis was assigned to property, plant and equipment or any other non-current nonfinancial assets and the remaining excess was recorded as an extraordinary gain, net of taxes (which were not applicable because the gain was recorded in purchase accounting). During 2011, 2010 and 2009, we recorded an additional extraordinary gain (loss) on the acquisition of $4 million, $(1) million and $6 million, respectively, related to settlement of contingent purchase price consideration, the reversal of accruals for certain restructuring and employee termination costs recorded in connection with the Textile Effects Acquisition and a reimbursement by Ciba of certain costs pursuant to the acquisition agreements.

INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INVENTORIES
INVENTORIES

4. INVENTORIES

        Inventories are stated at the lower of cost or market, with cost determined using last-in first-out ("LIFO"), first-in first-out, and average costs methods for different components of inventory. Inventories consisted of the following (dollars in millions):

	September 30, 2012	December 31, 2011
Raw materials and supplies	$471	$374
Work in progress	96	92
Finished goods	1,314	1,162

Total	1,881	1,628
LIFO reserves	(74)	(89)

Net	$1,807	$1,539

        For September 30, 2012 and December 31, 2011, approximately 10% and 12%, respectively, of inventories were recorded using the LIFO cost method.

        In the normal course of operations we, at times, exchange raw materials and finished goods with other companies for the purpose of reducing transportation costs. The net nonmonetary open exchange positions are valued at cost. The amounts included in inventory under nonmonetary open exchange agreements receivable by us as of September 30, 2012 and December 31, 2011 were $12 million and $3 million, respectively. Other open exchanges are settled in cash and result in a net deferred profit margin. The amount payable under these open exchange agreements as of September 30, 2012 and December 31, 2011 was $2 million and nil, respectively.

4. INVENTORIES

        Inventories consisted of the following (dollars in millions):

	December 31,
	2011	2010
Raw materials and supplies	$374	$321
Work in progress	92	99
Finished goods	1,162	1,043

Total	1,628	1,463
LIFO reserves	(89)	(67)

Net	$1,539	$1,396

        As of both December 31, 2011 and 2010, approximately 12% of inventories were recorded using the LIFO cost method.

        In the normal course of operations we, at times, exchange raw materials and finished goods with other companies for the purpose of reducing transportation costs. The net non-monetary open exchange positions are valued at cost. The amounts included in inventory under non-monetary open exchange agreements receivable by us for both December 31, 2011 and 2010 were $3 million. Other open exchanges are settled in cash and result in a net deferred profit margin. The amounts under these open exchange agreements for both December 31, 2011 and 2010 were nil.

VARIABLE INTEREST ENTITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

5. VARIABLE INTEREST ENTITIES

        We evaluate our investments and transactions to identify variable interest entities ("VIEs") for which we are the primary beneficiary. We hold a variable interest in the following four joint ventures for which we are the primary beneficiary:

  •
  Rubicon LLC manufactures products for our Polyurethanes and Performance Products segments. The joint venture is structured such that the total equity investment at risk is not sufficient to permit it to finance its activities without additional financial support. Under the Rubicon LLC operating agreement, we are entitled to a majority of the output, absorb a majority of the operating costs and provide a majority of the additional funding.

  •
  Pacific Iron Products Sdn Bhd manufactures products for our Pigments segment. In this joint venture, we supply all the raw materials through a fixed cost supply agreement, operate the manufacturing facility and market the products. Under the fixed cost supply agreement, we are exposed to the risks related to the fluctuation of raw material prices.

  •
  Arabian Amines Company manufactures ethyleneamines products for our Performance Products segment. Prior to July 1, 2010, this joint venture was accounted for under the equity method. In July 2010, Arabian Amines Company exited the development stage, which triggered its reconsideration as a VIE. As required in the Arabian Amines Company operating agreement, we purchase all of its production and sell it to our customers. Substantially all of the joint venture's activities are conducted on our behalf.

  •
  Sasol-Huntsman is our joint venture with Sasol that owns and operates a maleic anhydride facility in Moers, Germany. This joint venture manufactures products for our Performance Products segment. Prior to April 1, 2011, we accounted for Sasol-Huntsman using the equity method. In April 2011, an expansion at this facility began production, which triggered the reconsideration of this joint venture as a VIE. The joint venture uses our technology and expertise, and we bear a disproportionate amount of risk of loss due to a related-party loan to Sasol-Huntsman for which we bear the default risk. As a result, we concluded that we were the primary beneficiary and began consolidating Sasol-Huntsman beginning April 1, 2011.

        Creditors of these VIEs have no recourse to our general credit, except in the event that we offer guarantees of specified indebtedness. As the primary beneficiary, the joint ventures' assets, liabilities and results of operations are included in our condensed consolidated financial statements (unaudited).

        The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our condensed consolidated balance sheets (unaudited), before intercompany eliminations (dollars in millions):

	September 30, 2012	December 31, 2011
Current assets	$166	$140
Property, plant and equipment, net	382	403
Other noncurrent assets	58	61
Deferred income taxes	45	45
Intangible assets	20	23
Goodwill	15	15

Total assets	$686	$687

Current liabilities	$187	$145
Long-term debt	245	269
Deferred income taxes	9	9
Other noncurrent liabilities	72	110

Total liabilities	$513	$533

        The following table summarizes the fair value of Sasol-Huntsman's assets and liabilities recorded upon initial consolidation in our condensed consolidated balance sheets (unaudited), before intercompany eliminations (dollars in millions):

April 1, 2011
Current assets	$61
Property, plant and equipment, net	155
Intangible assets	16
Goodwill	17

Total assets	$249

Current liabilities	$23
Long-term debt	93
Deferred income taxes	8
Other noncurrent liabilities	7

Total liabilities	$131

        Goodwill of $17 million was recognized upon consolidation of Sasol-Huntsman, of which approximately $12 million is deductible for income tax purposes. The total amount recorded as goodwill decreased by approximately $2 million from the date of consolidation to December 31, 2011 due to a change in the foreign currency exchange rate. The net change to goodwill in response to changes in the foreign currency exchange rates from December 31, 2011 to September 30, 2012 was nil. All intangible assets other than goodwill are being amortized over an average useful life of 18 years.

        If consolidation of Sasol-Huntsman had occurred on January 1, 2011, the approximate pro forma revenues attributable to our Company would have been $8,618 million for the nine months ended September 30, 2011. There would have been no impact to the combined earnings attributable to us, excluding a one-time noncash gain of approximately $12 million recognized upon consolidation included in other operating expense in the condensed consolidated statements of operations (unaudited). Upon consolidation, we also recognized a one-time noncash income tax expense of approximately $2 million. The fair value of the noncontrolling interest was estimated to be $61 million at April 1, 2011. The noncontrolling interest was valued at 50% of the fair value of the net assets as of April 1, 2011, as dictated by the ownership interest percentages, adjusted for certain tax consequences only applicable to one parent.

7. VARIABLE INTEREST ENTITIES

        We evaluate our investments and transactions to identify VIEs for which we are the primary beneficiary. We hold a variable interest in the following four joint ventures for which we are the primary beneficiary:

  •
  Rubicon LLC manufactures products for our Polyurethanes segment. The structure of the joint venture is such that the total equity investment at risk is not sufficient to permit the joint venture to finance its activities without additional financial support. By virtue of the operating agreement with this joint venture, we purchase a majority of the output, absorb a majority of the operating costs and provide a majority of the additional funding.

  •
  Pacific Iron Products Sdn Bhd ("Pacific Iron Products") manufactures products for our Pigments segment. In this joint venture we supply all the raw materials through a fixed cost supply contract, operate the manufacturing facility and market the products of the joint venture to third party customers. Through a fixed price raw materials supply contract with the joint venture we are exposed to the risk related to the fluctuation of raw material pricing.

  •
  Arabian Amines Company manufactures products for our Performance Products segment. Prior to July 1, 2010, this joint venture was in the development stage and the total equity investment at risk was sufficient for the joint venture to finance its activities without additional support. Therefore, Arabian Amines Company was accounted for under the equity method. In July 2010, Arabian Amines Company exited the development stage, which triggered the reconsideration of Arabian Amines Company as a VIE. As required in the operating agreement governing this joint venture, we purchase all of Arabian Amines Company's production and sell it to our customers. Substantially all of the joint venture's activities are conducted on our behalf. Accordingly, we concluded that we were the primary beneficiary and began consolidating Arabian Amines Company beginning July 1, 2010.

  •
  Sasol-Huntsman is our 50/50 joint venture with Sasol that owns and operates a maleic anhydride facility in Moers, Germany. This joint venture manufactures products for our Performance Products segment. Prior to April 1, 2011, we accounted for Sasol-Huntsman using the equity method. In April 2011, an expansion at this facility began production, which triggered the reconsideration of this joint venture as a VIE. The joint venture uses our technology and expertise, and we bear a disproportionate amount of risk of loss due to a related-party loan to Sasol-Huntsman for which we bear the default risk. As a result, we concluded that we were the primary beneficiary and began consolidating Sasol-Huntsman beginning April 1, 2011.

        Creditors of these entities have no recourse to our general credit, except in the event that we offer guarantees of specified indebtedness. As the primary beneficiary of these variable interest entities at December 31, 2011, the joint ventures' assets, liabilities and results of operations are included in our consolidated financial statements.

        The following table summarizes the carrying amount of Rubicon LLC, Pacific Iron Products and Arabian Amines Company's assets and liabilities included in our consolidated balance sheet, before intercompany eliminations, as of December 31, 2011 and 2010 (dollars in millions):

	December 31,
	2011	2010
Current assets	$86	$90
Property, plant and equipment, net	262	275
Other noncurrent assets	61	56
Deferred income taxes	45	40
Intangible assets	6	7

Total assets	$460	$468

Current liabilities	$115	$111
Long-term debt	182	188
Deferred income taxes	1	-
Other noncurrent liabilities	108	109

Total liabilities	$406	$408

        In April 2011, Arabian Amines Company settled a dispute with its third party contractors and received an amount totaling $11 million. Of this $11 million settlement, $8 million was related to damages incurred due to the delayed initial acceptance of the plant. This amount was recorded as other operating (income) expense in the consolidated statements of operations and comprehensive (loss) income and included in the cash flows from operating activities in the consolidated statements of cash flows. The remaining $3 million of the settlement was received for the reimbursement of capital expenditures for work left unfinished by the third party contractors. This amount was included in cash flows from investing activities in the consolidated statements of cash flows.

        The following table summarizes the fair value of Sasol-Huntsman's assets and liabilities as of April 1, 2011 recorded upon initial consolidation in our consolidated balance sheet and the carrying amounts of such assets and liabilities as of December 31, 2011, before intercompany eliminations (dollars in millions):

	December 31, 2011	April 1, 2011
Current assets	$54	$61
Property, plant and equipment, net	141	155
Intangible assets	17	16
Goodwill	15	17

Total assets	$227	$249

Current liabilities	$30	$23
Long-term debt	87	93
Deferred income taxes	8	8
Other noncurrent liabilities	2	7

Total liabilities	$127	$131

        Goodwill of $17 million was recognized upon consolidation of Sasol-Huntsman, of which approximately $12 million is deductible for income tax purposes. The total amount of goodwill changed approximately $2 million from the date of consolidation to December 31, 2011, due to a change in the foreign currency exchange rate. All other intangible assets are being amortized over an average useful life of 18 years.

        Sasol-Huntsman had revenues and earnings of $116 million and $7 million, respectively, for the period from the date of consolidation to December 31, 2011. If this consolidation had occurred on January 1, 2010, the approximate pro forma revenues attributable to our Company would have been $11,259 million and $9,337 million for 2011 and 2010, respectively. There would have been no impact to the combined earnings attributable to us excluding a one-time noncash gain of approximately $12 million recognized upon consolidation included in other operating income in the consolidated statements of operations and comprehensive (loss) income. Upon consolidation we also recognized a one-time noncash income tax expense of approximately $2 million. The fair value of the noncontrolling interest was estimated to be $61 million at April 1, 2011. The noncontrolling interest was valued at 50% of the fair value of the net assets as of April 1, 2011, as dictated by the ownership interest percentages, adjusted for certain tax consequences only applicable to one parent.

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

6. RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

        As of September 30, 2012 and December 31, 2011, accrued restructuring costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2012	$73	$-	$11	$8	$92
2012 charges for 2007 and prior initiatives	2	-	-	-	2
2012 charges for 2009 initiatives	1	-	-	4	5
2012 charges for 2010 initiatives	-	-	-	1	1
2012 charges for 2011 initiatives	4	1	-	4	9
2012 charges for 2012 initiatives	33	-	-	6	39
Reversal of reserves no longer required	(13)	-	-	(1)	(14)
2012 payments for 2007 and prior initiatives	(1)	-	(1)	(1)	(3)
2012 payments for 2009 initiatives	(2)	-	-	(4)	(6)
2012 payments for 2010 initiatives	(2)	-	(1)	-	(3)
2012 payments for 2011 initiatives	(19)	(1)	-	(4)	(24)
2012 payments for 2012 initiatives	(4)	-	-	(5)	(9)
Foreign currency effect on liability balance	1	-	-	-	1

Accrued liabilities as of September 30, 2012	$73	$-	$9	$8	$90

(1)
The total workforce reduction reserves of $73 million relate to the termination of 581 positions, of which 544 positions had not been terminated as of September 30, 2012.

(2)
Accrued liabilities by initiatives were as follows (dollars in millions):

	September 30, 2012	December 31, 2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	42	63
2012 initiatives	30	-

Total	$90	$92

        Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate and Other	Total
Accrued liabilities as of January 1, 2012	$-	$1	$12	$69	$3	$6	$1	$92
2012 charges for 2007 and prior initiatives	-	-	-	2	-	-	-	2
2012 charges for 2009 initiatives	-	-	1	-	4	-	-	5
2012 charges for 2010 initiatives	-	-	-	-	-	-	1	1
2012 charges for 2011 initiatives	-	-	3	6	-	-	-	9
2012 charges for 2012 initiatives	37	-	2	-	-	-	-	39
Reversal of reserves no longer required	-	-	-	(14)	-	-	-	(14)
2012 payments for 2007 and prior initiatives	-	-	-	(2)	(1)	-	-	(3)
2012 payments for 2009 initiatives	-	-	(1)	-	(5)	-	-	(6)
2012 payments for 2010 initiatives	-	(1)	-	(1)	-	-	(1)	(3)
2012 payments for 2011 initiatives	-	-	(12)	(12)	-	-	-	(24)
2012 payments for 2012 initiatives	(7)	-	(2)	-	-	-	-	(9)
Foreign currency effect on liability balance	-	-	-	1	1	-	(1)	1

Accrued liabilities as of September 30, 2012	$30	$-	$3	$49	$2	$6	$-	$90

Current portion of restructuring reserves	$18	$-	$2	$28	$2	$6	$-	$56
Long-term portion of restructuring reserve	12	-	1	21	-	-	-	34
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	1	-	-	15	-	-	-	16
Estimated additional charges beyond one year	-	-	-	4	-	-	-	4

        Details with respect to cash and noncash restructuring charges for the three and nine months ended September 30, 2012 and 2011 by initiative are provided below (dollars in millions):

	Three months ended September 30, 2012	Nine months ended September 30, 2012
Cash charges:
2012 charges for 2007 and prior initiatives	$-	$2
2012 charges for 2009 initiatives	1	5
2012 charges for 2010 initiatives	-	1
2012 charges for 2011 initiatives	5	9
2012 charges for 2012 initiatives	33	39
Reversal of reserves no longer required	(1)	(14)
Noncash charges	9	10

Total 2012 Restructuring, Impairment and Plant Closing Costs	$47	$52

	Three months ended September 30, 2011	Nine months ended September 30, 2011
Cash charges:
2011 charges for 2007 and prior initiatives	$-	$2
2011 charges for 2009 initiatives	2	5
2011 charges for 2010 initiatives	2	5
2011 charges for 2011 initiatives	99	110
Reversal of reserves no longer required	(1)	(4)
Noncash charges	53	53

Total 2011 Restructuring, Impairment and Plant Closing Costs	$155	$171

2012 RESTRUCTURING ACTIVITIES

        During the nine months ended September 30, 2012, our Polyurethanes segment implemented a restructuring program to reduce annualized fixed costs by approximately $75 million by the third quarter of 2013. In connection with this program, we recorded restructuring expenses of $37 million during the nine months ended September 30, 2012 primarily for workforce reductions. We expect to incur additional charges of approximately $1 million relating to this program through September 2013.

        During the nine months ended September 30, 2012, our Advanced Materials segment recorded charges of $6 million primarily related to the reorganization of our global business structure, the relocation of our divisional headquarters from Basel, Switzerland to The Woodlands, Texas and a redesign of our planning process focused on inventory reduction. In connection with the restructuring in Switzerland, we recorded a $3 million noncash charge related to a pension settlement loss.

        On September 27, 2011, we announced plans to implement a significant restructuring of our Textile Effects segment, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the Textile Effects segment's long-term global competitiveness. In connection with this plan, during the nine months ended September 30, 2012, we recorded charges of $5 million and a $2 million noncash charge for asset impairments and a $5 million noncash charge for a pension settlement loss. We expect to incur additional restructuring and plant closing charges, excluding site exit costs, of approximately $19 million through December 31, 2014. In addition, during the nine months ended September 30, 2012, our Textile Effects segment recorded charges of $3 million primarily related to the closure of our St. Fons, France facility and a global transfer pricing initiative. Also during the nine months ended September 30, 2012, we reversed $14 million of reserves that were no longer required for workforce reductions at our production facility in Langweid, Germany, the consolidation of manufacturing activities and processes at our site in Basel, Switzerland and closure of our production facilities in Basel, Switzerland.

        During the nine months ended September 30, 2012, our Pigments segment recorded charges of $4 million related to the closure of our Grimsby, U.K. plant.

11. RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

        As of December 31, 2011, 2010 and 2009, accrued restructuring, impairment and plant closing costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non- cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2009	$68	$2	$2	$3	$75
Adjustment to Textile Effects opening balance sheet liabilities	(5)	-	-	-	(5)
2009 charges for 2006 initiatives	-	1	-	-	1
2009 charges for 2008 initiatives	5	-	-	-	5
2009 charges for 2009 initiatives	56	8	-	14	78
Reversal of reserves no longer required	(8)	-	-	-	(8)
2009 payments for 2005 and prior initiatives	(5)	-	-	-	(5)
2009 payments for 2006 initiatives	(28)	(1)	-	-	(29)
2009 payments for 2008 initiatives	(17)	-	-	-	(17)
2009 payments for 2009 initiatives	(32)	(8)	-	(12)	(52)
Net activity of discontinued operations	26	-	-	8	34
Foreign currency effect on reserve balance	-	-	-	(2)	(2)

Accrued liabilities as of December 31, 2009	60	2	2	11	75
2010 charges for 2005 and prior initiatives	1	-	-	-	1
2010 charges for 2008 initiatives	1	-	-	-	1
2010 charges for 2009 initiatives	4	-	-	5	9
2010 charges for 2010 initiatives	22	-	-	1	23
Reversal of reserves no longer required	(6)	-	(1)	-	(7)
2010 payments for 2005 and prior initiatives	(1)	(1)	-	-	(2)
2010 payments for 2006 initiatives	(3)	-	-	-	(3)
2010 payments for 2008 initiatives	(7)	-	-	-	(7)
2010 payments for 2009 initiatives	(11)	-	-	(5)	(16)
2010 payments for 2010 initiatives	(1)	-	-	(2)	(3)
Net activity of discontinued operations	(26)	-	-	-	(26)
Foreign currency effect on liability balance	3	-	-	1	4

Accrued liabilities as of December 31, 2010	36	1	1	11	49
2011 charges for 2006 and prior initiatives	1	-	-	-	1
2011 charges for 2009 initiatives	1	-	-	6	7
2011 charges for 2010 initiatives	2	2	10	1	15
2011 charges for 2011 initiatives	87	-	1	1	89
Reversal of reserves no longer required	(5)	-	-	-	(5)
2011 payments for 2006 and prior initiatives	(1)	-	(1)	(1)	(3)
2011 payments for 2008 initiatives	(2)	-	-	-	(2)
2011 payments for 2009 initiatives	(6)	-	-	(6)	(12)
2011 payments for 2010 initiatives	(17)	(3)	-	(1)	(21)
2011 payments for 2011 initiatives	(13)	-	-	(1)	(14)
Net activity of discontinued operations	-	-	-	(2)	(2)
Foreign currency effect on liability balance	(10)	-	-	-	(10)

Accrued liabilities as of December 31, 2011	$73	$-	$11	$8	$92

(1)
The total workforce reduction reserves of $73 million relate to the termination of 699 positions, of which 650 positions had not been terminated as of December 31, 2011.

(2)
Accrued liabilities remaining at December 31, 2011 and 2010 by year of initiatives were as follows (dollars in millions):

	December 31,
	2011	2010
2006 initiatives and prior	$2	$4
2008 initiatives	-	1
2009 initiatives	11	20
2010 initiatives	16	24
2011 initiatives	63	-

Total	$92	$49

        Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate & Other	Total
Accrued liabilities as of January 1, 2009	$3	$1	$1	$63	$7	$-	$-	$75
Adjustment to Textile Effects opening balance sheet liabilities	-	-	-	(5)	-	-	-	(5)
2009 charges for 2006 initiatives	-	-	-	1	-	-	-	1
2009 charges for 2008 initiatives	1	-	-	2	2	-	-	5
2009 charges for 2009 initiatives	-	-	12	10	45	-	11	78
Reversal of reserves no longer required	-	-	-	(7)	(1)	-	-	(8)
2009 payments for 2005 and prior initiatives	(2)	(1)	-	-	(2)	-	-	(5)
2009 payments for 2006 initiatives	-	-	-	(29)	-	-	-	(29)
2009 payments for 2008 initiatives	-	-	-	(13)	(4)	-	-	(17)
2009 payments for 2009 initiatives	-	-	(6)	(4)	(35)	-	(7)	(52)
Net activity of discontinued operations	-	-	-	-	-	34	-	34
Foreign currency effect on liability balance	-	-	-	(1)	(1)	-	-	(2)

Accrued liabilities as of December 31, 2009	2	-	7	17	11	34	4	75
2010 charges for 2005 initiatives	-	-	-	-	1	-	-	1
2010 charges for 2008 initiatives	-	-	-	1	-	-	-	1
2010 charges for 2009 initiatives	-	-	1	-	8	-	-	9
2010 charges for 2010 initiatives	-	2	-	15	-	-	6	23
Reversal of reserves no longer required	-	-	(3)	(1)	(2)	-	(1)	(7)
2010 payments for 2005 initiatives	(1)	-	-	-	(1)	-	-	(2)
2010 payments for 2006 initiatives	-	-	-	(3)	-	-	-	(3)
2010 payments for 2008 initiatives	(1)	-	-	(5)	(1)	-	-	(7)
2010 payments for 2009 initiatives	-	-	(3)	(2)	(8)	-	(3)	(16)
2010 payments for 2010 initiatives	-	(1)	-	-	-	-	(2)	(3)
Net activity of discontinued operations	-	-	-	-	-	(26)	-	(26)
Foreign currency effect on liability balance	-	-	-	3	-	-	1	4

Accrued liabilities as of December 31, 2010	-	1	2	25	8	8	5	49
2011 charges for 2006 and prior initiatives	-	-	-	1	-	-	-	1
2011 charges for 2009 Initiatives	-	-	-	-	7	-	-	7
2011 charges for 2010 Initiatives	-	-	-	13	-	-	2	15
2011 charges for 2011 Initiatives	-	-	21	65	3	-	-	89
Reversal of reserves no longer required	-	-	(1)	(4)	-	-	-	(5)
2011 payments for 2006 and prior initiatives	-	-	-	(2)	(1)	-	-	(3)
2011 payments for 2008 Initiatives	-	-	-	(1)	(1)	-	-	(2)
2011 payments for 2009 Initiatives	-	-	(1)	-	(11)	-	-	(12)
2011 payments for 2010 Initiatives	-	-	-	(15)	-	-	(6)	(21)
2011 payments for 2011 Initiatives	-	-	(7)	(5)	(2)	-	-	(14)
Net activity of discontinued operations	-	-	-	-	-	(2)	-	(2)
Foreign currency effect on liability balance	-	-	(2)	(8)	-	-	-	(10)

Accrued liabilities as of December 31, 2011	$-	$1	$12	$69	$3	$6	$1	$92

Current portion of restructuring reserves	$-	$1	$11	$69	$3	$6	$1	$91
Long-term portion of restructuring reserve	-	-	1	-	-	-	-	1
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	$-	$-	$1	$10	$6	$-	$-	$17
Estimated additional charges beyond one year	-	-	-	15	-	-	-	15

        Details with respect to cash and non-cash restructuring charges for the years ended December 31, 2011, 2010 and 2009 by initiative are provided below (dollars in millions):

Cash charges:
2011 charges for 2006 and prior initiatives	$1
2011 charges for 2009 initiatives	7
2011 charges for 2010 initiatives	15
2011 charges for 2011 initiatives	89
Reversal of reserves no longer required	(5)
Non-cash charges	60

Total 2011 Restructuring, Impairment and Plant Closing Costs	$167

Cash charges:
2010 charges for 2005 and prior initiatives	$1
2010 charges for 2008 initiatives	1
2010 charges for 2009 initiatives	9
2010 charges for 2010 initiatives	23
Reversal of reserves no longer required	(7)
Non-cash charges	2

Total 2010 Restructuring, Impairment and Plant Closing Costs	$29

Cash charges:
2009 charges for 2006 initiatives	$1
2009 charges for 2008 initiatives	5
2009 charges for 2009 initiatives	78
Reversal of reserves no longer required	(8)
Non-cash charges	12

Total 2009 Restructuring, Impairment and Plant Closing Costs	$88

2011 RESTRUCTURING ACTIVITIES

        As of December 31, 2011, our Advanced Materials segment restructuring reserve consisted of $12 million related to workforce reductions in connection with a reorganization of its global structure and relocation of its divisional headquarters from Basel, Switzerland to The Woodlands, Texas. During 2011, our Advanced Materials segment recorded net charges of $20 million primarily related this activity. We expect to incur additional charges of $1 million through December 31, 2012 related to the relocation of our divisional headquarters from Basel, Switzerland to The Woodlands, Texas.

        On September 27, 2011, we announced plans to implement a significant restructuring of our Textile Effects segment, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the Textile Effects segment's long-term global competitiveness. In connection with this plan during 2011, we recorded a charge of $62 million for workforce reduction, a pension curtailment gain of $38 million and $53 million for the impairment of long-lived assets at our Basel, Switzerland manufacturing facility. For purposes of calculating the impairment charge, the fair value of the Basel, Switzerland manufacturing facility was based on the discounted cash flows of that facility. We expect to incur additional restructuring and plant closing charges of approximately $25 million through 2014. As of December 31, 2011, our Textile Effects segment restructuring reserve consisted of $69 million of which $2 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $2 million related to workforce reductions at our production facility in Langweid, Germany, $2 million related to the simplification of the commercial organization and optimization of our distribution network, $15 million related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland, $47 million related to the closure of our production facilities and business support offices in Basel, Switzerland and $1 million related to the consolidation of our North Carolina sites.

        In addition, during 2011, our Textile Effects segment recorded charges of $22 million of which $5 million related to simplification of the commercial organization and optimization of our distribution network, $12 million related to non-workforce reductions incurred for the consolidation of our Switzerland manufacturing facilities, and $4 million related to the consolidation of our North Carolina sites. We reversed charges of $4 million which were no longer required for workforce reductions at our production facility in Langweid, Germany and the consolidation of manufacturing activities and processes at our site in Basel, Switzerland.

        As of December 31, 2011, our Pigments segment restructuring reserve consisted of $3 million primarily related to workforce reductions at our Huelva, Spain and Scarlino, Italy plants. During 2011, our Pigments segment recorded charges of $10 million of which $7 million related to the closure of our Grimsby, U.K. plant and $3 million related to workforce reductions at our Umbogintwini, South Africa plant. We expect to incur additional charges of $6 million through December 31, 2013, primarily related to the closure of our Grimsby, U.K. plant and workforce reductions at Scarlino, Italy.

        The restructuring reserve related to discontinued operations as of December 31, 2011 of $6 million was associated with the closure of our Australian styrenics business. For more information, see "Note 25. Discontinued Operations-Australian Styrenics Business Shutdown."

        As of December 31, 2011, our Corporate and other segment restructuring reserve consisted of $1 million primarily related to a reorganization and regional consolidation of our transactional accounting activities. During 2011, we recorded charges of $2 million in Corporate and other primarily related to workforce reductions in connection with this project.

2010 RESTRUCTURING ACTIVITIES

        As of December 31, 2010, our Performance Products segment restructuring reserve consisted of $1 million related to workforce reductions in connection with a new Performance Products organizational structure. During 2010, we recorded charges of $2 million related to workforce reductions in connection with this project.

        As of December 31, 2010, our Advanced Materials segment restructuring reserve consisted of $2 million related to workforce reductions in connection with a reorganization designed to implement a regional management structure. During 2010, we recorded net reversals of $2 million primarily related to workforce reductions in connection to this project.

        As of December 31, 2010, our Textile Effects segment restructuring reserve consisted of $25 million of which $2 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $1 million related to the streamlining of the textile effects business into two global strategic business units as announced during the fourth quarter of 2008, $3 million related to workforce reductions at our production facility in Langweid, Germany, and $19 million related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland. During 2010, our Textile Effects segment recorded net charges of $15 million primarily related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland.

        As of December 31, 2010, our Pigments segment restructuring reserve consisted of $8 million primarily related to workforce reductions at our Huelva, Spain and Scarlino, Italy plants. During 2010, our Pigments segment recorded net charges of $7 million primarily related to the closure of our Grimsby, U.K. plant. We expect to incur additional charges of $8 million through December 31, 2012, primarily related to the closure of our Grimsby, U.K. plant.

        The restructuring reserve related to discontinued operations as of December 31, 2010 of $8 million was associated with the closure of our Australian styrenics business. For more information, see "Note 25. Discontinued Operations-Australian Styrenics Business Shutdown."

        As of December 31, 2010, our Corporate and other segment restructuring reserve consisted of $5 million primarily related to a reorganization and regional consolidation of our transactional accounting and purchasing activities. During 2010, we recorded net charges of $5 million in Corporate and other primarily related to workforce reductions in connection with these projects.

2009 RESTRUCTURING ACTIVITIES

        As of December 31, 2009, our Polyurethanes segment restructuring reserve consisted of $2 million related to restructuring initiatives at our Rozenburg, The Netherlands site (as announced in 2003).

        As of December 31, 2009, our Advanced Materials segment restructuring reserve consisted of $7 million related to workforce reductions in connection with a reorganization designed to implement a regional management structure. During 2009, we recorded charges of $12 million related to this reorganization project.

        As of December 31, 2009, our Textile Effects segment restructuring reserve consisted of $17 million, of which $5 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $5 million related to the streamlining of the textile effects business into two global strategic business units as announced during the fourth quarter of 2008, and $7 million related to workforce reductions at our production facility in Langweid, Germany. During 2009, we recorded charges of $13 million primarily related to workforce reductions at our Germany production facility. We also reversed accruals of $7 million primarily related to the streamlining of the textile effects business and $5 million related to certain employee termination costs recorded in connection with the Textile Effects Acquisition.

        As of December 31, 2009, our Pigments segment restructuring reserve consisted of $11 million primarily related to workforce reductions at our Huelva, Spain plant. During 2009, we recorded charges of $47 million, of which $29 million primarily related to the closure of our Grimsby plant and $18 million primarily related to workforce reductions at our Huelva, Spain plant. Of the $29 million of charges at our Grimsby plant, $14 million related to contract terminations, $7 million related to workforce reductions and $8 million related to decommissioning. We also recorded non-cash charges of $4 million primarily related to a provision against engineering spare parts at our Grimsby plant.

        As of December 31, 2009, the restructuring reserve associated with discontinued operations of $34 million related to the closure of our former styrenics business in West Footscray, Australia. During 2009, we recorded charges of $63 million in discontinued operations related to the closure of this business, of which $25 million related to workforce reductions, $30 million related to estimated environmental remediation costs and $8 million related to contract termination costs.

        As of December 31, 2009, our Corporate and other segment restructuring reserve consisted of $4 million related to our 2009 fixed cost reduction project announced in the first quarter of 2009. During 2009, we recorded charges of $11 million and non-cash charges of $3 million in Corporate and other related to other aspects of our 2009 fixed cost reduction project.

DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
DEBT

7. DEBT

        Outstanding debt consisted of the following (dollars in millions):

	September 30, 2012	December 31, 2011
Senior Credit Facilities:
Term loans	$1,613	$1,696
Amounts outstanding under A/R programs	237	237
Senior notes	490	472
Senior subordinated notes	892	976
HPS (China) debt	109	167
Variable interest entities	266	281
Other	73	113

Total debt-excluding debt to affiliates	$3,680	$3,942

Total current portion of debt	$130	$212
Long-term portion	3,550	3,730

Total debt-excluding debt to affiliates	$3,680	$3,942

Total debt-excluding debt to affiliates	$3,680	$3,942
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	610	439

Total debt	$4,390	$4,481

Senior Credit Facilities

        As of September 30, 2012, our senior credit facilities ("Senior Credit Facilities") consisted of our revolving credit facility ("Revolving Facility"), our term loan B facility ("Term Loan B"), our extended term loan B facility ("Extended Term Loan B"), our extended term loan B facility-Series 2 ("Extended Term Loan B-Series 2") and our term loan C facility ("Term Loan C") as follows (dollars in millions):

Facility	Committed Amount	Principal Outstanding		Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$400	$-	(1)	$-	(1)	USD LIBOR plus 2.50%	2017	(3)
Term Loan B	NA	243		243		USD LIBOR plus 1.50%	2014
Extended Term Loan B	NA	637		637		USD LIBOR plus 2.50%	2017	(3)
Extended Term Loan B-Series 2	NA	342		342		USD LIBOR plus 2.75%	2017	(3)
Term Loan C	NA	419		391		USD LIBOR plus 2.25%	2016
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $19 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of September 30, 2012, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3%.

(3)
The maturity of the Revolving Facility commitments will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to repay our 5.50% senior notes due 2016, Term Loan B due April 19, 2014 and Term Loan C due June 30, 2016. The maturity of Extended Term Loan B and Extended Term Loan B-Series 2 will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our 5.50% senior notes due 2016 that remain outstanding during the three months prior to the maturity date of such notes.

        Our obligations under the Senior Credit Facilities are guaranteed by our guarantor subsidiaries ("Guarantors"), which consist of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries, and are secured by a first priority lien on substantially all of our domestic property, plant and equipment, the stock of all of our material domestic subsidiaries and certain foreign subsidiaries and pledges of intercompany notes between certain of our subsidiaries.

        During the nine months ended September 30, 2012, we made the following payments on our Senior Credit Facilities:

  •
  On September 24, 2012, we prepaid $58 million on our Term Loan B.

  •
  On September 7, 2012, we prepaid $3 million on our Term Loan B, $6 million on our Extended Term Loan B, $4 million on our Extended Term Loan B-Series 2, and $4 million on our Term Loan C.
  •
  On April 2, 2012, we paid the annual scheduled repayment of $3 million on our Term Loan B, $7 million on our Extended Term Loan B, and $4 million on our Term Loan C.

        In connection with these debt repayments, we recognized a loss on early extinguishment of debt of approximately $1 million during the nine months ended September 30, 2012.

Amendment to Credit Agreement

        On March 6, 2012, we entered into a seventh amendment to its Senior Credit Facilities. Among other things, the amendment:

  •
  extended the stated termination date of the Revolving Facility commitments from March 9, 2014 to March 20, 2017;

  •
  reduced the applicable interest rate margin on the Revolving Facility commitments by 0.50%;

  •
  set the undrawn commitment fee on the Revolving Facility at 0.50%;

  •
  increased the capacity for the Revolving Facility commitments from $300 million to $400 million;

  •
  extended the stated maturity date of $346 million aggregate principal amount of Term Loan B from April 19, 2014 to April 19, 2017 (now referred to as Extended Term Loan B-Series 2);

  •
  increased the interest rate margin with respect to Extended Term Loan B-Series 2 to LIBOR plus 3.00% (the interest rate margin is subject to a leverage-based step-down, which was achieved based on June 30, 2012 results); and

  •
  set the amortization on the Extended Term Loan B-Series 2 at 1% of the principal amount.

Redemption of Notes and Loss on Early Extinguishment of Debt

        During the nine months ended September 30, 2012 and 2011, we redeemed or repurchased the following notes (monetary amounts in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
March 26, 2012	7.50% Senior Subordinated Notes due 2015	€ 64 (approximately $86)	€ 65 (approximately $87)	$1
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€ 14 (approximately $19)	€ 14 (approximately $19)	$-
Three months ended September 30, 2011	7.50% Senior Subordinated Notes due 2013	€ 12 (approximately $17)	€ 12 (approximately $17)	$-
July 25, 2011	7.375% Senior Subordinated Notes due 2013	$ 75	$ 77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3

Other Debt

        During the nine months ended September 30, 2012, HPS repaid $2 million and RMB 120 million (approximately $19 million) on term loans and working capital loans under its secured facilities. As of September 30, 2012, HPS had $10 million and RMB 354 million (approximately $56 million) outstanding under its secured facilities.

        During the nine months ended September 30, 2012, HPS repaid RMB 229 million (approximately $36 million) under its loan facility for working capital loans and discounting of commercial drafts. As of September 30, 2012, HPS had RMB 270 million (approximately $43 million) outstanding, which is classified as current portion of debt on the accompanying condensed consolidated balance sheets (unaudited).

        On March 30, 2012, we repaid the remaining A$26 million (approximately $27 million) outstanding under our Australian subsidiary's credit facility (the "Australian Credit Facility"), which represents repayment of A$14 million (approximately $15 million) under the revolving facility and A$12 million (approximately $12 million) under the term loan facility.

Note Payable to Huntsman Corporation

        As of September 30, 2012, there was $707 million outstanding under the intercompany note owed by us to Huntsman Corporation (the "Intercompany Note"). The Intercompany Note is unsecured and $100 million of the outstanding amount is classified as current as of both September 30, 2012 and December 31, 2011 on the condensed consolidated balance sheets (unaudited). As of September 30, 2012, under the terms of the Intercompany Note, we promise to pay Huntsman Corporation interest on the unpaid principal amount at a rate per annum based on the previous monthly average borrowing rate obtained under our U.S. accounts receivable securitization program ("U.S. A/R Program"), less ten basis points (provided that the rate shall not exceed an amount that is 25 basis points less than the monthly average borrowing rate obtained for the U.S. LIBOR-based borrowings under our Revolving Facility).

COMPLIANCE WITH COVENANTS

        We believe that we are in compliance with the covenants contained in the agreements governing our material debt instruments, including our Senior Credit Facilities, our U.S. A/R Program and our European accounts receivable securitization program (the "EU A/R Program" and collectively with the U.S. A/R Program the "A/R Programs") and our notes.

        Our material financing arrangements contain certain covenants with which we must comply. A failure to comply with a covenant could result in a default under a financing arrangement unless we obtained an appropriate waiver or forbearance (as to which we can provide no assurance). A default under these material financing arrangements generally allows debt holders the option to declare the underlying debt obligations immediately due and payable. Furthermore, certain of our material financing arrangements contain cross default and cross acceleration provisions under which a failure to comply with the covenants in one financing arrangement may result in an event of default under another financing arrangement.

        Our Senior Credit Facilities are subject to a single financial covenant (the "Leverage Covenant") which applies only to the Revolving Facility. The Leverage Covenant is applicable only if borrowings, letters of credit or guarantees are outstanding under the Revolving Facility (cash collateralized letters of credit or guarantees are not deemed outstanding). The Leverage Covenant is a net senior secured leverage ratio covenant which requires that our ratio of senior secured debt to EBITDA (as defined in the applicable agreement) is not more than 3.75 to 1.

        If in the future we failed to comply with the Leverage Covenant, then we may not have access to liquidity under our Revolving Facility. If we failed to comply with the Leverage Covenant at a time when we had uncollateralized loans or letters of credit outstanding under the Revolving Facility, we would be in default under the Senior Credit Facilities, and, unless we obtained a waiver or forbearance with respect to such default (as to which we can provide no assurance), we could be required to pay off the balance of the Senior Credit Facilities in full, and we may not have further access to such facilities.

        The agreements governing our A/R Programs also contain certain receivable performance metrics. Any material failure to meet the applicable A/R Programs' metrics in the future could lead to an early termination event under the A/R Programs, which could require us to cease our use of such facilities, prohibiting us from additional borrowings against our receivables or, at the discretion of the lenders, requiring that we repay the A/R Programs in full. An early termination event under the A/R Programs would also constitute an event of default under our Senior Credit Facilities, which could require us to pay off the balance of the Senior Credit Facilities in full and could result in the loss of our Senior Credit Facilities.

14. DEBT

        Outstanding debt of consolidated entities consisted of the following (dollars in millions):

	December 31,
	2011	2010
Senior Credit Facilities:
Term loans	$1,696	$1,688
Amounts outstanding under A/R programs	237	238
Senior notes	472	452
Subordinated notes	976	1,279
HPS (China) debt	167	188
Variable interest entities	281	200
Other	113	101

Total debt—excluding debt to affiliates	$3,942	$4,146

Total current portion of debt	$212	$519
Long-term portion	3,730	3,627

Total debt—excluding debt to affiliates	$3,942	$4,146

Total debt—excluding debt to affiliates	$3,942	$4,146
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	439	439

Total debt	$4,481	$4,685

Senior Credit Facilities

        As of December 31, 2011, our Senior Credit Facilities consisted of our Revolving Facility, our Term Loan B, our Term Loan C and our Extended Term Loan B as follows (dollars in millions):

Facility	Committed Amount	Principal Outstanding	Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$300	$—	$—	(1)	USD LIBOR plus 3.00%	2014	(3)
Term Loan B	NA	$652	$652		USD LIBOR plus 1.50%	2014	(3)
Term Loan C	NA	$427	$394		USD LIBOR plus 2.25%	2016	(3)
Extended Term Loan B	NA	$650	$650		USD LIBOR plus 2.50%	2017	(3)
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $20 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2011, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 2%.

(3)
The maturity of the Extended Term Loan B will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our outstanding 5.50% senior notes due 2016 at least three months prior to the maturity date of such notes.

        Our obligations under the Senior Credit Facilities are guaranteed by our guarantor subsidiaries, which consist of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries, and are secured by a first priority lien on substantially all of our domestic property, plant and equipment, the stock of all of our material domestic subsidiaries and certain foreign subsidiaries and pledges of intercompany notes between certain of our subsidiaries.

        On March 7, 2011, we entered into a sixth amendment to our credit agreement. The amendment, among other things, extended $650 million of aggregate principal of Term Loan B to a stated maturity of April 2017. As noted in the table above, after the amendment, as of December 31, 2011, we have $652 million outstanding on Term Loan B with maturity of April 2014 and $650 million outstanding on Extended Term Loan B with a maturity of April 2017. The amendment increased the interest rate margin with respect to Extended Term Loan B by 1.0%. Extended Term Loan B will amortize in an amount equal to 1.0% of the principal amount, payable annually commencing on March 31, 2012. The amendment also grants our Company the right to request an extension of the remaining principal balance of Term Loan B to the stated maturity date of Extended Term Loan B.

        During 2010, we took the following actions with respect to our Senior Credit Facilities:

  •
  On March 9, we entered into the Fifth Amendment to the Credit Agreement which replaced certain agent banks, extended the stated maturity of the Revolving Facility and amended certain other terms.

  •
  On April 26, we prepaid $124 million on Term Loan B and $40 million on Term Loan C with cash accumulated in prior periods. We incurred a loss on early extinguishment of debt of $5 million.

  •
  On June 22, we prepaid $83 million on Term Loan B and $27 million on Term Loan C with proceeds from the final settlement of insurance claims. We incurred a loss on early extinguishment of debt of $2 million.

  •
  We paid the annual scheduled repayment of $16 million on Term Loan B and $5 million on Term Loan C.

A/R Programs

        Our A/R Programs are structured so that we grant a participating undivided interest in certain of our trade receivables to the U.S. SPE and the EU SPE. We retain the servicing rights and a retained interest in the securitized receivables. Information regarding the A/R Programs was as follows (monetary amounts in millions):

December 31, 2011
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2014	$250	$90(4)	Applicable Rate plus 1.50% - 1.65%
EU A/R Program	April 2014	€225 (approximately $291)	€114 (approximately $147)	Applicable Rate plus 2.0%

December 31, 2010
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	October 2012	$125	$27.5	USD LIBOR rate plus 3.75%
U.S. A/R Program	October 2011	$125	$27.5	CP rate plus 3.50%
EU A/R Program	October 2011	€225 (approximately $297)	€139 (approximately $183)	GBP LIBOR rate, USD LIBOR rate or EURIBOR rate plus 3.75%
(1)
The amount of actual availability under the A/R Programs may be lower based on the level of eligible receivables sold, changes in the credit ratings of our customers, customer concentration levels, and certain characteristics of the accounts receivable being transferred, as defined in the applicable agreements.

(2)
Each interest rate is defined in the applicable agreements. In addition, the U.S. SPE and the EU SPE are obligated to pay unused commitment fees to the lenders based on the amount of each lender's commitment.

(3)
Applicable rate for the U.S. A/R Program is defined by the lender as either USD LIBOR or CP rate. Applicable rate for the EU A/R Program is either GBP LIBOR, USD LIBOR or EURIBOR.

(4)
As of December 31, 2011 we had approximately $4 million (U.S. dollar equivalents) of letters of credit issued and outstanding under our U.S. A/R Program.

        On April 15, 2011, we entered into an amendment to the EU A/R Program. This amendment, among other things, extended the scheduled commitment termination date of the program to April 2014, added an additional lender to the program and reduced the applicable margin on borrowings to 2.0%.

        On April 18, 2011, we entered into an amendment to the U.S. A/R Program. This amendment, among other things, extended the scheduled commitment termination date of the program to April 2014, added an additional lender to the program and reduced the applicable margin on borrowings to a range of 1.50% to 1.65%.

        Receivables transferred under the A/R Programs qualified as sales through December 31, 2009. Upon adoption of new accounting guidance in 2010, transfers of accounts receivable under our A/R Programs no longer met the criteria for derecognition. Accordingly, the amounts outstanding under our A/R Programs are accounted for as secured borrowings as of January 1, 2010. During 2009, we recorded a loss on the off-balance sheet accounts receivable securitization program of $23 million.

        As of December 31, 2011 and December 31, 2010, $633 million and $552 million respectively, of accounts receivable were pledged as collateral under the A/R Programs.

Notes

        As of December 31, 2011, we had outstanding the following notes (monetary amounts in millions):

Notes	Maturity	Interest Rate		Amount Outstanding
Senior Notes	June 2016	5.500	%(1)	$600 ($472 carrying value)
Senior Subordinated Notes	March 2021	8.625%		$530 ($543 carrying value)
Senior Subordinated Notes	March 2020	8.625%		$350
Senior Subordinated Notes	January 2015	7.500%		€64 (approximately $83)
(1)
The effective interest rate at issuance was 11.73%.

        Our notes are governed by indentures which impose certain limitations on our Company, including among other things limitations on the incurrence of debt, distributions, certain restricted payments, asset sales, and affiliate transactions. The notes are unsecured obligations and are guaranteed by certain subsidiaries named as guarantors.

Redemption of Notes and Loss on Early Extinguishment of Debt

        During the years ended December 31, 2011 and 2010, we redeemed or repurchased the following notes (monetary amounts in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
Three months ended December 31, 2011	6.875% Senior Subordinated Notes due 2013	€70 (approximately $94)	€71 (approximately $96)	$2
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€14 (approximately $19)	€14 (approximately $19)	$—
Three months ended September 30, 2011	7.5% Senior Subordinated Notes due 2015	€12 (approximately $17)	€12 (approximately $17)	$—
July 25, 2011	7.375% Senior Subordinated Notes due 2015	$75	$77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3
November 29, 2010	7.875% Senior Subordinated Notes due 2014	$88	$92	$3
November 26, 2010	7.875% Senior Subordinated Notes due 2014	$100	$104	$4
October 12, 2010	7.875% Senior Subordinated Notes due 2014	$159	$165	$7
September 27, 2010	6.875% Senior Subordinated Notes due 2013	€132 (approximately $177)	€137 (approximately $183)	$7
March 17, 2010	6.875% Senior Subordinated Notes due 2013	€184 (approximately $253)	€189 (approximately $259)	$7
March 17, 2010	7.50% Senior Subordinated Notes due 2015	€59 (approximately $81)	€59 (approximately $81)	$2

        For the year ended December 31, 2011, we recorded a loss on early extinguishment of debt of $7 million. For the year ended December 31, 2010, in connection with redemptions described in the table above, we recorded a loss on early extinguishment of debt of $30 million. As noted in "—Senior Credit Facilities" above, we recognized a $7 million loss on early extinguishment of debt in 2010 on the prepayment of $274 million of Term Loans. For the year ended December 31, 2009, we recorded a loss on early extinguishment of debt of $21 million each.

Variable Interest Entity Debt

        On April 1, 2011, we began consolidating Sasol-Huntsman which was previously accounted for under the equity method. See "Note 7. Variable Interest Entities." Sasol-Huntsman has a facility agreement for a €77 million (approximately $100 million) term loan facility and a €5 million (approximately $6 million) revolving facility. As of December 31, 2011, Sasol-Huntsman had no borrowings under the revolving facility and had €73 million (approximately $95 million) outstanding under the term loan facility. The facility will be repaid over semiannual installments, with the final repayment scheduled for December 2018. Obligations under the facility agreement are secured by, among other things, first priority right on the property, plant and equipment of Sasol-Huntsman.

        As of December 31, 2011, Arabian Amines Company had $186 million outstanding under its loan commitments and debt financing arrangements which consisted of the following:

  •
  An SIDF Facility with SAR 482 million (approximately $129 million) outstanding. Repayment of the loan is to be made in semiannual installments that are scheduled to begin in 2012, with final maturity in 2018. The loan is secured by a mortgage over the fixed assets of the project and is 100% guaranteed by the Zamil Group, our 50% joint venture partner.

  •
  A multipurpose Islamic term facility with $57 million outstanding. This facility is scheduled to be repaid in semiannual installments, with final maturity in 2022.

Other Debt

        During the year ended December 31, 2011, HPS repaid $4 million and RMB 151 million (approximately $24 million) of term loans and working capital loans under its secured facilities. In addition, during the year ended December 31, 2011, HPS refinanced RMB 38 million (approximately $6 million) in working capital loans and borrowed an additional RMB 145 million (approximately $23 million) in working capital loans with maturity in 2014. The interest rate on these facilities is LIBOR plus 0.48% for U.S. dollar borrowings and approximately 90% of the Peoples Bank of China rate for RMB borrowings. As of December 31, 2011, HPS had $12 million and RMB 474 million (approximately $75 million) term loan and working capital borrowings under these secured facilities. As of December 31, 2011, the interest rate was approximately 1% for U.S. dollar borrowings and 6% for RMB borrowings.

        As of December 31, 2011, HPS also had RMB 499 million (approximately $79 million) outstanding under a loan facility for working capital loans and discounting commercial drafts with recourse, which is classified as current portion of debt on the accompanying consolidated balance sheets. Interest is calculated using a Peoples Bank of China rate plus the applicable margin. The all-in rate as of December 31, 2011 was approximately 6%.

        As of December 31, 2011, our Australian subsidiary has A$26 million (approximately $26 million) outstanding under its credit facility. The credit facility is comprised of a revolving facility with A$14 million (approximately $14 million) outstanding and a term facility with A$12 million (approximately $12 million) outstanding. On September 1, 2011, our Australian subsidiary entered into an amendment with the lender to modify certain terms of the credit facility.

        During the third quarter of 2011, we incurred other debt related to the financing of our insurance premiums in connection with our annual renewal in July 2011. As of December 31, 2011, the outstanding amount of financed insurance premiums was $15 million, all of which was classified as current portion of debt on the accompanying consolidated balance sheets.

Note Payable to Huntsman Corporation

        As of December 31, 2011, Huntsman Corporation had loaned $535 million to us under an existing promissory note. The Intercompany Note is unsecured and $100 million of the outstanding amount is classified as current as of December 31, 2011 on the accompanying consolidated balance sheets. As of December 31, 2011, under the terms of the Intercompany Note, we promised to pay Huntsman Corporation interest on the unpaid principal amount at a rate per annum based on the previous monthly average borrowing rate obtained under our U.S. A/R Program, less 10 basis points (provided that the rate shall not exceed an amount that is 25 basis points less than the monthly average borrowing rate obtained for the U.S. LIBOR-based borrowings under our Revolving Facility).

COMPLIANCE WITH COVENANTS

        We believe that we are in compliance with the covenants contained in the agreements governing our material debt instruments, including our Senior Credit Facilities, our A/R Programs and our notes.

        Our material financing arrangements contain certain covenants with which we must comply. A failure to comply with a covenant could result in a default under a financing arrangement if not waived or amended. A default under these material financing arrangements generally allows debt holders the option to declare the underlying debt obligations immediately due and payable.

        Furthermore, certain of our material financing arrangements contain cross default and cross acceleration provisions under which a failure to comply with the covenants in one financing arrangement may result in an event of default under another financing arrangement.

        Our Senior Credit Facilities are subject to the Leverage Covenant which applies only to the Revolving Facility. The Leverage Covenant is applicable only if borrowings, letters of credit or guarantees are outstanding under the Revolving Facility (cash collateralized letters of credit or guarantees are not deemed outstanding). The Leverage Covenant is a net senior secured leverage ratio covenant which requires that our ratio of senior secured debt to EBITDA (as defined in the applicable agreement) is not more than 3.75 to 1.

        If in the future we failed to comply with the Leverage Covenant, then we may not have access to liquidity under our Revolving Facility. If we failed to comply with the Leverage Covenant at a time when we had uncollateralized loans or letters of credit outstanding under the Revolving Facility, we would be in default under the Senior Credit Facilities, and, unless we obtained a waiver or forbearance with respect to such default (as to which we can provide no assurance), we could be required to pay off the balance of the Senior Credit Facilities in full, and we may not have further access to such facilities.

        The agreements governing our A/R Programs also contain certain performance metrics. Any material failure to meet the applicable A/R Programs' metrics in the future could lead to an early termination event under the A/R Programs, which could require us to cease our use of such facilities, prohibiting us from additional borrowings against our receivables or, at the discretion of the lenders, requiring that we repay the A/R Programs in full. An early termination event under the A/R Programs would also constitute an event of default under our Senior Credit Facilities, which could require us to pay off the balance of the Senior Credit Facilities in full and could result in the loss of our Senior Credit Facilities.

MATURITIES

        The scheduled maturities of our debt (excluding debt to affiliates) by year as of December 31, 2011 are as follows (dollars in millions):

Year ending December 31
2012	$212
2013	86
2014	973
2015	135
2016	897
Thereafter	1,639

$3,942

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

8. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

        We are exposed to market risks, such as changes in interest rates, foreign exchange rates and commodity pricing risks. From time to time, we enter into transactions, including transactions involving derivative instruments, to manage certain of these exposures.

        All derivatives, whether designated in hedging relationships or not, are recorded on our balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged items are recognized in earnings. If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in accumulated other comprehensive loss, to the extent effective, and will be recognized in the income statement when the hedged item affects earnings. To the extent applicable, we perform effectiveness assessments in order to use hedge accounting at each reporting period. For a derivative that does not qualify as a hedge, changes in fair value are recognized in earnings.

        We also hedge our net investment in certain European operations. Changes in the fair value of the hedge in the net investment of certain European operations are recorded in accumulated other comprehensive loss.

        Our cash flows and earnings are subject to fluctuations due to exchange rate variation. Our revenues and expenses are denominated in various foreign currencies. From time to time, we may enter into foreign currency derivative instruments to minimize the short-term impact of movements in foreign currency rates. Where practicable, we generally net multi-currency cash balances among our subsidiaries to help reduce exposure to foreign currency exchange rates. Certain other exposures may be managed from time to time through financial market transactions, principally through the purchase of spot or forward foreign exchange contracts (generally with maturities of one year or less). We do not hedge our foreign currency exposures in a manner that would eliminate the effect of changes in exchange rates on our cash flows and earnings. As of September 30, 2012, we had approximately $199 million in notional amount (in U.S. dollar equivalents) outstanding in forward foreign currency contracts.

        On December 9, 2009, we entered into a five-year interest rate contract to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities. The notional value of the contract is $50 million, and it has been designated as a cash flow hedge. The effective portion of the changes in the fair value of the swap was recorded in other comprehensive income (loss). We will pay a fixed 2.6% on the hedge and receive the one-month LIBOR rate. As of September 30, 2012, the fair value of the hedge was $3 million and was recorded in other noncurrent liabilities on the condensed consolidated balance sheets (unaudited).

        On January 19, 2010, we entered into an additional five-year interest rate contract to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities. The notional value of the contract is $50 million, and it has been designated as a cash flow hedge. The effective portion of the changes in the fair value of the swap was recorded in other comprehensive income (loss). We will pay a fixed 2.8% on the hedge and receive the one-month LIBOR rate. As of September 30, 2012, the fair value of the hedge was $3 million and was recorded in other noncurrent liabilities on the condensed consolidated balance sheets (unaudited).

        On September 1, 2011, we entered into a $50 million forward interest rate contract that will begin in December 2014 with maturity in April 2017 and a $50 million forward interest rate contract that will begin in January 2015 with maturity in April 2017. These two forward contracts are to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities once our existing interest rate hedges mature. These swaps are designated as cash flow hedges and the effective portion of the changes in the fair value of the swaps were recorded in other comprehensive income (loss). Both interest rate contracts will pay a fixed 2.5% on the hedge and receive the one-month LIBOR rate once the contracts begin in 2014 and 2015, respectively. As of September 30, 2012, the combined fair value of these two hedges was $4 million and was recorded in other noncurrent liabilities on the condensed consolidated balance sheets (unaudited).

        In 2009, Sasol-Huntsman entered into derivative transactions to hedge the variable interest rate associated with its local credit facility. These hedges include a floating to fixed interest rate contract providing Sasol-Huntsman with EURIBOR interest payments for a fixed payment of 3.62% and a cap for future periods with a strike price of 3.62%. In connection with the consolidation of Sasol-Huntsman as of April 1, 2011, the interest rate contract is now included in our consolidated results. See "Note 5. Variable Interest Entities." The notional amount of the hedge as of September 30, 2012 was €47 million (approximately $61 million) and the derivative transactions do not qualify for hedge accounting. As of September 30, 2012, the fair value of this hedge was €2 million (approximately $3 million) and the hedge was recorded in other noncurrent liabilities on the condensed consolidated balance sheets (unaudited). For the three months and nine months ended September 30, 2012, we recorded interest expense of less than €1 million (less than $1 million) due to changes in the fair value of the swap.

        Beginning in 2009, Arabian Amines Company entered into a 12-year floating to fixed interest rate contract providing for a receipt of LIBOR interest payments for a fixed payment of 5.02%. In connection with the consolidation of Arabian Amines Company as of July 1, 2010, the interest rate contract is now included in our consolidated results. See "Note 5. Variable Interest Entities." The notional amount of the swap as of September 30, 2012 was $36 million, and the interest rate contract is not designated as a cash flow hedge. As of September 30, 2012, the fair value of the swap was $6 million and was recorded as other noncurrent liabilities on the condensed consolidated balance sheets (unaudited). For both the three and nine months ended September 30, 2012, we recorded interest expense of less than $1 million due to changes in the fair value of the swap.

        In conjunction with the issuance of the 8.625% senior subordinated notes due 2020, we entered into cross-currency interest rate contracts with three counterparties. On March 17, 2010, we paid $350 million to these counterparties and received €255 million from these counterparties and at maturity on March 15, 2015 we are required to pay €255 million and will receive $350 million. On March 15 and September 15 of each year, we will receive U.S. dollar interest payments of approximately $15 million (equivalent to an annual rate of 8.625%) and make interest payments of approximately €11 million (equivalent to an annual rate of approximately 8.41%). These swaps are designated as a hedge of net investment for financial reporting purposes. As of September 30, 2012, the fair value of these swaps was $29 million and was recorded in noncurrent assets in our condensed consolidated balance sheets (unaudited).

        As of and for the three and nine months ended September 30, 2012, the changes in fair value of the realized gains (losses) recorded in the condensed consolidated statements of operations (unaudited) of our other outstanding foreign currency rate hedging contracts and derivatives were not considered significant.

        A significant portion of our intercompany debt is denominated in euros. We also finance certain of our non-U.S. subsidiaries with intercompany loans that are, in many cases, denominated in currencies other than the entities' functional currency. We manage the net foreign currency exposure created by this debt through various means, including cross-currency swaps, the designation of certain intercompany loans as permanent loans because they are not expected to be repaid in the foreseeable future ("permanent loans") and the designation of certain debt and swaps as net investment hedges.

        Foreign currency transaction gains and losses on intercompany loans that are not designated as permanent loans are recorded in earnings. Foreign currency transaction gains and losses on intercompany loans that are designated as permanent loans are recorded in other comprehensive income (loss). From time to time, we review such designation of intercompany loans.

        From time to time, we review our non-U.S. dollar denominated debt and swaps to determine the appropriate amounts designated as hedges. As of September 30, 2012, we have designated €255 million (approximately $327 million) of euro-denominated debt and cross-currency interest rate swaps as a hedge of our net investments. For the three and nine months ended September 30, 2012, the amount of loss recognized on the hedge of our net investments was $6 million and approximately $1 million, respectively, and was recorded in other comprehensive income (loss). As of September 30, 2012, we had €1,211 million (approximately $1,558 million) in net euro assets.

15. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

        We are exposed to market risks, such as changes in interest rates, foreign exchange rates and commodity pricing risks. From time to time, we enter into transactions, including transactions involving derivative instruments, to manage certain of these exposures. We also hedge our net investment in certain European operations. Changes in the fair value of the hedge in the net investment of certain European operations are recorded in accumulated other comprehensive (loss) income.

INTEREST RATE RISKS

        Through our borrowing activities, we are exposed to interest rate risk. Such risk arises due to the structure of our debt portfolio, including the duration of the portfolio and the mix of fixed and floating interest rates. Actions taken to reduce interest rate risk include managing the mix and rate characteristics of various interest bearing liabilities, as well as entering into interest rate derivative instruments.

        From time to time, we may purchase interest rate swaps and/or interest rate collars to reduce the impact of changes in interest rates on our floating-rate long-term debt. Under interest rate swaps, we agree with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The collars entitle us to receive from the counterparties (major banks) the amounts, if any, by which our interest payments on certain of our floating-rate borrowings exceed a certain rate, and require us to pay to the counterparties (major banks) the amount, if any, by which our interest payments on certain of our floating-rate borrowings are less than a certain rate.

        On December 9, 2009, we entered into a five-year interest rate contract to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities. The notional value of the contract is $50 million, and it has been designated as a cash flow hedge. The effective portion of the changes in the fair value of the swap was recorded in other comprehensive loss. We will pay a fixed 2.6% on the hedge and receive the one-month LIBOR rate. As of December 31, 2011 and 2010, the fair value of the hedge was $(3) million and $(2) million, respectively, and was recorded in other noncurrent liabilities.

        On January 19, 2010, we entered into an additional five-year interest rate contract to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities. The notional value of the contract is $50 million, and it has been designated as a cash flow hedge. The effective portion of the changes in the fair value of the swap was recorded as other comprehensive loss. We will pay a fixed 2.8% on the hedge and receive the one-month LIBOR rate. As of December 31, 2011 and 2010, the fair value of the hedge was $(3) million and $(2) million, respectively, and was recorded in other noncurrent liabilities.

        On September 1, 2011, we entered into a $50 million forward interest rate contract that will begin in December 2014 with maturity in April 2017 and a $50 million forward interest rate contract that will begin in January 2015 with maturity in April 2017. These two forward contracts are to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities once our existing interest rate hedges mature. These swaps are designated as a cash flow hedges and the effective portion of the changes in the fair value of the swaps were recorded in other comprehensive income. Both interest rate contracts will pay a fixed 2.5% on the hedge and receive the one-month LIBOR rate once the contracts begin in 2014 and 2015, respectively. As of December 31, 2011, the combined fair value of these two hedges was $(1) million and was recorded in other noncurrent liabilities on the accompanying condensed consolidated balance sheets.

        In 2009, Sasol-Huntsman entered into derivative transactions to hedge the variable interest rate associated with its local credit facility. These derivative rate hedges include a floating to fixed interest rate contract providing Sasol-Huntsman with EURIBOR interest payments for a fixed payment of 3.62% and a cap for future periods with a strike price of 3.62%. In connection with the consolidation of Sasol-Huntsman as of April 1, 2011, the interest rate contract is now included in our consolidated results. See "Note 7. Variable Interest Entities." The notional amount of the hedge as of December 31, 2011 was €51 million (approximately $66 million) and the derivative transactions do not qualify for hedge accounting. As of December 31, 2011, the fair value of this hedge was €(3) million (approximately $3 million) and was recorded in other noncurrent liabilities on the accompanying consolidated balance sheets. For 2011 we recorded interest expense of €2 million (approximately $2 million) due to changes in the fair value of the swap.

        Beginning in 2009, Arabian Amines Company entered into a 12-year floating to fixed interest rate contract providing for a receipt of LIBOR interest payments for a fixed payment of 5.02%. In connection with the consolidation of Arabian Amines Company as of July 1, 2010, the interest rate contract is now included in our consolidated results. See "Note 7. Variable Interest Entities." The notional amount of the swap as of December 31, 2011 was $38 million, and the interest rate contract is not designated as a cash flow hedge. As of December 31, 2011 and 2010, the fair value of the swap was $(6) million and $(5) million, respectively, and was recorded as other noncurrent liabilities on the accompanying consolidated balance sheets. For 2011 and 2010, we recorded additional (reduction of) interest expense of $1 million and $(1) million, respectively, due to changes in fair value of the swap.

        For the years ended December 31, 2011 and 2010, the changes in accumulated other comprehensive (loss) income associated with these cash flow hedging activities was approximately $4 million and $5 million, respectively.

        During 2012, accumulated other comprehensive (loss) income of nil is expected to be reclassified to earnings. The actual amount that will be reclassified to earnings over the next twelve months may vary from this amount due to changing market conditions. We would be exposed to credit losses in the event of nonperformance by a counterparty to our derivative financial instruments. We anticipate, however, that the counterparties will be able to fully satisfy their obligations under the contracts. Market risk arises from changes in interest rates.

FOREIGN EXCHANGE RATE RISK

        Our cash flows and earnings are subject to fluctuations due to exchange rate variation. Our revenues and expenses are denominated in various currencies. We enter into foreign currency derivative instruments to minimize the short-term impact of movements in foreign currency rates. Where practicable, we generally net multicurrency cash balances among our subsidiaries to help reduce exposure to foreign currency exchange rates. Certain other exposures may be managed from time to time through financial market transactions, principally through the purchase of spot or forward foreign exchange contracts (generally with maturities of three months or less). We do not hedge our currency exposures in a manner that would eliminate the effect of changes in exchange rates on our cash flows and earnings. As of December 31, 2011 and 2010, we had approximately $263 million and $183 million notional amount (in U.S. dollar equivalents) outstanding, respectively, in foreign currency contracts with a term of approximately one month.

        In conjunction with the issuance of our 8.625% senior subordinated notes due 2020, we entered into cross-currency interest rate contracts with three counterparties. On March 17, 2010, we made payments of $350 million to these counterparties and received €255 million from these counterparties, and on maturity (March 15, 2015) we are required to pay €255 million to these counterparties and will receive $350 million from these counterparties. On March 15 and September 15 of each year, we will receive U.S. dollar interest payments of approximately $15 million (equivalent to an annual rate of 8.625%) and make interest payments of approximately €11 million (equivalent to an annual rate of approximately 8.41%). This swap is designated as a hedge of net investment for financial reporting purposes. As of December 31, 2011 and 2010, the fair value of this swap was $27 million and $19 million, respectively, and was recorded as noncurrent assets in our consolidated balance sheet. For 2011 and 2010, we recorded the effective portion of the changes in the fair value of $8 million and $7 million, respectively, in other comprehensive income, and we recorded the ineffective portion of nil and $12 million, respectively, as a reduction to interest expense. On July 15, 2010, we changed the method of assessing the effectiveness of this hedge from the spot method to the forward method, which we believe will reduce the ineffective portion and lower volatility in interest expense in future periods.

        A portion of our debt is denominated in euros. We also finance certain of our non-U.S. subsidiaries with intercompany loans that are, in many cases, denominated in currencies other than the entities' functional currency. We manage the net foreign currency exposure created by this debt through various means, including cross-currency swaps, the designation of certain intercompany loans as permanent loans because they are not expected to be repaid in the foreseeable future ("permanent loans") and the designation of certain debt and swaps as net investment hedges.

        Foreign currency transaction gains and losses on intercompany loans that are not designated as permanent loans are recorded in earnings. Foreign currency transaction gains and losses on intercompany loans that are designated as permanent loans are recorded in other comprehensive income. From time to time, we review such designation of intercompany loans.

        We review our non-U.S. dollar denominated debt and derivative instruments to determine the appropriate amounts designated as hedges. As of December 31, 2011, we have designated approximately €319 million (approximately $412 million) of euro-denominated debt and cross-currency interest rate contracts as a hedge of our net investment. For the years ended December 31, 2011, 2010 and 2009, the amount of gain (loss) recognized on the hedge of our net investment was $5 million, $34 million and $(5) million, respectively, and was recorded in other comprehensive (loss) income. As of December 31, 2011, we had approximately €1,162 million (approximately $1,503 million) in net euro assets.

COMMODITY PRICES RISK

        Our exposure to changing commodity prices is somewhat limited since the majority of our raw materials are acquired at posted or market related prices, and sales prices for many of our finished products are at market related prices which are largely set on a monthly or quarterly basis in line with industry practice. Consequently, we do not generally hedge our commodity exposures.

FAIR VALUE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE
FAIR VALUE

9. FAIR VALUE

        The fair values of financial instruments were as follows (dollars in millions):

	September 30, 2012		December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$14	$14	$12	$12
Cross-currency interest rate contracts	29	29	27	27
Interest rate contracts	(19)	(19)	(17)	(17)
Long-term debt (including current portion)	(3,680)	(3,941)	(3,942)	(4,061)

        The carrying amounts reported in our condensed consolidated balance sheets (unaudited) of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of non-qualified employee benefit plan investments is obtained through market observable pricing using prevailing market prices. The estimated fair values of our long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market (Level 1).

        The fair value estimates presented herein are based on pertinent information available to management as of September 30, 2012 and December 31, 2011. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements (unaudited) since September 30, 2012, and current estimates of fair value may differ significantly from the amounts presented herein.

        The following assets and liabilities are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Description	September 30, 2012	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for-sale equity securities:
Equity mutual funds	$14	$14	$-	$-
Derivatives:
Cross-currency interest rate contracts(1)	29	-	29	-

Total assets	$43	$14	$29	$-

Liabilities:
Derivatives:
Interest rate contracts(2)	$(19)	$-	$(19)	$-

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for-sale equity securities:
Equity mutual funds	$12	$12	$-	$-
Derivatives:
Cross-currency interest rate contracts(1)	27	-	-	27

Total assets	$39	$12	$-	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$-	$(17)	$-

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.
(3)
There were no transfers between Levels 1 and 2 within the fair value hierarchy for the nine months ended September 30, 2012 and the year ended December 31, 2011.

        The following table shows a reconciliation of beginning and ending balances for instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (dollars in millions):

	Three months ended September 30, 2012	Nine months ended September 30, 2012
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts	Cross-Currency Interest Rate Contracts
Beginning balance	$-	$27
Transfers into Level 3	-	-
Transfer out of Level 3(1)	-	(27)
Total gains (losses):
Included in earnings	-	-
Included in other comprehensive income (loss)	-	-
Purchases, sales, issuances and settlements	-	-

Ending balance, September 30, 2012	$-	$-

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at September 30, 2012	$-	$-

	Three months ended September 30, 2011	Nine months ended September 30, 2011
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts	Cross-Currency Interest Rate Contracts
Beginning balance	$(5)	$19
Transfers into or out of Level 3	-	-
Total (losses) gains:
Included in earnings	-	-
Included in other comprehensive income (loss)	24	-
Purchases, sales, issuances and settlements	-	-

Ending balance, September 30, 2011	$19	$19

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at September 30, 2011	$-	$-

(1)
We are party to cross-currency interest rate contracts that are measured at fair value in our financial statements (unaudited). These instruments have historically been categorized by us as Level 3 within the fair value hierarchy due to an unobservable input associated with the credit valuation adjustment, which we deemed to be a significant input to the overall measurement of fair value at inception. During the nine months ended September 30, 2012, this credit valuation adjustment has ceased to be a significant input to the entire fair value measurement of these instruments. The remaining inputs which are significant to the fair value measurement of these instruments represent observable market inputs that are inputs other than quoted prices (Level 2 inputs).

        Our policy is to recognize transfers between levels within the fair value hierarchy as of the beginning of the reporting period. Due to the change in significance of the credit valuation adjustment to the entire fair value measurement of these instruments, effective January 1, 2012, we have categorized our cross-currency interest rate contracts as Level 2 within the fair value hierarchy.

        Gains and losses (realized and unrealized) included in earnings for instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in interest expense and other comprehensive income (loss) as follows (dollars in millions):

	Three months ended September 30, 2012		Nine months ended September 30, 2012
	Interest expense	Other comprehensive income (loss)	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-	$-	$-
Changes in unrealized gains relating to assets still held at September 30, 2012	-	-	-	-

	Three months ended September 30, 2011		Nine months ended September 30, 2011
	Interest expense	Other comprehensive income (loss)	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-	$-	$-
Changes in unrealized losses relating to assets still held at September 30, 2011	-	24	-	-

        We also have assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets include property, plant and equipment and those associated with acquired businesses, including goodwill and intangible assets. For these assets, measurement at fair value in periods subsequent to their initial recognition is applicable if one or more is determined to be impaired. During the three and nine months ended September 30, 2012 and 2011, we had no impairments related to these assets.

16. FAIR VALUE

        The fair values of our financial instruments were as follows (dollars in millions):

	December 31,
	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$12	$12	$11	$11
Cross-currency interest rate contacts	27	27	19	19
Interest rate contracts	(17)	(17)	(9)	(9)
Long-term debt (including current portion)	(3,942)	(4,061)	(4,146)	(4,371)

        The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of nonqualified employee benefit plan investments is estimated using prevailing market prices. The estimated fair values of our long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market.

        The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since December 31, 2011, and current estimates of fair value may differ significantly from the amounts presented herein.

        The following assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$12	$12	$—	$—
Derivatives:
Cross-currency interest rate contract(1)	27	—	—	27

Total assets	$39	$12	$—	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$—	$(17)	$—

		Fair Value Amounts Using
Description	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$11	$11	$—	$—
Derivatives:
Cross-currency interest rate contract(1)	19	—	—	19

Total assets	$30	$11	$—	$19

Liabilities:
Derivatives:
Interest rate contracts(2)	$(9)	$—	$(9)	$—

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals.

        During the year ended December 31, 2011, no changes were made to the valuation techniques used to measure fair value.

        The following table shows a reconciliation of beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (dollars in millions):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-currency interest rate contracts	Total
Beginning balance, January 1, 2011	$19	$19
Total gains (losses):
Included in earnings	—	—
Included in other comprehensive income (loss)	8	8
Purchases, issuances and settlements	—	—

Ending balance, December 31, 2011	$27	$27

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2011	$—	$—

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Realized interest in securitized receivables	Cross-currency interest rate contracts	Total
Beginning balance, January 1, 2010	$262	$—	$262
Total gains (losses):
Included in earnings	—	12	12
Included in other comprehensive income (loss)	—	7	7
Purchases, issuances and settlements(1)	(262)	—	(262)

Ending balance, December 31, 2010	$—	$19	$19

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2010	$—	$12	$12

(1)
Upon adoption of ASU 2009-16, transfers of our accounts receivable under our A/R Programs no longer met the criteria for derecognition. Accordingly, beginning January 1, 2010, the amounts outstanding under the A/R Programs were accounted for as secured borrowings and the retained interest in securitized receivables was no longer relevant.

        Gains (realized and unrealized) included in earnings for 2011 and 2010 are reported in interest expense and other comprehensive income (loss) as follows (dollars in millions):

2011	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$—	$—
Changes in unrealized gains relating to assets still held at December 31, 2011	$—	$8

2010	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$12	$—
Changes in unrealized gains relating to assets still held at December 31, 2010	$12	$7

EMPLOYEE BENEFIT PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

10. EMPLOYEE BENEFIT PLANS

        Components of the net periodic benefit costs for the three and nine months ended September 30, 2012 and 2011 were as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Three months ended September 30,		Three months ended September 30,
	2012	2011	2012	2011
Service cost	$12	$18	$1	$-
Interest cost	36	39	2	2
Expected return on assets	(45)	(47)	-	-
Amortization of prior service cost	(2)	(2)	(1)	(1)
Amortization of actuarial loss	13	9	-	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$22	$17	$2	$2

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Nine months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Service cost	$43	$51	$3	$2
Interest cost	109	116	5	6
Expected return on assets	(136)	(141)	-	-
Amortization of prior service cost	(6)	(5)	(2)	(2)
Amortization of actuarial loss	37	26	1	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$55	$47	$7	$7

        During the first quarter of 2012, certain U.K. pension plans were closed to new entrants. For existing participants, benefits will only grow as a result of increases in pay. Defined contribution plans were established to replace these pension plans for future benefit accruals. This change did not have a significant impact on our pension liability.

        During 2012, the pension plan formula one of our U.S. subsidiaries was converted from an average pay design to a cash balance plan design. The existing defined contribution plan match was enhanced to offset this reduction in benefits. In connection with this plan change, we reduced our pension liability by approximately $23 million with a corresponding offset to other comprehensive income (loss) during the nine months ended September 30, 2012.

        During the nine months ended September 30, 2012 and 2011, we made contributions to our pension and other postretirement benefit plans of $124 million and $132 million, respectively. During the remainder of 2012, we expect to contribute an additional amount of $31 million to these plans.

        In connection with employee terminations in Switzerland related to restructuring programs, we recorded a noncash pension settlement loss of $8 million in the third quarter of 2012.

17. EMPLOYEE BENEFIT PLANS

DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS

        Our employees participate in a trusteed, non-contributory defined benefit pension plan (the "Plan") that covers substantially all of our full-time U.S. employees. Effective July 1, 2004, the Plan formula for employees not covered by a collective bargaining agreement was converted to a cash balance design. For represented employees, participation in the cash balance design is subject to the terms of negotiated contracts. For participating employees, benefits accrued under the prior formula were converted to opening cash balance accounts. The new cash balance benefit formula provides annual pay credits from 4% to 12% of eligible pay, depending on age and service, plus accrued interest. Participants in the plan on July 1, 2004 may be eligible for additional annual pay credits from 1% to 8%, depending on their age and service as of that date, for up to five years. The conversion to the cash balance plan did not have a significant impact on the accrued benefit liability, the funded status or ongoing pension expense.

        We sponsor defined benefit plans in a number of countries outside of the U.S. The availability of these plans, and their specific design provisions, are consistent with local competitive practices and regulations.

        During the fourth quarter of 2010, our Tioxide U.K. pension plan was closed to new entrants. For existing participants, benefits will only grow as a result of increases in pay. A defined contribution plan was established to replace the Tioxide U.K. pension plan for future benefit accruals.

        We also sponsor unfunded postretirement benefit plans other than pensions, which provide medical and life insurance benefits.

        Our postretirement benefit plans provide a fully insured Medicare Part D plan including prescription drug benefits affected by the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act"). We cannot determine whether the medical benefits provided by our postretirement benefit plans are actuarially equivalent to those provided by the Act. We do not collect a subsidy and our net periodic postretirement benefits cost, and related benefit obligation, do not reflect an amount associated with the subsidy.

        On March 23, 2010, President Obama signed into law the Patient Protection and Affordable Care Act. On March 30, 2010, President Obama signed into law a reconciliation measure, the Health Care and Education Reconciliation Act of 2010. The passage of this legislation has resulted in comprehensive reform of health care in the U.S. We do not believe that this will have a significant impact on our financial position.

        The following table sets forth the funded status of the plans for us and the amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010 (dollars in millions):

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	$761	$2,255	$705	$2,152	$129	$7	$127	$8
Service cost	23	44	21	44	3	-	3	-
Interest cost	44	110	40	102	7	1	7	-
Participant contributions	-	14	-	13	5	-	4	-
Plan amendments	-	(1)	-	-	-	-	-	-
Foreign currency exchange rate changes	-	(13)	-	(23)	-	(1)	-	-
Settlements/transfers	-	(20)	-	(10)	-	-	-	-
Curtailments	-	(38)	-	-	-	-	-	-
Special termination benefits	-	8	-	-	-	-	-	-
Actuarial loss	47	83	34	64	1	-	5	-
Benefits paid	(41)	(111)	(39)	(87)	(17)	(1)	(17)	(1)

Benefit obligation at end of year	$834	$2,331	$761	$2,255	$128	$6	$129	$7

Change in plan assets
Fair value of plan assets at beginning of year	$517	$2,025	$461	$1,880	$-	$-	$-	$-
Actual return on plan assets	(7)	43	61	163	-	-	-	-
Foreign currency exchange rate changes	-	(10)	-	(15)	-	-	-	-
Participant contributions	-	14	-	13	5	-	4	-
Other	-	(1)	-	2	-	-	-	-
Company contributions	69	86	34	79	12	1	13	1
Settlements/transfers	-	(20)	-	(10)	-	-	-	-
Benefits paid	(41)	(111)	(39)	(87)	(17)	(1)	(17)	(1)

Fair value of plan assets at end of year	$538	$2,026	$517	$2,025	$-	$-	$-	$-

Funded status
Fair value of plan assets	$538	$2,026	$517	$2,025	$-	$-	$-	$-
Benefit obligation	834	2,331	761	2,255	128	6	129	7

Accrued benefit cost	$(296)	$(305)	$(244)	$(230)	$(128)	$(6)	$(129)	$(7)

Amounts recognized in balance sheet
Noncurrent asset	$-	$100	$-	$75	$-	$-	$-	$-
Current liability	(6)	(6)	(5)	(6)	(12)	-	(12)	-
Noncurrent liability	(290)	(399)	(239)	(299)	(116)	(6)	(117)	(7)

	$(296)	$(305)	$(244)	$(230)	$(128)	$(6)	$(129)	$(7)

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in accumulated other comprehensive loss (income)
Net actuarial loss	$368	$636	$284	$513	$25	$1	$26	$1
Prior service cost	(22)	2	(27)	2	(10)	-	(13)	-
Transition obligation	1	-	1	-	-	-	-	-

	$347	$638	$258	$515	$15	$1	$13	$1

        The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Actuarial loss	$21	$28	$2	$-
Prior service cost	(5)	(2)	(3)	-

Total	$16	$26	$(1)	$-

        Components of net periodic benefit costs for the years ended December 31, 2011, 2010 and 2009 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$23	$21	$20	$44	$44	$43
Interest cost	44	40	41	110	102	102
Expected return on plan assets	(47)	(42)	(41)	(140)	(121)	(104)
Amortization of transition obligation	-	-	-	-	-	1
Amortization of prior service cost	(4)	(5)	(5)	(2)	(1)	(1)
Amortization of actuarial loss	16	11	7	21	19	33
Settlement loss	-	-	2	-	-	-
Special termination benefits	-	-	-	8	-	2

Net periodic benefit cost	$32	$25	$24	$41	$43	$76

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$3	$3	$3	$-	$-	$3
Interest cost	7	7	8	1	-	-
Amortization of prior service cost	(3)	(3)	(4)	-	-	-
Amortization of actuarial loss	2	1	1	-	-	-

Net periodic benefit cost	$9	$8	$8	$1	$-	$3

        The amounts recognized in net periodic benefit cost and other comprehensive loss (income) as of December 31, 2011, 2010 and 2009 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Current year actuarial loss (gain)	$101	$16	$(7)	$182	$20	$(124)
Amortization of actuarial gain	(16)	(11)	(7)	(21)	(19)	(33)
Current year prior service (credit) cost	-	-	-	(2)	-	1
Amortization of prior service cost	4	4	5	2	1	1
Amortization of transition asset	-	-	-	-	-	(1)
Curtailment effects	-	-	-	(38)	-	(12)
Settlements	-	-	(2)	-	-	-

Total recognized in other comprehensive loss (income)	89	9	(11)	123	2	(168)
Net periodic benefit cost	32	25	24	41	43	76

Total recognized in net periodic benefit cost and other comprehensive loss (income)	$121	$34	$13	$164	$45	$(92)

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Current year actuarial loss (gain)	$1	$5	$(14)	$-	$-	$-
Amortization of actuarial gain	(1)	(2)	(1)	-	-	-
Current year prior service credit	-	-	(5)	-	-	-
Amortization of prior service cost	2	3	4	-	-	-

Total recognized in other comprehensive loss (income)	2	6	(16)	-	-	-
Net periodic benefit cost	9	8	8	1	-	3

Total recognized in net periodic benefit cost and other comprehensive loss (income)	$11	$14	$(8)	$1	$-	$3

        The following weighted-average assumptions were used to determine the projected benefit obligation at the measurement date and the net periodic pension cost for the year:

	Defined Benefit Plans
	U.S. plans			Non U.S. plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.30%	5.70%	5.90%	4.39%	4.69%	4.94%
Rate of compensation increase	3.88%	3.88%	3.88%	3.44%	3.38%	3.23%
Net periodic pension cost
Discount rate	5.70%	5.90%	6.47%	4.69%	4.94%	5.04%
Rate of compensation increase	3.88%	3.88%	3.77%	3.38%	3.23%	3.21%
Expected return on plan assets	8.19%	8.20%	8.25%	6.62%	6.65%	6.62%

	Other Postretirement Benefit Plans
	U.S. plans			Non U.S. plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.09%	5.46%	5.59%	6.09%	6.69%	7.47%
Net periodic pension cost
Discount rate	5.46%	5.59%	6.39%	6.69%	7.47%	7.60%

        In both 2011 and 2010, the health care trend rate used to measure the expected increase in the cost of benefits was assumed to be 7.5% decreasing to 5% after 2016. Assumed health care cost trend rates can have a significant effect on the amounts reported for the postretirement benefit plans. A one-percent point change in assumed health care cost trend rates would have the following effects (dollars in millions):

	Increase	Decrease
Asset category
Effect on total of service and interest cost	$-	$-
Effect on postretirement benefit obligation	4	(4)

        The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as of December 31, 2011 and 2010 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2011	2010	2011	2010
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$834	$761	$1,897	$1,797
Fair value of plan assets	538	517	1,492	1,493

        The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2011 and 2010 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2011	2010	2011	2010
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$834	$761	$1,618	$745
Accumulated benefit obligation	789	712	1,500	684
Fair value of plan assets	538	517	1,251	514

        Expected future contributions and benefit payments are as follows (dollars in millions):

	U.S. Plans		Non-U.S. Plans
	Defined Benefit Plans	Other Postretirement Benefit Plans	Defined Benefit Plans	Other Postretirement Benefit Plans
2012 expected employer contributions
To plan trusts	$72	$11	$70	$1
Expected benefit payments
2012	58	11	97	1
2013	59	11	91	1
2014	50	11	93	1
2015	50	11	99	1
2016	53	11	101	1
2017 - 2021	302	50	546	2

        Our investment strategy with respect to pension assets is to pursue an investment plan that, over the long term, is expected to protect the funded status of the plan, enhance the real purchasing power of plan assets, and not threaten the plan's ability to meet currently committed obligations. Additionally, our investment strategy is to achieve returns on plan assets, subject to a prudent level of portfolio risk. Plan assets are invested in a broad range of investments. These investments are diversified in terms of domestic and international equities, both growth and value funds, including small, mid and large capitalization equities; short-term and long-term debt securities; real estate; and cash and cash equivalents. The investments are further diversified within each asset category. The portfolio diversification provides protection against a single investment or asset category having a disproportionate impact on the aggregate performance of the plan assets.

        Our pension plan assets are managed by outside investment managers. The investment managers value our plan assets using quoted market prices, other observable inputs or unobservable inputs. For certain assets, the investment managers obtain third party appraisals at least annually, which use valuation techniques and inputs specific to the applicable property, market, or geographic location.

        We have established target allocations for each asset category. Our pension plan assets are periodically rebalanced based upon our target allocations.

        The fair value of plan assets for the pension plans was $2.6 billion and $2.5 billion at December 31, 2011 and 2010, respectively. The following plan assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Asset category	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$294	$166	$128	$-
Fixed income	170	106	64	-
Real estate/other	72	45	-	27
Cash	2	2	-	-

Total U.S. pension plan assets	$538	$319	$192	$27

Non-U.S. pension plans:
Equities	$771	$361	$410	$-
Fixed income	923	304	619	-
Real estate/other	316	1	281	34
Cash	16	16	-	-

Total non-U.S. pension plan assets	$2,026	$682	$1,310	$34

		Fair Value Amounts Using
Asset category	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$295	$174	$121	$-
Fixed income	155	97	57	1
Real estate/other	64	45	-	19
Cash	3	3	-	-

Total U.S. pension plan assets	$517	$319	$178	$20

Non-U.S. pension plans:
Equities	$868	$440	$428	$-
Fixed income	891	244	647	-
Real estate/other	248	2	213	33
Cash	18	18	-	-

Total non-U.S. pension plan assets	$2,025	$704	$1,288	$33

        The following table reconciles the beginning and ending balances of plan assets measured at fair value using unobservable inputs (Level 3) (dollars in millions):

	Real Estate/Other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2011	Year ended December 31, 2010
Balance at beginning of period	$52	$33
Return on pension plan assets	(1)	3
Purchases, sales and settlements	10	16

Balance at end of period	$61	$52

	Fixed Income
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2011	Year ended December 31, 2010
Balance at beginning of period	$1	$-
Return on pension plan assets	-	-
Purchases, sales and settlements	(1)	1

Balance at end of period	$-	$1

        Based upon historical returns, the expectations of our investment committee and outside advisors, the expected long term rate of return on the pension assets is estimated to be between 6.62% and 8.25%. The asset allocation for our pension plans at December 31, 2011 and 2010 and the target allocation for 2012, by asset category are as follows:

Asset category	Target Allocation 2012	Allocation at December 31, 2011	Allocation at December 31, 2010
U.S. pension plans:
Equities	54%	55%	57%
Fixed income	33%	32%	30%
Real estate/other	13%	13%	12%
Cash	-	-	1%

Total U.S. pension plans	100%	100%	100%

Non-U.S. pension plans:
Equities	39%	38%	43%
Fixed income	45%	46%	44%
Real estate/other	15%	15%	12%
Cash	1%	1%	1%

Total non-U.S. pension plans	100%	100%	100%

        Equity securities in our pension plans did not include any equity securities of our parent or our affiliates at the end of 2011.

DEFINED CONTRIBUTION PLANS

        We have a money purchase pension plan covering substantially all of our domestic employees who were hired prior to January 1, 2004. Employer contributions are made based on a percentage of employees' earnings (ranging up to 8%).

        We also have a salary deferral plan covering substantially all U.S. employees. Plan participants may elect to make voluntary contributions to this plan up to a specified amount of their compensation. We contribute an amount equal to one-half of the participant's contribution, not to exceed 2% of the participant's compensation.

        Along with the introduction of the cash balance formula within our defined benefit pension plan, the money purchase pension plan was closed to new hires. At the same time, the company match in the salary deferral plan was increased, for new hires, to a 100% match, not to exceed 4% of the participant's compensation, once the participant has achieved six years of service with the Company.

        Our total combined expense for the above defined contribution plans for the years ended December 31, 2011, 2010 and 2009 was $14 million, $14 million and $12 million, respectively.

SUPPLEMENTAL SALARY DEFERRAL PLAN AND SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN

        The Huntsman Supplemental Savings Plan ("Huntsman SSP") is a non-qualified plan covering key management employees and allows participants to defer amounts that would otherwise be paid as compensation. The participant can defer up to 75% of their salary and bonus each year. This plan also provides benefits that would be provided under the Huntsman Salary Deferral Plan if that plan were not subject to legal limits on the amount of contributions that can be allocated to an individual in a single year. The Huntsman SSP was amended and restated effective as of January 1, 2005 to allow eligible executive employees to comply with Section 409A of the Internal Revenue Code of 1986.

        The Huntsman Supplemental Executive Retirement Plan (the "SERP") is an unfunded non-qualified pension plan established to provide certain executive employees with benefits that could not be provided, due to legal limitations, under the Huntsman Defined Benefit Pension Plan, a qualified defined benefit pension plan, and the Huntsman Money Purchase Pension Plan, a qualified money purchase pension plan.

        Assets of these plans are included in other noncurrent assets and as of December 31, 2011 and 2010 were $12 million and $11 million, respectively. During each of the years ended December 31, 2011, 2010 and 2009, we expensed a total of $1 million, $1 million and nil, respectively, as contributions to the Huntsman SSP and the SERP.

STOCK-BASED INCENTIVE PLAN

        In connection with our parent's initial public offering of common and preferred stock on February 16, 2005, our parent adopted the Huntsman Stock Incentive Plan (the "Stock Incentive Plan"). The Stock Incentive Plan permits the grant of non-qualified stock options, incentive stock options, stock appreciation rights, nonvested stock, phantom stock, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. As of December 31, 2011 our parent was authorized to grant up to of 32.6 million shares under the Stock Incentive Plan. See "Note 22. Stock-Based Compensation Plan."

INTERNATIONAL PLANS

        International employees are covered by various post employment arrangements consistent with local practices and regulations. Such obligations are included in the consolidated financial statements in other long-term liabilities.

OTHER COMPREHENSIVE INCOME (LOSS)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
OTHER COMPREHENSIVE INCOME (LOSS)
OTHER COMPREHENSIVE INCOME (LOSS)

12. OTHER COMPREHENSIVE INCOME (LOSS)

        The components of other comprehensive income (loss) were as follows (dollars in millions):

			Other comprehensive income (loss)
	Accumulated other comprehensive loss
			Three months ended		Nine months ended
	September 30, 2012	December 31, 2011	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Foreign currency translation adjustments, net of tax of $10 and $11 as of September 30, 2012 and December 31, 2011, respectively	$242	$217	$94	$(118)	$25	$30
Pension and other postretirement benefit adjustments, net of tax of $140 and $156 as of September 30, 2012 and December 31, 2011, respectively	(787)	(845)	15	(77)	58	(66)
Other comprehensive income (loss) of unconsolidated affiliates	7	8	—	3	(1)	3
Other, net	(3)	(3)	—	(2)	—	(2)

Total	(541)	(623)	109	(194)	82	(35)
Amounts attributable to noncontrolling interests	10	12	(2)	—	(2)	(1)

Amounts attributable to Huntsman International	$(531)	$(611)	$107	$(194)	$80	$(36)

        Items of other comprehensive income (loss) of our Company and our consolidated affiliates have been recorded net of tax, with the exception of the foreign currency translation adjustments related to subsidiaries with earnings permanently reinvested. The tax effect is determined based upon the jurisdiction where the income or loss was recognized and is net of valuation allowances.

23. OTHER COMPREHENSIVE (LOSS) INCOME

        Other comprehensive (loss) income consisted of the following (dollars in millions):

	December 31,
	2011		2010		2009
	Accumulated income (loss)	(Loss) income	Accumulated income (loss)	Income (loss)	Income (loss)
Foreign currency translation adjustments, net of tax of $11 and $12 as of December 31, 2011 and 2010, respectively	$217	$(79)	$296	$23	$71
Pension and other postretirement benefits adjustments, net of tax $156 and $124 as of December 31, 2011 and 2010, respectively	(845)	(182)	(663)	(28)	136
Other comprehensive income (loss) of unconsolidated affiliates	8	1	7	—	(2)
Other, net	(3)	(2)	(1)	(2)	2

Total	(623)	(262)	(361)	(7)	207
Amounts attributable to noncontrolling interests	12	5	7	1	(1)

Amounts attributable to Huntsman International LLC	$(611)	$(257)	$(354)	$(6)	$206

        Items of other comprehensive (loss) income of our Company and our consolidated affiliates have been recorded net of tax, with the exception of the foreign currency translation adjustments related to subsidiaries with earnings permanently reinvested. The tax effect is determined based upon the jurisdiction where the income or loss was recognized and is net of valuation allowances.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

LEGAL MATTERS

Asbestos Litigation

        We have been named as a premises defendant in a number of asbestos exposure cases, typically claims by nonemployees of exposure to asbestos while at a facility. In the past, these cases typically involved multiple plaintiffs bringing actions against multiple defendants, and the complaints have not indicated which plaintiffs were making claims against which defendants, where or how the alleged injuries occurred or what injuries each plaintiff claimed. Rarely do the complaints in these cases state the amount of damages being sought. These facts, which would be central to any estimate of probable loss, generally have been learned only through discovery.

        Where a claimant's alleged exposure occurred prior to our ownership of the relevant premises, the prior owners generally have contractually agreed to retain liability for, and to indemnify us against, asbestos exposure claims. This indemnification is not subject to any time or dollar amount limitations. Upon service of a complaint in one of these cases, we tender it to the prior owner. The prior owner accepts responsibility for the conduct of the defense of the cases and payment of any amounts due to the claimants. In our eighteen-year experience with tendering these cases, we have not made any payment with respect to any tendered asbestos cases. We believe that the prior owners have the intention and ability to continue to honor their indemnity obligations, although we cannot assure you that they will continue to do so or that we will not be liable for these cases if they do not.

        The following table presents for the periods indicated certain information about cases for which service has been received that we have tendered to the prior owner, all of which have been accepted.

	Nine months ended September 30,
	2012	2011
Unresolved at beginning of period	1,080	1,116
Tendered during period	3	10
Resolved during period(1)	2	43
Unresolved at end of period	1,081	1,083
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

        We have never made any payments with respect to these cases. As of September 30, 2012, we had an accrued liability of $10 million relating to these cases and a corresponding receivable of $10 million relating to our indemnity protection with respect to these cases. We cannot assure you that our liability will not exceed our accruals or that our liability associated with these cases would not be material to our financial condition, results of operations or liquidity; accordingly, we are not able to estimate the amount or range of loss in excess of our accruals. Additional asbestos exposure claims may be made against us in the future, and such claims could be material. However, because we are not able to estimate the amount or range of losses associated with such claims, we have made no accruals with respect to unasserted asbestos exposure claims as of September 30, 2012.

        Certain cases in which we are a premises defendant are not subject to indemnification by prior owners or operators. However, we may be entitled to insurance or other recovery in some of these cases. The following table presents for the periods indicated certain information about these cases. Cases include all cases for which service has been received by us. Certain prior cases that were filed in error against us have been dismissed.

	Nine months ended September 30,
	2012	2011
Unresolved at beginning of period	36	37
Filed during period	8	9
Resolved during period	3	8
Unresolved at end of period	41	38

        We paid gross settlement costs for asbestos exposure cases that are not subject to indemnification of $82,000 and $442,000 during the nine months ended September 30, 2012 and 2011, respectively. As of September 30, 2012, we had an accrual of $225,000 relating to these cases and we expect insurance proceeds to offset this cost. We cannot assure you that our liability will not exceed our accruals or that our liability associated with these cases would not be material to our financial condition, results of operations or liquidity; accordingly, we are not able to estimate the amount or range of loss in excess of our accruals. Additional asbestos exposure claims may be made against us in the future, and such claims could be material. However, because we are not able to estimate the amount or range of losses associated with such claims, we have made no accruals with respect to unasserted asbestos exposure claims as of September 30, 2012.

Antitrust Matters

        We were named as a defendant in civil class action antitrust suits alleging that between 1999 and 2004 we conspired with Bayer, BASF, Dow and Lyondell to fix the prices of MDI, TDI, polyether polyols, and related systems ("polyether polyol products") sold in the U.S. in violation of the federal Sherman Act. These cases are consolidated as the "Polyether Polyols" cases in multidistrict litigation pending in the U.S. District Court for the District of Kansas.

        In addition, we and the other Polyether Polyols defendants were named as defendants in three civil antitrust suits brought by certain direct purchasers of polyether polyol products that opted out of the class certified in the Kansas multidistrict litigation. The relevant time frame for these cases is 1994 to 2004 and they are referred to as the "direct action cases." The class action and the direct action cases were consolidated in the Kansas court for the purposes of discovery and other pretrial matters.

        In the second quarter of 2011, we settled the class action and were dismissed as a defendant. On December 29, 2011, we entered into a settlement agreement with the direct action plaintiffs for an amount immaterial to our financial statements and were dismissed from those cases on December 30, 2011.

        Two similar civil antitrust class action cases were filed May 5 and 17, 2006 in the Superior Court of Justice, Ontario Canada and Superior Court, Province of Quebec, District of Quebec, on behalf of purported classes of Canadian direct and indirect purchasers of MDI, TDI and polyether polyols. On April 11, 2012, we reached agreement to resolve these cases for an amount immaterial to our condensed consolidated financial statements (unaudited). On July 27, 2012, the Canadian courts approved the settlement, and the settlement has since been paid.

        A purported class action case filed February 15, 2005 by purchasers in California of products containing rubber and urethane chemicals and pending in Superior Court of California, County of San Francisco is stayed pending resolution of the Kansas multidistrict litigation. The plaintiffs in this matter make similar claims against the defendants as the class plaintiffs in the Kansas multidistrict litigation. While we have previously disclosed this matter because it is related to the Polyether Polyols cases, we do not believe this matter by itself will have a material impact on our condensed consolidated financial statements (unaudited).

        We have been named as a defendant in two purported class action civil antitrust suits alleging that we and our co-defendants and other co-conspirators conspired to fix prices of titanium dioxide sold in the U.S. between at least March 1, 2002 and the present. The cases were filed on February 9 and 12, 2010 in the U.S. District Court for the District of Maryland and a consolidated complaint was filed on April 12, 2010. The other defendants named in this matter are E.I. du Pont de Nemours and Company, Kronos Worldwide Inc., Millennium Inorganic Chemicals, Inc. and the National Titanium Dioxide Company Limited (d/b/a Cristal). The court certified the case as a class action on August 28, 2012 although notice to putative class members has not yet been given while we and our co-defendants pursue an appeal of the class certification before the Court of Appeals for the Fourth Circuit. The trial is set to begin September 9, 2013.

        In all of the antitrust litigation currently pending against us, the plaintiffs generally are seeking injunctive relief, treble damages, costs of suit and attorneys fees. We are not aware of any illegal conduct by us or any of our employees. Nevertheless, we have incurred costs relating to these claims and could incur additional costs in amounts material to us. As alleged damages in these cases have not been specified, and because of the overall complexity of these cases, we are unable to reasonably estimate any possible loss or range of loss with respect to these claims.

Product Delivery Claim

        We have been notified by a customer of potential claims related to our allegedly delivering a different product from that which it had ordered. Our customer claims that it was unaware that the different product had been delivered until after it had been used to manufacture materials which were subsequently sold. Originally, the customer stated that it had been notified of claims of up to an aggregate of €153 million (approximately $191 million) relating to this matter and believed that we may be responsible for all or a portion of these potential claims. Our customer has since resolved some of these claims and the aggregate amount of the current claims is now approximately €113 million (approximately $145 million). Based on the facts currently available to us, we believe that we are insured for any liability we may ultimately have in excess of $10 million. However, no assurance can be given regarding our ultimate liability or costs to us. We believe the range of possible loss to our Company in this matter to be between €0 and €113 million and have made no accrual with respect to this matter.

Indemnification Matter

        On July 3, 2012, Deutsche Bank Securities Inc. and Credit Suisse Securities (USA) LLC (the "Banks") demanded that Huntsman Corporation indemnify them for claims brought by certain MatlinPatterson entities that were formerly our parent's shareholders (the "Plaintiffs") in litigation filed June 19, 2012 in the 9th District Court in Montgomery County, Texas. The Banks assert that they are entitled to indemnification pursuant to the Agreement of Compromise and Settlement between the Banks and our parent, dated June 22, 2009, wherein the Banks and our parent settled claims that we brought relating to the failed merger with Hexion Specialty Chemicals, Inc. ("Hexion"). Plaintiffs claim that the Banks knowingly made materially false representations about the nature of the financing for the acquisition of our parent by Hexion and that they suffered substantial losses to their 19 million shares of our parent's common stock as a result of the Banks' misrepresentations. Plaintiffs are asserting statutory fraud, common law fraud and aiding and abetting statutory fraud and are seeking actual damages, exemplary damages, costs and attorney's fees, pre-judgment and post-judgment interest. Our parent has denied the Banks' demand and continues to monitor the litigation. At this time, we are unable to estimate the amount or range of possible losses with respect to these claims.

Other Proceedings

        We are a party to various other proceedings instituted by private plaintiffs, governmental authorities and others arising under provisions of applicable laws, including various environmental, products liability and other laws. Except as otherwise disclosed in this prospectus, we do not believe that the outcome of any of these matters will have a material effect on our financial condition, results of operations or liquidity.

19. COMMITMENTS AND CONTINGENCIES

PURCHASE COMMITMENTS

        We have various purchase commitments extending through 2023 for materials, supplies and services entered into in the ordinary course of business. Included in the purchase commitments table below are contracts which require minimum volume purchases that extend beyond one year or are renewable annually and have been renewed for 2012. Certain contracts allow for changes in minimum required purchase volumes in the event of a temporary or permanent shutdown of a facility. To the extent the contract requires a minimum notice period, such notice period has been included in the table below. The contractual purchase prices for substantially all of these contracts are variable based upon market prices, subject to annual negotiations. We have estimated our contractual obligations by using the terms of our 2011 pricing for each contract. We also have a limited number of contracts which require a minimum payment even if no volume is purchased. We believe that all of our purchase obligations will be utilized in our normal operations. During 2011, 2010 and 2009, we made minimum payments under such take or pay contracts without taking the product of nil, nil and $6 million, respectively.

        Total purchase commitments as of December 31, 2011 are as follows (dollars in millions):

Year ending December 31
2012	$685
2013	197
2014	128
2015	104
2016	59
Thereafter	94

$1,267

OPERATING LEASES

        We lease certain railcars, aircraft, equipment and facilities under long-term lease agreements. The total expense recorded under operating lease agreements in the accompanying consolidated statements of operations is approximately $83 million, $62 million and $56 million for 2011, 2010 and 2009, respectively, net of sublease rentals of approximately $4 million for each of 2011, 2010 and 2009, respectively.

        Future minimum lease payments under operating leases as of December 31, 2011 are as follows (dollars in millions):

Year ending December 31
2012	$77
2013	71
2014	64
2015	50
2016	45
Thereafter	148

$455

        Future minimum lease payments have not been reduced by minimum sublease rentals of $28 million due in the future under noncancelable subleases.

LEGAL MATTERS

Asbestos Litigation

        We have been named as a premises defendant in a number of asbestos exposure cases, typically claims by nonemployees of exposure to asbestos while at a facility. In the past, these cases typically have involved multiple plaintiffs bringing actions against multiple defendants, and the complaints have not indicated which plaintiffs were making claims against which defendants, where or how the alleged injuries occurred or what injuries each plaintiff claimed. These facts, which would be central to any estimate of probable loss, generally have been learned only through discovery.

        Where a claimant's alleged exposure occurred prior to our ownership of the relevant premises, the prior owners generally have contractually agreed to retain liability for, and to indemnify us against, asbestos exposure claims. This indemnification is not subject to any time or dollar amount limitations. Upon service of a complaint in one of these cases, we tender it to the prior owner. Rarely do the complaints in these cases state the amount of damages being sought. The prior owner accepts responsibility for the conduct of the defense of the cases and payment of any amounts due to the claimants. In our eighteen-year experience with tendering these cases, we have not made any payment with respect to any tendered asbestos cases. We believe that the prior owners have the intention and ability to continue to honor their indemnity obligations, although we cannot assure you that they will continue to do so or that we will not be liable for these cases if they do not.

        The following table presents for the periods indicated certain information about cases for which service has been received that we have tendered to the prior owner, all of which have been accepted.

	Year ended December 31,
	2011	2010	2009
Unresolved at beginning of period	1,116	1,138	1,140
Tendered during period	10	24	18
Resolved during period(1)	46	46	20
Unresolved at end of period	1,080	1,116	1,138
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

        We have never made any payments with respect to these cases. As of December 31, 2011, we had an accrued liability of $10 million relating to these cases and a corresponding receivable of $10 million relating to our indemnity protection with respect to these cases. We cannot assure you that our liability will not exceed our accruals or that our liability associated with these cases would not be material to our financial condition, results of operations or liquidity; accordingly, we are not able to estimate the amount or range of loss in excess of our accruals. Additional asbestos exposure claims may be made against us in the future, and such claims could be material. However, because we are not able to estimate the amount or range of losses associated with such claims, we have made no accruals with respect to unasserted asbestos exposure claims as of December 31, 2011.

        Certain cases in which we are a premises defendant are not subject to indemnification by prior owners or operators. The following table presents for the periods indicated certain information about these cases. Cases include all cases for which service has been received by us. Certain prior cases that were filed in error against us have been dismissed.

	Year ended December 31,
	2011	2010	2009
Unresolved at beginning of period	37	39	43
Filed during period	11	5	3
Resolved during period	12	7	7
Unresolved at end of period	36	37	39

        We paid gross settlement costs for asbestos exposure cases that are not subject to indemnification of $584,000 and $201,000 during the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, we had an accrual of $460,000 relating to these cases. We cannot assure you that our liability will not exceed our accruals or that our liability associated with these cases would not be material to our financial condition, results of operations or liquidity; accordingly, we are not able to estimate the amount or range of loss in excess of our accruals. Additional asbestos exposure claims may be made against us in the future, and such claims could be material. However, because we are not able to estimate the amount or range of losses associated with such claims, we have made no accruals with respect to unasserted asbestos exposure claims as of December 31, 2011.

Antitrust Matters

        We were named as a defendant in civil class action antitrust suits alleging that between 1999 and 2004 we conspired with Bayer, BASF, Dow and Lyondell to fix the prices of MDI, TDI, polyether polyols, and related systems ("polyether polyol products") sold in the U.S. in violation of the federal Sherman Act. These cases are consolidated as the "Polyether Polyols" cases in multidistrict litigation pending in the U.S. District Court for the District of Kansas.

        In addition, we and the other Polyether Polyol defendants were named as defendants in three civil antitrust suits brought by certain direct purchasers of polyether polyol products that opted out of the class certified in the Kansas multidistrict litigation. The relevant time frame for these cases is 1994 to 2004 and they are referred to as the "direct action cases." The class action and the direct action cases were consolidated in the Kansas court for the purposes of discovery and other pretrial matters.

        In the second quarter of 2011, we settled the class action and were dismissed as a defendant. On December 29, 2011, we entered into a settlement agreement with the direct action plaintiffs for an amount immaterial to our financial statements and were dismissed from those cases on December 30, 2011.

        Two similar civil antitrust class action cases were filed May 5 and 17, 2006 in the Superior Court of Justice, Ontario Canada and Superior Court, Province of Quebec, District of Quebec, on behalf of purported classes of Canadian direct and indirect purchasers of MDI, TDI and polyether polyols. The class certification hearing is scheduled for April 2, 2012.

        A purported class action case filed February 15, 2002 by purchasers in California of products containing rubber and urethane chemicals and pending in Superior Court of California, County of San Francisco is stayed pending resolution of the Kansas multidistrict litigation. The plaintiffs in this matter make similar claims against the defendants as the class plaintiffs in the Kansas multidistrict litigation.

        We have been named as a defendant in two purported class action civil antitrust suits alleging that we and our co-defendants and other co-conspirators conspired to fix prices of titanium dioxide sold in the U.S. between at least March 1, 2002 and the present. The cases were filed on February 9 and 12, 2010 in the U.S. District Court for the District of Maryland and a consolidated complaint was filed on April 12, 2010. The other defendants named in this matter are E.I. du Pont de Nemours and Company, Kronos Worldwide Inc., Millennium Inorganic Chemicals, Inc. and the National Titanium Dioxide Company Limited (d/b/a Cristal). A class certification hearing is scheduled for August 16, 2012 and trial is set to begin September 9, 2013. Discovery is ongoing.

        In all of the antitrust litigation currently pending against us, the plaintiffs generally are seeking injunctive relief, treble damages, costs of suit and attorneys fees. We are not aware of any illegal conduct by us or any of our employees. Nevertheless, we have incurred costs relating to these claims and could incur additional costs in amounts material to us.

Port Arthur Plant Fire Insurance Litigation Settlement

        On April 29, 2006, our former Port Arthur, Texas olefins manufacturing plant (which we sold to Flint Hills Resources in November 2007) experienced a major fire. The plant was covered by property damage and business interruption insurance through IRIC, our captive insurer, and the Reinsurers. The property damage and business interruption insurance was subject to a combined deductible of $60 million. We, together with IRIC, asserted claims to the Reinsurers related to losses occurring as a result of this fire. On August 31, 2007, the Reinsurers brought an action against us in the U.S. District Court for the Southern District of Texas. The action sought to compel us to arbitrate with the Reinsurers to resolve disputes related to our claims or, in the alternative, to declare judgment in favor of the Reinsurers. Pursuant to a December 29, 2008 agreement, we participated with the Reinsurers in binding arbitration. We paid our deductible on the claim of $60 million and were paid $365 million by the Reinsurers prior to the commencement of binding arbitration. On May 14, 2010, we entered into a settlement agreement with the Reinsurers, including those Reinsurers that did not participate in the arbitration proceedings that resolved the remainder of our insurance claim for a total amount of $110 million. The Reinsurers completed the payment of this amount on June 15, 2010. For more information, see "Note 25. Discontinued Operations-U.S. Base Chemical Business" to our consolidated financial statements.

Product Delivery Claim

        We have been notified by a customer of potential claims related to our allegedly delivering a different product from that which it had ordered. Our customer claims that it was unaware that the different product had been delivered until after it had been used to manufacture materials which were subsequently sold. The customer has indicated that it has been notified of claims of up to an aggregate of approximately 150 million Euros relating to this matter and believes that we may be responsible for all or a portion of these claims. We are investigating this matter and based on the facts currently available to us, we believe that we are insured for any payments we may ultimately make in excess of $10 million. However, no assurance can be given regarding our ultimate liability or costs to us. We have made no accrual with respect to this matter.

Other Proceedings

        We are a party to various other proceedings instituted by private plaintiffs, governmental authorities and others arising under provisions of applicable laws, including various environmental, products liability and other laws. Except as otherwise disclosed in this prospectus, we do not believe that the outcome of any of these matters will have a material effect on our financial condition, results of operations or liquidity.

ENVIRONMENTAL, HEALTH AND SAFETY MATTERS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

14. ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

General

        We are subject to extensive federal, state, local and international laws, regulations, rules and ordinances relating to safety, pollution, protection of the environment, product management and distribution, and the generation, storage, handling, transportation, treatment, disposal and remediation of hazardous substances and waste materials. In the ordinary course of business, we are subject to frequent environmental inspections and monitoring and occasional investigations by governmental enforcement authorities. In addition, our production facilities require operating permits that are subject to renewal, modification and, in certain circumstances, revocation. Actual or alleged violations of safety laws, environmental laws or permit requirements could result in restrictions or prohibitions on plant operations or product distribution, substantial civil or criminal sanctions, as well as, under some environmental laws, the assessment of strict liability and/or joint and several liability. Moreover, changes in environmental regulations could inhibit or interrupt our operations, or require us to modify our facilities or operations. Accordingly, environmental or regulatory matters may cause us to incur significant unanticipated losses, costs or liabilities.

Environmental, Health and Safety Systems

        We are committed to achieving and maintaining compliance with all applicable environmental, health and safety ("EHS") legal requirements, and we have developed policies and management systems that are intended to identify the multitude of EHS legal requirements applicable to our operations, enhance compliance with applicable legal requirements, ensure the safety of our employees, contractors, community neighbors and customers and minimize the production and emission of wastes and other pollutants. Although EHS legal requirements are constantly changing and are frequently difficult to comply with, these EHS management systems are designed to assist us in our compliance goals while also fostering efficiency and improvement and reducing overall risk to us.

EHS Capital Expenditures

        We may incur future costs for capital improvements and general compliance under EHS laws, including costs to acquire, maintain and repair pollution control equipment. For the nine months ended September 30, 2012 and 2011, our capital expenditures for EHS matters totaled $61 million and $55 million, respectively. Because capital expenditures for these matters are subject to evolving regulatory requirements and depend, in part, on the timing, promulgation and enforcement of specific requirements, our capital expenditures for EHS matters have varied significantly from year to year and we cannot provide assurance that our recent expenditures are indicative of future amounts we may spend related to EHS and other applicable laws.

Remediation Liabilities

        We have incurred, and we may in the future incur, liability to investigate and clean up waste or contamination at our current or former facilities or facilities operated by third parties at which we may have disposed of waste or other materials. Similarly, we may incur costs for the cleanup of waste that was disposed of prior to the purchase of our businesses. Under some circumstances, the scope of our liability may extend to damages to natural resources.

        Under the Comprehensive Environmental Response, Compensation, and Liability Act ("CERCLA") and similar state laws, a current or former owner or operator of real property may be liable for remediation costs regardless of whether the release or disposal of hazardous substances was in compliance with law at the time it occurred, and a current owner or operator may be liable regardless of whether it owned or operated the facility at the time of the release. Outside the U.S., analogous contaminated property laws, such as those in effect in France and Australia, can hold past owners and/or operators liable for remediation at former facilities. Currently, there are approximately 10 former facilities or third party sites in the U.S. for which we have been notified of potential claims against us for cleanup liabilities, including, but not limited to, sites listed under CERCLA. Based on current information and past experiences at other CERCLA sites, we do not expect these third party claims to have a material impact on our condensed consolidated financial statements (unaudited).

        One of these sites, the North Maybe Canyon Mine site, involves a former phosphorous mine near Soda Springs, Idaho, which is believed to have been operated by a predecessor company to us. In 2004, the U.S. Forest Service ("USFS") notified us that we are a CERCLA potentially responsible party ("PRP") for contaminated surface water issues. In February 2010, we and Wells Cargo (another PRP) agreed to conduct a Remedial Investigation/Feasibility Study (RI/FS) of a portion of the site and are currently engaged in that process. At this time, we are unable to reasonably estimate our potential losses in this matter.

        In addition, under the Resource Conservation and Recovery Act ("RCRA") and similar state laws, we may be required to remediate contamination originating from our properties as a condition to our hazardous waste permit. Some of our manufacturing sites have an extended history of industrial chemical manufacturing and use, including on-site waste disposal. We are aware of soil, groundwater or surface contamination from past operations at some of our sites, and we may find contamination at other sites in the future. For example, our Port Neches, Texas, and Geismar, Louisiana, facilities are the subject of ongoing remediation requirements under RCRA authority. Similar laws exist in a number of locations in which we currently operate, or previously operated, manufacturing facilities, such as Australia, India, France, Hungary and Italy.

        By letter dated March 7, 2006, our former Base Chemicals and Polymers facility in West Footscray, Australia, was issued a clean-up notice by the Environmental Protection Authority Victoria ("EPA Victoria") due to concerns about soil and groundwater contamination emanating from the site. On August 23, 2010, EPA Victoria revoked the second clean-up notice and issued a revised notice that included a requirement for financial assurance for the remediation. We have reached agreement with the agency that a mortgage on the land will be held by the agency as financial surety during the period covered by the current clean-up notice, which ends on July 30, 2014. As of September 30, 2012, we had an accrued liability of $30 million related to estimated environmental remediation costs at this site. We can provide no assurance that the agency will not seek to institute additional requirements for the site or that additional costs will not be associated with the clean up.

Environmental Reserves

        We have accrued liabilities relating to anticipated environmental cleanup obligations, site reclamation and closure costs and known penalties. Liabilities are recorded when potential liabilities are either known or considered probable and can be reasonably estimated. Our liability estimates are calculated using present value techniques as appropriate and are based upon requirements placed upon us by regulators, available facts, existing technology and past experience. The environmental liabilities do not include amounts recorded as asset retirement obligations. We had accrued $35 million and $36 million for environmental liabilities as of September 30, 2012 and December 31, 2011, respectively. Of these amounts, $10 million and $7 million were classified as accrued liabilities in our condensed consolidated balance sheets (unaudited) as of September 30, 2012 and December 31, 2011, respectively, and $25 million and $29 million were classified as other noncurrent liabilities in our condensed consolidated balance sheets (unaudited) as of September 30, 2012 and December 31, 2011, respectively. In certain cases, our remediation liabilities may be payable over periods of up to 30 years.

REGULATORY DEVELOPMENTS

        On June 1, 2007, the EU regulatory framework for chemicals called "REACH" took effect, designed to be phased in over 11 years. As a REACH-regulated company that manufactures in or imports more than one metric ton per year of a chemical substance into the European Economic Area, we were required to pre-register with the European Chemicals Agency ("ECHA"), such chemical substances and isolated intermediates to take advantage of the 11 year phase-in period. To meet our compliance obligations, a cross-business REACH team was established, through which we were able to fulfill all required pre-registrations and our first phase registrations by the November 30, 2010 deadline. While we continue our registration efforts to meet the next registration deadline of June 2013, our REACH implementation team is now strategically focused on the authorization phase of the REACH process, directing its efforts to address "Substances of Very High Concern" and evaluating potential business implications. Where warranted, evaluation of substitute chemicals will be an important element of our ongoing manufacturing sustainability efforts. As a chemical manufacturer with global operations, we are also actively monitoring and addressing analogous regulatory regimes being considered or implemented outside of the EU.

        Although the total long-term cost for REACH compliance is unknown at this time, we spent approximately $5 million, $9 million and $3 million in 2011, 2010 and 2009, respectively, to meet the initial REACH requirements. We cannot provide assurance that these recent expenditures are indicative of future amounts that we may be required to spend for REACH compliance.

GREENHOUSE GAS REGULATION

        Although the existence of binding emissions limitations under international treaties such as the Kyoto Protocol is in doubt after 2012, we expect some or all of our operations to be subject to regulatory requirements to reduce emissions of greenhouse gases ("GHGs"). Even in the absence of a new global agreement to limit GHGs, we may be subject to additional regulation under the European Union Emissions Trading System as well as new national and regional GHG trading programs. For example, our operations in Australia and selected U.S. states may be subject to future GHG regulations under emissions trading systems in those jurisdictions.

        Because the United States has not adopted federal climate change legislation, domestic GHG efforts are likely to be guided by EPA regulations in the near future. While EPA's GHG programs are currently subject to judicial challenge, our domestic operations may become subject to EPA's regulatory requirements when implemented. In particular, expansions of our existing facilities or construction of new facilities may be subject to the Clean Air Act's Prevention of Significant Deterioration Requirements under EPA's GHG "Tailoring Rule." In addition, certain aspects of our operations may be subject to GHG emissions monitoring and reporting requirements. If we are subject to EPA GHG regulations, we may face increased monitoring, reporting, and compliance costs.

        We are already managing and reporting GHG emissions, to varying degrees, as required by law for our sites in locations subject to Kyoto Protocol obligations and/or EU emissions trading scheme requirements. Although these sites are subject to existing GHG legislation, few have experienced or anticipate significant cost increases as a result of these programs, although it is possible that GHG emission restrictions may increase over time. Potential consequences of such restrictions include capital requirements to modify assets to meet GHG emission restrictions and/or increases in energy costs above the level of general inflation, as well as direct compliance costs. Currently, however, it is not possible to estimate the likely financial impact of potential future regulation on any of our sites.

        Finally, it should be noted that some scientists have concluded that increasing concentrations of GHG in the earth's atmosphere may produce climate changes that have significant physical effects, such as increased frequency and severity of storms, droughts, and floods and other climatic events. If any of those effects were to occur, they could have an adverse effect on our assets and operations.

20. ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

General

        We are subject to extensive federal, state, local and international laws, regulations, rules and ordinances relating to safety, pollution, protection of the environment, product management and distribution, and the generation, storage, handling, transportation, treatment, disposal and remediation of hazardous substances and waste materials. In the ordinary course of business, we are subject to frequent environmental inspections and monitoring and occasional investigations by governmental enforcement authorities. In addition, our production facilities require operating permits that are subject to renewal, modification and, in certain circumstances, revocation. Actual or alleged violations of safety laws, environmental laws or permit requirements could result in restrictions or prohibitions on plant operations or product distribution, substantial civil or criminal sanctions, as well as, under some environmental laws, the assessment of strict liability and/or joint and several liability. Moreover, changes in environmental regulations could inhibit or interrupt our operations, or require us to modify our facilities or operations. Accordingly, environmental or regulatory matters may cause us to incur significant unanticipated losses, costs or liabilities.

Environmental, Health and Safety Systems

        We are committed to achieving and maintaining compliance with all applicable EHS legal requirements, and we have developed policies and management systems that are intended to identify the multitude of EHS legal requirements applicable to our operations, enhance compliance with applicable legal requirements, ensure the safety of our employees, contractors, community neighbors and customers and minimize the production and emission of wastes and other pollutants. Although EHS legal requirements are constantly changing and are frequently difficult to comply with, these EHS management systems are designed to assist us in our compliance goals while also fostering efficiency and improvement and minimizing overall risk to us.

EHS Capital Expenditures

        We may incur future costs for capital improvements and general compliance under EHS laws, including costs to acquire, maintain and repair pollution control equipment. For the years ended December 31, 2011, 2010 and 2009, our capital expenditures for EHS matters totaled $92 million, $85 million, and $54 million, respectively. Because capital expenditures for these matters are subject to evolving regulatory requirements and depend, in part, on the timing, promulgation and enforcement of specific requirements, our capital expenditures for EHS matters have varied significantly from year to year and we cannot provide assurance that our recent expenditures will be indicative of future amounts required under EHS laws.

Remediation Liabilities

        We have incurred, and we may in the future incur, liability to investigate and clean up waste or contamination at our current or former facilities or facilities operated by third parties at which we may have disposed of waste or other materials. Similarly, we may incur costs for the cleanup of waste that was disposed of prior to the purchase of our businesses. Under some circumstances, the scope of our liability may extend to damages to natural resources.

        Under CERCLA and similar state laws, a current or former owner or operator of real property may be liable for remediation costs regardless of whether the release or disposal of hazardous substances was in compliance with law at the time it occurred, and a current owner or operator may be liable regardless of whether it owned or operated the facility at the time of the release. Outside the U.S., analogous contaminated property laws, such as those in effect in France and Australia, can hold past owners and/or operators liable for remediation at former facilities. We have been notified by third parties of claims against us for cleanup liabilities at approximately 10 former facilities or third party sites, including, but not limited to, sites listed under CERCLA. Based on current information and past experiences at other CERCLA sites, we do not expect any of these third party claims to result in material liability to us.

        One of these sites, the North Maybe Canyon Mine CERCLA site, includes an abandoned phosphorous mine near Soda Springs, Idaho believed to have been operated by one of our predecessor companies (El Paso Products Company). In 2004, the U.S. Forest Service notified us that we are a CERCLA PRP for the mine site involving selenium contaminated surface water. Under a 2004 administrative order, the current mine lessee, Nu-West Industries, Inc., began undertaking the investigation required for a CERCLA removal process. In 2008, the site was transitioned to the CERCLA remedial action process, which requires a RI/FS. In 2009, the Forest Service notified the three PRPs (our Company, Nu-West and Wells Cargo) that it would undertake the RI/FS itself. On February 19, 2010, in conjunction with Wells Cargo, we agreed to jointly comply with a unilateral administrative order a UAO to conduct an RI/FS of the entire West Ridge of the site, although we are alleged to have had only a limited historical presence in the investigation area. In March 2010, following the initiation of litigation by Nu-West, the Forest Service assumed Nu-West's original investigation obligations. On June 15, 2010, we received the UAO which had been executed by the Forest Service and we are presently carrying out the requirements of the order. We continue to coordinate with our insurers regarding policy coverage in this matter. At this time, we do not believe the costs to remediate this site will be material to our financial statements.

        In addition, under the RCRA and similar state laws, we may be required to remediate contamination originating from our properties as a condition to our hazardous waste permit. Some of our manufacturing sites have an extended history of industrial chemical manufacturing and use, including on-site waste disposal. We are aware of soil, groundwater or surface contamination from past operations at some of our sites, and we may find contamination at other sites in the future. For example, our Port Neches, Texas, and Geismar, Louisiana, facilities are the subject of ongoing remediation requirements under RCRA authority. Similar laws exist in a number of locations in which we currently operate, or previously operated, manufacturing facilities, such as Australia, Switzerland and Italy.

        In June of 2006, an agreement was reached between the local regulatory authorities and our Advanced Materials site in Pamplona, Spain to relocate our manufacturing operations in order to facilitate new urban development desired by the city. Subsequently, as required by the authorities, soil and groundwater sampling was performed and followed by a quantitative risk assessment. In October 2010, the local authorities approved our proposed two-phase remedial approach. The first phase was installed in 2011 and involves groundwater extraction and treatment in one limited area of the site. The second phase, not yet defined, would proceed during site redevelopment. As the second phase remediation has not yet been defined, we are unable to assess our potential liability.

        By letter dated March 7, 2006, our Base Chemicals and Polymers facility in West Footscray, Australia, was issued a clean-up notice by the EPA Victoria due to concerns about soil and groundwater contamination emanating from the site. The agency revoked the original clean-up notice on September 4, 2007 and issued a revised clean-up notice due to "the complexity of contamination issues" at the site. In the third quarter of 2009, we recorded a $30 million liability related to estimated environmental remediation costs at this site. On August 23, 2010, EPA Victoria revoked the second clean-up notice and issued a revised notice that included a requirement for financial assurance for the remediation. We have reached agreement with the agency that a mortgage on the land will be held by the agency as financial surety during the period covered by the current clean-up notice, which ends on July 30, 2014. We can provide no assurance that the agency will not seek to institute additional requirements for the site or that additional costs will not be associated with the clean up. This facility has been closed and demolished.

        By letter dated March 15, 2010, DOJ notified us that the EPA has requested that the DOJ bring an action in federal court against us and other PRPs for recovery of costs incurred by the U.S. in connection with releases of hazardous substances from the State Marine Superfund Site in Port Arthur, Texas. As of August 31, 2007, the EPA had incurred and paid approximately $2.8 million in unreimbursed response costs related to the site. Prior to filing the complaint, the DOJ requested that PRPs sign and return a standard tolling agreement (from March 31, 2010 through September 30, 2010) and participate in settlement discussions. We originally responded to an information request regarding this site on March 7, 2005 and identified historical transactions associated with a predecessor of a company we acquired. The prior owners have contractually agreed to indemnify us in this matter. While the DOJ is aware of the indemnity, we may be required to participate in future settlement discussions; therefore, on March 29, 2010, we submitted the signed tolling agreement and offer to negotiate to the DOJ. The tolling agreement has since been extended three times, most recently through January 31, 2012. In a direct final rule published December 6, 2011, EPA Region 6 announced that it is delisting this Superfund site from the National Priorities List.

        In many cases, our potential liability arising from historical contamination is based on operations and other events occurring prior to our ownership of a business or specific facility. In these situations, we frequently obtained an indemnity agreement from the prior owner addressing remediation liabilities arising from pre-closing conditions. We have successfully exercised our rights under these contractual covenants for a number of sites and, where applicable, mitigated our ultimate remediation liability. We cannot assure you, however, that the liabilities for all such matters subject to indemnity, will be honored by the prior owner or that our existing indemnities will be sufficient to cover our liabilities for such matters.

        Based on available information and the indemnification rights we believe are likely to be available, we believe that the costs to investigate and remediate known contamination will not have a material effect on our financial statements. However, if such indemnities are not honored or do not fully cover the costs of investigation and remediation or we are required to contribute to such costs, then such expenditures may have a material effect on our financial statements. At the current time, we are unable to estimate the total cost, exclusive of indemnification benefits, to remediate any of the known contamination sites.

Environmental Reserves

        We have accrued liabilities relating to anticipated environmental cleanup obligations, site reclamation and closure costs and known penalties. Liabilities are recorded when potential liabilities are either known or considered probable and can be reasonably estimated. Our liability estimates are calculated using present value techniques as appropriate and are based upon requirements placed upon us by regulators, available facts, existing technology and past experience. The environmental liabilities do not include amounts recorded as asset retirement obligations. We had accrued $36 million and $48 million for environmental liabilities as of December 31, 2011 and 2010, respectively. Of these amounts, $7 million and $13 million were classified as accrued liabilities in our consolidated balance sheets as of December 31, 2011 and 2010, respectively, and $29 million and $35 million were classified as other noncurrent liabilities in our consolidated balance sheets as of December 31, 2011 and 2010, respectively. In certain cases, our remediation liabilities may be payable over periods of up to 30 years. We may incur losses for environmental remediation in excess of the amounts accrued; however, we are not able to estimate the amount or range of such potential excess.

REGULATORY DEVELOPMENTS

        On June 1, 2007, the EU regulatory framework for chemicals called REACH took effect, designed to be phased in over 11 years. As a REACH-regulated company that manufactures in or imports more than one metric ton per year of a chemical substance into the EEA, we were required to pre-register with ECHA, such chemical substances and isolated intermediates to take advantage of the 11 year phase-in period. To meet our compliance obligations, a cross-business REACH team was established, through which we were able to fulfill all required pre-registrations and our first phase registrations by the November 30, 2010 deadline. While we continue our registration efforts to meet the next registration deadline of June 2013, our REACH implementation team is now strategically focused on the authorization phase of the REACH process, directing its efforts to address "Substances of Very High Concern" and evaluating potential business implications. Where warranted, evaluation of substitute chemicals will be an important element of our ongoing manufacturing sustainability efforts. As a chemical manufacturer with global operations, we are also actively monitoring and addressing analogous regulatory regimes being considered or implemented outside of the EU.

        Although the total long-term cost for REACH compliance is unknown at this time, we spent approximately $5 million, $9 million and $3 million in 2011, 2010 and 2009, respectively, to meet the initial REACH requirements. We cannot provide assurance that these recent expenditures are indicative of future amounts that we may be required to spend for REACH compliance.

GREENHOUSE GAS REGULATION

        Although the existence of binding emissions limitations under international treaties such as the Kyoto Protocol is in doubt after 2012, we expect some or all of our operations to be subject to regulatory requirements to reduce emissions of GHG. Even in the absence of a new global agreement to limit GHGs, we may be subject to additional regulation under the European Union Emissions Trading System as well as new national and regional GHG trading programs. For example, our operations in Australia and selected U.S. states may be subject to future GHG regulations under emissions trading systems in those jurisdictions.

        Because the United States has not adopted federal climate change legislation, domestic GHG efforts are likely to be guided by EPA regulations in the near future. While EPA's GHG programs are currently subject to judicial challenge, our domestic operations may become subject to EPA's regulatory requirements when implemented. In particular, expansions of our existing facilities or construction of new facilities may be subject to the Clean Air Act's Prevention of Significant Deterioration Requirements under EPA's GHG "Tailoring Rule." In addition, certain aspects of our operations may be subject to GHG emissions monitoring and reporting requirements. If we are subject to EPA GHG regulations, we may face increased monitoring, reporting, and compliance costs.

        We are already managing and reporting GHG emissions, to varying degrees, as required by law for our sites in locations subject to Kyoto Protocol obligations and/or EU emissions trading scheme requirements. Although these sites are subject to existing GHG legislation, few have experienced or anticipate significant cost increases as a result of these programs, although it is possible that GHG emission restrictions may increase over time. Potential consequences of such restrictions include capital requirements to modify assets to meet GHG emission restrictions and/or increases in energy costs above the level of general inflation, as well as direct compliance costs. Currently, however, it is not possible to estimate the likely financial impact of potential future regulation on any of our sites.

        Finally, it should be noted that some scientists have concluded that increasing concentrations of GHG in the Earth's atmosphere may produce climate changes that have significant physical effects, such as increased frequency and severity of storms, droughts, and floods and other climatic events. If any of those effects were to occur, they could have an adverse effect on our assets and operations.

MTBE DEVELOPMENTS

        We produce MTBE, an oxygenate that is blended with gasoline to reduce vehicle air emissions and to enhance the octane rating of gasoline. Litigation or legislative initiatives restricting the use of MTBE in gasoline may subject us or our products to environmental liability or materially adversely affect our sales and costs. Because MTBE has contaminated some water supplies, its use has become controversial in the U.S. and elsewhere, and its use has been effectively eliminated in the U.S. market. We currently market MTBE, either directly or through third parties, to gasoline additive customers located outside the U.S., although there are additional costs associated with such outside-U.S. sales which may result in decreased profitability compared to historical sales in the U.S. We may also elect to use all or a portion of our precursor TBA to produce saleable products other than MTBE. If we opt to produce products other than MTBE, necessary modifications to our facilities will require significant capital expenditures and the sale of such other products may produce a lower level of cash flow than that historically produced from the sale of MTBE.

        Numerous companies, including refiners, manufacturers and sellers of gasoline, as well as manufacturers of MTBE, have been named as defendants in numerous cases in U.S. courts that allege MTBE contamination in groundwater. The plaintiffs in the MTBE groundwater contamination cases generally seek compensatory damages, punitive damages, injunctive relief, such as monitoring and abatement, and attorney fees. Between 2007 and 2009, we were named as a defendant in 18 of these lawsuits in New York state and federal courts, which we settled in an amount immaterial to us.

        It is possible that we could be named as a defendant in existing or future MTBE contamination cases. We cannot provide assurances that adverse results against us in existing or future MTBE contamination cases will not have a material effect on our financial statements.

INDIA INVESTIGATION

        During the third quarter of 2010, we completed an internal investigation of the operations of PAPL, our majority owned joint venture in India. PAPL manufactures base liquid resins, base solid resins and formulated products in India. The investigation initially focused on allegations of illegal disposal of hazardous waste and waste water discharge and related reporting irregularities. Based upon preliminary findings, the investigation was expanded to include a review of the production and off-book sales of certain products and waste products. The investigation included the legality under Indian law and U.S. law, including the U.S. Foreign Corrupt Practices Act, of certain payments made by employees of the joint venture to government officials in India. Records at the facility covering nine months in 2009 and early 2010 show that less than $11,000 in payments were made to officials for that period; in addition, payments in unknown amounts may have been made by individuals from the facility in previous years.

        In May and July 2010, PAPL fully disclosed the environmental noncompliance issues to the local Indian environmental agency, the TNPCB. All environmental compliance and reporting issues have been addressed to the agency's satisfaction other than the use of freshwater for the dilution of wastewater effluent discharges and including the remediation of several off-site solid waste disposal areas. Both remaining issues are being addressed. At TNPCB's direction, we submitted a plan for the remediation of the off-site waste disposal areas, which the TNPCB approved. The impacted off-site soil was excavated and relocated to the site. Final commercial disposal methods for the removed waste await approval from TNPCB, although we do not anticipate the costs to be material.

        Also in May 2010, we voluntarily contacted the SEC and the DOJ to advise them of our investigation and that we intend to cooperate fully with each of them. We met with the SEC and the DOJ in October 2010 to discuss this matter and we continue to cooperate with these agencies. Steps have been taken to halt all known illegal or improper activity, including the termination of employment of management employees as appropriate.

        No conclusions can be drawn at this time as to whether any government agencies will open formal investigations of these matters or what remedies such agencies may seek. Governmental agencies could assess material civil and criminal penalties and fines against PAPL and potentially against us and could issue orders that adversely affect the operations of PAPL. We cannot, however, determine at this time the magnitude of the penalties and fines that could be assessed, the total costs to remediate the prior noncompliance or the effects of implementing any necessary corrective measures on PAPL's operations.

STOCK-BASED COMPENSATION PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

15. STOCK-BASED COMPENSATION PLANS

        Under our parent's Stock Incentive Plan, as amended and restated (the "Stock Incentive Plan"), a plan approved by the Huntsman Corporation stockholders, our parent may grant nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, phantom stock, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. The terms of the grants are fixed at the grant date. As of September 30, 2012, our parent was authorized to grant up to 32.6 million shares under the Stock Incentive Plan. As of September 30, 2012, our parent had 8 million shares remaining under the Stock Incentive Plan available for grant. Option awards have a maximum contractual term of 10 years and generally must have an exercise price at least equal to the market price of our parent's common stock on the date the option award is granted. Stock-based awards generally vest over a three-year period.

        The compensation cost from continuing operations under the Stock Incentive Plan for our Company was as follows (dollars in millions):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Compensation costs	$6	$2	$20	$17

        The total income tax benefit recognized in the statements of operations for stock-based compensation arrangements was $6 million and $5 million for the nine months ended September 30, 2012 and 2011, respectively.

STOCK OPTIONS

        The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of our parent's common stock through the grant date. The expected term of options granted was estimated based on the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve at the time of grant. The assumptions noted below represent the weighted average of the assumptions utilized for stock options granted during the periods.

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Dividend yield	NA	3.6%	3.0%	2.3%
Expected volatility	NA	65.0%	65.3%	65.6%
Risk-free interest rate	NA	1.8%	1.3%	2.8%
Expected life of stock options granted during the period	NA	6.6 years	6.6 years	6.6 years

        During the three months ended September 30, 2012, no stock options were granted.

        A summary of stock option activity under the Stock Incentive Plan as of September 30, 2012 and changes during the nine months then ended is presented below:

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2012	10,345	$13.83
Granted	1,363	13.41
Exercised	(661)	3.25
Forfeited	(251)	19.76

Outstanding at September 30, 2012	10,796	14.29	5.6	$41

Exercisable at September 30, 2012	8,643	14.27	4.8	38

        The weighted-average grant-date fair value of stock options granted during the nine months ended September 30, 2012 was $6.36 per option. As of September 30, 2012, there was $11 million of total unrecognized compensation cost related to nonvested stock option arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.6 years.

        The total intrinsic value of stock options exercised during the nine months ended September 30, 2012 and 2011 was $7 million and $19 million, respectively.

NONVESTED SHARES

        Nonvested shares granted under the Stock Incentive Plan consist of restricted stock, which is accounted for as an equity award, and phantom stock, which is accounted for as a liability award because it can be settled in either stock or cash. A summary of the status of our nonvested shares as of September 30, 2012 and changes during the nine months then ended is presented below:

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2012	2,287		$9.92	1,100	$9.42
Granted	934		13.41	383	13.41
Vested	(1,395)	(1)	7.07	(760)	6.53
Forfeited	(27)		15.26	(63)	15.32

Nonvested at September 30, 2012	1,799		13.86	660	14.51

(1)
As of September 30, 2012, a total of 516,338 restricted stock units were vested, of which 72,161 vested during the nine months ended September 30, 2012. These shares have not been reflected as vested shares in this table because in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

        As of September 30, 2012, there was $21 million of total unrecognized compensation cost related to nonvested share compensation arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.2 years. The value of share awards that vested during the nine months ended September 30, 2012 and 2011 was $21 million and $23 million, respectively.

22. STOCK-BASED COMPENSATION PLAN

        Under our parent's Stock Incentive Plan, a plan approved by the Huntsman Corporation stockholders, our parent may grant non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, phantom stock, performance awards and other stock- based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. The terms of the grants are fixed at the grant date. As of December 31, 2011, our parent was authorized to grant up to 32.6 million shares under the Stock Incentive Plan. As of December 31, 2011, our parent had 10.6 million shares remaining under the Stock Incentive Plan available for grant. Option awards have a maximum contractual term of 10 years and generally must have an exercise price at least equal to the market price of our parent's common stock on the date the option award is granted. Stock- based awards generally vest over a three-year period.

        The compensation cost from continuing operations under the Stock Incentive Plan was as follows (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Compensation cost	$22	$24	$16

        The total income tax benefit recognized in the statement of operations for stock-based compensation arrangements was $6 million, $8 million and $6 million for the years ended December 31, 2011, 2010 and 2009 respectively.

        The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of our parent's common stock through the grant date. The expected term of options granted was estimated based on the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions noted below represent the weighted averages of the assumptions utilized for all stock options granted during the year.

	Year ended December 31,
	2011	2010	2009
Dividend yield	2.3%	3.0%	15.4%
Expected volatility	65.6%	69.0%	70.4%
Risk-free interest rate	2.8%	3.1%	2.5%
Expected life of stock options granted during the period	6.6 years	6.6 years	6.6 years

STOCK OPTIONS

        A summary of stock option activity under the Stock Incentive Plan as of December 31, 2011 and changes during the year then ended is presented below:

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2011	10,997	$12.28
Granted	953	17.51
Exercised	(1,268)	2.82
Forfeited	(337)	15.14

Outstanding at December 31, 2011	10,345	13.83	5.9	$27

Exercisable at December 31, 2011	7,089	16.34	5.0	13

        The weighted-average grant-date fair value of stock options granted during 2011, 2010 and 2009 was $9.17, $6.97 and $0.51 per option, respectively. As of December 31, 2011, there was $8 million of total unrecognized compensation cost related to nonvested stock option arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 0.6 years.

        During 2009 no stock options were exercised. During the year ended December 31, 2011 and 2010, the total intrinsic value of stock options exercised was $19 million and $14 million, respectively.

  NONVESTED SHARES

        Nonvested shares granted under the Stock Incentive Plan consist of restricted stock, which is accounted for as an equity award, and phantom stock, which is accounted for as a liability award because it can be settled in either stock or cash. A summary of the status of our nonvested shares as of December 31, 2011 and changes during the year then ended is presented below:

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2011	3,126		$6.95	1,642	$6.05
Granted	675		17.55	311	17.59
Vested	(1,500	)(1)	7.20	(729)	5.55
Forfeited	(14)		4.98	(124)	7.99

Nonvested at December 31, 2011	2,287		9.92	1,100	9.42

(1)
As of December 31, 2011, a total of 444,177 restricted stock units were vested, of which 115,045 vested during 2011. Only 176,327 of these shares have been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

        As of December 31, 2011, there was $16 million of total unrecognized compensation cost related to nonvested share compensation arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 0.9 years. The value of share awards that vested during the years ended December 31, 2011, 2010 and 2009 was $23 million, $18 million and $12 million, respectively.

INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INCOME TAXES
INCOME TAXES

16. INCOME TAXES

        We use the asset and liability method of accounting for income taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial and tax reporting purposes. We evaluate deferred tax assets to determine whether it is more likely than not that they will be realized. Valuation allowances are reviewed on a tax jurisdiction basis to analyze whether there is sufficient positive or negative evidence to support a change in judgment about the realizability of the related deferred tax assets for each jurisdiction. These conclusions require significant judgment. In evaluating the objective evidence that historical results provide, we consider the cyclicality of businesses and cumulative income or losses during the applicable period. Cumulative losses incurred over the applicable period limits our ability to consider other subjective evidence such as our projections for the future. Changes in expected future income in applicable jurisdictions could affect the realization of deferred tax assets in those jurisdictions. During the nine months ended September 30, 2012, on a discrete basis, we changed our judgment about certain valuation allowances, primarily related to operations of our Textile Effects segment, resulting in a net $1 million benefit for changes in valuation allowance related to certain net deferred assets in Guatemala, Indonesia, and China. In addition, due to changes in certain intercompany operations, we increased our estimated future taxable income in Luxembourg and released valuation allowances of $12 million and $8 million on certain net deferred assets during the nine months ended September 30, 2012 and 2011, respectively.

        During the nine months ended September 30, 2012, we recorded a net increase in unrecognized tax benefits with a corresponding income tax expense of $4 million, and during the nine months ended September 30, 2011, we recorded no net change in unrecognized tax benefits.

        During the nine months ended September 30, 2012, we were granted a tax holiday for the period from January 1, 2012 through December 31, 2016 with respect to certain income from Pigments products manufactured in Malaysia. We are required to make certain investments in order to enjoy the benefits of the tax holiday and we intend to make these investments. During the nine months ended September 30, 2012, we recorded a discrete benefit of $3 million from de-recognition of a net deferred tax liability that will reverse during the holiday period. The amount of tax benefit to be realized from the tax holiday is directly dependent on the amount of future pre-tax income generated. We expect that the effects of the tax holiday will not be material to our provision for income taxes.

        During the nine months ended September 30, 2012, we recorded approximately $12 million of tax benefits on the approximately $50 million of restructuring, impairment and plant closing costs attributable to the significant restructuring of our Polyurethanes and Textile Effects segments. During the nine months ended September 30, 2011, we recorded approximately $2 million of tax benefits on the approximately $160 million of restructuring, impairment and plant closing costs attributable to the significant restructuring of our Textile Effects and Advanced Materials segments. The majority of these 2011 restructuring expenses relate to operations in Switzerland where we have a full valuation allowance on our net deferred tax assets.

        Excluding the tax effects resulting from the net valuation allowance changes and restructuring costs, the net unrecognized tax benefit items and the Malaysia tax holiday discussed above, we recorded income tax expense of $212 million and $121 million for the nine months ended September 30, 2012 and 2011, respectively. Our tax expense is affected by the mix of income and losses in the tax jurisdictions in which we operate, as impacted by the presence of valuation allowances in certain tax jurisdictions.

18. INCOME TAXES

        The following is a summary of U.S. and non-U.S. provisions for current and deferred income taxes (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Income tax expense (benefit):
U.S.
Current	$7	$(23)	$67
Deferred	69	45	(13)
Non-U.S.
Current	63	41	17
Deferred	(26)	(23)	88

Total	$113	$40	$159

        The following schedule reconciles the differences between the U.S. federal income taxes at the U.S. statutory rate to our provision (benefit) for income taxes (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Income (loss) from continuing operations before income taxes	$370	$184	$(240)

Expected tax expense (benefit) at U.S. statutory rate of 35%	$130	$64	$(84)
Change resulting from:
State tax expense (benefit) net of federal benefit	7	(4)	(1)
Non-U.S. tax rate differentials	6	(16)	46
Effects of non-U.S. operations	8	29	(4)
Tax authority dispute resolutions	(4)	(21)	(6)
Tax benefit of losses with valuation allowances as a result of other comprehensive income	(1)	(4)	(39)
Change in valuation allowance	(19)	(22)	230
Other, net	(14)	14	17

Total income tax expense	$113	$40	$159

        On September 8, 2009, we announced the closure of our Australia Styrenics operations. U.S. tax law, under our relevant facts, provides for a deduction on investments that are "worthless" for U.S. tax purposes. Therefore, during 2011, 2010, and 2009, we recorded tax benefits of $2 million, $28 million and $74 million, respectively, in discontinued operations related to the closure of and the cumulative U.S. investments in our Australia Styrenics business.

        Included in the 2011, 2010 and 2009 non-U.S. deferred tax expense is $1 million, $4 million and $38 million, respectively, of income tax benefit for losses from continuing operations for certain jurisdictions with valuation allowances to the extent income was recorded in other comprehensive income. An offsetting income tax expense was recognized in accumulated other comprehensive income.

        The components of income (loss) from continuing operations before income taxes were as follows (dollars in millions):

	Year ended December 31,
	2011	2010	2009
U.S.	$255	$38	$92
Non-U.S.	115	146	(332)

Total	$370	$184	$(240)

        Components of deferred income tax assets and liabilities were as follows (dollars in millions):

	December 31,
	2011	2010
Deferred income tax assets:
Net operating loss and AMT credit carryforwards	$895	$970
Pension and other employee compensation	254	216
Property, plant and equipment	77	97
Intangible assets	35	50
Foreign tax credits	82	75
Other, net	140	116

Total	$1,483	$1,524

Deferred income tax liabilities:
Property, plant and equipment	$(515)	$(520)
Pension and other employee compensation	(25)	(19)
Other, net	(107)	(110)

Total	$(647)	$(649)

Net deferred tax asset before valuation allowance	$836	$875
Valuation allowance	(768)	(813)

Net deferred tax asset	$68	$62

Current deferred tax asset	$40	$40
Current deferred tax liability	(29)	(63)
Non-current deferred tax asset	163	179
Non-current deferred tax liability	(106)	(94)

Net deferred tax asset	$68	$62

        We have net operating loss carryforwards ("NOLs") of $2,743 million in various non-U.S. jurisdictions. While the majority of the non-U.S. NOLs have no expiration date, $1,172 million have a limited life (of which $1,064 million are subject to a valuation allowance) and none are scheduled to expire in 2012. We had $68 million of NOLs expire unused in 2011, substantially all of which were in Switzerland and had been subject to a full valuation allowance.

        Included in the $2,743 million of non-U.S. NOLs is $977 million attributable to our Luxembourg entities. As of December 31, 2011, there is a valuation allowance of $268 million against these net tax-effected NOLs of $281 million. Due to the uncertainty surrounding the realization of the benefits of these losses, we have reduced substantially all of the related deferred tax asset with a valuation allowance.

        Valuation allowances are reviewed each period on a tax jurisdiction by jurisdiction basis to analyze whether there is sufficient positive or negative evidence to support a change in judgment about the realizability of the related deferred tax assets. These conclusions require significant judgment. In evaluating the objective evidence that historical results provide, we consider the cyclicality of businesses and cumulative income or losses during the applicable period. Cumulative losses incurred over the period limits our ability to consider other subjective evidence such as our projections for the future.

        During 2011, we released valuation allowances of $27 million on a portion of our net deferred tax assets in France, Spain, Singapore, Australia and Luxembourg, and we established valuation allowances of $5 million on certain net deferred tax assets in China and Thailand.

        Recent profitability in our Pigments business has led to sufficient positive evidence to release a portion of the valuation allowances in France and Spain, in amounts of $10 million and $2 million, respectively. Continued and sustained profitability in the Pigments business could result in additional valuation allowances being released in the future. The valuation allowance in Singapore of $2 million was released primarily as a result of a cumulative history of operating profits. Additional partial valuation allowance releases were recognized in Australia of $5 million and Luxembourg of $8 million, and these will continue to be periodically adjusted with any significant changes in estimated future taxable income, all within the current plans for the future tax structure of these jurisdictions.

        Cumulative losses and the restructuring of our Textile Effects business resulted in the determination that it is more likely than not that the deferred tax assets of the Textile Effects businesses in China of $4 million and Thailand of $1 million would not be realized. Continued sustained losses in the Textile Effects business could result in the future establishment of additional valuation allowances in other jurisdictions.

        During 2010, we released valuation allowances of $20 million on certain net deferred tax assets, principally in Australia (as a result of discontinuing the unprofitable portion of the business operations in that country) and Luxembourg (as a result of restructuring our internal treasury activities such that a portion of the deferred tax assets is more likely than not to be realized). During 2009, we established valuation allowances of $149 million on certain net deferred tax assets, principally in the U.K., primarily as a result of a cumulative history of operating losses.

        Uncertainties regarding expected future income in certain jurisdictions could affect the realization of deferred tax assets in those jurisdictions and result in additional valuation allowances in future periods.

        The following is a summary of changes in the valuation allowance (dollars in millions):

	2011	2010	2009
Valuation allowance as of January 1	$813	$861	$681
Valuation allowance as of December 31	768	813	861

Net decrease (increase)	45	48	(180)
Foreign currency movements	(30)	1	14
Increase (decrease) to deferred tax assets with an offsetting (decrease) increase to valuation allowances	4	(27)	(64)

Change in valuation allowance per rate reconciliation	$19	$22	$(230)

Components of change in valuation allowance affecting tax expense:
Pre-tax (losses) income in jurisdictions with valuation allowances resulting in no tax expense or benefit	$(3)	$2	$(75)
Releases of valuation allowances in various jurisdictions	27	20	4
Establishments of valuation allowances in various jurisdictions	(5)	-	(159)

Change in valuation allowance per rate reconciliation	$19	$22	$(230)

        The following is a reconciliation of our unrecognized tax benefits (dollars in millions):

	2011	2010
Unrecognized tax benefits as of January 1	$43	$74
Gross increases and decreases-tax positions taken during a prior period	(3)	(27)
Gross increases and decreases-tax positions taken during the current period	3	4
Reductions resulting from the lapse of statutes of limitation	(4)	(10)
Foreign currency movements	-	2

Unrecognized tax benefits as of December 31	$39	$43

        As of December 31, 2011 and 2010, the amount of unrecognized tax benefits which, if recognized, would affect the effective tax rate is $31 million and $32 million, respectively.

        In accordance with our accounting policy, we continue to recognize interest and penalties accrued related to unrecognized tax benefits in income tax expense.

	Year ended December 31,
	2011	2010	2009
Interest expense included in tax expense	$5	$1	$3
Penalties expense included in tax expense	-	-	1

	December 31,
	2011	2010
Accrued liability for interest	$13	$8
Accrued liability for penalties	2	2

        We conduct business globally and, as a result, we file income tax returns in the U.S. federal, various U.S. state and various non-U.S. jurisdictions. The following table summarizes the tax years that remain subject to examination by major tax jurisdictions:

Tax Jurisdiction	Open Tax Years
China	2002 and later
Hong Kong	2000 and later
India	2004 and later
Italy	2007 and later
Malaysia	2003 and later
Switzerland	2006 and later
The Netherlands	2006 and later
United Kingdom	2008 and later
United States federal	2011 and later

        Certain of our U.S. and non-U.S. income tax returns are currently under various stages of audit by applicable tax authorities and the amounts ultimately agreed upon in resolution of the issues raised may differ materially from the amounts accrued.

        We estimate that it is reasonably possible that certain of our unrecognized tax benefits, which are individually insignificant, (both U.S. and non-U.S.) could change within 12 months of the reporting date with a resulting decrease in the unrecognized tax benefits within a reasonably possible range of $2 million to $19 million. For the 12-month period from the reporting date, we would expect that a substantial portion of the decrease in our unrecognized tax benefits would result in a corresponding benefit to our income tax expense.

        During 2011, we concluded and effectively settled tax examinations in the U.S. (both Federal and various states) and various non-U.S. jurisdictions including, but not limited to, Australia, China, France and Germany. During 2010, we concluded and settled tax examinations in the U.S. (both Federal and various states) and various non-U.S. jurisdictions including, but not limited to, Belgium, Spain, Indonesia, Thailand and the U.K. During 2009, we concluded and settled tax examinations in the U.S. (both Federal and various states) and various non-U.S. jurisdictions including, but not limited to, Belgium and Italy.

        For non-U.S. entities that were not treated as branches for U.S. tax purposes, the Company does not provide for income taxes on the undistributed earnings of these subsidiaries as earnings are reinvested and, in the opinion of management, will continue to be reinvested indefinitely. The undistributed earnings of foreign subsidiaries that are deemed to be permanently invested were approximately $226 million at December 31, 2011. It is not practicable to determine the unrecognized deferred tax liability on those earnings. We have material inter-company debt obligations owed by our non-U.S. subsidiaries to the U.S. The Company does not intend to repatriate earnings to the U.S. via dividend based on estimates of future domestic cash generation and our ability to return cash to the U.S. through payments of inter-company debt owned by our non-U.S. subsidiaries to the U.S. To the extent that cash is required in the U.S., rather than repatriate earnings to the U.S. via dividend we will utilize our inter-company debt. If any earnings were repatriated via dividend, the Company would need to accrue and pay taxes on the distributions.

DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

17. DISCONTINUED OPERATIONS

AUSTRALIAN STYRENICS BUSINESS SHUTDOWN

        During the first quarter of 2010, we ceased operation of our former Australian styrenics business. The following results of operations of our former Australian styrenics business have been presented as discontinued operations in the condensed consolidated statements of operations (unaudited) (dollars in millions):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Revenues	$10	$10	$28	$28
Costs and expenses, net of credits	(11)	7	(37)	(34)

Operating (loss) income	(1)	17	(9)	(6)
Income tax (expense) benefit	-	(7)	2	1

(Loss) income from discontinued operations, net of tax	$(1)	$10	$(7)	$(5)

        In 2006, product defect actions were filed against our subsidiary, HCCA, in Australian courts relating to the sale and supply of vinyl ester resins that were used in the manufacture of fiberglass swimming pools. HCCA ceased manufacturing these specific resin formulations by 2004 and sold the business that manufactured and sold these resins in 2007.

        During the first quarter of 2011, HCCA increased its estimate of probable loss related to these claims and recorded a liability for the full estimated value of the claims and a corresponding receivable relating to our indemnity protection with a net charge to discontinued operations for any potential shortfall in insurance coverage. Following mediation held in August 2011, HCCA and its insurers reached an agreement with two claimants to settle their claims for amounts within our insurance coverage after our self-insured retention was satisfied. Accordingly, during the third quarter of 2011, HCCA reduced its estimate of probable loss proportionately and reversed a portion of the liability related to this matter. The settlements were paid in the fourth quarter of 2011.

25. DISCONTINUED OPERATIONS

AUSTRALIA STYRENICS BUSINESS SHUTDOWN

        During the first quarter of 2010, we ceased operation of our former Australian styrenics business. During 2009, we recorded costs of approximately $63 million related to the closure of this business. U.S. tax law, under relevant facts, provides for a deduction on investments that are "worthless" for U.S. tax purposes. Therefore, during 2009, we recorded a tax benefit of $74 million in discontinued operations related to the closure of and the cumulative U.S. investments in our Australian Styrenics business. During 2010, we recorded additional closure costs of $6 million. Also during 2010, we recorded a $19 million loss from the recognition of cumulative currency translation losses upon the liquidation and substantial liquidation of foreign entities related to this business. Furthermore, we recorded an additional tax benefit of $28 million in 2010 related to the closure of this business. The following results of operations of our former Australian styrenics business have been presented as discontinued operations in the accompanying consolidated statements of operations (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Revenues	$38	$52	$98
Operating costs and expenses	(44)	(85)	(182)
Nonoperating expense	-	(19)	-

Loss before income taxes	(6)	(52)	(84)
Income tax benefit	2	28	74

Loss from discontinued operations, net of tax	$(4)	$(24)	$(10)

        In 2006, product defect actions were filed against our subsidiary Huntsman Chemical Company Australia Pty Limited ("HCCA") in Australian courts relating to the sale and supply of vinyl ester resins that were used in the manufacture of fiberglass swimming pools. HCCA ceased manufacturing these specific resin formulations by 2004 and sold the business that manufactured and sold these resins in 2007.

        During the first quarter of 2011, HCCA increased its estimate of probable loss related to these claims and recorded a liability for the full estimated value of the claims and a corresponding receivable relating to our indemnity protection with a net charge to discontinued operations for any potential shortfall in insurance coverage. Following mediation held in August 2011, HCCA and its insurers reached an agreement with two claimants to settle their claims for amounts within our insurance coverage after our self-insured retention was satisfied. Accordingly, during the third quarter of 2011, HCCA reduced its estimate of probable loss proportionately and reversed a portion of the liability related to this matter. The settlements were paid in the fourth quarter of 2011. Our insurers continue to defend us in one remaining claim, but we do not believe that a resolution of the claim would be material to our financial statements.

        The results of our former Australian styrenics business were previously included in our Corporate and other segment and have been presented as discontinued operations in the accompanying consolidated statements of operations for all periods presented.

U.S. BASE CHEMICALS BUSINESS

        On November 5, 2007, we completed a disposition of our U.S. base chemicals businesses, which included our former olefins manufacturing assets located at Port Arthur, Texas. A captive ethylene unit at the retained Port Neches, Texas site of our Performance Products segment operations was not included in the sale. This asset, along with a long-term post-closing arrangement for the supply of ethylene and propylene from Flint Hills Resources to us, will continue to provide feedstock for our downstream derivative units.

        The following results of our former U.S base chemicals business have been presented as discontinued operations in the accompanying consolidated statements of operations (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Other (expenses) income	$(1)	$(6)	$2
Gain (loss) on insurance settlements, net	-	110	(17)

(Loss) income before income taxes	(1)	104	(15)
Income tax (expense) benefit	-	(38)	6

(Loss) income from discontinued operations, net of tax	$(1)	$66	$(9)

        During 2009, we recorded legal fees of $17 million for the arbitration of the fire insurance claim related to the 2006 fire at our former Port Arthur, Texas facility and recorded a gain of $2 million on the settlement of product exchange liabilities. During 2010, we recorded a $110 million pretax gain in connection with the final settlement of insurance claims related to the 2006 fire at our former Port Arthur, Texas plant and a pretax gain of $7 million from the settlement of insurance claims related to the 2005 gulf coast storms. Of the $110 million payment, $34 million was reflected within the statement of cash flows as cash flows from investing activities and the remaining $76 million was reflected as cash flows from operating activities. The results of our former U.S. base chemicals business are included in discontinued operations for all periods presented. These 2010 insurance settlement gains were offset in part by income taxes and legal fees related to the arbitration of the fire insurance claim.

OPERATING SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

19. OPERATING SEGMENT INFORMATION

        We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of differentiated chemical products. We have reported our operations through five segments: Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments. We have organized our business and derived our operating segments around differences in product lines.

        The major products of each reportable operating segment are as follows:

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

        Sales between segments are generally recognized at external market prices and are eliminated in consolidation. We use EBITDA to measure the financial performance of our global business units and for reporting the results of our operating segments. This measure includes all operating items relating to the businesses. The EBITDA of operating segments excludes items that principally apply to our Company as a whole. The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Revenues
Polyurethanes	$1,244	$1,209	$3,735	$3,391
Performance Products	742	846	2,319	2,546
Advanced Materials	328	349	1,014	1,059
Textile Effects	182	173	562	563
Pigments	319	455	1,150	1,243
Eliminations	(74)	(56)	(212)	(213)

Total	$2,741	$2,976	$8,568	$8,589

Segment EBITDA(1)
Polyurethanes	$203	$136	$544	$392
Performance Products	107	97	282	325
Advanced Materials	24	2	77	69
Textile Effects	(22)	(157)	(37)	(175)
Pigments	69	161	346	357
Corporate and other(2)	(41)	(52)	(125)	(196)

Subtotal	340	187	1,087	772
Discontinued Operations(3)	-	17	(4)	(6)

Total	340	204	1,083	766
Interest expense, net	(59)	(66)	(181)	(197)
Income tax expense-continuing operations	(62)	(55)	(188)	(111)
Income tax (expense) benefit-discontinued operations	-	(7)	2	1
Depreciation and amortization	(102)	(107)	(306)	(310)

Net income (loss) attributable to Huntsman International	$117	$(31)	$410	$149

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs, non-operating income and expense, benzene sales and gains and losses on the disposition of corporate assets.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 17. Discontinued Operations."

27. OPERATING SEGMENT INFORMATION

        We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of differentiated and commodity chemical products. During the first quarter of 2010, we began reporting our LIFO inventory valuation reserves as part of Corporate and other; these reserves were previously reported in our Performance Products segment. During the third quarter of 2010, we began reporting the amounts outstanding under the A/R Programs and certain purchase accounting adjustments as part of our Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments segments' assets. These amounts were previously reported as Corporate and other segment assets. In addition, we eliminated intercompany balances from the assets of each reportable segment. During the fourth quarter of 2010, we began reporting the (income) loss attributable to noncontrolling interests in the reporting segment to which the subsidiary relates. Previously, (income) loss attributable to noncontrolling interests was reported in our Corporate and other segment. All relevant information for prior periods has been reclassified to reflect these changes.

        We have reported our operations through five segments: Polyurethanes, Advanced Materials, Textile Effects, Performance Products and Pigments. We have organized our business and derived our operating segments around differences in product lines.

        The major products of each reportable operating segment are as follows:

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

        Sales between segments are generally recognized at external market prices and are eliminated in consolidation. We use EBITDA to measure the financial performance of our global business units and for reporting the results of our operating segments. This measure includes all operating items relating to the businesses. The EBITDA of operating segments excludes items that principally apply to our Company as a whole. The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Net Sales:
Polyurethanes	$4,434	$3,605	$3,005
Performance Products	3,301	2,659	2,090
Advanced Materials	1,372	1,244	1,059
Textile Effects	737	787	691
Pigments	1,642	1,213	960
Eliminations	(265)	(258)	(140)

Total	$11,221	$9,250	$7,665

	Year ended December 31,
	2011	2010	2009
Segment EBITDA(1):
Polyurethanes	$469	$319	$388
Performance Products	385	363	246
Advanced Materials	125	143	59
Textile Effects	(199)	1	(64)
Pigments	501	205	(25)
Corporate and other(2)	(236)	(224)	(178)

Subtotal	1,045	807	426
Discontinued Operations(3)	(6)	53	(97)

Total	1,039	860	329
Interest expense, net	(262)	(248)	(240)
Income tax expense-continuing operations	(113)	(40)	(159)
Income tax benefit (expense)-discontinued operations	5	(10)	80
Depreciation and amortization	(416)	(382)	(420)

Net income (loss) attributable to Huntsman International LLC	$253	$180	$(410)

Depreciation and Amortization:
Polyurethanes	$160	$155	$160
Performance Products	110	92	78
Advanced Materials	33	33	38
Textile Effects	27	26	19
Pigments	74	67	104
Corporate and other(2)	12	8	19

Subtotal	416	381	418
Discontinued Operations	-	1	2

Total	$416	$382	$420

Capital Expenditures:
Polyurethanes	$85	$59	$55
Performance Products	96	66	70
Advanced Materials	39	24	14
Textile Effects	34	23	19
Pigments	57	49	23
Corporate and other(2)	19	15	8

Total	$330	$236	$189

	December 31,
	2011	2010
Total Assets:
Polyurethanes	$3,086	$3,024
Performance Products	2,340	2,067
Advanced Materials	1,307	1,327
Textile Effects	686	776
Pigments	1,384	1,277
Corporate and other(2)	(473)	(164)

Total	$8,330	$8,307

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International LLC before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs and non-operating income and expense.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 25. Discontinued Operations."

	Year ended December 31,
	2011	2010	2009
By Geographic Area
Revenues(1):
United States	$3,470	$2,777	$2,345
China	944	881	561
Mexico	723	485	432
Germany	638	519	433
Italy	558	474	415
Other nations	4,888	4,114	3,479

Total	$11,221	$9,250	$7,665

	December 31,
	2011	2010
Long-lived assets(2):
United States	$1,278	$1,305
The Netherlands	310	311
United Kingdom	306	320
Saudi Arabia	243	259
Germany	205	68
Switzerland	166	221
Spain	157	173
Other nations	845	812

Total	$3,510	$3,469

(1)
Geographic information for revenues is based upon countries into which product is sold.

(2)
Long-lived assets are made up of property, plant and equipment, net.

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED)	9 Months Ended
Sep. 30, 2012
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED)
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED)

20. CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED)

        The following condensed consolidating financial statements (unaudited) present, in separate columns, financial information for the following: Huntsman International (on a parent only basis), with our investment in subsidiaries recorded under the equity method; the Guarantors on a combined, and where appropriate, consolidated basis; and the nonguarantors on a combined, and where appropriate, consolidated basis. Additional columns present eliminating adjustments and consolidated totals as of September 30, 2012 and December 31, 2011 and for the three and nine months ended September 30, 2012 and 2011. There are no contractual restrictions limiting transfers of cash from the guarantors to our Company. Each of the guarantors is 100% owned by us and has fully and unconditionally guaranteed our outstanding notes on a joint and several basis.

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS (UNAUDITED)
AS OF SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$3	$264	$-	$271
Restricted cash	-	-	9	-	9
Accounts and notes receivable, net	34	146	1,446	-	1,626
Accounts receivable from affiliates	1,621	3,933	119	(5,410)	263
Inventories	91	312	1,411	(7)	1,807
Prepaid expenses	9	11	61	(18)	63
Deferred income taxes	6	-	49	(15)	40
Other current assets	218	4	230	(218)	234

Total current assets	1,983	4,409	3,589	(5,668)	4,313
Property, plant and equipment, net	375	859	2,297	-	3,531
Investment in unconsolidated affiliates	5,875	1,670	134	(7,456)	223
Intangible assets, net	30	2	47	(4)	75
Goodwill	(16)	82	41	-	107
Deferred income taxes	66	-	189	(65)	190
Notes receivable from affiliates	20	928	2	(948)	2
Other noncurrent assets	84	133	267	-	484

Total assets	$8,417	$8,083	$6,566	$(14,141)	$8,925

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$55	$251	$711	$-	$1,017
Accounts payable to affiliates	2,955	1,119	1,386	(5,409)	51
Accrued liabilities	91	353	509	(235)	718
Deferred income taxes	-	39	7	(17)	29
Note payable to affiliate	100	-	-	-	100
Current portion of debt	24	-	106	-	130

Total current liabilities	3,225	1,762	2,719	(5,661)	2,045
Long-term debt	2,995	-	555	-	3,550
Notes payable to affiliates	607	-	952	(949)	610
Deferred income taxes	-	144	94	34	272
Other noncurrent liabilities	173	152	582	-	907

Total liabilities	7,000	2,058	4,902	(6,576)	7,384
Equity
Huntsman International LLC members' equity:
Members' equity	3,103	4,732	2,349	(7,081)	3,103
Accumulated deficit	(1,155)	(289)	(295)	584	(1,155)
Accumulated other comprehensive (loss) income	(531)	1,582	(471)	(1,111)	(531)

Total Huntsman International LLC members' equity	1,417	6,025	1,583	(7,608)	1,417
Noncontrolling interests in subsidiaries	-	-	81	43	124

Total equity	1,417	6,025	1,664	(7,565)	1,541

Total liabilities and equity	$8,417	$8,083	$6,566	$(14,141)	$8,925

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS (UNAUDITED)
AS OF DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$-	$227	$-	$231
Restricted cash	-	-	8	-	8
Accounts and notes receivable, net	13	151	1,365	-	1,529
Accounts receivable from affiliates	1,105	3,041	93	(4,091)	148
Inventories	105	271	1,167	(4)	1,539
Prepaid expenses	9	7	43	(13)	46
Deferred income taxes	6	-	49	(15)	40
Other current assets	90	9	222	(101)	220

Total current assets	1,332	3,479	3,174	(4,224)	3,761
Property, plant and equipment, net	393	868	2,247	2	3,510
Investment in unconsolidated affiliates	5,286	1,460	147	(6,691)	202
Intangible assets, net	42	2	52	(3)	93
Goodwill	(16)	82	48	-	114
Deferred income taxes	154	-	191	(182)	163
Notes receivable from affiliates	20	920	5	(940)	5
Other noncurrent assets	81	137	264	-	482

Total assets	$7,292	$6,948	$6,128	$(12,038)	$8,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$53	$205	$604	$-	$862
Accounts payable to affiliates	2,244	822	1,089	(4,091)	64
Accrued liabilities	117	204	487	(114)	694
Deferred income taxes	-	39	7	(17)	29
Note payable to affiliate	100	-	-	-	100
Current portion of debt	33	-	179	-	212

Total current liabilities	2,547	1,270	2,366	(4,222)	1,961
Long-term debt	3,128	-	602	-	3,730
Notes payable to affiliates	435	-	944	(940)	439
Deferred income taxes	9	79	98	(80)	106
Other noncurrent liabilities	196	163	644	-	1,003

Total liabilities	6,315	1,512	4,654	(5,242)	7,239
Equity
Huntsman International LLC members' equity:
Members' equity	3,081	4,754	2,343	(7,097)	3,081
Accumulated deficit	(1,493)	(820)	(396)	1,216	(1,493)
Accumulated other comprehensive (loss) income	(611)	1,502	(546)	(956)	(611)

Total Huntsman International LLC members' equity	977	5,436	1,401	(6,837)	977
Noncontrolling interests in subsidiaries	-	-	73	41	114

Total equity	977	5,436	1,474	(6,796)	1,091

Total liabilities and equity	$7,292	$6,948	$6,128	$(12,038)	$8,330

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
THREE MONTHS ENDED SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$240	$838	$1,613	$-	$2,691
Related party sales	187	92	306	(535)	50

Total revenues	427	930	1,919	(535)	2,741
Cost of goods sold	362	689	1,706	(558)	2,199

Gross profit	65	241	213	23	542
Selling, general and administrative	43	25	152	-	220
Research and development	10	9	16	-	35
Other operating (income) expense	(1)	(5)	4	2	-
Restructuring, impairment and plant closing costs (credits)	1	(1)	47	-	47

Operating income (loss)	12	213	(6)	21	240
Interest (expense) income, net	(52)	10	(17)	-	(59)
Equity in income (loss) of investment in affiliates and subsidiaries	146	(20)	3	(127)	2
Loss on early extinguishment of debt	(1)	-	-	-	(1)
Other income	-	21	1	(21)	1

Income (loss) from continuing operations before income taxes	105	224	(19)	(127)	183
Income tax benefit (expense)	11	(80)	7	-	(62)

Income (loss) from continuing operations	116	144	(12)	(127)	121
Income (loss) from discontinued operations, net of tax	1	-	(2)	-	(1)

Income (loss) before extraordinary gain	117	144	(14)	(127)	120
Extraordinary gain on the acquisition of a business, net of tax of nil	-	-	1	-	1

Net income (loss)	117	144	(13)	(127)	121
Net loss (income) attributable to noncontrolling interests	-	1	(6)	1	(4)

Net income (loss) attributable to Huntsman International LLC	$117	$145	$(19)	$(126)	$117

Net income (loss)	$117	$144	$(13)	$(127)	$121
Other comprehensive income	107	61	87	(146)	109
Comprehensive income (loss) attributable to noncontrolling interests	-	1	(8)	1	(6)

Comprehensive income attributable to Huntsman International LLC	$224	$206	$66	$(272)	$224

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
THREE MONTHS ENDED SEPTEMBER 30, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$247	$870	$1,803	$3	$2,923
Related party sales	161	117	299	(524)	53

Total revenues	408	987	2,102	(521)	2,976
Cost of goods sold	360	821	1,827	(527)	2,481

Gross profit	48	166	275	6	495
Selling, general and administrative	35	20	161	-	216
Research and development	13	9	20	-	42
Other operating (income) expense	(2)	15	(14)	-	(1)
Restructuring, impairment and plant closing costs	-	-	155	-	155

Operating income (loss)	2	122	(47)	6	83
Interest (expense) income, net	(54)	11	(23)	-	(66)
Equity in income (loss) of investment in affiliates and subsidiaries	19	(73)	2	54	2
Loss on early extinguishment of debt	(2)	-	-	-	(2)
Other expense	-	-	-	(1)	(1)

(Loss) income from continuing operations before income taxes	(35)	60	(68)	59	16
Income tax benefit (expense)	11	(46)	(20)	-	(55)

(Loss) income from continuing operations	(24)	14	(88)	59	(39)
(Loss) income from discontinued operations, net of tax	(7)	(1)	18	-	10

Net (loss) income	(31)	13	(70)	59	(29)
Net income attributable to noncontrolling interests	-	(1)	(1)	-	(2)

Net (loss) income attributable to Huntsman International LLC	$(31)	$12	$(71)	$59	$(31)

Net (loss) income	$(31)	$13	$(70)	$59	$(29)
Other comprehensive loss	(194)	(167)	(184)	351	(194)
Comprehensive income attributable to noncontrolling interests	-	-	(2)	-	(2)

Comprehensive loss attributable to Huntsman International LLC	$(225)	$(154)	$(256)	$410	$(225)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$718	$2,654	$5,034	$-	$8,406
Related party sales	536	346	884	(1,604)	162

Total revenues	1,254	3,000	5,918	(1,604)	8,568
Cost of goods sold	1,071	2,300	5,170	(1,601)	6,940

Gross profit	183	700	748	(3)	1,628
Selling, general and administrative	142	76	451	-	669
Research and development	32	27	53	-	112
Other operating (income) expense	(4)	2	7	2	7
Restructuring, impairment and plant closing costs	2	-	50	-	52

Operating income	11	595	187	(5)	788
Interest (expense) income, net	(155)	31	(57)	-	(181)
Equity in income of investment in affiliates and subsidiaries	531	102	6	(634)	5
Loss on early extinguishment of debt	(2)	-	-	-	(2)
Other (expense) income	(22)	21	2	1	2

Income from continuing operations before income taxes	363	749	138	(638)	612
Income tax benefit (expense)	44	(214)	(18)	-	(188)

Income from continuing operations	407	535	120	(638)	424
Income (loss) from discontinued operations, net of tax	3	-	(10)	-	(7)

Income before extraordinary gain	410	535	110	(638)	417
Extraordinary gain on the acquisition of a business, net of tax of nil	-	-	1	-	1

Net income	410	535	111	(638)	418
Net income attributable to noncontrolling interests	-	-	(11)	3	(8)

Net income attributable to Huntsman International LLC	$410	$535	$100	$(635)	$410

Net income	$410	$535	$111	$(638)	$418
Other comprehensive income	80	80	72	(150)	82
Comprehensive income attributable to noncontrolling interests	-	-	(10)	-	(10)

Comprehensive income attributable to Huntsman International LLC	$490	$615	$173	$(788)	$490

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$682	$2,534	$5,229	$-	$8,445
Related party sales	353	400	868	(1,477)	144

Total revenues	1,035	2,934	6,097	(1,477)	8,589
Cost of goods sold	901	2,403	5,283	(1,463)	7,124

Gross profit	134	531	814	(14)	1,465
Selling, general and administrative	119	77	492	-	688
Research and development	37	25	61	-	123
Other operating expense (income)	31	(23)	(1)	-	7
Restructuring, impairment and plant closing costs	-	-	171	-	171

Operating (loss) income	(53)	452	91	(14)	476
Interest (expense) income, net	(164)	32	(65)	-	(197)
Equity in income (loss) of investment in affiliates and subsidiaries	300	(12)	7	(289)	6
Loss on early extinguishment of debt	(5)	-	-	-	(5)
Other expense	(16)	-	-	16	-

Income from continuing operations before income taxes	62	472	33	(287)	280
Income tax benefit (expense)	87	(166)	(32)	-	(111)

Income from continuing operations	149	306	1	(287)	169
Loss from discontinued operations, net of tax	-	(1)	(4)	-	(5)

Income (loss) before extraordinary gain	149	305	(3)	(287)	164
Extraordinary gain on the acquisition of a business, net of tax of nil	-	-	2	-	2

Net income (loss)	149	305	(1)	(287)	166
Net income attributable to noncontrolling interests	-	(2)	(9)	(6)	(17)

Net income (loss) attributable to Huntsman International LLC	$149	$303	$(10)	$(293)	$149

Net income (loss)	$149	$305	$(1)	$(287)	$166
Other comprehensive (loss) income	(36)	141	(77)	(63)	(35)
Comprehensive income attributable to noncontrolling interests	-	(1)	(11)	(6)	(18)

Comprehensive income (loss) attributable to Huntsman International LLC	$113	$445	$(89)	$(356)	$113

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$161	124	$349	$(1)	$633

Investing activities:
Capital expenditures	(14)	(55)	(179)	-	(248)
Cash paid for acquisition of a business	-	-	(17)	(1)	(18)
Increase in receivable from affiliate	(97)	-	-	-	(97)
Investment in affiliate	23	(11)	-	(12)	-
Investment in unconsolidated affiliate	(3)	(81)	-	-	(84)
Cash received from unconsolidated affiliates	-	51	-	-	51
Increase in restricted cash	-	-	(2)	-	(2)
Other, net	-	-	2	-	2

Net cash used in investing activities	(91)	(96)	(196)	(13)	(396)

Financing activities:
Net repayments under revolving loan facilities	-	-	(16)	-	(16)
Net borrowings on overdraft facilities	-	-	2	-	2
Repayments of short-term debt	-	-	(40)	-	(40)
Repayments of long-term debt	(175)	-	(67)	-	(242)
Proceeds from issuance of long-term debt	-	-	3	-	3
Proceeds from notes payable to affiliate	172	-	-	-	172
Repayments of notes payable	(24)	-	(9)	-	(33)
Borrowings on notes payable	33	-	1	-	34
Debt issuance costs paid	(4)	-	-	-	(4)
Call premiums related to early extinguishment of debt	(2)	-	-	-	(2)
Contribution from parent	-	11	11	(22)	-
Distribution to parent	-	(35)	-	35	-
Dividends paid to parent	(72)	(1)	(1)	2	(72)
Excess tax benefit related to stock-based compensation	4	-	-	-	4
Other, net	(2)	-	(2)	(1)	(5)

Net cash used in financing activities	(70)	(25)	(118)	14	(199)
Effect of exchange rate changes on cash	-	-	2	-	2

Increase in cash and cash equivalents	-	3	37	-	40
Cash and cash equivalents at beginning of period	4	-	227	-	231

Cash and cash equivalents at end of period	$4	3	$264	$-	$271

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by (used in) operating activities	$128	$69	$(125)	$(4)	$68

Investing activities:
Capital expenditures	(15)	(41)	(161)	-	(217)
Proceeds from settlements treated as reimbursement of capital expenditures	-	-	3	-	3
Cash assumed in connection with the initial consolidation of a variable interest entity	-	-	28	-	28
Cash paid for acquisition of a business	-	-	(23)	-	(23)
Proceeds from sale of business/assets	-	-	7	-	7
Increase in receivable from affiliate	(35)	-	-	-	(35)
Investment in affiliate	(138)	(4)	-	142	-
Investment in unconsolidated affiliate	-	(17)	-	-	(17)
Cash received from unconsolidated affiliates	-	19	-	-	19
Other, net	1	-	(4)	3	-

Net cash used in investing activities	(187)	(43)	(150)	145	(235)
Financing activities:
Net borrowings on overdraft facilities	-	-	10	-	10
Repayments of short-term debt	-	-	(151)	-	(151)
Borrowings on short-term debt	-	-	126	-	126
Repayments of long-term debt	(212)	-	(75)	-	(287)
Proceeds from issuance of long-term debt	-	-	89	-	89
Proceeds from notes payable to affiliate	105	-	-	-	105
Repayments of notes payable	(23)	-	(1)	-	(24)
Borrowings on notes payable	33	-	2	-	35
Debt issuance costs paid	(7)	-	-	-	(7)
Call premiums related to early extinguishment of debt	(5)	-	-	-	(5)
Contribution from parent	-	(32)	174	(142)	-
Dividends paid to noncontrolling interest	-	-	(5)	-	(5)
Dividends paid to parent	(56)	(1)	-	1	(56)
Excess tax benefit related to stock-based compensation	10	-	-	-	10
Other, net	-	-	3	-	3

Net cash (used in) provided by financing activities	(155)	(33)	172	(141)	(157)
Effect of exchange rate changes on cash	-	-	(3)	-	(3)

Decrease in cash and cash equivalents	(214)	(7)	(106)	-	(327)
Cash and cash equivalents at beginning of period	220	9	332	-	561

Cash and cash equivalents at end of period	$6	$2	$226	$-	$234

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

        On October 31, 2012, we prepaid $50 million of our Term Loan B.

        On November 2, 2012, we announced our intention to issue approximately $300 million of Senior Notes due 2020. We expect to use the net proceeds from this offering, together with existing cash, to redeem a portion of our existing Senior Notes due 2016. In connection with this offering, we expect to record a loss on early extinguishment of debt of approximately $55 million.

GENERAL (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
GENERAL
Principles of Consolidation

PRINCIPLES OF CONSOLIDATION

        Our condensed consolidated financial statements (unaudited) include the accounts of our wholly-owned and majority-owned subsidiaries and any variable interest entities for which we are the primary beneficiary. All intercompany accounts and transactions have been eliminated, except for intercompany sales between continuing and discontinued operations.

PRINCIPLES OF CONSOLIDATION

        Our consolidated financial statements include the accounts of our wholly-owned and majority-owned subsidiaries and any variable interest entities for which we are the primary beneficiary. All intercompany accounts and transactions have been eliminated, except for intercompany sales between continuing and discontinued operations

Use of Estimates

USE OF ESTIMATES

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

USE OF ESTIMATES

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BUSINESS COMBINATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Russian MDI Acquisition
Business Combinations
Preliminary allocation of acquisition cost to the assets acquired and liabilities assumed

Fair value of original 45% ownership interest acquired in 2007	$13
Acquisition cost of 55% ownership interest acquired in 2012	16

Total fair value of net assets acquired	$29

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$2
Inventories	9
Other current assets	1
Property, plant and equipment	31
Accounts payable	(4)
Accrued liabilities	(1)
Deferred income taxes	(2)
Long-term debt	(7)

Total fair value of net assets acquired	$29

Estimated pro forma revenues and net income (loss) attributable

	Pro Forma
		Nine months ended September 30,
	Three months ended September 30, 2011
		2012	2011
Revenues	$2,987	$8,601	$8,614

Laffans Petrochemicals Limited
Business Combinations
Preliminary allocation of acquisition cost to the assets acquired and liabilities assumed

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	2
Other current assets	2
Property, plant and equipment	12
Intangibles	3
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$10
Inventories	2
Other current assets	2
Property, plant and equipment	14
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

Estimated pro forma revenues and net income (loss) attributable

Pro Forma Nine months ended September 30, 2011
Revenues	$8,603
Net income attributable to Huntsman International	150

	Pro Forma
	Year ended (unaudited)
	2011	2010
Revenues	$11,235	$9,301
Net income attributable to Huntsman International	254	181

INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INVENTORIES
Components of inventory

	September 30, 2012	December 31, 2011
Raw materials and supplies	$471	$374
Work in progress	96	92
Finished goods	1,314	1,162

Total	1,881	1,628
LIFO reserves	(74)	(89)

Net	$1,807	$1,539

	December 31,
	2011	2010
Raw materials and supplies	$374	$321
Work in progress	92	99
Finished goods	1,162	1,043

Total	1,628	1,463
LIFO reserves	(89)	(67)

Net	$1,539	$1,396

VARIABLE INTEREST ENTITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in consolidated balance sheet

	September 30, 2012	December 31, 2011
Current assets	$166	$140
Property, plant and equipment, net	382	403
Other noncurrent assets	58	61
Deferred income taxes	45	45
Intangible assets	20	23
Goodwill	15	15

Total assets	$686	$687

Current liabilities	$187	$145
Long-term debt	245	269
Deferred income taxes	9	9
Other noncurrent liabilities	72	110

Total liabilities	$513	$533

Sasol Huntsman GmbH and Co. KG
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in consolidated balance sheet

April 1, 2011
Current assets	$61
Property, plant and equipment, net	155
Intangible assets	16
Goodwill	17

Total assets	$249

Current liabilities	$23
Long-term debt	93
Deferred income taxes	8
Other noncurrent liabilities	7

Total liabilities	$131

	December 31, 2011	April 1, 2011
Current assets	$54	$61
Property, plant and equipment, net	141	155
Intangible assets	17	16
Goodwill	15	17

Total assets	$227	$249

Current liabilities	$30	$23
Long-term debt	87	93
Deferred income taxes	8	8
Other noncurrent liabilities	2	7

Total liabilities	$127	$131

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
Accrued restructuring costs by type of cost and initiative

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2012	$73	$-	$11	$8	$92
2012 charges for 2007 and prior initiatives	2	-	-	-	2
2012 charges for 2009 initiatives	1	-	-	4	5
2012 charges for 2010 initiatives	-	-	-	1	1
2012 charges for 2011 initiatives	4	1	-	4	9
2012 charges for 2012 initiatives	33	-	-	6	39
Reversal of reserves no longer required	(13)	-	-	(1)	(14)
2012 payments for 2007 and prior initiatives	(1)	-	(1)	(1)	(3)
2012 payments for 2009 initiatives	(2)	-	-	(4)	(6)
2012 payments for 2010 initiatives	(2)	-	(1)	-	(3)
2012 payments for 2011 initiatives	(19)	(1)	-	(4)	(24)
2012 payments for 2012 initiatives	(4)	-	-	(5)	(9)
Foreign currency effect on liability balance	1	-	-	-	1

Accrued liabilities as of September 30, 2012	$73	$-	$9	$8	$90

(1)
The total workforce reduction reserves of $73 million relate to the termination of 581 positions, of which 544 positions had not been terminated as of September 30, 2012.

(2)
Accrued liabilities by initiatives were as follows (dollars in millions):

	September 30, 2012	December 31, 2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	42	63
2012 initiatives	30	-

Total	$90	$92

	Workforce reductions(1)	Demolition and decommissioning	Non- cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2009	$68	$2	$2	$3	$75
Adjustment to Textile Effects opening balance sheet liabilities	(5)	-	-	-	(5)
2009 charges for 2006 initiatives	-	1	-	-	1
2009 charges for 2008 initiatives	5	-	-	-	5
2009 charges for 2009 initiatives	56	8	-	14	78
Reversal of reserves no longer required	(8)	-	-	-	(8)
2009 payments for 2005 and prior initiatives	(5)	-	-	-	(5)
2009 payments for 2006 initiatives	(28)	(1)	-	-	(29)
2009 payments for 2008 initiatives	(17)	-	-	-	(17)
2009 payments for 2009 initiatives	(32)	(8)	-	(12)	(52)
Net activity of discontinued operations	26	-	-	8	34
Foreign currency effect on reserve balance	-	-	-	(2)	(2)

Accrued liabilities as of December 31, 2009	60	2	2	11	75
2010 charges for 2005 and prior initiatives	1	-	-	-	1
2010 charges for 2008 initiatives	1	-	-	-	1
2010 charges for 2009 initiatives	4	-	-	5	9
2010 charges for 2010 initiatives	22	-	-	1	23
Reversal of reserves no longer required	(6)	-	(1)	-	(7)
2010 payments for 2005 and prior initiatives	(1)	(1)	-	-	(2)
2010 payments for 2006 initiatives	(3)	-	-	-	(3)
2010 payments for 2008 initiatives	(7)	-	-	-	(7)
2010 payments for 2009 initiatives	(11)	-	-	(5)	(16)
2010 payments for 2010 initiatives	(1)	-	-	(2)	(3)
Net activity of discontinued operations	(26)	-	-	-	(26)
Foreign currency effect on liability balance	3	-	-	1	4

Accrued liabilities as of December 31, 2010	36	1	1	11	49
2011 charges for 2006 and prior initiatives	1	-	-	-	1
2011 charges for 2009 initiatives	1	-	-	6	7
2011 charges for 2010 initiatives	2	2	10	1	15
2011 charges for 2011 initiatives	87	-	1	1	89
Reversal of reserves no longer required	(5)	-	-	-	(5)
2011 payments for 2006 and prior initiatives	(1)	-	(1)	(1)	(3)
2011 payments for 2008 initiatives	(2)	-	-	-	(2)
2011 payments for 2009 initiatives	(6)	-	-	(6)	(12)
2011 payments for 2010 initiatives	(17)	(3)	-	(1)	(21)
2011 payments for 2011 initiatives	(13)	-	-	(1)	(14)
Net activity of discontinued operations	-	-	-	(2)	(2)
Foreign currency effect on liability balance	(10)	-	-	-	(10)

Accrued liabilities as of December 31, 2011	$73	$-	$11	$8	$92

(1)
The total workforce reduction reserves of $73 million relate to the termination of 699 positions, of which 650 positions had not been terminated as of December 31, 2011.

(2)
Accrued liabilities remaining at December 31, 2011 and 2010 by year of initiatives were as follows (dollars in millions):

	December 31,
	2011	2010
2006 initiatives and prior	$2	$4
2008 initiatives	-	1
2009 initiatives	11	20
2010 initiatives	16	24
2011 initiatives	63	-

Total	$92	$49

Accrued restructuring costs by type of initiative

	September 30, 2012	December 31, 2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	42	63
2012 initiatives	30	-

Total	$90	$92

	December 31,
	2011	2010
2006 initiatives and prior	$2	$4
2008 initiatives	-	1
2009 initiatives	11	20
2010 initiatives	16	24
2011 initiatives	63	-

Total	$92	$49

Details with respect to reserves for restructuring, impairment and plant closing costs, provided by segment and initiative

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate and Other	Total
Accrued liabilities as of January 1, 2012	$—	$1	$12	$69	$3	$6	$1	$92
2012 charges for 2007 and prior initiatives	—	—	—	2	—	—	—	2
2012 charges for 2009 initiatives	—	—	1	—	4	—	—	5
2012 charges for 2010 initiatives	—	—	—	—	—	—	1	1
2012 charges for 2011 initiatives	—	—	3	6	—	—	—	9
2012 charges for 2012 initiatives	37	—	2	—	—	—	—	39
Reversal of reserves no longer required	—	—	—	(14)	—	—	—	(14)
2012 payments for 2007 and prior initiatives	—	—	—	(2)	(1)	—	—	(3)
2012 payments for 2009 initiatives	—	—	(1)	—	(5)	—	—	(6)
2012 payments for 2010 initiatives	—	(1)	—	(1)	—	—	(1)	(3)
2012 payments for 2011 initiatives	—	—	(12)	(12)	—	—	—	(24)
2012 payments for 2012 initiatives	(7)	—	(2)	—	—	—	—	(9)
Foreign currency effect on liability balance	—	—	—	1	1	—	(1)	1

Accrued liabilities as of September 30, 2012	$30	$—	$3	$49	$2	$6	$—	$90

Current portion of restructuring reserves	$18	$—	$2	$28	$2	$6	$—	$56
Long-term portion of restructuring reserve	12	—	1	21	—	—	—	34
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	1	—	—	15	—	—	—	16
Estimated additional charges beyond one year	—	—	—	4	—	—	—	4

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate & Other	Total
Accrued liabilities as of January 1, 2009	$3	$1	$1	$63	$7	$-	$-	$75
Adjustment to Textile Effects opening balance sheet liabilities	-	-	-	(5)	-	-	-	(5)
2009 charges for 2006 initiatives	-	-	-	1	-	-	-	1
2009 charges for 2008 initiatives	1	-	-	2	2	-	-	5
2009 charges for 2009 initiatives	-	-	12	10	45	-	11	78
Reversal of reserves no longer required	-	-	-	(7)	(1)	-	-	(8)
2009 payments for 2005 and prior initiatives	(2)	(1)	-	-	(2)	-	-	(5)
2009 payments for 2006 initiatives	-	-	-	(29)	-	-	-	(29)
2009 payments for 2008 initiatives	-	-	-	(13)	(4)	-	-	(17)
2009 payments for 2009 initiatives	-	-	(6)	(4)	(35)	-	(7)	(52)
Net activity of discontinued operations	-	-	-	-	-	34	-	34
Foreign currency effect on liability balance	-	-	-	(1)	(1)	-	-	(2)

Accrued liabilities as of December 31, 2009	2	-	7	17	11	34	4	75
2010 charges for 2005 initiatives	-	-	-	-	1	-	-	1
2010 charges for 2008 initiatives	-	-	-	1	-	-	-	1
2010 charges for 2009 initiatives	-	-	1	-	8	-	-	9
2010 charges for 2010 initiatives	-	2	-	15	-	-	6	23
Reversal of reserves no longer required	-	-	(3)	(1)	(2)	-	(1)	(7)
2010 payments for 2005 initiatives	(1)	-	-	-	(1)	-	-	(2)
2010 payments for 2006 initiatives	-	-	-	(3)	-	-	-	(3)
2010 payments for 2008 initiatives	(1)	-	-	(5)	(1)	-	-	(7)
2010 payments for 2009 initiatives	-	-	(3)	(2)	(8)	-	(3)	(16)
2010 payments for 2010 initiatives	-	(1)	-	-	-	-	(2)	(3)
Net activity of discontinued operations	-	-	-	-	-	(26)	-	(26)
Foreign currency effect on liability balance	-	-	-	3	-	-	1	4

Accrued liabilities as of December 31, 2010	-	1	2	25	8	8	5	49
2011 charges for 2006 and prior initiatives	-	-	-	1	-	-	-	1
2011 charges for 2009 Initiatives	-	-	-	-	7	-	-	7
2011 charges for 2010 Initiatives	-	-	-	13	-	-	2	15
2011 charges for 2011 Initiatives	-	-	21	65	3	-	-	89
Reversal of reserves no longer required	-	-	(1)	(4)	-	-	-	(5)
2011 payments for 2006 and prior initiatives	-	-	-	(2)	(1)	-	-	(3)
2011 payments for 2008 Initiatives	-	-	-	(1)	(1)	-	-	(2)
2011 payments for 2009 Initiatives	-	-	(1)	-	(11)	-	-	(12)
2011 payments for 2010 Initiatives	-	-	-	(15)	-	-	(6)	(21)
2011 payments for 2011 Initiatives	-	-	(7)	(5)	(2)	-	-	(14)
Net activity of discontinued operations	-	-	-	-	-	(2)	-	(2)
Foreign currency effect on liability balance	-	-	(2)	(8)	-	-	-	(10)

Accrued liabilities as of December 31, 2011	$-	$1	$12	$69	$3	$6	$1	$92

Current portion of restructuring reserves	$-	$1	$11	$69	$3	$6	$1	$91
Long-term portion of restructuring reserve	-	-	1	-	-	-	-	1
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	$-	$-	$1	$10	$6	$-	$-	$17
Estimated additional charges beyond one year	-	-	-	15	-	-	-	15

Cash and non-cash restructuring charges by initiative

	Three months ended September 30, 2012	Nine months ended September 30, 2012
Cash charges:
2012 charges for 2007 and prior initiatives	$-	$2
2012 charges for 2009 initiatives	1	5
2012 charges for 2010 initiatives	-	1
2012 charges for 2011 initiatives	5	9
2012 charges for 2012 initiatives	33	39
Reversal of reserves no longer required	(1)	(14)
Noncash charges	9	10

Total 2012 Restructuring, Impairment and Plant Closing Costs	$47	$52

	Three months ended September 30, 2011	Nine months ended September 30, 2011
Cash charges:
2011 charges for 2007 and prior initiatives	$-	$2
2011 charges for 2009 initiatives	2	5
2011 charges for 2010 initiatives	2	5
2011 charges for 2011 initiatives	99	110
Reversal of reserves no longer required	(1)	(4)
Noncash charges	53	53

Total 2011 Restructuring, Impairment and Plant Closing Costs	$155	$171

Cash charges:
2011 charges for 2006 and prior initiatives	$1
2011 charges for 2009 initiatives	7
2011 charges for 2010 initiatives	15
2011 charges for 2011 initiatives	89
Reversal of reserves no longer required	(5)
Non-cash charges	60

Total 2011 Restructuring, Impairment and Plant Closing Costs	$167

Cash charges:
2010 charges for 2005 and prior initiatives	$1
2010 charges for 2008 initiatives	1
2010 charges for 2009 initiatives	9
2010 charges for 2010 initiatives	23
Reversal of reserves no longer required	(7)
Non-cash charges	2

Total 2010 Restructuring, Impairment and Plant Closing Costs	$29

Cash charges:
2009 charges for 2006 initiatives	$1
2009 charges for 2008 initiatives	5
2009 charges for 2009 initiatives	78
Reversal of reserves no longer required	(8)
Non-cash charges	12

Total 2009 Restructuring, Impairment and Plant Closing Costs	$88

DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
Outstanding debt

	September 30, 2012	December 31, 2011
Senior Credit Facilities:
Term loans	$1,613	$1,696
Amounts outstanding under A/R programs	237	237
Senior notes	490	472
Senior subordinated notes	892	976
HPS (China) debt	109	167
Variable interest entities	266	281
Other	73	113

Total debt-excluding debt to affiliates	$3,680	$3,942

Total current portion of debt	$130	$212
Long-term portion	3,550	3,730

Total debt-excluding debt to affiliates	$3,680	$3,942

Total debt-excluding debt to affiliates	$3,680	$3,942
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	610	439

Total debt	$4,390	$4,481

	December 31,
	2011	2010
Senior Credit Facilities:
Term loans	$1,696	$1,688
Amounts outstanding under A/R programs	237	238
Senior notes	472	452
Subordinated notes	976	1,279
HPS (China) debt	167	188
Variable interest entities	281	200
Other	113	101

Total debt-excluding debt to affiliates	$3,942	$4,146

Total current portion of debt	$212	$519
Long-term portion	3,730	3,627

Total debt-excluding debt to affiliates	$3,942	$4,146

Total debt-excluding debt to affiliates	$3,942	$4,146
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	439	439

Total debt	$4,481	$4,685

Schedule of Senior Credit Facilities

Facility	Committed Amount	Principal Outstanding		Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$400	$-	(1)	$-	(1)	USD LIBOR plus 2.50%	2017	(3)
Term Loan B	NA	243		243		USD LIBOR plus 1.50%	2014
Extended Term Loan B	NA	637		637		USD LIBOR plus 2.50%	2017	(3)
Extended Term Loan B-Series 2	NA	342		342		USD LIBOR plus 2.75%	2017	(3)
Term Loan C	NA	419		391		USD LIBOR plus 2.25%	2016
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $19 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of September 30, 2012, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3%.

(3)
The maturity of the Revolving Facility commitments will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to repay our 5.50% senior notes due 2016, Term Loan B due April 19, 2014 and Term Loan C due June 30, 2016. The maturity of Extended Term Loan B and Extended Term Loan B-Series 2 will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our 5.50% senior notes due 2016 that remain outstanding during the three months prior to the maturity date of such notes.

Facility	Committed Amount	Principal Outstanding	Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$300	$-	$-	(1)	USD LIBOR plus 3.00%	2014	(3)
Term Loan B	NA	$652	$652		USD LIBOR plus 1.50%	2014	(3)
Term Loan C	NA	$427	$394		USD LIBOR plus 2.25%	2016	(3)
Extended Term Loan B	NA	$650	$650		USD LIBOR plus 2.50%	2017	(3)
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $20 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2011, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 2%.

(3)
The maturity of the Extended Term Loan B will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our outstanding 5.50% senior notes due 2016 at least three months prior to the maturity date of such notes.

Redemption of Notes and Loss on Early Extinguishment of Debt

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
March 26, 2012	7.50% Senior Subordinated Notes due 2015	€ 64 (approximately $86)	€ 65 (approximately $87)	$1
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€ 14 (approximately $19)	€ 14 (approximately $19)	$-
Three months ended September 30, 2011	7.50% Senior Subordinated Notes due 2013	€ 12 (approximately $17)	€ 12 (approximately $17)	$-
July 25, 2011	7.375% Senior Subordinated Notes due 2013	$ 75	$ 77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
Three months ended December 31, 2011	6.875% Senior Subordinated Notes due 2013	€70 (approximately $94)	€71 (approximately $96)	$2
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€14 (approximately $19)	€14 (approximately $19)	$-
Three months ended September 30, 2011	7.5% Senior Subordinated Notes due 2015	€12 (approximately $17)	€12 (approximately $17)	$-
July 25, 2011	7.375% Senior Subordinated Notes due 2015	$75	$77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3
November 29, 2010	7.875% Senior Subordinated Notes due 2014	$88	$92	$3
November 26, 2010	7.875% Senior Subordinated Notes due 2014	$100	$104	$4
October 12, 2010	7.875% Senior Subordinated Notes due 2014	$159	$165	$7
September 27, 2010	6.875% Senior Subordinated Notes due 2013	€132 (approximately $177)	€137 (approximately $183)	$7
March 17, 2010	6.875% Senior Subordinated Notes due 2013	€184 (approximately $253)	€189 (approximately $259)	$7
March 17, 2010	7.50% Senior Subordinated Notes due 2015	€59 (approximately $81)	€59 (approximately $81)	$2

FAIR VALUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE
Fair values of financial instruments

	September 30, 2012		December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$14	$14	$12	$12
Cross-currency interest rate contracts	29	29	27	27
Interest rate contracts	(19)	(19)	(17)	(17)
Long-term debt (including current portion)	(3,680)	(3,941)	(3,942)	(4,061)

	December 31,
	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$12	$12	$11	$11
Cross-currency interest rate contacts	27	27	19	19
Interest rate contracts	(17)	(17)	(9)	(9)
Long-term debt (including current portion)	(3,942)	(4,061)	(4,146)	(4,371)

Assets and liabilities are measured at fair value on a recurring basis

		Fair Value Amounts Using
Description	September 30, 2012	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for-sale equity securities:
Equity mutual funds	$14	$14	$-	$-
Derivatives:
Cross-currency interest rate contracts(1)	29	-	29	-

Total assets	$43	$14	$29	$-

Liabilities:
Derivatives:
Interest rate contracts(2)	$(19)	$-	$(19)	$-

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for-sale equity securities:
Equity mutual funds	$12	$12	$-	$-
Derivatives:
Cross-currency interest rate contracts(1)	27	-	-	27

Total assets	$39	$12	$-	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$-	$(17)	$-

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.
(3)
There were no transfers between Levels 1 and 2 within the fair value hierarchy for the nine months ended September 30, 2012 and the year ended December 31, 2011.

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$12	$12	$-	$-
Derivatives:
Cross-currency interest rate contract(1)	27	-	-	27

Total assets	$39	$12	$-	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$-	$(17)	$-

		Fair Value Amounts Using
Description	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$11	$11	$-	$-
Derivatives:
Cross-currency interest rate contract(1)	19	-	-	19

Total assets	$30	$11	$-	$19

Liabilities:
Derivatives:
Interest rate contracts(2)	$(9)	$-	$(9)	$-

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals.

Reconciliation of beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	Three months ended September 30, 2012	Nine months ended September 30, 2012
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts	Cross-Currency Interest Rate Contracts
Beginning balance	$-	$27
Transfers into Level 3	-	-
Transfer out of Level 3(1)	-	(27)
Total gains (losses):
Included in earnings	-	-
Included in other comprehensive income (loss)	-	-
Purchases, sales, issuances and settlements	-	-

Ending balance, September 30, 2012	$-	$-

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at September 30, 2012	$-	$-

	Three months ended September 30, 2011	Nine months ended September 30, 2011
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts	Cross-Currency Interest Rate Contracts
Beginning balance	$(5)	$19
Transfers into or out of Level 3	-	-
Total (losses) gains:
Included in earnings	-	-
Included in other comprehensive income (loss)	24	-
Purchases, sales, issuances and settlements	-	-

Ending balance, September 30, 2011	$19	$19

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at September 30, 2011	$-	$-

(1)
We are party to cross-currency interest rate contracts that are measured at fair value in our financial statements (unaudited). These instruments have historically been categorized by us as Level 3 within the fair value hierarchy due to an unobservable input associated with the credit valuation adjustment, which we deemed to be a significant input to the overall measurement of fair value at inception. During the nine months ended September 30, 2012, this credit valuation adjustment has ceased to be a significant input to the entire fair value measurement of these instruments. The remaining inputs which are significant to the fair value measurement of these instruments represent observable market inputs that are inputs other than quoted prices (Level 2 inputs).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-currency interest rate contracts	Total
Beginning balance, January 1, 2011	$19	$19
Total gains (losses):
Included in earnings	-	-
Included in other comprehensive income (loss)	8	8
Purchases, issuances and settlements	-	-

Ending balance, December 31, 2011	$27	$27

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2011	$-	$-

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Realized interest in securitized receivables	Cross-currency interest rate contracts	Total
Beginning balance, January 1, 2010	$262	$-	$262
Total gains (losses):
Included in earnings	-	12	12
Included in other comprehensive income (loss)	-	7	7
Purchases, issuances and settlements(1)	(262)	-	(262)

Ending balance, December 31, 2010	$-	$19	$19

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2010	$-	$12	$12

(1)
Upon adoption of ASU 2009-16, transfers of our accounts receivable under our A/R Programs no longer met the criteria for derecognition. Accordingly, beginning January 1, 2010, the amounts outstanding under the A/R Programs were accounted for as secured borrowings and the retained interest in securitized receivables was no longer relevant.

Schedule of gains and losses (realized and unrealized) included in earnings reported in interest expense and other comprehensive (loss) income

	Three months ended September 30, 2012		Nine months ended September 30, 2012
	Interest expense	Other comprehensive income (loss)	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-	$-	$-
Changes in unrealized gains relating to assets still held at September 30, 2012	-	-	-	-

	Three months ended September 30, 2011		Nine months ended September 30, 2011
	Interest expense	Other comprehensive income (loss)	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-	$-	$-
Changes in unrealized losses relating to assets still held at September 30, 2011	-	24	-	-

2011	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-
Changes in unrealized gains relating to assets still held at December 31, 2011	$-	$8

2010	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$12	$-
Changes in unrealized gains relating to assets still held at December 31, 2010	$12	$7

EMPLOYEE BENEFIT PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
Components of the net periodic benefit costs

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Three months ended September 30,		Three months ended September 30,
	2012	2011	2012	2011
Service cost	$12	$18	$1	$-
Interest cost	36	39	2	2
Expected return on assets	(45)	(47)	-	-
Amortization of prior service cost	(2)	(2)	(1)	(1)
Amortization of actuarial loss	13	9	-	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$22	$17	$2	$2

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Nine months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Service cost	$43	$51	$3	$2
Interest cost	109	116	5	6
Expected return on assets	(136)	(141)	-	-
Amortization of prior service cost	(6)	(5)	(2)	(2)
Amortization of actuarial loss	37	26	1	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$55	$47	$7	$7

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$23	$21	$20	$44	$44	$43
Interest cost	44	40	41	110	102	102
Expected return on plan assets	(47)	(42)	(41)	(140)	(121)	(104)
Amortization of transition obligation	-	-	-	-	-	1
Amortization of prior service cost	(4)	(5)	(5)	(2)	(1)	(1)
Amortization of actuarial loss	16	11	7	21	19	33
Settlement loss	-	-	2	-	-	-
Special termination benefits	-	-	-	8	-	2

Net periodic benefit cost	$32	$25	$24	$41	$43	$76

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$3	$3	$3	$-	$-	$3
Interest cost	7	7	8	1	-	-
Amortization of prior service cost	(3)	(3)	(4)	-	-	-
Amortization of actuarial loss	2	1	1	-	-	-

Net periodic benefit cost	$9	$8	$8	$1	$-	$3

OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
OTHER COMPREHENSIVE INCOME (LOSS)
Components of other comprehensive (loss) income

			Other comprehensive income (loss)
	Accumulated other comprehensive loss
			Three months ended		Nine months ended
	September 30, 2012	December 31, 2011	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Foreign currency translation adjustments, net of tax of $10 and $11 as of September 30, 2012 and December 31, 2011, respectively	$242	$217	$94	$(118)	$25	$30
Pension and other postretirement benefit adjustments, net of tax of $140 and $156 as of September 30, 2012 and December 31, 2011, respectively	(787)	(845)	15	(77)	58	(66)
Other comprehensive income (loss) of unconsolidated affiliates	7	8	-	3	(1)	3
Other, net	(3)	(3)	-	(2)	-	(2)

Total	(541)	(623)	109	(194)	82	(35)
Amounts attributable to noncontrolling interests	10	12	(2)	-	(2)	(1)

Amounts attributable to Huntsman International	$(531)	$(611)	$107	$(194)	$80	$(36)

	December 31,
	2011		2010		2009
	Accumulated income (loss)	(Loss) income	Accumulated income (loss)	Income (loss)	Income (loss)
Foreign currency translation adjustments, net of tax of $11 and $12 as of December 31, 2011 and 2010, respectively	$217	$(79)	$296	$23	$71
Pension and other postretirement benefits adjustments, net of tax $156 and $124 as of December 31, 2011 and 2010, respectively	(845)	(182)	(663)	(28)	136
Other comprehensive income (loss) of unconsolidated affiliates	8	1	7	—	(2)
Other, net	(3)	(2)	(1)	(2)	2

Total	(623)	(262)	(361)	(7)	207
Amounts attributable to noncontrolling interests	12	5	7	1	(1)

Amounts attributable to Huntsman International LLC	$(611)	$(257)	$(354)	$(6)	$206

COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of cases for which service has been tendered and accepted

	Nine months ended September 30,
	2012	2011
Unresolved at beginning of period	1,080	1,116
Tendered during period	3	10
Resolved during period(1)	2	43
Unresolved at end of period	1,081	1,083
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

	Year ended December 31,
	2011	2010	2009
Unresolved at beginning of period	1,116	1,138	1,140
Tendered during period	10	24	18
Resolved during period(1)	46	46	20
Unresolved at end of period	1,080	1,116	1,138
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

Schedule of cases filed and received by the company

	Nine months ended September 30,
	2012	2011
Unresolved at beginning of period	36	37
Filed during period	8	9
Resolved during period	3	8
Unresolved at end of period	41	38

	Year ended December 31,
	2011	2010	2009
Unresolved at beginning of period	37	39	43
Filed during period	11	5	3
Resolved during period	12	7	7
Unresolved at end of period	36	37	39

STOCK-BASED COMPENSATION PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
Compensation cost from continuing operations under the Stock Incentive Plan

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Compensation costs	$6	$2	$20	$17

	Year ended December 31,
	2011	2010	2009
Compensation cost	$22	$24	$16

Assumptions used to calculate fair value of each stock option award estimated on the date of grant using the Black-Scholes valuation model

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Dividend yield	NA	3.6%	3.0%	2.3%
Expected volatility	NA	65.0%	65.3%	65.6%
Risk-free interest rate	NA	1.8%	1.3%	2.8%
Expected life of stock options granted during the period	NA	6.6 years	6.6 years	6.6 years

	Year ended December 31,
	2011	2010	2009
Dividend yield	2.3%	3.0%	15.4%
Expected volatility	65.6%	69.0%	70.4%
Risk-free interest rate	2.8%	3.1%	2.5%
Expected life of stock options granted during the period	6.6 years	6.6 years	6.6 years

Summary of stock option activity under the Stock Incentive Plan

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2012	10,345	$13.83
Granted	1,363	13.41
Exercised	(661)	3.25
Forfeited	(251)	19.76

Outstanding at September 30, 2012	10,796	14.29	5.6	$41

Exercisable at September 30, 2012	8,643	14.27	4.8	38

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2011	10,997	$12.28
Granted	953	17.51
Exercised	(1,268)	2.82
Forfeited	(337)	15.14

Outstanding at December 31, 2011	10,345	13.83	5.9	$27

Exercisable at December 31, 2011	7,089	16.34	5.0	13

Summary of status of nonvested shares under the Stock Incentive Plan

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2012	2,287		$9.92	1,100	$9.42
Granted	934		13.41	383	13.41
Vested	(1,395)	(1)	7.07	(760)	6.53
Forfeited	(27)		15.26	(63)	15.32

Nonvested at September 30, 2012	1,799		13.86	660	14.51

(1)
As of September 30, 2012, a total of 516,338 restricted stock units were vested, of which 72,161 vested during the nine months ended September 30, 2012. These shares have not been reflected as vested shares in this table because in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2011	3,126		$6.95	1,642	$6.05
Granted	675		17.55	311	17.59
Vested	(1,500	)(1)	7.20	(729)	5.55
Forfeited	(14)		4.98	(124)	7.99

Nonvested at December 31, 2011	2,287		9.92	1,100	9.42

(1)
As of December 31, 2011, a total of 444,177 restricted stock units were vested, of which 115,045 vested during 2011. Only 176,327 of these shares have been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

DISCONTINUED OPERATIONS (Tables) (AUSTRALIA STYRENICS BUSINESS SHUTDOWN)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
AUSTRALIA STYRENICS BUSINESS SHUTDOWN
DISCONTINUED OPERATIONS
Results of operations presented as discontinued operations in the accompanying consolidated statements of operations

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Revenues	$10	$10	$28	$28
Costs and expenses, net of credits	(11)	7	(37)	(34)

Operating (loss) income	(1)	17	(9)	(6)
Income tax (expense) benefit	-	(7)	2	1

(Loss) income from discontinued operations, net of tax	$(1)	$10	$(7)	$(5)

	Year ended December 31,
	2011	2010	2009
Revenues	$38	$52	$98
Operating costs and expenses	(44)	(85)	(182)
Nonoperating expense	—	(19)	—

Loss before income taxes	(6)	(52)	(84)
Income tax benefit	2	28	74

Loss from discontinued operations, net of tax	$(4)	$(24)	$(10)

OPERATING SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
OPERATING SEGMENT INFORMATION
Schedule of major products by reportable operating segment

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

Schedule of revenues and EBITDA for each of entity's reportable operating segments

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Revenues
Polyurethanes	$1,244	$1,209	$3,735	$3,391
Performance Products	742	846	2,319	2,546
Advanced Materials	328	349	1,014	1,059
Textile Effects	182	173	562	563
Pigments	319	455	1,150	1,243
Eliminations	(74)	(56)	(212)	(213)

Total	$2,741	$2,976	$8,568	$8,589

Segment EBITDA(1)
Polyurethanes	$203	$136	$544	$392
Performance Products	107	97	282	325
Advanced Materials	24	2	77	69
Textile Effects	(22)	(157)	(37)	(175)
Pigments	69	161	346	357
Corporate and other(2)	(41)	(52)	(125)	(196)

Subtotal	340	187	1,087	772
Discontinued Operations(3)	-	17	(4)	(6)

Total	340	204	1,083	766
Interest expense, net	(59)	(66)	(181)	(197)
Income tax expense-continuing operations	(62)	(55)	(188)	(111)
Income tax (expense) benefit-discontinued operations	-	(7)	2	1
Depreciation and amortization	(102)	(107)	(306)	(310)

Net income (loss) attributable to Huntsman International	$117	$(31)	$410	$149

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs, non-operating income and expense, benzene sales and gains and losses on the disposition of corporate assets.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 17. Discontinued Operations."

	Year ended December 31,
	2011	2010	2009
Net Sales:
Polyurethanes	$4,434	$3,605	$3,005
Performance Products	3,301	2,659	2,090
Advanced Materials	1,372	1,244	1,059
Textile Effects	737	787	691
Pigments	1,642	1,213	960
Eliminations	(265)	(258)	(140)

Total	$11,221	$9,250	$7,665

	Year ended December 31,
	2011	2010	2009
Segment EBITDA(1):
Polyurethanes	$469	$319	$388
Performance Products	385	363	246
Advanced Materials	125	143	59
Textile Effects	(199)	1	(64)
Pigments	501	205	(25)
Corporate and other(2)	(236)	(224)	(178)

Subtotal	1,045	807	426
Discontinued Operations(3)	(6)	53	(97)

Total	1,039	860	329
Interest expense, net	(262)	(248)	(240)
Income tax expense-continuing operations	(113)	(40)	(159)
Income tax benefit (expense)-discontinued operations	5	(10)	80
Depreciation and amortization	(416)	(382)	(420)

Net income (loss) attributable to Huntsman International LLC	$253	$180	$(410)

Depreciation and Amortization:
Polyurethanes	$160	$155	$160
Performance Products	110	92	78
Advanced Materials	33	33	38
Textile Effects	27	26	19
Pigments	74	67	104
Corporate and other(2)	12	8	19

Subtotal	416	381	418
Discontinued Operations	-	1	2

Total	$416	$382	$420

Capital Expenditures:
Polyurethanes	$85	$59	$55
Performance Products	96	66	70
Advanced Materials	39	24	14
Textile Effects	34	23	19
Pigments	57	49	23
Corporate and other(2)	19	15	8

Total	$330	$236	$189

	December 31,
	2011	2010
Total Assets:
Polyurethanes	$3,086	$3,024
Performance Products	2,340	2,067
Advanced Materials	1,307	1,327
Textile Effects	686	776
Pigments	1,384	1,277
Corporate and other(2)	(473)	(164)

Total	$8,330	$8,307

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International LLC before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs and non-operating income and expense.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 25. Discontinued Operations."

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED)
CONDENSED CONSOLIDATING BALANCE SHEETS (UNAUDITED)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS (UNAUDITED)
AS OF SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$3	$264	$—	$271
Restricted cash	—	—	9	—	9
Accounts and notes receivable, net	34	146	1,446	—	1,626
Accounts receivable from affiliates	1,621	3,933	119	(5,410)	263
Inventories	91	312	1,411	(7)	1,807
Prepaid expenses	9	11	61	(18)	63
Deferred income taxes	6	—	49	(15)	40
Other current assets	218	4	230	(218)	234

Total current assets	1,983	4,409	3,589	(5,668)	4,313
Property, plant and equipment, net	375	859	2,297	—	3,531
Investment in unconsolidated affiliates	5,875	1,670	134	(7,456)	223
Intangible assets, net	30	2	47	(4)	75
Goodwill	(16)	82	41	—	107
Deferred income taxes	66	—	189	(65)	190
Notes receivable from affiliates	20	928	2	(948)	2
Other noncurrent assets	84	133	267	—	484

Total assets	$8,417	$8,083	$6,566	$(14,141)	$8,925

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$55	$251	$711	$—	$1,017
Accounts payable to affiliates	2,955	1,119	1,386	(5,409)	51
Accrued liabilities	91	353	509	(235)	718
Deferred income taxes	—	39	7	(17)	29
Note payable to affiliate	100	—	—	—	100
Current portion of debt	24	—	106	—	130

Total current liabilities	3,225	1,762	2,719	(5,661)	2,045
Long-term debt	2,995	—	555	—	3,550
Notes payable to affiliates	607	—	952	(949)	610
Deferred income taxes	—	144	94	34	272
Other noncurrent liabilities	173	152	582	—	907

Total liabilities	7,000	2,058	4,902	(6,576)	7,384
Equity
Huntsman International LLC members' equity:
Members' equity	3,103	4,732	2,349	(7,081)	3,103
Accumulated deficit	(1,155)	(289)	(295)	584	(1,155)
Accumulated other comprehensive (loss) income	(531)	1,582	(471)	(1,111)	(531)

Total Huntsman International LLC members' equity	1,417	6,025	1,583	(7,608)	1,417
Noncontrolling interests in subsidiaries	—	—	81	43	124

Total equity	1,417	6,025	1,664	(7,565)	1,541

Total liabilities and equity	$8,417	$8,083	$6,566	$(14,141)	$8,925

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS (UNAUDITED)
AS OF DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$—	$227	$—	$231
Restricted cash	—	—	8	—	8
Accounts and notes receivable, net	13	151	1,365	—	1,529
Accounts receivable from affiliates	1,105	3,041	93	(4,091)	148
Inventories	105	271	1,167	(4)	1,539
Prepaid expenses	9	7	43	(13)	46
Deferred income taxes	6	—	49	(15)	40
Other current assets	90	9	222	(101)	220

Total current assets	1,332	3,479	3,174	(4,224)	3,761
Property, plant and equipment, net	393	868	2,247	2	3,510
Investment in unconsolidated affiliates	5,286	1,460	147	(6,691)	202
Intangible assets, net	42	2	52	(3)	93
Goodwill	(16)	82	48	—	114
Deferred income taxes	154	—	191	(182)	163
Notes receivable from affiliates	20	920	5	(940)	5
Other noncurrent assets	81	137	264	—	482

Total assets	$7,292	$6,948	$6,128	$(12,038)	$8,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$53	$205	$604	$—	$862
Accounts payable to affiliates	2,244	822	1,089	(4,091)	64
Accrued liabilities	117	204	487	(114)	694
Deferred income taxes	—	39	7	(17)	29
Note payable to affiliate	100	—	—	—	100
Current portion of debt	33	—	179	—	212

Total current liabilities	2,547	1,270	2,366	(4,222)	1,961
Long-term debt	3,128	—	602	—	3,730
Notes payable to affiliates	435	—	944	(940)	439
Deferred income taxes	9	79	98	(80)	106
Other noncurrent liabilities	196	163	644	—	1,003

Total liabilities	6,315	1,512	4,654	(5,242)	7,239
Equity
Huntsman International LLC members' equity:
Members' equity	3,081	4,754	2,343	(7,097)	3,081
Accumulated deficit	(1,493)	(820)	(396)	1,216	(1,493)
Accumulated other comprehensive (loss) income	(611)	1,502	(546)	(956)	(611)

Total Huntsman International LLC members' equity	977	5,436	1,401	(6,837)	977
Noncontrolling interests in subsidiaries	—	—	73	41	114

Total equity	977	5,436	1,474	(6,796)	1,091

Total liabilities and equity	$7,292	$6,948	$6,128	$(12,038)	$8,330

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$—	$227	$—	$231
Restricted cash	—	—	8	—	8
Accounts and notes receivable, net	13	151	1,365	—	1,529
Accounts receivable from affiliates	1,105	3,041	93	(4,091)	148
Inventories	105	271	1,167	(4)	1,539
Prepaid expenses	9	7	43	(13)	46
Deferred income taxes	6	—	49	(15)	40
Other current assets	90	9	222	(101)	220

Total current assets	1,332	3,479	3,174	(4,224)	3,761
Property, plant and equipment, net	393	868	2,247	2	3,510
Investment in unconsolidated affiliates	5,286	1,460	147	(6,691)	202
Intangible assets, net	42	2	52	(3)	93
Goodwill	(16)	82	48	—	114
Deferred income taxes	154	—	191	(182)	163
Notes receivable from affiliates	20	920	5	(940)	5
Other noncurrent assets	81	137	264	—	482

Total assets	$7,292	$6,948	$6,128	$(12,038)	$8,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$53	$205	$604	$—	$862
Accounts payable to affiliates	2,244	822	1,089	(4,091)	64
Accrued liabilities	117	204	487	(114)	694
Deferred income taxes	—	39	7	(17)	29
Note payable to affiliate	100	—	—	—	100
Current portion of debt	33	—	179	—	212

Total current liabilities	2,547	1,270	2,366	(4,222)	1,961
Long-term debt	3,128	—	602	—	3,730
Notes payable to affiliates	435	—	944	(940)	439
Deferred income taxes	9	79	98	(80)	106
Other noncurrent liabilities	196	163	644	—	1,003

Total liabilities	6,315	1,512	4,654	(5,242)	7,239
Equity
Huntsman International LLC members'
equity:
Members' equity	3,081	4,754	2,343	(7,097)	3,081
Accumulated deficit	(1,493)	(820)	(396)	1,216	(1,493)
Accumulated other comprehensive (loss) income	(611)	1,502	(546)	(956)	(611)

Total Huntsman International LLC members' equity	977	5,436	1,401	(6,837)	977
Noncontrolling interests in subsidiaries	—	—	73	41	114

Total equity	977	5,436	1,474	(6,796)	1,091

Total liabilities and equity	$7,292	$6,948	$6,128	$(12,038)	$8,330

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$220	$9	$332	$—	$561
Restricted cash	—	—	7	—	7
Accounts and notes receivable, net	17	112	1,284	—	1,413
Accounts receivable from affiliates	1,275	2,530	79	(3,784)	100
Inventories	78	240	1,089	(11)	1,396
Prepaid expenses	11	6	42	(14)	45
Deferred income taxes	5	—	44	(9)	40
Other current assets	—	3	160	(3)	160

Total current assets	1,606	2,900	3,037	(3,821)	3,722
Property, plant and equipment, net	417	881	2,169	2	3,469
Investment in unconsolidated affiliates	5,018	1,403	172	(6,359)	234
Intangible assets, net	62	3	42	—	107
Goodwill	(17)	84	27	—	94
Deferred income taxes	(9)	—	161	27	179
Notes receivable from affiliates	51	930	7	(981)	7
Other noncurrent assets	73	169	253	—	495

Total assets	$7,201	$6,370	$5,868	$(11,132)	$8,307

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$42	$212	$586	$—	$840
Accounts payable to affiliates	1,892	860	1,091	(3,784)	59
Accrued liabilities	102	77	464	(17)	626
Deferred income taxes	—	55	19	(11)	63
Note payable to affiliate	100	—	—	—	100
Current portion of debt	114	—	405	—	519

Total current liabilities	2,250	1,204	2,565	(3,812)	2,207
Long-term debt	3,320	—	307	—	3,627
Notes payable to affiliates	435	—	985	(981)	439
Deferred income taxes	8	(28)	86	28	94
Other noncurrent liabilities	160	138	555	(1)	852

Total liabilities	6,173	1,314	4,498	(4,766)	7,219
Equity Huntsman International LLC members' equity:
Members' equity	3,049	4,764	2,217	(6,981)	3,049
Subsidiary preferred stock	—	—	1	(1)	—
Accumulated deficit	(1,667)	(1,308)	(549)	1,857	(1,667)
Accumulated other comprehensive (loss) income	(354)	1,600	(318)	(1,282)	(354)

Total Huntsman International LLC members' equity	1,028	5,056	1,351	(6,407)	1,028
Noncontrolling interests in subsidiaries	—	—	19	41	60

Total equity	1,028	5,056	1,370	(6,366)	1,088

Total liabilities and equity	$7,201	$6,370	$5,868	$(11,132)	$8,307

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
THREE MONTHS ENDED SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$240	$838	$1,613	$—	$2,691
Related party sales	187	92	306	(535)	50

Total revenues	427	930	1,919	(535)	2,741
Cost of goods sold	362	689	1,706	(558)	2,199

Gross profit	65	241	213	23	542
Selling, general and administrative	43	25	152	—	220
Research and development	10	9	16	—	35
Other operating (income) expense	(1)	(5)	4	2	—
Restructuring, impairment and plant closing costs (credits)	1	(1)	47	—	47

Operating income (loss)	12	213	(6)	21	240
Interest (expense) income, net	(52)	10	(17)	—	(59)
Equity in income (loss) of investment in affiliates and subsidiaries	146	(20)	3	(127)	2
Loss on early extinguishment of debt	(1)	—	—	—	(1)
Other income	—	21	1	(21)	1

Income (loss) from continuing operations before income taxes	105	224	(19)	(127)	183
Income tax benefit (expense)	11	(80)	7	—	(62)

Income (loss) from continuing operations	116	144	(12)	(127)	121
Income (loss) from discontinued operations, net of tax	1	—	(2)	—	(1)

Income (loss) before extraordinary gain	117	144	(14)	(127)	120
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	1	—	1

Net income (loss)	117	144	(13)	(127)	121
Net loss (income) attributable to noncontrolling interests	—	1	(6)	1	(4)

Net income (loss) attributable to Huntsman International LLC	$117	$145	$(19)	$(126)	$117

Net income (loss)	$117	$144	$(13)	$(127)	$121
Other comprehensive income	107	61	87	(146)	109
Comprehensive income (loss) attributable to noncontrolling interests	—	1	(8)	1	(6)

Comprehensive income attributable to Huntsman International LLC	$224	$206	$66	$(272)	$224

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
THREE MONTHS ENDED SEPTEMBER 30, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$247	$870	$1,803	$3	$2,923
Related party sales	161	117	299	(524)	53

Total revenues	408	987	2,102	(521)	2,976
Cost of goods sold	360	821	1,827	(527)	2,481

Gross profit	48	166	275	6	495
Selling, general and administrative	35	20	161	—	216
Research and development	13	9	20	—	42
Other operating (income) expense	(2)	15	(14)	—	(1)
Restructuring, impairment and plant closing costs	—	—	155	—	155

Operating income (loss)	2	122	(47)	6	83
Interest (expense) income, net	(54)	11	(23)	—	(66)
Equity in income (loss) of investment in affiliates and subsidiaries	19	(73)	2	54	2
Loss on early extinguishment of debt	(2)	—	—	—	(2)
Other expense	—	—	—	(1)	(1)

(Loss) income from continuing operations before income taxes	(35)	60	(68)	59	16
Income tax benefit (expense)	11	(46)	(20)	—	(55)

(Loss) income from continuing operations	(24)	14	(88)	59	(39)
(Loss) income from discontinued operations, net of tax	(7)	(1)	18	—	10

Net (loss) income	(31)	13	(70)	59	(29)
Net income attributable to noncontrolling interests	—	(1)	(1)	—	(2)

Net (loss) income attributable to Huntsman International LLC	$(31)	$12	$(71)	$59	$(31)

Net (loss) income	$(31)	$13	$(70)	$59	$(29)
Other comprehensive loss	(194)	(167)	(184)	351	(194)
Comprehensive income attributable to noncontrolling interests	—	—	(2)	—	(2)

Comprehensive loss attributable to Huntsman International LLC	$(225)	$(154)	$(256)	$410	$(225)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$718	$2,654	$5,034	$—	$8,406
Related party sales	536	346	884	(1,604)	162

Total revenues	1,254	3,000	5,918	(1,604)	8,568
Cost of goods sold	1,071	2,300	5,170	(1,601)	6,940

Gross profit	183	700	748	(3)	1,628
Selling, general and administrative	142	76	451	—	669
Research and development	32	27	53	—	112
Other operating (income) expense	(4)	2	7	2	7
Restructuring, impairment and plant closing costs	2	—	50	—	52

Operating income	11	595	187	(5)	788
Interest (expense) income, net	(155)	31	(57)	—	(181)
Equity in income of investment in affiliates and subsidiaries	531	102	6	(634)	5
Loss on early extinguishment of debt	(2)	—	—	—	(2)
Other (expense) income	(22)	21	2	1	2

Income from continuing operations before income taxes	363	749	138	(638)	612
Income tax benefit (expense)	44	(214)	(18)	—	(188)

Income from continuing operations	407	535	120	(638)	424
Income (loss) from discontinued operations, net of tax	3	—	(10)	—	(7)

Income before extraordinary gain	410	535	110	(638)	417
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	1	—	1

Net income	410	535	111	(638)	418
Net income attributable to noncontrolling interests	—	—	(11)	3	(8)

Net income attributable to Huntsman International LLC	$410	$535	$100	$(635)	$410

Net income	$410	$535	$111	$(638)	$418
Other comprehensive income	80	80	72	(150)	82
Comprehensive income attributable to noncontrolling interests	—	—	(10)	—	(10)

Comprehensive income attributable to Huntsman International LLC	$490	$615	$173	$(788)	$490

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$682	$2,534	$5,229	$—	$8,445
Related party sales	353	400	868	(1,477)	144

Total revenues	1,035	2,934	6,097	(1,477)	8,589
Cost of goods sold	901	2,403	5,283	(1,463)	7,124

Gross profit	134	531	814	(14)	1,465
Selling, general and administrative	119	77	492	—	688
Research and development	37	25	61	—	123
Other operating expense (income)	31	(23)	(1)	—	7
Restructuring, impairment and plant closing costs	—	—	171	—	171

Operating (loss) income	(53)	452	91	(14)	476
Interest (expense) income, net	(164)	32	(65)	—	(197)
Equity in income (loss) of investment in affiliates and subsidiaries	300	(12)	7	(289)	6
Loss on early extinguishment of debt	(5)	—	—	—	(5)
Other expense	(16)	—	—	16	—

Income from continuing operations before income taxes	62	472	33	(287)	280
Income tax benefit (expense)	87	(166)	(32)	—	(111)

Income from continuing operations	149	306	1	(287)	169
Loss from discontinued operations, net of tax	—	(1)	(4)	—	(5)

Income (loss) before extraordinary gain	149	305	(3)	(287)	164
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	2	—	2

Net income (loss)	149	305	(1)	(287)	166
Net income attributable to noncontrolling interests	—	(2)	(9)	(6)	(17)

Net income (loss) attributable to Huntsman International LLC	$149	$303	$(10)	$(293)	$149

Net income (loss)	$149	$305	$(1)	$(287)	$166
Other comprehensive (loss) income	(36)	141	(77)	(63)	(35)
Comprehensive income attributable to noncontrolling interests	—	(1)	(11)	(6)	(18)

Comprehensive income (loss) attributable to Huntsman International LLC	$113	$445	$(89)	$(356)	$113

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$885	$3,349	$6,807	$—	$11,041
Related party sales	453	493	1,098	(1,864)	180

Total revenues	1,338	3,842	7,905	(1,864)	11,221
Cost of goods sold	1,178	3,160	6,855	(1,830)	9,363

Gross profit	160	682	1,050	(34)	1,858
Selling, general and administrative	182	97	637	—	916
Research and development	50	34	82	—	166
Other operating expense (income)	35	(18)	(37)	—	(20)
Restructuring, impairment and plant closing costs	1	—	166	—	167

Operating (loss) income	(108)	569	202	(34)	629
Interest (expense) income, net	(216)	43	(89)	—	(262)
Equity in income of investment in affiliates and subsidiaries	381	77	9	(459)	8
Loss on early extinguishment of debt	(7)	—	—	—	(7)
Other (expense) income	(35)	—	1	36	2

Income from continuing operations before income taxes	15	689	123	(457)	370
Income tax benefit (expense)	232	(210)	(35)	(100)	(113)

Income from continuing operations	247	479	88	(557)	257
Income (loss) from discontinued operations, net of tax	6	(1)	(6)	—	(1)

Income before extraordinary gain	253	478	82	(557)	256
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	4	—	4

Net income	253	478	86	(557)	260
Net income attributable to noncontrolling interests	—	(2)	(6)	1	(7)

Net income attributable to Huntsman International LLC	$253	$476	$80	$(556)	$253

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$790	$2,514	$5,745	$—	$9,049
Related party sales	262	513	958	(1,532)	201

Total revenues	1,052	3,027	6,703	(1,532)	9,250
Cost of goods sold	869	2,594	5,815	(1,506)	7,772

Gross profit	183	433	888	(26)	1,478
Operating expenses:
Selling, general and administrative	185	88	582	—	855
Research and development	52	30	69	—	151
Other operating (income) expense	(34)	11	23	—	—
Restructuring, impairment and plant closing costs	1	3	25	—	29

Operating income	(21)	301	189	(26)	443
Interest (expense) income, net	(215)	38	(71)	—	(248)
Equity in (loss) income of investment in affiliates and subsidiaries	(1,199)	91	24	1,108	24
Loss on early extinguishment of debt	(37)	—	—	—	(37)
Dividends income	1,569	—	—	(1,569)	—
Other (expense) income	(25)	—	2	25	2

Income from continuing operations before income taxes	72	430	144	(462)	184
Income tax benefit (expense)	101	(127)	(14)	—	(40)

Income from continuing operations	173	303	130	(462)	144
Income (loss) from discontinued operations, net of tax	7	68	(33)	—	42

Income before extraordinary loss	180	371	97	(462)	186
Extraordinary loss on the acquisition of a business, net of tax of nil	—	—	(1)	—	(1)

Net income	180	371	96	(462)	185
Net income attributable to noncontrolling interests	—	(2)	(4)	1	(5)

Net income attributable to Huntsman International LLC	$180	$369	$92	$(461)	$180

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees	$654	$2,106	$4,809	$—	$7,569
Related party sales	178	373	644	(1,099)	96

Total revenues	832	2,479	5,453	(1,099)	7,665
Cost of goods sold	676	1,983	4,977	(1,066)	6,570

Gross profit	156	496	476	(33)	1,095
Operating expenses:
Selling, general and administrative	154	123	562	—	839
Research and development	51	30	64	—	145
Other operating (income) expense	(24)	(31)	37	—	(18)
Restructuring, impairment and plant closing costs	9	2	77	—	88

Operating (loss) income	(34)	372	(264)	(33)	41
Interest (expense) income, net	(214)	40	(66)	—	(240)
Loss on accounts receivable securitization program	(15)	(2)	(6)	—	(23)
Equity in (loss) income of investment in affiliates and subsidiaries	(317)	(514)	6	828	3
Loss on early extinguishment of debt	(21)	—	—	—	(21)
Other expense	(33)	—	—	33	—

Loss from continuing operations before income taxes	(634)	(104)	(330)	828	(240)
Income tax benefit (expense)	224	(148)	(179)	(56)	(159)

Loss from continuing operations	(410)	(252)	(509)	772	(399)
Loss from discontinued operations, net of tax	—	(11)	(8)	—	(19)
Loss before extraordinary gain	(410)	(263)	(517)	772	(418)

Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	6	—	6

Net loss	(410)	(263)	(511)	772	(412)
Net loss attributable to noncontrolling interests	—	1	2	(1)	2

Net loss attributable to Huntsman International LLC	$(410)	$(262)	$(509)	$771	$(410)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (UNAUDITED)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$161	124	$349	$(1)	$633

Investing activities:
Capital expenditures	(14)	(55)	(179)	—	(248)
Cash paid for acquisition of a business	—	—	(17)	(1)	(18)
Increase in receivable from affiliate	(97)	—	—	—	(97)
Investment in affiliate	23	(11)	—	(12)	—
Investment in unconsolidated affiliate	(3)	(81)	—	—	(84)
Cash received from unconsolidated affiliates	—	51	—	—	51
Increase in restricted cash	—	—	(2)	—	(2)
Other, net	—	—	2	—	2

Net cash used in investing activities	(91)	(96)	(196)	(13)	(396)

Financing activities:
Net repayments under revolving loan facilities	—	—	(16)	—	(16)
Net borrowings on overdraft facilities	—	—	2	—	2
Repayments of short-term debt	—	—	(40)	—	(40)
Repayments of long-term debt	(175)	—	(67)	—	(242)
Proceeds from issuance of long-term debt	—	—	3	—	3
Proceeds from notes payable to affiliate	172	—	—	—	172
Repayments of notes payable	(24)	—	(9)	—	(33)
Borrowings on notes payable	33	—	1	—	34
Debt issuance costs paid	(4)	—	—	—	(4)
Call premiums related to early extinguishment of debt	(2)	—	—	—	(2)
Contribution from parent	—	11	11	(22)	—
Distribution to parent	—	(35)	—	35	—
Dividends paid to parent	(72)	(1)	(1)	2	(72)
Excess tax benefit related to stock-based compensation	4	—	—	—	4
Other, net	(2)	—	(2)	(1)	(5)

Net cash used in financing activities	(70)	(25)	(118)	14	(199)
Effect of exchange rate changes on cash	—	—	2	—	2

Increase in cash and cash equivalents	—	3	37	—	40
Cash and cash equivalents at beginning of period	4	—	227	—	231

Cash and cash equivalents at end of period	$4	3	$264	$—	$271

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by (used in) operating activities	$128	$69	$(125)	$(4)	$68

Investing activities:
Capital expenditures	(15)	(41)	(161)	—	(217)
Proceeds from settlements treated as reimbursement of capital expenditures	—	—	3	—	3
Cash assumed in connection with the initial consolidation of a variable interest entity	—	—	28	—	28
Cash paid for acquisition of a business	—	—	(23)	—	(23)
Proceeds from sale of business/assets	—	—	7	—	7
Increase in receivable from affiliate	(35)	—	—	—	(35)
Investment in affiliate	(138)	(4)	—	142	—
Investment in unconsolidated affiliate	—	(17)	—	—	(17)
Cash received from unconsolidated affiliates	—	19	—	—	19
Other, net	1	—	(4)	3	—

Net cash used in investing activities	(187)	(43)	(150)	145	(235)
Financing activities:
Net borrowings on overdraft facilities	—	—	10	—	10
Repayments of short-term debt	—	—	(151)	—	(151)
Borrowings on short-term debt	—	—	126	—	126
Repayments of long-term debt	(212)	—	(75)	—	(287)
Proceeds from issuance of long-term debt	—	—	89	—	89
Proceeds from notes payable to affiliate	105	—	—	—	105
Repayments of notes payable	(23)	—	(1)	—	(24)
Borrowings on notes payable	33	—	2	—	35
Debt issuance costs paid	(7)	—	—	—	(7)
Call premiums related to early extinguishment of debt	(5)	—	—	—	(5)
Contribution from parent	—	(32)	174	(142)	—
Dividends paid to noncontrolling interest	—	—	(5)	—	(5)
Dividends paid to parent	(56)	(1)	—	1	(56)
Excess tax benefit related to stock-based compensation	10	—	—	—	10
Other, net	—	—	3	—	3

Net cash (used in) provided by financing activities	(155)	(33)	172	(141)	(157)
Effect of exchange rate changes on cash	—	—	(3)	—	(3)

Decrease in cash and cash equivalents	(214)	(7)	(106)	—	(327)
Cash and cash equivalents at beginning of period	220	9	332	—	561

Cash and cash equivalents at end of period	$6	$2	$226	$—	$234

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$304	$99	$34	$(5)	$432

Investing activities:
Capital expenditures	(21)	(70)	(239)	—	(330)
Proceeds from settlements treated as reimbursement of capital expenditures	—	—	3	—	3
Acquisition of businesses, net of cash acquired and post-closing adjustments	—	—	(34)	—	(34)
Cash assumed in connection with the initial consolidation of a variable interest entity	—	—	28	—	28
Proceeds from sale of businesses/assets	—	8	40	—	48
Increase in receivable from affiliate	(57)	—	—	—	(57)
Investment in affiliate	(56)	(16)	—	72	—
Investment in unconsolidated affiliate	—	(26)	—	—	(26)
Cash received from unconsolidated affiliates	—	30	2	—	32
Other, net	—	—	(4)	3	(1)

Net cash used in investing activities	(134)	(74)	(204)	75	(337)

Financing activities:
Net repayments under revolving loan facilities	—	—	(2)	—	(2)
Net borrowings on overdraft facilities	—	—	9	—	9
Repayments of short-term debt	—	—	(187)	—	(187)
Borrowings on short-term debt	—	—	162	—	162
Repayments of long-term debt	(305)	—	(103)	—	(408)
Proceeds from issuance of long-term debt	—	—	98	—	98
Repayments of notes payable to affiliate	(105)	—	—	—	(105)
Proceeds from notes payable to affiliate	105	—	—	—	105
Repayments of notes payable	(32)	—	(2)	—	(34)
Borrowings on notes payable	33	—	2	—	35
Debt issuance costs paid	(7)	—	—	—	(7)
Call premiums related to early extinguishment of debt	(6)	—	—	—	(6)
Contribution from parent	—	(32)	104	(72)	—
Dividends paid to parent	(79)	(2)	—	2	(79)
Dividends paid to noncontrolling interests	—	—	(9)	—	(9)
Excess tax benefit related to stock-based compensation	10	—	—	—	10
Other, net	—	—	—	—	—

Net cash (used in) provided by financing activities	(386)	(34)	72	(70)	(418)

Effect of exchange rate changes on cash	—	—	(7)	—	(7)

Decrease in cash and cash equivalents	(216)	(9)	(105)	—	(330)
Cash and cash equivalents at beginning of period	220	9	332	—	561

Cash and cash equivalents at end of period	$4	$—	$227	$—	$231

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash (used in) provided by operating activities	$(241)	$15	$182	$(2)	$(46)

Investing activities:
Capital expenditures	(26)	(51)	(159)	—	(236)
Proceeds from settlements treated as reimbursement of capital expenditures	—	34	—	—	34
Cash assumed in connection with the initial consolidation of a variable interest entity	—	—	14	—	14
Proceeds from sale of businesses/assets	—	—	2	—	2
Increase in receivable from affiliate	(57)	—	—	—	(57)
Investment in affiliate	(65)	(13)	—	78	—
Investment in unconsolidated affiliates	—	(24)	(3)	—	(27)
Cash received from unconsolidated affiliates	—	26	5	—	31
Other, net	—	—	1	—	1

Net cash used in investing activities	(148)	(28)	(140)	78	(238)

Financing activities:
Net repayments under revolving loan facilities	—	—	(6)	—	(6)
Revolving loan facility from A/R Programs	254	—	—	—	254
Net borrowings on overdraft facilities	—	—	(2)	—	(2)
Repayments of short-term debt	—	—	(175)	—	(175)
Borrowings on short-term debt	—	—	212	—	212
Repayments of long-term debt	(1,154)	—	(53)	—	(1,207)
Proceeds from issuance of long-term debt	894	—	29	—	923
Repayments of note payable to affiliate	(125)	—	—	—	(125)
Proceeds from notes payable to affiliate	110	—	—	—	110
Intercompany repayments	—	—	(5)	5	—
Repayments of notes payable	(38)	—	(15)	—	(53)
Borrowings on notes payable	33	—	13	—	46
Debt issuance costs paid	(29)	—	—	—	(29)
Call premiums paid related to early extinguishment of debt	(28)	—	—	—	(28)
Contribution from parent	—	—	83	(83)	—
Dividends paid to parent	—	(2)	—	2	—
Excess tax benefit related to stock-based compensation	4	—	—	—	4
Other, net	—	—	(2)	—	(2)

Net cash (used in) provided by financing activities	(79)	(2)	79	(76)	(78)

Effect of exchange rate changes on cash	—	—	4	—	4

(Decrease) increase in cash and cash equivalents	(468)	(15)	125	—	(358)
Cash and cash equivalents at beginning of period	688	24	207	—	919

Cash and cash equivalents at end of period	$220	$9	$332	$—	$561

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2009
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$288	$48	$84	$—	$420

Investing activities:
Capital expenditures	(7)	(70)	(112)	—	(189)
Acquisition of business, net of cash acquired and post-closing adjustments	—	—	(31)	—	(31)
Proceeds from sale of business/assets	—	2	3	—	5
Increase in receivable from affiliate	(7)	—	—	—	(7)
Investment in affiliate	(258)	(69)	18	309	—
Investment in unconsolidated affiliate		(15)	—	—	(15)
Cash received from unconsolidated affiliate	—	22	—	—	22
Other, net	—	—	3	—	3

Net cash used in investing activities	(272)	(130)	(119)	309	(212)

Financing activities:
Net repayments under revolving loan facilities	—	—	(14)	—	(14)
Net repayments of overdraft facilities	—	—	(12)	—	(12)
Net repayments of short-term debt	—	—	(13)	—	(13)
Repayments of long-term debt	(510)	—	(32)	—	(542)
Proceeds from long-term debt	864	—	16	—	880
Repayments of notes payable to affiliate	(403)	—	—	—	(403)
Proceeds from notes payable to affiliate	529	—	—	—	529
Intercompany repayments	—	—	(50)	50	—
Repayments of notes payable	(43)	—	(20)	—	(63)
Borrowings on notes payable	42	—	22	—	64
Debt issuance costs paid	(5)	—	—	—	(5)
Call premiums related to early extinguishment of debt	(14)	—	—	—	(14)
Contribution from parent	236	103	256	(359)	236
Dividends paid to parent	(23)	—	—	—	(23)
Other, net	(1)	—	—	—	(1)

Net cash provided by financing activities	672	103	153	(309)	619

Effect of exchange rate changes on cash	—	—	5	—	5

Increase in cash and cash equivalents	688	21	123	—	832
Cash and cash equivalents at beginning of period	—	3	84	—	87

Cash and cash equivalents at end of period	$688	$24	$207	$—	$919

GENERAL (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 segment	Dec. 31, 2011 segment
GENERAL
Percentage of holding in subsidiaries	100.00%	100.00%
Number of business segments	5	5

BUSINESS COMBINATIONS (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 EMA Acquisition	Sep. 30, 2011 EMA Acquisition	Sep. 30, 2011 EMA Acquisition	Dec. 31, 2011 EMA Acquisition	Dec. 31, 2010 EMA Acquisition	Dec. 30, 2011 EMA Acquisition
BUSINESS COMBINATIONS AND DISPOSITIONS
Cash paid for business acquisition, net of cash acquired	$ 18	$ 23	$ 11
Excess of acquisition cost over historical carrying values								7
Net sales related to the business acquired				7	19	23	17
Net loss associated with the business acquired				$ (1)	$ (3)

BUSINESS COMBINATIONS (Details 2) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended				9 Months Ended	12 Months Ended
	Jul. 31, 2012 Russian MDI Acquisition USD ($)	Sep. 30, 2012 Russian MDI Acquisition USD ($)	Sep. 30, 2011 Russian MDI Acquisition USD ($)	Sep. 30, 2012 Russian MDI Acquisition USD ($)	Sep. 30, 2011 Russian MDI Acquisition USD ($)	Jul. 03, 2012 Russian MDI Acquisition USD ($)	Jul. 03, 2012 Russian MDI Acquisition EUR (€)	Sep. 30, 2011 Laffans Petrochemicals Limited USD ($)	Dec. 31, 2011 Laffans Petrochemicals Limited USD ($)	Dec. 31, 2010 Laffans Petrochemicals Limited USD ($)	Apr. 02, 2011 Laffans Petrochemicals Limited USD ($)
Estimated pro forma revenues and net income attributable
Remaining percentage of noncontrolling interest acquired						55.00%	55.00%
Ownership interest immediately prior to acquisition (as a percent)						45.00%	45.00%
Fair value of previously noncontrolling interest						$ 13
Non-cash pretax loss on consolidation of Investment	4
Discount rate	17.00%
Terminal growth rate	4.00%
Acquisition cost
Cash payments made						16	13				23
Fair value of assets acquired and liabilities assumed:
Accounts receivable						2					9
Inventories						9					2
Other current assets						1					2
Property, plant and equipment						31					12
Intangible assets											3
Accounts payable						(4)					(3)
Accrued liabilities						(1)					(1)
Other noncurrent liabilities											(1)
Deferred income taxes						(2)
Long-term debt						(7)
Total fair value of net assets acquired						29					23
Revenues		16
Earnings		3
Estimated pro forma revenues and net income (loss) attributable to business acquisition
Revenues			2,987	8,601	8,614			8,603	11,235	9,301
Net income attributable to Huntsman International								$ 150	$ 254	$ 181

INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Inventories
Raw materials and supplies	$ 471		$ 374		$ 321
Work in progress	96		92		99
Finished goods	1,314		1,162		1,043
Total	1,881		1,628		1,463
LIFO reserves	(74)		(89)		(67)
Net	1,807	[1]	1,539	[1]	1,396	[2]
Percentage of inventories recorded using the LIFO cost method	10.00%		12.00%		12.00%
Inventory - non-monetary open exchange
Inventories
Total	12		3		3
Inventory exchanges settled in cash
Deferred profit from inventories exchanged under open exchange agreements settled in cash	$ 2

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

VARIABLE INTEREST ENTITIES (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2011	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Assets and liabilities of VIE
Current assets		$ 4,313			$ 3,761		$ 3,722
Property, plant and equipment, net		3,531	[1]		3,510	[1]	3,469	[2]
Other noncurrent assets		484	[1]		482	[1]	495	[2]
Deferred income taxes		190			163		179
Intangible assets		75	[1]		93	[1]	107	[2]
Goodwill		107			114		94
Total assets		8,925			8,330		8,307
Current liabilities		2,045			1,961		2,207
Long-term debt		3,550	[1]		3,730	[1]	3,627	[2]
Deferred income taxes		272			106		94
Other noncurrent liabilities		907	[1]		1,003	[1]	852	[2]
Total liabilities		7,384			7,239		7,219
Fair value of the noncontrolling interest	61
Noncontrolling interest (as a percent)		100.00%			100.00%
Number of parents for which tax consequence adjustment is applicable		1			1
Consolidated VIE's
Identification of variable interest entities through investments and transactions
Number of joint ventures		4			4
Assets and liabilities of VIE
Property, plant and equipment, net		382			403		275
Other noncurrent assets		27			21		18
Intangible assets		20			23		7
Long-term debt		241			264		185
Other noncurrent liabilities		72			111		109
Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG
Assets and liabilities of VIE
Current assets		166			140
Property, plant and equipment, net		382			403
Other noncurrent assets		58			61
Deferred income taxes		45			45
Intangible assets		20			23
Goodwill		15			15
Total assets		686			687
Current liabilities		187			145
Long-term debt		245			269
Deferred income taxes		9			9
Other noncurrent liabilities		72			110
Total liabilities		513			533
Sasol Huntsman GmbH and Co. KG
Assets and liabilities of VIE
Current assets	61				54
Property, plant and equipment, net	155				141
Intangible assets	16				17
Goodwill	17				15
Total assets	249				227
Current liabilities	23				30
Long-term debt	93				87
Deferred income taxes	8				8
Other noncurrent liabilities	7				2
Total liabilities	131				127
Total goodwill amount deductible for the tax purposes		12			12
Decrease in amount of goodwill due to a change in foreign currency exchange rate					2
Average useful life of all other intangible assets		18 years			18 years
Pro forma revenues				8,618	11,259		9,337
One time non cash gain				12	12
One-time noncash income tax expense recognized	$ 2				$ 2
Noncontrolling interest (as a percent)	50.00%

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended				12 Months Ended		9 Months Ended	12 Months Ended				9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 2007 initiatives and prior	Sep. 30, 2012 2009 initiatives	Dec. 31, 2011 2009 initiatives	Dec. 31, 2010 2009 initiatives	Dec. 31, 2009 2009 initiatives	Sep. 30, 2012 2010 initiatives	Dec. 31, 2011 2010 initiatives	Dec. 31, 2010 2010 initiatives	Sep. 30, 2012 2011 initiatives	Dec. 31, 2011 2011 initiatives	Sep. 30, 2012 2012 initiatives	Sep. 30, 2012 Workforce reductions item position	Dec. 31, 2011 Workforce reductions position	Dec. 31, 2010 Workforce reductions	Dec. 31, 2009 Workforce reductions	Sep. 30, 2012 Workforce reductions 2007 initiatives and prior	Sep. 30, 2012 Workforce reductions 2009 initiatives	Dec. 31, 2011 Workforce reductions 2009 initiatives	Dec. 31, 2010 Workforce reductions 2009 initiatives	Dec. 31, 2009 Workforce reductions 2009 initiatives	Sep. 30, 2012 Workforce reductions 2010 initiatives	Dec. 31, 2011 Workforce reductions 2010 initiatives	Dec. 31, 2010 Workforce reductions 2010 initiatives	Sep. 30, 2012 Workforce reductions 2011 initiatives	Dec. 31, 2011 Workforce reductions 2011 initiatives	Sep. 30, 2012 Workforce reductions 2012 initiatives	Dec. 31, 2010 Demolition and decommissioning	Dec. 31, 2009 Demolition and decommissioning	Dec. 31, 2008 Demolition and decommissioning	Dec. 31, 2009 Demolition and decommissioning 2009 initiatives	Dec. 31, 2011 Demolition and decommissioning 2010 initiatives	Sep. 30, 2012 Demolition and decommissioning 2011 initiatives	Dec. 31, 2010 Non-cancelable lease costs	Sep. 30, 2012 Non-cancelable lease costs	Dec. 31, 2011 Non-cancelable lease costs	Dec. 31, 2008 Non-cancelable lease costs	Sep. 30, 2012 Non-cancelable lease costs 2007 initiatives and prior	Sep. 30, 2012 Non-cancelable lease costs 2010 initiatives	Dec. 31, 2011 Non-cancelable lease costs 2010 initiatives	Dec. 31, 2011 Non-cancelable lease costs 2011 initiatives	Sep. 30, 2012 Other restructuring costs	Dec. 31, 2010 Other restructuring costs	Dec. 31, 2009 Other restructuring costs	Sep. 30, 2012 Other restructuring costs 2007 initiatives and prior	Sep. 30, 2012 Other restructuring costs 2009 initiatives	Dec. 31, 2011 Other restructuring costs 2009 initiatives	Dec. 31, 2010 Other restructuring costs 2009 initiatives	Dec. 31, 2009 Other restructuring costs 2009 initiatives	Sep. 30, 2012 Other restructuring costs 2010 initiatives	Dec. 31, 2011 Other restructuring costs 2010 initiatives	Dec. 31, 2010 Other restructuring costs 2010 initiatives	Sep. 30, 2012 Other restructuring costs 2011 initiatives	Dec. 31, 2011 Other restructuring costs 2011 initiatives	Sep. 30, 2012 Other restructuring costs 2012 initiatives
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period			$ 92	$ 49	$ 49	$ 75	$ 75												$ 73	$ 36	$ 60	$ 68												$ 1	$ 2	$ 2				$ 2	$ 9	$ 11	$ 2					$ 8	$ 11	$ 3
Restructuring charges								2	5	7	9	78	1	15	23	9		39					2	1	1	4	56		2	22	4	87	33				8	2	1							10	1					4	6	5	14	1	1	1	4	1	6
Reversal of reserves no longer required	(1)	(1)	(14)	(4)	(5)	(7)	(8)												(13)	(5)	(6)	(8)																		(1)								(1)
Restructuring payments								(3)	(6)	(12)	(16)	(52)	(3)	(21)	(3)	(24)	(14)	(9)					(1)	(2)	(6)	(11)	(32)	(2)	(17)	(1)	(19)	(13)	(4)				(8)	(3)	(1)					(1)	(1)						(1)	(4)	(6)	(5)	(12)		(1)	(2)	(4)	(1)	(5)
Foreign currency effect on liability balance			1		(10)	4	(2)												1	(10)	3																												1	(2)
Accrued liabilities at the end of the period	$ 90		$ 90		$ 92	$ 49	$ 75												$ 73	$ 73	$ 36	$ 60												$ 1	$ 2	$ 2				$ 1	$ 9	$ 11	$ 2					$ 8	$ 11	$ 11
Number of positions terminated																			581	699
Number of positions not terminated																			544	650

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accrued liabilities by initiatives
Accrued liabilities	$ 90	$ 92	$ 49	$ 75	$ 75
2007 initiatives and prior
Accrued liabilities by initiatives
Accrued liabilities	2	2
2009 initiatives
Accrued liabilities by initiatives
Accrued liabilities	7	11	20
2010 initiatives
Accrued liabilities by initiatives
Accrued liabilities	9	16	24
2011 initiatives
Accrued liabilities by initiatives
Accrued liabilities	42	63
2012 initiatives
Accrued liabilities by initiatives
Accrued liabilities	$ 30

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended						9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended		9 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Polyurethanes	Dec. 31, 2009 Polyurethanes	Dec. 31, 2008 Polyurethanes	Dec. 31, 2011 Performance Products	Dec. 31, 2010 Performance Products	Dec. 31, 2008 Performance Products	Sep. 30, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Dec. 31, 2010 Advanced Materials	Dec. 31, 2009 Advanced Materials	Sep. 30, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Dec. 31, 2010 Textile Effects	Dec. 31, 2009 Textile Effects	Sep. 30, 2012 Pigments	Dec. 31, 2011 Pigments	Dec. 31, 2010 Pigments	Dec. 31, 2009 Pigments	Sep. 30, 2012 Discontinued Operations	Dec. 31, 2011 Discontinued Operations	Dec. 31, 2010 Discontinued Operations	Dec. 31, 2009 Discontinued Operations	Sep. 30, 2012 Corporate and other	Dec. 31, 2010 Corporate and other	Dec. 31, 2011 Corporate and other	Sep. 30, 2012 2007 initiatives and prior	Sep. 30, 2011 2007 initiatives and prior	Sep. 30, 2012 2007 initiatives and prior Textile Effects	Sep. 30, 2012 2007 initiatives and prior Pigments	Sep. 30, 2012 2009 initiatives	Sep. 30, 2011 2009 initiatives	Sep. 30, 2012 2009 initiatives	Sep. 30, 2011 2009 initiatives	Dec. 31, 2011 2009 initiatives	Dec. 31, 2010 2009 initiatives	Dec. 31, 2009 2009 initiatives	Sep. 30, 2012 2009 initiatives Advanced Materials	Dec. 31, 2011 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Advanced Materials	Dec. 31, 2009 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Textile Effects	Dec. 31, 2009 2009 initiatives Textile Effects	Sep. 30, 2012 2009 initiatives Pigments	Dec. 31, 2011 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Pigments	Dec. 31, 2009 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Corporate and other	Dec. 31, 2009 2009 initiatives Corporate and other	Dec. 31, 2009 2009 initiatives Corporate and other	Sep. 30, 2011 2010 initiatives	Sep. 30, 2012 2010 initiatives	Sep. 30, 2011 2010 initiatives	Dec. 31, 2011 2010 initiatives	Dec. 31, 2010 2010 initiatives	Sep. 30, 2012 2010 initiatives Performance Products	Dec. 31, 2010 2010 initiatives Performance Products	Sep. 30, 2012 2010 initiatives Textile Effects	Dec. 31, 2011 2010 initiatives Textile Effects	Dec. 31, 2010 2010 initiatives Textile Effects	Sep. 30, 2012 2010 initiatives Corporate and other	Dec. 31, 2011 2010 initiatives Corporate and other	Dec. 31, 2010 2010 initiatives Corporate and other	Sep. 30, 2012 2011 initiatives	Sep. 30, 2011 2011 initiatives	Sep. 30, 2012 2011 initiatives	Sep. 30, 2011 2011 initiatives	Dec. 31, 2011 2011 initiatives	Sep. 30, 2012 2011 initiatives Advanced Materials	Dec. 31, 2011 2011 initiatives Advanced Materials	Sep. 30, 2012 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Pigments	Sep. 30, 2012 2012 initiatives	Sep. 30, 2012 2012 initiatives	Sep. 30, 2012 2012 initiatives Polyurethanes	Sep. 30, 2012 2012 initiatives Advanced Materials
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period			$ 92	$ 49	$ 49	$ 75	$ 75		$ 2	$ 3	$ 1	$ 1	$ 1	$ 12	$ 2	$ 7	$ 1	$ 69	$ 25	$ 17	$ 63	$ 3	$ 8	$ 11	$ 7	$ 6	$ 6	$ 8	$ 34	$ 1	$ 4		$ 2						$ 11	$ 20	$ 20																	$ 16	$ 24	$ 24												$ 63
Restructuring charges														6	20		12	3	22				10		47								2	2	2		1	2	5	5	7	9	78	1		1	12		10	4	7	8	45			11	2	1	5	15	23		2		13	15	1	2	6	5	99	9	110	89	3	21	6	65	3	33	39	37	2
Reversal of reserves no longer required	(1)	(1)	(14)	(4)	(5)	(7)	(8)								(1)	(3)		(14)	(4)	(1)	(7)			(2)	(1)						(1)
Restructuring payments																																	(3)		(2)	(1)			(6)		(12)	(16)	(52)	(1)	(1)	(3)	(6)	(2)	(4)	(5)	(11)	(8)	(35)	(3)	(7)			(3)		(21)	(3)	(1)	(1)	(1)	(15)		(1)	(6)	(2)			(24)		(14)	(12)	(7)	(12)	(5)	(2)		(9)	(7)	(2)
Foreign currency effect on liability balance			1		(10)	4	(2)								(2)			1	(8)	3	(1)	1			(1)					(1)	1
Accrued liabilities at the end of the period	90		90		92	49	75	30	2	3	1	1	1	3	12	2	7	49	69	25	17	2	3	8	11	6	6	8	34		5		2				7		7		11	20																9		16	24									42		42		63						30	30
Current portion of restructuring reserves	56		56		91	47		18			1			2	11			28	69			2	3			6	6					1
Long-term portion of restructuring reserve	34		34		1	2		12						1	1			21
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year			16		17			1							1			15	10				6
Estimated additional charges beyond one year			$ 4		$ 15													$ 4	$ 15

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required	$ (1)		$ (1)							$ (14)	$ (4)	$ (5)	$ (7)	$ (8)
Non-cash charges	9		53							10	53	60	2	13
Total restructuring, impairment and plant closing costs	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year										16		17
Noncash charge related to pension settlement loss	8
Polyurethanes
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year										1
Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										6		20		12
Reversal of reserves no longer required												(1)	(3)
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year												1
Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges										3		22
Reversal of reserves no longer required										(14)		(4)	(1)	(7)
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year										15		10
Estimated additional charges												25
Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges												10		47
Reversal of reserves no longer required													(2)	(1)
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year												6
Workforce reductions
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required										(13)		(5)	(6)	(8)
Workforce reductions | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges												20		12
Workforce reductions | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges										5		62
Non-cash charges										2
Estimated additional future charges for current restructuring projects
Estimated additional charges										19
Noncash charge related to pension settlement loss										5
Basel, Switzerland
Estimated additional future charges for current restructuring projects
Noncash charge related to pension settlement loss										3
Basel, Switzerland | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges													15
Basel, Switzerland | Workforce reductions | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges												12
Grimsby, U.K. plant | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges										4		7	7	29
Non-cash charges														4
2007 initiatives and prior
Accrued restructuring costs by type of cost and initiative
Restructuring charges										2	2
2007 initiatives and prior | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges										2
2009 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges	1		2							5	5	7	9	78
2009 initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										1			1	12
2009 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges														10
2009 initiatives | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges										4		7	8	45
2010 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges			2							1	5	15	23
2010 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges												13	15
2010 initiatives | Workforce reductions | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required													2
2011 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges	5		99							9	110	89
2011 initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										3		21
2011 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges										6		65
2011 initiatives | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges												3
2012 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges	33									39
2012 initiatives | Polyurethanes
Accrued restructuring costs by type of cost and initiative
Restructuring charges										37
Annualized fixed costs										75
2012 initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										$ 2

DEBT (Details) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended										1 Months Ended							1 Months Ended		9 Months Ended													9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended							1 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended		0 Months Ended		1 Months Ended			9 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended			9 Months Ended				1 Months Ended
	Sep. 30, 2012 USD ($)		Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)		Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2009 USD ($)	Sep. 30, 2012 Consolidated VIE's USD ($)	Dec. 31, 2011 Consolidated VIE's USD ($)	Dec. 31, 2010 Consolidated VIE's USD ($)	Dec. 31, 2011 Australian subsidiary USD ($)	Dec. 31, 2011 Australian subsidiary AUD	Jun. 30, 2010 Term loans USD ($)	Apr. 30, 2010 Term loans USD ($)	Sep. 30, 2012 Term loans USD ($)	Dec. 31, 2011 Term loans USD ($)	Dec. 31, 2010 Term loans USD ($)	Dec. 31, 2011 Term loans Australian subsidiary USD ($)	Dec. 31, 2011 Term loans Australian subsidiary AUD	Mar. 31, 2012 Term loans Australian borrowings USD ($)	Mar. 31, 2012 Term loans Australian borrowings AUD	Sep. 30, 2012 Senior Credit Facilities USD ($)	Sep. 30, 2012 Accounts receivable programs USD ($)	Dec. 31, 2011 Accounts receivable programs USD ($)	Dec. 31, 2010 Accounts receivable programs USD ($)	Sep. 30, 2012 Senior notes USD ($)	Dec. 31, 2011 Senior notes USD ($)	Dec. 31, 2010 Senior notes USD ($)	Sep. 30, 2012 Senior subordinated notes USD ($)	Dec. 31, 2011 Senior subordinated notes USD ($)	Dec. 31, 2010 Senior subordinated notes USD ($)	Sep. 30, 2012 HPS (China) debt USD ($)	Dec. 31, 2011 HPS (China) debt USD ($)	Dec. 31, 2010 HPS (China) debt USD ($)	Sep. 30, 2012 HPS (China) secured term and working capital loan facilities U.S. dollar borrowings USD ($)	Dec. 31, 2011 HPS (China) secured term and working capital loan facilities U.S. dollar borrowings USD ($)	Sep. 30, 2012 HPS (China) secured term and working capital loan facilities RMB borrowings USD ($)	Sep. 30, 2012 HPS (China) secured term and working capital loan facilities RMB borrowings CNY	Dec. 31, 2011 HPS (China) secured term and working capital loan facilities RMB borrowings USD ($)	Dec. 31, 2011 HPS (China) secured term and working capital loan facilities RMB borrowings CNY	Sep. 30, 2012 HPS (China) working capital loans and commercial drafts RMB borrowings USD ($)	Sep. 30, 2012 HPS (China) working capital loans and commercial drafts RMB borrowings CNY	Dec. 31, 2011 HPS (China) working capital loans and commercial drafts RMB borrowings USD ($)	Dec. 31, 2011 HPS (China) working capital loans and commercial drafts RMB borrowings CNY	Sep. 30, 2012 Other debt instruments USD ($)	Dec. 31, 2011 Other debt instruments USD ($)	Dec. 31, 2010 Other debt instruments USD ($)	Mar. 31, 2012 Revolving Facility	Sep. 30, 2012 Revolving Facility USD ($)	Dec. 31, 2011 Revolving Facility USD ($)	Mar. 06, 2012 Revolving Facility USD ($)	Dec. 31, 2011 Revolving Facility Australian subsidiary USD ($)	Dec. 31, 2011 Revolving Facility Australian subsidiary AUD	Mar. 31, 2012 Revolving Facility Australian borrowings USD ($)	Mar. 31, 2012 Revolving Facility Australian borrowings AUD	Sep. 24, 2012 Term Loan B USD ($)	Sep. 07, 2012 Term Loan B USD ($)	Mar. 31, 2011 Term Loan B	Jun. 30, 2010 Term Loan B USD ($)	Apr. 30, 2010 Term Loan B USD ($)	Sep. 30, 2012 Term Loan B USD ($)	Dec. 31, 2011 Term Loan B USD ($)	Dec. 31, 2010 Term Loan B USD ($)	Mar. 06, 2012 Term Loan B USD ($)	Mar. 07, 2011 Term Loan B	Sep. 07, 2012 Term Loan C USD ($)	Jun. 30, 2010 Term Loan C USD ($)	Apr. 30, 2010 Term Loan C USD ($)	Sep. 30, 2012 Term Loan C USD ($)	Dec. 31, 2011 Term Loan C USD ($)	Dec. 31, 2010 Term Loan C USD ($)	Sep. 07, 2012 Extended Term Loan B USD ($)	Jun. 30, 2012 Extended Term Loan B	Sep. 30, 2012 Extended Term Loan B USD ($)	Dec. 31, 2011 Extended Term Loan B USD ($)	Sep. 07, 2012 Extended Term Loans B Series 2 USD ($)	Sep. 30, 2012 Extended Term Loans B Series 2 USD ($)	Sep. 30, 2012 Intercompany Note USD ($)	Dec. 31, 2011 Intercompany Note USD ($)	Sep. 30, 2012 Intercompany Note Maximum	Sep. 30, 2012 Intercompany Note Minimum	Sep. 30, 2012 Senior Notes, June 2016	Dec. 31, 2011 Senior Notes, June 2016 USD ($)	Mar. 31, 2012 Australian credit facilities Australian borrowings Australian subsidiary USD ($)	Mar. 31, 2012 Australian credit facilities Australian borrowings Australian subsidiary AUD
Debt
Total debt - excluding debt to affiliates	$ 3,680			$ 3,680			$ 3,942		$ 4,146			$ 266	$ 281	$ 200					$ 1,613	$ 1,696	$ 1,688						$ 237	$ 237	$ 238	$ 490	$ 472	$ 452	$ 892	$ 976	$ 1,279	$ 109	$ 167	$ 188											$ 73	$ 113	$ 101
Total current portion of debt	130	[1]		130	[1]		212	[1]	519	[2]		25	16	15
Long-term portion	3,550	[1]		3,550	[1]		3,730	[1]	3,627	[2]		241	264	185
Notes payable to affiliates-current	100			100			100		100
Notes payable to affiliates-noncurrent	610			610			439		439
Total debt	4,390			4,390			4,481		4,685
Decrease in the interest rate margin (as a percent)																																																				0.50%
Undrawn commitment fee (as a percent)																																																				0.50%
Committed amount before increase																																																							300
Committed Amount																																																					400		400
Principal Outstanding															26	26						12	12																																	14	14								243	652		346					419	427				637	650		342
Amount Outstanding																																							10	12	56	354	75	474	43	270	79	499																	243	652							391	394				637	650		342						600
Reference rate																																								LIBOR			Peoples Bank of China Rate	Peoples Bank of China Rate									US LIBOR	US LIBOR											US LIBOR	US LIBOR							US LIBOR	US LIBOR			LIBOR	US LIBOR	US LIBOR		US LIBOR			US LIBOR	U.S. A/R Program
Increase in the interest rate margin (as a percent)																																																														1.00%															3.00%
Reference rate (as a percent)																																								0.48%			90.00%	90.00%									2.50%	3.00%											1.50%	1.50%							2.25%	2.25%				2.50%	2.50%		2.75%			(0.25%)	(0.10%)
Amount of letter of credit and bank guarantees issued and outstanding																																																					19	20
Weighted average interest rate at period end (as a percent)																				2.00%						3.00%
Interest rate (as a percent)																																								1.00%			6.00%	6.00%			6.00%	6.00%																																						5.50%	5.50%
Prepayment of term loan																																																												58	3		83	124						4	27	40				6				4
Loss on early extinguishment of debt	1		2	2		5	7		37		21						(2)	(5)								1
Future percentage of amortization of the principal amount																																																																					1.00%												1.00%
Minimum number of months prior to the maturity date of the debt instrument																																																																																						3 months
Outstanding loan due to Huntsman Corporation																																																																																		707
Due to Huntsman Corporation, current																																																																																		100	100
Amount repaid																								$ 12	12														$ 2	$ 4	$ 19	120	$ 24	151	$ 36	229												$ 15	14						$ 3		$ 16						$ 4		$ 5			$ 7										$ 27	26
Debt instrument covenant consolidated leverage ratio																																																					3.75

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

DEBT (Details 2) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended					1 Months Ended				3 Months Ended				1 Months Ended				3 Months Ended							3 Months Ended		0 Months Ended	1 Months Ended				12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Notes payable USD ($)	Dec. 31, 2010 Notes payable USD ($)	Mar. 31, 2012 7.5% Senior Subordinated Notes due 2015 USD ($)	Mar. 31, 2012 7.5% Senior Subordinated Notes due 2015 EUR (€)	Mar. 31, 2010 7.5% Senior Subordinated Notes due 2015 USD ($)	Mar. 31, 2010 7.5% Senior Subordinated Notes due 2015 EUR (€)	Sep. 30, 2011 7.5% Senior Subordinated Notes due 2015 USD ($)	Sep. 30, 2011 7.5% Senior Subordinated Notes due 2015 EUR (€)	Mar. 26, 2012 7.5% Senior Subordinated Notes due 2015	Mar. 17, 2010 7.5% Senior Subordinated Notes due 2015	Sep. 30, 2010 6.875% Senior Subordinated Notes due 2013 USD ($)	Sep. 30, 2010 6.875% Senior Subordinated Notes due 2013 EUR (€)	Mar. 31, 2010 6.875% Senior Subordinated Notes due 2013 USD ($)	Mar. 31, 2010 6.875% Senior Subordinated Notes due 2013 EUR (€)	Dec. 31, 2011 6.875% Senior Subordinated Notes due 2013 USD ($)	Dec. 31, 2011 6.875% Senior Subordinated Notes due 2013 EUR (€)	Sep. 30, 2011 6.875% Senior Subordinated Notes due 2013 USD ($)	Sep. 30, 2011 6.875% Senior Subordinated Notes due 2013 EUR (€)	Sep. 30, 2012 6.875% Senior Subordinated Notes due 2013	Sep. 27, 2010 6.875% Senior Subordinated Notes due 2013	Mar. 17, 2010 6.875% Senior Subordinated Notes due 2013	Sep. 30, 2011 7.50% Senior Subordinated Notes due 2013 USD ($)	Sep. 30, 2011 7.50% Senior Subordinated Notes due 2013 EUR (€)	Jul. 25, 2011 7.375% Senior Subordinated Notes due 2013 USD ($)	Jul. 31, 2011 7.375% Senior Subordinated Notes due 2015 USD ($)	Jan. 31, 2011 7.375% Senior Subordinated Notes due 2015 USD ($)	Jul. 25, 2011 7.375% Senior Subordinated Notes due 2015	Jan. 18, 2011 7.375% Senior Subordinated Notes due 2015	Dec. 31, 2010 Term loans USD ($)
Redemption of Notes and Loss on Early Extinguishment of Debt
Principal Amount of Notes Redeemed										$ 86	€ 64	$ 81	€ 59	$ 17	€ 12			$ 177	€ 132	$ 253	€ 184	$ 94	€ 70	$ 19	€ 14				$ 17	€ 12	$ 75	$ 75	$ 100
Amount Paid (Excluding Accrued Interest)										87	65	81	59	17	12			183	137	259	189	96	71	19	14				17	12	77	77	102
Loss on early extinguishment of debt	$ 1	$ 2	$ 2	$ 5	$ 7	$ 37	$ 21	$ 30	$ 176	$ 1		$ 2						$ 7		$ 7		$ 2									$ 2	$ 2	$ 3			$ 7
Interest rate on long-term debt (as a percent)														7.50%	7.50%	7.50%	7.50%							6.88%	6.88%	6.88%	6.88%	6.88%	7.50%	7.50%	7.38%			7.38%	7.38%

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended					3 Months Ended		9 Months Ended		1 Months Ended		9 Months Ended		12 Months Ended							9 Months Ended		9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Sep. 30, 2012 Forward foreign currency contracts USD ($)	Dec. 31, 2011 Forward foreign currency contracts USD ($)	Dec. 31, 2010 Forward foreign currency contracts USD ($)	Jan. 31, 2010 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument	Sep. 30, 2012 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Dec. 31, 2010 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Sep. 30, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2011 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2010 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2009 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company	Sep. 30, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company Maximum USD ($)	Sep. 30, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company Maximum USD ($)	Dec. 31, 2009 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument	Sep. 30, 2012 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2010 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Sep. 30, 2012 Five-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company Maximum USD ($)	Dec. 31, 2011 Floating to fixed interest rate contract USD ($)	Dec. 31, 2011 Floating to fixed interest rate contract EUR (€)	Dec. 31, 2009 Floating to fixed interest rate contract	Sep. 30, 2012 Floating to fixed interest rate contract USD ($)	Sep. 30, 2012 Floating to fixed interest rate contract EUR (€)	Sep. 30, 2012 Floating to fixed interest rate contract Maximum USD ($)	Sep. 30, 2012 Floating to fixed interest rate contract Maximum EUR (€)	Sep. 30, 2012 Floating to fixed interest rate contract Maximum USD ($)	Sep. 30, 2012 Floating to fixed interest rate contract Maximum EUR (€)	Mar. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Mar. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€)	Sep. 30, 2012 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($) item	Sep. 30, 2012 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€) item	Dec. 31, 2011 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($) item	Dec. 31, 2011 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€) item	Mar. 15, 2015 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Mar. 15, 2015 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€)	Dec. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Sep. 30, 2012 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Dec. 31, 2011 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Sep. 30, 2011 Forward interest rate contract beginning in December, 2014	Sep. 01, 2011 Forward interest rate contract beginning in December, 2014 USD ($)	Sep. 30, 2011 Forward interest rate contract beginning in January, 2015	Sep. 01, 2011 Forward interest rate contract beginning in January, 2015 USD ($)
Derivative Instruments and Hedging Activities
Notional Amounts								$ 199	$ 263	$ 183		$ 50	$ 50		$ 36	$ 38						$ 50	$ 50																								$ 50		$ 50
Hedging period of interest rate contract											5 years			5 years				12 years			5 years
Fixed percentage to be paid under the hedge												2.80%	2.80%		5.02%	5.02%						2.60%	2.60%					3.62%																		2.50%		2.50%
Variable rate basis												one-month LIBOR	one-month LIBOR rate		LIBOR							one-month LIBOR	one-month LIBOR rate					EURIBOR																		one-month LIBOR		one-month LIBOR
Fair value of the hedge												3	3	2	6	6	5					3	3	2																				4	1
Strike price (as a percent)																												3.62%
Notional amount of hedge																										66	51		61	47
Fair value of interest rate derivative not designated as hedging instrument recorded in other noncurrent liabilities																										(3)	(3)		3	2
Interest income (expense) due to changes in the fair value of the swap																(1)	1		1	1					1	(2)	(2)				1	1	1	1
Maximum maturity period of spot or forward exchange rate contracts								1 year	3 months
Stated rate of interest (as a percent)																																					8.63%	8.63%	8.63%	8.63%
Number of counterparties																																					3	3	3	3
Amount paid to counterparties																																			350
Amount received from counterparties																																				255
Amount payable to counterparties on maturity of derivative contract																																										255
Amount receivable from counterparties on maturity of derivative contract																																									350
U.S. dollar interest payments to be received on March 15 and September 15 of each year																																					15			11
Equivalent annual rate of interest receivable (as a percent)																																					8.63%	8.63%	8.63%	8.63%
U.S. dollar interest payments to be made on March 15 and September 15 of each year																																						11	15
Equivalent annual rate of interest payable (as a percent)																																					8.41%	8.41%	8.41%	8.41%
Fair value of the swap																																					29		27				19
Euro-denominated debt and cross currency interest rate swap as a hedge of net investments	327	327	412			255	319
Amount of loss recognized on the hedge of net investments	6	1	(5)	(34)	5
Net euro assets	$ 1,558	$ 1,558	$ 1,503			€ 1,211	€ 1,162

FAIR VALUE (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair values of financial instruments
Available-for-sale equity securities - non-qualified employee benefit plan investments		$ 12	$ 11
Carrying Amount
Fair values of financial instruments
Available-for-sale equity securities - non-qualified employee benefit plan investments	14	12	11
Long-term debt (including current portion)	(3,680)	(3,942)	(4,146)
Carrying Amount | Cross Currency Interest Rate Contract
Fair values of financial instruments
Derivative contracts - assets	29	27	19
Carrying Amount | Interest rate contract
Fair values of financial instruments
Derivative contracts - liabilities	(19)	(17)	(9)
Estimated Fair Value
Fair values of financial instruments
Available-for-sale equity securities - non-qualified employee benefit plan investments	14	12	11
Long-term debt (including current portion)	(3,941)	(4,061)	(4,371)
Estimated Fair Value | Cross Currency Interest Rate Contract
Fair values of financial instruments
Derivative contracts - assets	29	27	19
Estimated Fair Value | Interest rate contract
Fair values of financial instruments
Derivative contracts - liabilities	$ (19)	$ (17)	$ (9)

FAIR VALUE (Details 2) (Recurring basis, USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated Fair Value
Assets:
Total assets	$ 43	$ 39	$ 30
Estimated Fair Value | Cross currency interest rate contract
Assets:
Total assets	29	27	19
Estimated Fair Value | Interest rate contract
Liabilities:
Total liabilities	(19)	(17)	(9)
Estimated Fair Value | Equity mutual funds
Assets:
Total assets	14	12	11
Quoted prices in active markets for identical assets (Level 1)
Assets:
Total assets	14	12	11
Quoted prices in active markets for identical assets (Level 1) | Equity mutual funds
Assets:
Total assets	14	12	11
Significant other observable inputs (Level 2)
Assets:
Total assets	29
Significant other observable inputs (Level 2) | Cross currency interest rate contract
Assets:
Total assets	29
Significant other observable inputs (Level 2) | Interest rate contract
Liabilities:
Total liabilities	(19)	(17)	(9)
Significant unobservable inputs (Level 3)
Assets:
Total assets		27	19
Significant unobservable inputs (Level 3) | Cross currency interest rate contract
Assets:
Total assets		$ 27	$ 19

FAIR VALUE (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period			$ 19	$ 262
Total (losses) gains
Included in other comprehensive income (loss)			8	7
Balance at end of period			27	19
Changes in unrealized losses relating to assets at the end of the period, included in other comprehensive income (loss)	24		(8)	(7)
Cross Currency Interest Rate Contract
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period	(5)	27	19
Transfer out of Level 3		(27)
Total (losses) gains
Included in other comprehensive income (loss)	24		8	7
Balance at end of period	$ 19		$ 27	$ 19

EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Defined Benefit Plans	Sep. 30, 2011 Defined Benefit Plans	Sep. 30, 2012 Defined Benefit Plans	Sep. 30, 2011 Defined Benefit Plans	Sep. 30, 2012 Other Postretirement Benefit Plans	Sep. 30, 2011 Other Postretirement Benefit Plans	Sep. 30, 2012 Other Postretirement Benefit Plans	Sep. 30, 2011 Other Postretirement Benefit Plans
Components of net periodic benefit cost
Service cost							$ 12	$ 18	$ 43	$ 51	$ 1		$ 3	$ 2
Interest cost							36	39	109	116	2	2	5	6
Expected return on assets							(45)	(47)	(136)	(141)
Amortization of prior service cost							(2)	(2)	(6)	(5)	(1)	(1)	(2)	(2)
Amortization of actuarial loss							13	9	37	26		1	1	1
Settlement loss							8		8
Net periodic benefit cost							22	17	55	47	2	2	7	7
Reduction of pension liability		23
Contributions to pension and other postretirement benefit plans		124	132	14	14	12
Expected contributions to pension and other postretirement benefit plans during remainder of 2012	31	31
Noncash charge related to pension settlement loss	$ 8

OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive loss
Foreign currency translation adjustments	$ 242		$ 242		$ 217	$ 296
Pension and other postretirement benefit adjustments	(787)		(787)		(845)	(663)
Other comprehensive income (loss) of unconsolidated affiliates	7		7		8	7
Other, net	(3)		(3)		(3)	(1)
Total	(541)		(541)		(623)	(361)
Amounts attributable to non controlling interests	10		10		12	7
Amounts attributable to the entity	(531)		(531)		(611)	(354)
Other comprehensive (loss) income
Foreign currency translations adjustments	94	(118)	25	30	(79)	23	71
Foreign currency translation adjustments, tax amount			10		11	12
Pension and other postretirement benefits adjustments	15	(77)	58	(66)	(182)	(28)	136
Pension and other postretirement benefit adjustment, tax amount			140		156	124
Other comprehensive income (loss) of unconsolidated affiliates		3	(1)	3	1		(2)
Other, net		(2)		(2)
Other comprehensive income (loss)	109	(194)	82	(35)	(262)	(7)	207
Amounts attributable to non controlling interests	(2)		(2)	(1)	5	1	(1)
Amounts attributable to the entity	$ 107	$ (194)	$ 80	$ (36)	$ (257)	$ (6)	$ 206

COMMITMENTS AND CONTINGENCIES (Details) Share data in Millions, unless otherwise specified	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended				1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012 Accepted and tendered cases USD ($) lawsuit	Sep. 30, 2011 Accepted and tendered cases lawsuit	Dec. 31, 2011 Accepted and tendered cases USD ($) lawsuit	Dec. 31, 2010 Accepted and tendered cases lawsuit	Dec. 31, 2009 Accepted and tendered cases lawsuit	Sep. 30, 2012 Accepted cases not subject to indemnification USD ($) lawsuit	Sep. 30, 2011 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2011 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2010 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2009 Accepted cases not subject to indemnification lawsuit	Dec. 31, 2010 Antitrust matters - Direct action cases lawsuit	May 31, 2006 Antitrust matters - Direct and indirect action cases lawsuit	Feb. 28, 2010 Antitrust matters - Purported class action cases lawsuit	Sep. 30, 2012 Product Delivery Claim USD ($)	Sep. 30, 2012 Product Delivery Claim EUR (€)	Dec. 31, 2011 Product Delivery Claim USD ($)	Dec. 31, 2011 Product Delivery Claim EUR (€)	Jul. 03, 2012 Indemnification Matter
LEGAL MATTERS
Experience with tendering cases	18 years		18 years
Information about the cases
Unresolved at beginning of period (number of cases)	1,080	1,116	1,116	1,138	1,140	36	37	37	39	43
Tendered during period	3	10	10	24	18
Filed during period						8	9	11	5	3
Resolved during period	2	43	46	46	20	3	8	12	7	7
Unresolved at end of period (number of cases)	1,081	1,083	1,080	1,116	1,138	41	38	36	37	39
Payment of gross settlement costs						$ 82,000	$ 442,000	$ 584,000	$ 201,000
Accrued liability relating to the cases	10,000,000		10,000,000			225,000		460,000
Receivable relating to indemnity protection of the cases	10,000,000		10,000,000
Number of purported class action cases filed											3	2	2
Amount of claims of customer														191,000,000	153,000,000		150,000,000
Amount of insurance available for claims in excess of specified amount														10,000,000		10,000,000
Aggregate amount of current claims														145,000,000	113,000,000
Minimum range of possible loss															0
Maximum range of possible loss															€ 113,000,000
Common stock loss due to Banks' misrepresentations (in shares)																		19

ENVIRONMENTAL, HEALTH AND SAFETY MATTERS (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2007	Sep. 30, 2012 metrictonne site	Sep. 30, 2011	Dec. 31, 2011 metrictonne site	Dec. 31, 2010	Dec. 31, 2009
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS
Capital expenditures for EHS matters		$ 61	$ 55	$ 92	$ 85	$ 54
Number of former facilities or third party sites with claims against the entity for cleanup liabilities		10		10
Number of former facilities or third party sites with claims against the entity for cleanup liabilities operated by predecessor companies		1		1
Liability related to estimated environmental remediation costs		30				30
Accrued environmental liabilities		35		36	48
Accrued environmental liabilities, classified as accrued liabilities		10		7	13
Accrued environmental liabilities, classified as other noncurrent liabilities		25		29	35
Maximum period for payment of remediation liabilities		30 years		30 years
Period over which Registration, Evaluation and Authorization of Chemicals (REACH) program is phased	11 years
Minimum quantity of chemical substances and isolated intermediates, companies can manufacture in or import into the EEA per year which will require registration		1		1
REACH compliance expenditures				$ 5	$ 9	$ 3

STOCK-BASED COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STOCK-BASED COMPENSATION PLANS
Authorized number of shares to be granted under the Stock Incentive Plan	32,600,000		32,600,000		32,600,000
Remaining shares available for grant	8,000,000		8,000,000		10,600,000
Vesting period			3 years		3 years
STOCK-BASED COMPENSATION PLANS
Compensation cost from continuing operations	$ 6	$ 2	$ 20	$ 17	$ 22	$ 24	$ 16
Total income tax benefit recognized in the statements of operations for stock-based compensation arrangements			6	5	6	8	6
Stock options
STOCK-BASED COMPENSATION PLANS
Maximum contractual term			10 years		10 years
Weighted average of the assumptions utilized for stock options granted
Dividend yield (as a percent)		3.60%	3.00%	2.30%	2.30%	3.00%	15.40%
Expected volatility (as a percent)		65.00%	65.30%	65.60%	65.60%	69.00%	70.40%
Risk-free interest rate (as a percent)		1.80%	1.30%	2.80%	2.80%	3.10%	2.50%
Expected life of stock options granted during the period		6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days
Option Awards, Shares
Outstanding at the beginning of the period (in shares)			10,345,000	10,997,000	10,997,000
Granted (in shares)			1,363,000		953,000
Exercised (in shares)			(661,000)		(1,268,000)
Forfeited (in shares)			(251,000)		(337,000)
Outstanding at the end of the period (in shares)	10,796,000		10,796,000		10,345,000	10,997,000
Exercisable at the end of the period (in shares)	8,643,000		8,643,000		7,089,000
Option Awards, Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)			$ 13.83	$ 12.28	$ 12.28
Granted (in dollars per share)			$ 13.41		$ 17.51
Exercised (in dollars per share)			$ 3.25		$ 2.82
Forfeited (in dollars per share)			$ 19.76		$ 15.14
Outstanding at the end of the period (in dollars per share)	$ 14.29		$ 14.29		$ 13.83	$ 12.28
Exercisable at the end of the period (in dollars per share)	$ 14.27		$ 14.27		$ 16.34
Outstanding, Weighted Average Remaining Contractual Term			5 years 7 months 6 days		5 years 10 months 24 days
Exercisable, Weighted Average Remaining Contractual Term			4 years 9 months 18 days		5 years
Outstanding, Aggregate Intrinsic Value	41		41		27
Exercisable, Aggregate Intrinsic Value	38		38		13
Weighted-average grant-date fair value of stock options granted (in dollars per share)			$ 6.36		$ 9.17	$ 6.97	$ 0.51
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Stock Incentive Plan	11		11		8
Weighted-average period over which cost is expected to be recognized			1 year 7 months 6 days		7 months 6 days
Total intrinsic value of stock options exercised			$ 7	$ 19	$ 19	$ 14

STOCK-BASED COMPENSATION PLANS (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Nonvested shares
Weighted Average Grant-Date Fair Value
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Stock Incentive Plan	$ 21		$ 16
Weighted-average period over which cost is expected to be recognized	1 year 2 months 12 days		10 months 24 days
Value of share awards vested	$ 21	$ 23	$ 23	$ 18	$ 12
Equity Awards
Nonvested shares
Nonvested at the beginning of the period (in shares)	2,287,000	3,126,000	3,126,000
Granted (in shares)	934,000		675,000
Vested (in shares)	(1,395,000)		(1,500,000)
Forfeited (in shares)	(27,000)		(14,000)
Nonvested at the end of the period (in shares)	1,799,000		2,287,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 9.92	$ 6.95	$ 6.95
Granted (in dollars per share)	$ 13.41		$ 17.55
Vested (in dollars per share)	$ 7.07		$ 7.2
Forfeited (in dollars per share)	$ 15.26		$ 4.98
Nonvested at the end of the period (in dollars per share)	$ 13.86		$ 9.92
Liability Awards
Nonvested shares
Nonvested at the beginning of the period (in shares)	1,100,000	1,642,000	1,642,000
Granted (in shares)	383,000		311,000
Vested (in shares)	(760,000)		(729,000)
Forfeited (in shares)	(63,000)		(124,000)
Nonvested at the end of the period (in shares)	660,000		1,100,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 9.42	$ 6.05	$ 6.05
Granted (in dollars per share)	$ 13.41		$ 17.59
Vested (in dollars per share)	$ 6.53		$ 5.55
Forfeited (in dollars per share)	$ 15.32		$ 7.99
Nonvested at the end of the period (in dollars per share)	$ 14.51		$ 9.42
Restricted stock units
Nonvested shares
Vested (in shares)	(72,161)		(115,045)
Weighted Average Grant-Date Fair Value
The number of restricted stock units vested at the balance sheet date (in shares)	516,338		444,177

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INCOME TAXES
Net increase in unrecognized tax benefits with a corresponding income tax expense										$ 4
INCOME TAXES
Income tax expense										212	121
Change in valuation allowance												(19)	(22)	230
Restructuring, impairment and plant closing costs	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Discrete benefit from de-recognition of net deferred tax liability										3
Polyurethanes and Textile Effects
INCOME TAXES
Tax benefit of restructuring, impairment and plant closing										12
Restructuring, impairment and plant closing costs										50
Textile Effects and Advanced Materials
INCOME TAXES
Tax benefit of restructuring, impairment and plant closing											2
Restructuring, impairment and plant closing costs											160
Guatemala, Indonesia, and China
INCOME TAXES
Change in valuation allowance										1
Luxembourg
INCOME TAXES
Change in valuation allowance										$ 12	$ 8

DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DISCONTINUED OPERATIONS
Operating income	$ 240	$ 83	$ 788	$ 476	$ 629	$ 443	$ 41
Income tax (expense) benefit		7	(2)	(1)	5	(10)	80
(Loss) income from discontinued operations, net of tax	(1)	10	(7)	(5)	(1)	42	(19)
Huntsman Chemical Company Australia Pty Ltd ("HCCA")
DISCONTINUED OPERATIONS
Number of claimants with whom the entity has agreed to settle claims					2
AUSTRALIA STYRENICS BUSINESS SHUTDOWN
DISCONTINUED OPERATIONS
Revenues	10	10	28	28	38	52	98
Costs and expenses, net of credits	(11)	7	(37)	(34)	(44)	(85)	(182)
Operating income	(1)	17	(9)	(6)
Income tax (expense) benefit		(7)	2	1	2	28	74
(Loss) income from discontinued operations, net of tax	$ (1)	$ 10	$ (7)	$ (5)	$ (4)	$ (24)	$ (10)

OPERATING SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012 segment	Sep. 30, 2011	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
OPERATING SEGMENT INFORMATION
Number of segments										5		5
Segment reporting information
Revenues	$ 2,741	$ 2,632	$ 2,976	$ 2,934	$ 2,679	$ 2,412	$ 2,401	$ 2,343	$ 2,094	$ 8,568	$ 8,589	$ 11,221	$ 9,250	$ 7,665
Segment EBITDA	340		204							1,083	766	1,039	860	329
Interest expense, net	(59)		(66)							(181)	(197)
Income tax expense-continuing operations	(62)		(55)							(188)	(111)	(113)	(40)	(159)
Income tax (expense) benefit-discontinued operations			(7)							2	1	(5)	10	(80)
Depreciation and amortization	(102)		(107)							(306)	(310)	(416)	(382)	(420)
Net income (loss) attributable to Huntsman International LLC	117	104	(31)	117	63	31	58	117	(26)	410	149	253	180	(410)
Subtotal
Segment reporting information
Segment EBITDA	340		187							1,087	772	1,045	807	426
Depreciation and amortization												416	381	418
Polyurethanes
Segment reporting information
Revenues	1,244		1,209							3,735	3,391	4,434	3,605	3,005
Segment EBITDA	203		136							544	392	469	319	388
Depreciation and amortization												160	155	160
Performance Products
Segment reporting information
Revenues	742		846							2,319	2,546	3,301	2,659	2,090
Segment EBITDA	107		97							282	325	385	363	246
Depreciation and amortization												110	92	78
Advanced Materials
Segment reporting information
Revenues	328		349							1,014	1,059	1,372	1,244	1,059
Segment EBITDA	24		2							77	69	125	143	59
Depreciation and amortization												33	33	38
Textile Effects
Segment reporting information
Revenues	182		173							562	563	737	787	691
Segment EBITDA	(22)		(157)							(37)	(175)	(199)	1	(64)
Depreciation and amortization												27	26	19
Pigments
Segment reporting information
Revenues	319		455							1,150	1,243	1,642	1,213	960
Segment EBITDA	69		161							346	357	501	205	(25)
Depreciation and amortization												74	67	104
Eliminations
Segment reporting information
Revenues	(74)		(56)							(212)	(213)	(265)	(258)	(140)
Corporate and other
Segment reporting information
Segment EBITDA	(41)		(52)							(125)	(196)	(236)	(224)	(178)
Depreciation and amortization												12	8	19
Discontinued Operations
Segment reporting information
Segment EBITDA			17							(4)	(6)	(6)	53	(97)
Depreciation and amortization													$ 1	$ 2

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Condensed consolidating financial statements
Percentage of holding in subsidiaries	100.00%		100.00%
Current assets:
Cash and cash equivalents	$ 271	[1]	$ 231	[1]	$ 234	$ 561	[2]	$ 919	$ 87
Restricted cash	9	[1]	8	[1]		7	[2]
Accounts and notes receivable (net)	1,626	[1]	1,529	[1]		1,413	[2]
Accounts receivable from affiliates	263		148			100
Inventories	1,807	[1]	1,539	[1]		1,396	[2]
Prepaid expenses	63		46			45
Deferred income taxes	40		40			40
Other current assets	234	[1]	220	[1]		160	[2]
Total current assets	4,313		3,761			3,722
Property, plant and equipment, net	3,531	[1]	3,510	[1]		3,469	[2]
Investment in unconsolidated affiliates	223		202			234
Intangible assets, net	75	[1]	93	[1]		107	[2]
Goodwill	107		114			94
Deferred income taxes	190		163			179
Notes receivable from affiliates	2		5			7
Other noncurrent assets	484	[1]	482	[1]		495	[2]
Total assets	8,925		8,330			8,307
Current liabilities:
Accounts payable	1,017	[1]	862	[1]		840	[2]
Accounts payable to affiliates	51		64			59
Accrued liabilities	718	[1]	694	[1]		626	[2]
Deferred income taxes	29		29			63
Note payable to affiliate	100		100			100
Current portion of debt	130	[1]	212	[1]		519	[2]
Total current liabilities	2,045		1,961			2,207
Long-term debt	3,550	[1]	3,730	[1]		3,627	[2]
Notes payable to affiliates	610		439			439
Deferred income taxes	272		106			94
Other noncurrent liabilities	907	[1]	1,003	[1]		852	[2]
Total liabilities	7,384		7,239			7,219
Huntsman International LLC members' equity:
Members' equity	3,103		3,081			3,049
Accumulated deficit	(1,155)		(1,493)			(1,667)
Accumulated other comprehensive (loss) income	(531)		(611)			(354)
Total Huntsman International LLC members' equity	1,417		977			1,028
Noncontrolling interests in subsidiaries	124		114			60
Total equity	1,541		1,091		1,246	1,088		847	919
Total liabilities and equity	8,925		8,330			8,307
Parent Company
Current assets:
Cash and cash equivalents	4		4		6	220		688
Accounts and notes receivable (net)	34		13			17
Accounts receivable from affiliates	1,621		1,105			1,275
Inventories	91		105			78
Prepaid expenses	9		9			11
Deferred income taxes	6		6			5
Other current assets	218		90
Total current assets	1,983		1,332			1,606
Property, plant and equipment, net	375		393			417
Investment in unconsolidated affiliates	5,875		5,286			5,018
Intangible assets, net	30		42			62
Goodwill	(16)		(16)			(17)
Deferred income taxes	66		154			(9)
Notes receivable from affiliates	20		20			51
Other noncurrent assets	84		81			73
Total assets	8,417		7,292			7,201
Current liabilities:
Accounts payable	55		53			42
Accounts payable to affiliates	2,955		2,244			1,892
Accrued liabilities	91		117			102
Note payable to affiliate	100		100			100
Current portion of debt	24		33			114
Total current liabilities	3,225		2,547			2,250
Long-term debt	2,995		3,128			3,320
Notes payable to affiliates	607		435			435
Deferred income taxes			9			8
Other noncurrent liabilities	173		196			160
Total liabilities	7,000		6,315			6,173
Huntsman International LLC members' equity:
Members' equity	3,103		3,081			3,049
Accumulated deficit	(1,155)		(1,493)			(1,667)
Accumulated other comprehensive (loss) income	(531)		(611)			(354)
Total Huntsman International LLC members' equity	1,417		977			1,028
Total equity	1,417		977			1,028
Total liabilities and equity	8,417		7,292			7,201
Guarantors
Current assets:
Cash and cash equivalents	3				2	9		24	3
Accounts and notes receivable (net)	146		151			112
Accounts receivable from affiliates	3,933		3,041			2,530
Inventories	312		271			240
Prepaid expenses	11		7			6
Other current assets	4		9			3
Total current assets	4,409		3,479			2,900
Property, plant and equipment, net	859		868			881
Investment in unconsolidated affiliates	1,670		1,460			1,403
Intangible assets, net	2		2			3
Goodwill	82		82			84
Notes receivable from affiliates	928		920			930
Other noncurrent assets	133		137			169
Total assets	8,083		6,948			6,370
Current liabilities:
Accounts payable	251		205			212
Accounts payable to affiliates	1,119		822			860
Accrued liabilities	353		204			77
Deferred income taxes	39		39			55
Total current liabilities	1,762		1,270			1,204
Deferred income taxes	144		79			(28)
Other noncurrent liabilities	152		163			138
Total liabilities	2,058		1,512			1,314
Huntsman International LLC members' equity:
Members' equity	4,732		4,754			4,764
Accumulated deficit	(289)		(820)			(1,308)
Accumulated other comprehensive (loss) income	1,582		1,502			1,600
Total Huntsman International LLC members' equity	6,025		5,436			5,056
Total equity	6,025		5,436			5,056
Total liabilities and equity	8,083		6,948			6,370
Non-guarantors
Current assets:
Cash and cash equivalents	264		227		226	332		207	84
Restricted cash	9		8			7
Accounts and notes receivable (net)	1,446		1,365			1,284
Accounts receivable from affiliates	119		93			79
Inventories	1,411		1,167			1,089
Prepaid expenses	61		43			42
Deferred income taxes	49		49			44
Other current assets	230		222			160
Total current assets	3,589		3,174			3,037
Property, plant and equipment, net	2,297		2,247			2,169
Investment in unconsolidated affiliates	134		147			172
Intangible assets, net	47		52			42
Goodwill	41		48			27
Deferred income taxes	189		191			161
Notes receivable from affiliates	2		5			7
Other noncurrent assets	267		264			253
Total assets	6,566		6,128			5,868
Current liabilities:
Accounts payable	711		604			586
Accounts payable to affiliates	1,386		1,089			1,091
Accrued liabilities	509		487			464
Deferred income taxes	7		7			19
Current portion of debt	106		179			405
Total current liabilities	2,719		2,366			2,565
Long-term debt	555		602			307
Notes payable to affiliates	952		944			985
Deferred income taxes	94		98			86
Other noncurrent liabilities	582		644			555
Total liabilities	4,902		4,654			4,498
Huntsman International LLC members' equity:
Members' equity	2,349		2,343			2,217
Accumulated deficit	(295)		(396)			(549)
Accumulated other comprehensive (loss) income	(471)		(546)			(318)
Total Huntsman International LLC members' equity	1,583		1,401			1,351
Noncontrolling interests in subsidiaries	81		73			19
Total equity	1,664		1,474			1,370
Total liabilities and equity	6,566		6,128			5,868
Eliminations
Current assets:
Accounts receivable from affiliates	(5,410)		(4,091)			(3,784)
Inventories	(7)		(4)			(11)
Prepaid expenses	(18)		(13)			(14)
Deferred income taxes	(15)		(15)			(9)
Other current assets	(218)		(101)			(3)
Total current assets	(5,668)		(4,224)			(3,821)
Property, plant and equipment, net			2			2
Investment in unconsolidated affiliates	(7,456)		(6,691)			(6,359)
Intangible assets, net	(4)		(3)
Deferred income taxes	(65)		(182)			27
Notes receivable from affiliates	(948)		(940)			(981)
Total assets	(14,141)		(12,038)			(11,132)
Current liabilities:
Accounts payable to affiliates	(5,409)		(4,091)			(3,784)
Accrued liabilities	(235)		(114)			(17)
Deferred income taxes	(17)		(17)			(11)
Total current liabilities	(5,661)		(4,222)			(3,812)
Notes payable to affiliates	(949)		(940)			(981)
Deferred income taxes	34		(80)			28
Other noncurrent liabilities						(1)
Total liabilities	(6,576)		(5,242)			(4,766)
Huntsman International LLC members' equity:
Members' equity	(7,081)		(7,097)			(6,981)
Accumulated deficit	584		1,216			1,857
Accumulated other comprehensive (loss) income	(1,111)		(956)			(1,282)
Total Huntsman International LLC members' equity	(7,608)		(6,837)			(6,407)
Noncontrolling interests in subsidiaries	43		41			41
Total equity	(7,565)		(6,796)			(6,366)
Total liabilities and equity	$ (14,141)		$ (12,038)			$ (11,132)

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED) (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Trade sales, services and fees, net	$ 2,691		$ 2,923							$ 8,406	$ 8,445	$ 11,041	$ 9,049	$ 7,569
Related party sales	50		53							162	144	180	201	96
Total revenues	2,741	2,632	2,976	2,934	2,679	2,412	2,401	2,343	2,094	8,568	8,589	11,221	9,250	7,665
Cost of goods sold	2,199		2,481							6,940	7,124	9,363	7,772	6,570
Gross profit	542	393	495	505	465	384	420	388	286	1,628	1,465	1,858	1,478	1,095
Selling, general and administrative	220		216							669	688	916	855	839
Research and development	35		42							112	123	166	151	145
Other operating (income) expense			(1)							7	7	(20)		(18)
Restructuring, impairment and plant closing costs (credits)	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Operating income	240		83							788	476	629	443	41
Interest (expense) income, net	(59)		(66)							(181)	(197)
Equity in income (loss) of investment in affiliates and subsidiaries	2		2							5	6	8	24	3
Loss on early extinguishment of debt	(1)		(2)							(2)	(5)	(7)	(37)	(21)
Other income	1		(1)							2
Income (loss) from continuing operations before income taxes	183		16							612	280	370	184	(240)
Income tax expense	(62)		(55)							(188)	(111)	(113)	(40)	(159)
Income (loss) from continuing operations	121	88	(39)	127	81	40	60	57	(13)	424	169	257	144	(399)
Income (loss) from discontinued operations, net of tax	(1)		10							(7)	(5)	(1)	42	(19)
Income (loss) before extraordinary gain (loss)	120	92	(29)	126	67	34	59	119	(26)	417	164	256	186	(418)
Extraordinary gain on the acquisition of a business, net of tax of nil	1									1	2	4	(1)	6
Net income (loss)	121	94	(29)	127	68	33	59	119	(26)	418	166	260	185	(412)
Net loss (income) attributable to noncontrolling interests	(4)		(2)							(8)	(17)	(7)	(5)	2
Net income (loss) attributable to Huntsman International LLC	117	104	(31)	117	63	31	58	117	(26)	410	149	253	180	(410)
Other comprehensive (loss) income	109		(194)							82	(35)	(262)	(7)	207
Comprehensive income attributable to noncontrolling interests	(6)		(2)							(10)	(18)	(2)	(4)	1
Comprehensive income (loss) attributable to Huntsman International LLC	224		(225)							490	113	(4)	174	(204)
Parent Company
Revenues:
Trade sales, services and fees, net	240		247							718	682	885	790	654
Related party sales	187		161							536	353	453	262	178
Total revenues	427		408							1,254	1,035	1,338	1,052	832
Cost of goods sold	362		360							1,071	901	1,178	869	676
Gross profit	65		48							183	134	160	183	156
Selling, general and administrative	43		35							142	119	182	185	154
Research and development	10		13							32	37	50	52	51
Other operating (income) expense	(1)		(2)							(4)	31	35	(34)	(24)
Restructuring, impairment and plant closing costs (credits)	1									2		1	1	9
Operating income	12		2							11	(53)	(108)	(21)	(34)
Interest (expense) income, net	(52)		(54)							(155)	(164)
Equity in income (loss) of investment in affiliates and subsidiaries	146		19							531	300	381	(1,199)	(317)
Loss on early extinguishment of debt	(1)		(2)							(2)	(5)	(7)	(37)	(21)
Other income										(22)	(16)
Income (loss) from continuing operations before income taxes	105		(35)							363	62	15	72	(634)
Income tax expense	11		11							44	87	232	101	224
Income (loss) from continuing operations	116		(24)							407	149	247	173	(410)
Income (loss) from discontinued operations, net of tax	1		(7)							3		6	7
Income (loss) before extraordinary gain (loss)	117									410	149	253	180	(410)
Net income (loss)	117		(31)							410	149	253	180	(410)
Net income (loss) attributable to Huntsman International LLC	117		(31)							410	149	253	180	(410)
Other comprehensive (loss) income	107		(194)							80	(36)
Comprehensive income (loss) attributable to Huntsman International LLC	224		(225)							490	113
Guarantors
Revenues:
Trade sales, services and fees, net	838		870							2,654	2,534	3,349	2,514	2,106
Related party sales	92		117							346	400	493	513	373
Total revenues	930		987							3,000	2,934	3,842	3,027	2,479
Cost of goods sold	689		821							2,300	2,403	3,160	2,594	1,983
Gross profit	241		166							700	531	682	433	496
Selling, general and administrative	25		20							76	77	97	88	123
Research and development	9		9							27	25	34	30	30
Other operating (income) expense	(5)		15							2	(23)	(18)	11	(31)
Restructuring, impairment and plant closing costs (credits)	(1)												3	2
Operating income	213		122							595	452	569	301	372
Interest (expense) income, net	10		11							31	32
Equity in income (loss) of investment in affiliates and subsidiaries	(20)		(73)							102	(12)	77	91	(514)
Other income	21									21
Income (loss) from continuing operations before income taxes	224		60							749	472	689	430	(104)
Income tax expense	(80)		(46)							(214)	(166)	(210)	(127)	(148)
Income (loss) from continuing operations	144		14							535	306	479	303	(252)
Income (loss) from discontinued operations, net of tax			(1)								(1)	(1)	68	(11)
Income (loss) before extraordinary gain (loss)	144									535	305	478	371	(263)
Net income (loss)	144		13							535	305	478	371	(263)
Net loss (income) attributable to noncontrolling interests	1		(1)								(2)	(2)	(2)	1
Net income (loss) attributable to Huntsman International LLC	145		12							535	303	476	369	(262)
Other comprehensive (loss) income	61		(167)							80	141
Comprehensive income attributable to noncontrolling interests	1										(1)
Comprehensive income (loss) attributable to Huntsman International LLC	206		(154)							615	445
Non-guarantors
Revenues:
Trade sales, services and fees, net	1,613		1,803							5,034	5,229	6,807	5,745	4,809
Related party sales	306		299							884	868	1,098	958	644
Total revenues	1,919		2,102							5,918	6,097	7,905	6,703	5,453
Cost of goods sold	1,706		1,827							5,170	5,283	6,855	5,815	4,977
Gross profit	213		275							748	814	1,050	888	476
Selling, general and administrative	152		161							451	492	637	582	562
Research and development	16		20							53	61	82	69	64
Other operating (income) expense	4		(14)							7	(1)	(37)	23	37
Restructuring, impairment and plant closing costs (credits)	47		155							50	171	166	25	77
Operating income	(6)		(47)							187	91	202	189	(264)
Interest (expense) income, net	(17)		(23)							(57)	(65)
Equity in income (loss) of investment in affiliates and subsidiaries	3		2							6	7	9	24	6
Other income	1									2
Income (loss) from continuing operations before income taxes	(19)		(68)							138	33	123	144	(330)
Income tax expense	7		(20)							(18)	(32)	(35)	(14)	(179)
Income (loss) from continuing operations	(12)		(88)							120	1	88	130	(509)
Income (loss) from discontinued operations, net of tax	(2)		18							(10)	(4)	(6)	(33)	(8)
Income (loss) before extraordinary gain (loss)	(14)									110	(3)	82	97	(517)
Extraordinary gain on the acquisition of a business, net of tax of nil	1									1	2	4	(1)	6
Net income (loss)	(13)		(70)							111	(1)	86	96	(511)
Net loss (income) attributable to noncontrolling interests	(6)		(1)							(11)	(9)	(6)	(4)	2
Net income (loss) attributable to Huntsman International LLC	(19)		(71)							100	(10)	80	92	(509)
Other comprehensive (loss) income	87		(184)							72	(77)
Comprehensive income attributable to noncontrolling interests	(8)		(2)							(10)	(11)
Comprehensive income (loss) attributable to Huntsman International LLC	66		(256)							173	(89)
Eliminations
Revenues:
Trade sales, services and fees, net			3
Related party sales	(535)		(524)							(1,604)	(1,477)	(1,864)	(1,532)	(1,099)
Total revenues	(535)		(521)							(1,604)	(1,477)	(1,864)	(1,532)	(1,099)
Cost of goods sold	(558)		(527)							(1,601)	(1,463)	(1,830)	(1,506)	(1,066)
Gross profit	23		6							(3)	(14)	(34)	(26)	(33)
Other operating (income) expense	2									2
Operating income	21		6							(5)	(14)	(34)	(26)	(33)
Equity in income (loss) of investment in affiliates and subsidiaries	(127)		54							(634)	(289)	(459)	1,108	828
Other income	(21)		(1)							1	16
Income (loss) from continuing operations before income taxes	(127)		59							(638)	(287)	(457)	(462)	828
Income tax expense												(100)		(56)
Income (loss) from continuing operations	(127)		59							(638)	(287)	(557)	(462)	772
Income (loss) before extraordinary gain (loss)	(127)									(638)	(287)	(557)	(462)	772
Net income (loss)	(127)		59							(638)	(287)	(557)	(462)	772
Net loss (income) attributable to noncontrolling interests	1									3	(6)	1	1	(1)
Net income (loss) attributable to Huntsman International LLC	(126)		59							(635)	(293)	(556)	(461)	771
Other comprehensive (loss) income	(146)		351							(150)	(63)
Comprehensive income attributable to noncontrolling interests	1										(6)
Comprehensive income (loss) attributable to Huntsman International LLC	$ (272)		$ 410							$ (788)	$ (356)

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED) (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	$ 633		$ 68		$ 432		$ (46)		$ 420
Investing Activities:
Capital expenditures	(248)		(217)		(330)		(236)		(189)
Proceeds from settlements treated as reimbursement of capital expenditures			3		3		34
Cash assumed in connection with the initial consolidation of a variable interest entity			28		28		14
Cash paid for acquisition of a business	(18)		(23)
Proceeds from sale of business/assets			7
Increase (decrease) in receivable from affiliate	(97)		(35)		(57)		(57)		(7)
Investment in unconsolidated affiliates	(84)		(17)		(26)		(27)		(15)
Cash received from unconsolidated affiliates	51		19		32		31		22
Increase in restricted cash	(2)
Other, net	2				(1)		1		3
Net cash used in investing activities	(396)		(235)		(337)		(238)		(212)
Financing Activities:
Net borrowings (repayments) under revolving loan facilities	(16)				(2)		(6)		(14)
Net borrowings on overdraft facilities	2		10		9		(2)		(12)
Repayments of short-term debt	(40)		(151)		(187)		(175)		(13)
Borrowings on short-term debt			126		162		212
Repayments of long-term debt	(242)		(287)		(408)		(1,207)		(542)
Proceeds from issuance of long-term debt	3		89		98		923		880
Proceeds from notes payable to affiliate	172		105		105		110		529
Repayments of notes payable	(33)		(24)		(34)		(53)		(63)
Borrowings on notes payable	34		35		35		46		64
Debt issuance costs paid	(4)		(7)		(7)		(29)		(5)
Call premiums related to early extinguishment of debt	(2)		(5)		(6)		(28)		(14)
Contribution from parent									236
Dividends paid to parent	(72)		(56)		(79)				(23)
Dividends paid to noncontrolling interest			(5)		(9)
Excess tax benefit related to stock-based compensation	4		10		10		4
Other, net	(5)		3				(2)		(1)
Net cash used in financing activities	(199)		(157)		(418)		(78)		619
Effect of exchange rate changes on cash	2		(3)		(7)		4		5
Increase (decrease) in cash and cash equivalents	40		(327)		(330)		(358)		832
Cash and cash equivalents at beginning of period	231	[1]	561	[2]	561	[2]	919		87
Cash and cash equivalents at end of period	271	[1]	234		231	[1]	561	[2]	919
Parent Company
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	161		128		304		(241)		288
Investing Activities:
Capital expenditures	(14)		(15)		(21)		(26)		(7)
Increase (decrease) in receivable from affiliate	(97)		(35)		(57)		(57)		(7)
Investment in consolidated affiliate	23		(138)		(56)		(65)		(258)
Investment in unconsolidated affiliates	(3)
Other, net			1
Net cash used in investing activities	(91)		(187)		(134)		(148)		(272)
Financing Activities:
Repayments of long-term debt	(175)		(212)		(305)		(1,154)		(510)
Proceeds from issuance of long-term debt							894		864
Proceeds from notes payable to affiliate	172		105		105		110		529
Repayments of notes payable	(24)		(23)		(32)		(38)		(43)
Borrowings on notes payable	33		33		33		33		42
Debt issuance costs paid	(4)		(7)		(7)		(29)		(5)
Call premiums related to early extinguishment of debt	(2)		(5)		(6)		(28)		(14)
Contribution from parent									236
Dividends paid to parent	(72)		(56)		(79)				(23)
Excess tax benefit related to stock-based compensation	4		10		10		4
Other, net	(2)								(1)
Net cash used in financing activities	(70)		(155)		(386)		(79)		672
Increase (decrease) in cash and cash equivalents			(214)		(216)		(468)		688
Cash and cash equivalents at beginning of period	4		220		220		688
Cash and cash equivalents at end of period	4		6		4		220		688
Guarantors
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	124		69		99		15		48
Investing Activities:
Capital expenditures	(55)		(41)		(70)		(51)		(70)
Proceeds from settlements treated as reimbursement of capital expenditures							34
Investment in consolidated affiliate	(11)		(4)		(16)		(13)		(69)
Investment in unconsolidated affiliates	(81)		(17)		(26)		(24)		(15)
Cash received from unconsolidated affiliates	51		19		30		26		22
Net cash used in investing activities	(96)		(43)		(74)		(28)		(130)
Financing Activities:
Contribution from parent	11		(32)		(32)				103
Distribution to parent	(35)
Dividends paid to parent	(1)		(1)		(2)		(2)
Net cash used in financing activities	(25)		(33)		(34)		(2)		103
Increase (decrease) in cash and cash equivalents	3		(7)		(9)		(15)		21
Cash and cash equivalents at beginning of period			9		9		24		3
Cash and cash equivalents at end of period	3		2				9		24
Non-guarantors
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	349		(125)		34		182		84
Investing Activities:
Capital expenditures	(179)		(161)		(239)		(159)		(112)
Proceeds from settlements treated as reimbursement of capital expenditures			3		3
Cash assumed in connection with the initial consolidation of a variable interest entity			28		28		14
Cash paid for acquisition of a business	(17)		(23)
Proceeds from sale of business/assets			7
Investment in consolidated affiliate									18
Investment in unconsolidated affiliates							(3)
Cash received from unconsolidated affiliates					2		5
Increase in restricted cash	(2)
Other, net	2		(4)		(4)		1		3
Net cash used in investing activities	(196)		(150)		(204)		(140)		(119)
Financing Activities:
Net borrowings (repayments) under revolving loan facilities	(16)				(2)		(6)		(14)
Net borrowings on overdraft facilities	2		10		9		(2)		(12)
Repayments of short-term debt	(40)		(151)		(187)		(175)		(13)
Borrowings on short-term debt			126		162		212
Repayments of long-term debt	(67)		(75)		(103)		(53)		(32)
Proceeds from issuance of long-term debt	3		89		98		29		16
Repayments of notes payable	(9)		(1)		(2)		(15)		(20)
Borrowings on notes payable	1		2		2		13		22
Contribution from parent	11		174		104		83		256
Dividends paid to parent	(1)
Dividends paid to noncontrolling interest			(5)		(9)
Other, net	(2)		3				(2)
Net cash used in financing activities	(118)		172		72		79		153
Effect of exchange rate changes on cash	2		(3)		(7)		4		5
Increase (decrease) in cash and cash equivalents	37		(106)		(105)		125		123
Cash and cash equivalents at beginning of period	227		332		332		207		84
Cash and cash equivalents at end of period	264		226		227		332		207
Eliminations
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	(1)		(4)		(5)		(2)
Investing Activities:
Cash paid for acquisition of a business	(1)
Investment in consolidated affiliate	(12)		142		72		78		309
Other, net			3		3
Net cash used in investing activities	(13)		145		75		78		309
Financing Activities:
Contribution from parent	(22)		(142)		(72)		(83)		(359)
Distribution to parent	35
Dividends paid to parent	2		1		2		2
Other, net	(1)
Net cash used in financing activities	$ 14		$ (141)		$ (70)		$ (76)		$ (309)

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

SUBSEQUENT EVENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended		0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 24, 2012 Term Loan B	Sep. 07, 2012 Term Loan B	Jun. 30, 2010 Term Loan B	Apr. 30, 2010 Term Loan B	Oct. 31, 2012 Subsequent Event Term Loan B	Nov. 02, 2012 Subsequent Event Debt refinancing Senior Notes due 2020
SUBSEQUENT EVENTS
Face amount of debt intended to be issued to redeem portion of existing senior notes													$ 300
Expected loss on early extinguishment of debt	1	2	2	5	7	37	21						55
Prepayment of term loan								$ 58	$ 3	$ 83	$ 124	$ 50

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 271	[1]	$ 231	[1]	$ 234	$ 561	[2]	$ 919	$ 87
Restricted cash	9	[1]	8	[1]		7	[2]
Accounts and notes receivable (net of allowance for doubtful accounts of $46 and $52, respectively), ($659 and $589 pledged as collateral, respectively)	1,626	[1]	1,529	[1]		1,413	[2]
Accounts receivable from affiliates	263		148			100
Inventories	1,807	[1]	1,539	[1]		1,396	[2]
Prepaid expenses	63		46			45
Deferred income taxes	40		40			40
Other current assets	234	[1]	220	[1]		160	[2]
Total current assets	4,313		3,761			3,722
Property, plant and equipment, net	3,531	[1]	3,510	[1]		3,469	[2]
Investment in unconsolidated affiliates	223		202			234
Intangible assets, net	75	[1]	93	[1]		107	[2]
Goodwill	107		114			94
Deferred income taxes	190		163			179
Notes receivable from affiliates	2		5			7
Other noncurrent assets	484	[1]	482	[1]		495	[2]
Total assets	8,925		8,330			8,307
Current liabilities:
Accounts payable	1,017	[1]	862	[1]		840	[2]
Accounts payable to affiliates	51		64			59
Accrued liabilities	718	[1]	694	[1]		626	[2]
Deferred income taxes	29		29			63
Note payable to affiliate	100		100			100
Current portion of debt	130	[1]	212	[1]		519	[2]
Total current liabilities	2,045		1,961			2,207
Long-term debt	3,550	[1]	3,730	[1]		3,627	[2]
Notes payable to affiliates	610		439			439
Deferred income taxes	272		106			94
Other noncurrent liabilities	907	[1]	1,003	[1]		852	[2]
Total liabilities	7,384		7,239			7,219
Commitments and contingencies (Notes 19 and 20)
Huntsman International LLC members' equity:
Members' equity, 2,728 units issued and outstanding	3,103		3,081			3,049
Accumulated deficit	(1,155)		(1,493)			(1,667)
Accumulated other comprehensive loss	(531)		(611)			(354)
Total Huntsman International LLC members' equity	1,417		977			1,028
Noncontrolling interests in subsidiaries	124		114			60
Total equity	1,541		1,091		1,246	1,088		847	919
Total liabilities and equity	$ 8,925		$ 8,330			$ 8,307

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts and notes receivable, allowance for doubtful accounts (in dollars)	$ 46		$ 46			$ 52
Accounts and notes receivable, pledged as collateral (in dollars)	592		659			589
Members' equity, units issued (in units)	2,728		2,728		2,728	2,728
Members' equity, units outstanding (in units)	2,728		2,728			2,728
Variable Interest Entity
Cash and cash equivalents	271	[1]	231	[1]	234	561	[2]	919	87
Restricted cash	9	[1]	8	[1]		7	[2]
Accounts and notes receivable (net)	1,626	[1]	1,529	[1]		1,413	[2]
Inventories	1,807	[1]	1,539	[1]		1,396	[2]
Other current assets	234	[1]	220	[1]		160	[2]
Property, plant and equipment (net)	3,531	[1]	3,510	[1]		3,469	[2]
Intangible assets (net)	75	[1]	93	[1]		107	[2]
Other noncurrent assets	484	[1]	482	[1]		495	[2]
Accounts payable	1,017	[1]	862	[1]		840	[2]
Accrued liabilities	718	[1]	694	[1]		626	[2]
Current portion of debt	130	[1]	212	[1]		519	[2]
Long-term debt	3,550	[1]	3,730	[1]		3,627	[2]
Other noncurrent liabilities	907	[1]	1,003	[1]		852	[2]
Consolidated VIE's
Variable Interest Entity
Cash and cash equivalents	31		44			7
Restricted cash	9		2
Accounts and notes receivable (net)	40		29			8
Inventories	42		47			45
Other current assets	1		1			2
Property, plant and equipment (net)	382		403			275
Intangible assets (net)	20		23			7
Other noncurrent assets	27		21			18
Accounts payable	63		55			56
Accrued liabilities	25		21			16
Current portion of debt	25		16			15
Long-term debt	241		264			185
Other noncurrent liabilities	$ 72		$ 111			$ 109

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Trade sales, services and fees, net	$ 2,691		$ 2,923							$ 8,406	$ 8,445	$ 11,041	$ 9,049	$ 7,569
Related party sales	50		53							162	144	180	201	96
Total revenues	2,741	2,632	2,976	2,934	2,679	2,412	2,401	2,343	2,094	8,568	8,589	11,221	9,250	7,665
Cost of goods sold	2,199		2,481							6,940	7,124	9,363	7,772	6,570
Gross profit	542	393	495	505	465	384	420	388	286	1,628	1,465	1,858	1,478	1,095
Operating expenses:
Selling, general and administrative	220		216							669	688	916	855	839
Research and development	35		42							112	123	166	151	145
Other operating income			(1)							7	7	(20)		(18)
Restructuring, impairment and plant closing costs	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Total expenses	302		412							840	989	1,229	1,035	1,054
Operating income	240		83							788	476	629	443	41
Interest expense, net												(262)	(248)	(240)
Loss on accounts receivable securitization program														(23)
Equity in income of investment in unconsolidated affiliates	2		2							5	6	8	24	3
Loss on early extinguishment of debt	(1)		(2)							(2)	(5)	(7)	(37)	(21)
Other income												2	2
Income (loss) from continuing operations before income taxes	183		16							612	280	370	184	(240)
Income tax expense	(62)		(55)							(188)	(111)	(113)	(40)	(159)
Income (loss) from continuing operations	121	88	(39)	127	81	40	60	57	(13)	424	169	257	144	(399)
Income (loss) from discontinued operations, net of tax	(1)		10							(7)	(5)	(1)	42	(19)
Income (loss) before extraordinary gain (loss)	120	92	(29)	126	67	34	59	119	(26)	417	164	256	186	(418)
Extraordinary gain (loss) on the acquisition of a business, net of tax of nil	1									1	2	4	(1)	6
Net income (loss)	121	94	(29)	127	68	33	59	119	(26)	418	166	260	185	(412)
Net income attributable to noncontrolling interests	(4)		(2)							(8)	(17)	(7)	(5)	2
Net income (loss) attributable to Huntsman International LLC	117	104	(31)	117	63	31	58	117	(26)	410	149	253	180	(410)
Net income (loss)	121	94	(29)	127	68	33	59	119	(26)	418	166	260	185	(412)
Other comprehensive (loss) income	109		(194)							82	(35)	(262)	(7)	207
Comprehensive income (loss)	230		(223)							500	131	(2)	178	(205)
Comprehensive (income) loss attributable to noncontrolling interests	(6)		(2)							(10)	(18)	(2)	(4)	1
Comprehensive income (loss) attributable to Huntsman International LLC	$ 224		$ (225)							$ 490	$ 113	$ (4)	$ 174	$ (204)

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Loss (income) from discontinued operations, net of tax			$ 1
Tax on extraordinary gain (loss)

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	Members' equity	Accumulated deficit	Accumulated other comprehensive (loss) income	Noncontrolling interests in subsidiaries
Balance at Dec. 31, 2008	$ 919	$ 2,865	$ (1,414)	$ (554)	$ 22
Balance (in units) at Dec. 31, 2008		2,728
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(412)		(410)		(2)
Dividends paid to parent	(23)		(23)
Other comprehensive (loss) income	207			206	1
Contribution from parent	156	156
Balance at Dec. 31, 2009	847	3,021	(1,847)	(348)	21
Balance (in units) at Dec. 31, 2009		2,728
Increase (Decrease) in Stockholders' Equity
Net income (loss)	185		180		5
Other comprehensive (loss) income	(7)			(6)	(1)
Consolidation of a variable interest entity	35				35
Contribution from parent	24	24
Excess tax benefit related to stock-based compensation	4	4
Balance at Dec. 31, 2010	1,088	3,049	(1,667)	(354)	60
Balance (in units) at Dec. 31, 2010	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income (loss)	166		149		17
Dividends paid to noncontrolling interest	(5)				(5)
Dividends paid to parent	(56)		(56)
Other comprehensive (loss) income	(35)			(36)	1
Consolidation of a variable interest entity	61				61
Contribution from parent	17	17
Excess tax benefit related to stock-based compensation	10	10
Balance at Sep. 30, 2011	1,246	3,076	(1,574)	(390)	134
Balance (in units) at Sep. 30, 2011	2,728	2,728
Balance at Dec. 31, 2010	1,088	3,049	(1,667)	(354)	60
Balance (in units) at Dec. 31, 2010	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income (loss)	260		253		7
Dividends paid to noncontrolling interest	(9)				(9)
Dividends paid to parent	(79)		(79)
Other comprehensive (loss) income	(262)			(257)	(5)
Consolidation of a variable interest entity	61				61
Contribution from parent	22	22
Excess tax benefit related to stock-based compensation	10	10
Balance at Dec. 31, 2011	1,091	3,081	(1,493)	(611)	114
Balance (in units) at Dec. 31, 2011	2,728	2,728
Increase (Decrease) in Stockholders' Equity
Net income (loss)	418		410		8
Dividends paid to parent	(72)		(72)
Other comprehensive (loss) income	82			80	2
Contribution from parent	20	20
Excess tax benefit related to stock-based compensation	4	4
Balance at Sep. 30, 2012	$ 1,541	$ 3,103	$ (1,155)	$ (531)	$ 124
Balance (in units) at Sep. 30, 2012	2,728	2,728

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating Activities:
Net income (loss)	$ 166	$ 260		$ 185		$ (412)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Extraordinary (gain) loss on the acquisition of a business, net of tax	(2)	(4)		1		(6)
Gain on the consolidation of a variable interest entity	(12)	(12)
Equity in income of investment in unconsolidated affiliates	(6)	(8)		(24)		(3)
Dividends received from unconsolidated affiliates						11
Depreciation and amortization	310	416		382		420
Provision for (gains) losses on accounts receivable		(4)		6		9
(Gain) loss on disposal of businesses/assets, net	(5)	(38)		8		(2)
Loss on early extinguishment of debt	5	7		37		21
Noncash interest expense	38	51		40		39
Deferred income taxes	47	40		45		68
Noncash restructuring and impairment charges	53	60		2		13
Noncash loss (gain) on foreign currency transactions	(15)	(32)		22		(26)
Noncash compensation	17	22		24		16
Portion of insurance settlement representing cash provided by investing activities				(34)
Other, net	(1)	(1)		1		1
Changes in operating assets and liabilities:
Accounts and notes receivable	(314)	(121)		(183)		(88)
Accounts receivable from A/R Programs				(254)
Inventories	(273)	(161)		(207)		351
Prepaid expenses	(14)	(4)		(2)		5
Other current assets	(150)	(87)		(1)		(6)
Other noncurrent assets	20	2		(102)		(32)
Accounts payable	72	13		97		4
Accrued liabilities	122	108		(32)		5
Other noncurrent liabilities	8	(75)		(57)		32
Net cash provided by operating activities	68	432		(46)		420
Investing Activities:
Capital expenditures	(217)	(330)		(236)		(189)
Proceeds from settlements treated as reimbursement of capital expenditures	3	3		34
Acquisition of businesses, net of cash acquired and post-closing adjustments		(34)				(31)
Cash assumed in connection with the initial consolidation of a variable interest entity	28	28		14
Proceeds from sale of businesses/assets		48		2		5
Increase in receivable from affiliate	(35)	(57)		(57)		(7)
Investment in unconsolidated affiliates	(17)	(26)		(27)		(15)
Cash received from unconsolidated affiliates	19	32		31		22
Other, net		(1)		1		3
Net cash used in investing activities	(235)	(337)		(238)		(212)
Financing Activities:
Net repayments under revolving loan facilities		(2)		(6)		(14)
Revolving loan facility from A/R Programs				254
Net borrowings (repayments) on overdraft facilities	10	9		(2)		(12)
Repayments of short-term debt	(151)	(187)		(175)		(13)
Borrowings on short-term debt	126	162		212
Repayments of long-term debt	(287)	(408)		(1,207)		(542)
Proceeds from issuance of long-term debt	89	98		923		880
Repayments of notes payable to affiliate		(105)		(125)		(403)
Proceeds from notes payable to affiliate	105	105		110		529
Repayments of notes payable	(24)	(34)		(53)		(63)
Borrowings on notes payable	35	35		46		64
Debt issuance costs paid	(7)	(7)		(29)		(5)
Call premiums related to early extinguishment of debt	(5)	(6)		(28)		(14)
Contribution from parent						236
Dividends paid to parent	(56)	(79)				(23)
Dividends paid to noncontrolling interest	(5)	(9)
Excess tax benefit related to stock-based compensation	10	10		4
Other, net	3			(2)		(1)
Net cash used in financing activities	(157)	(418)		(78)		619
Effect of exchange rate changes on cash	(3)	(7)		4		5
Increase (decrease) in cash and cash equivalents	(327)	(330)		(358)		832
Cash and cash equivalents at beginning of period	561 [1]	561	[1]	919		87
Cash and cash equivalents at end of period	234	231	[2]	561	[1]	919
Supplemental cash flow information:
Cash paid for interest	179	205		194		221
Cash paid for income taxes	$ 34	$ 44		$ 32		$ 27

[1]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."
[2]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Increase (decrease) of capital expenditures in accounts payable	$ 1	$ 12	$ 16	$ 14	$ (13)
Stock-based compensation	$ 20	$ 17	$ 22	$ 24	$ 16

GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
GENERAL
GENERAL

1. GENERAL

CERTAIN DEFINITIONS

        We are a wholly-owned subsidiary of Huntsman Corporation, which we refer to in these notes as our "parent." Unless the context otherwise requires, references in these financial statements to "we," "us," "our" or "our Company" refer to Huntsman International LLC, together with its subsidiaries, and not to Huntsman Corporation and its other subsidiaries; references to "guarantors" or "guarantor subsidiaries" refer to our subsidiaries that have guaranteed our debt obligations, including the notes, consisting of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries; "HPS" refers to Huntsman Polyurethanes Shanghai Ltd. (our consolidated splitting joint venture with Shanghai Chlor-Alkali Chemical Company, Ltd); "Sasol-Huntsman" refers to Sasol-Huntsman GmbH and Co. KG (our consolidated joint venture with Sasol that owns and operates a maleic anhydride facility in Moers, Germany); and "HCCA" refers to Huntsman Chemical Company Australia Pty Limited (our 100% owned subsidiary).

        Each capitalized term used without definition in these notes to condensed consolidated financial statements (unaudited) has the meaning specified in the prospectus with which these notes to condensed consolidated financial statements (unaudited) are included. In these financial statements, we may use, without definition, the common names of competitors or other industry participants. We may also use the common names or abbreviations for certain chemicals or products.

INTERIM FINANCIAL STATEMENTS

        Our interim condensed consolidated financial statements (unaudited) were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP" or "U.S. GAAP") and in management's opinion reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of results of operations, comprehensive income, financial position and cash flows for the periods presented. Results for interim periods are not necessarily indicative of those to be expected for the full year. These condensed consolidated financial statements (unaudited) should be read in conjunction with the audited consolidated financial statements and notes to consolidated financial statements included elsewhere in this prospectus for the year ended December 31, 2011 for our Company.

DESCRIPTION OF BUSINESS

        We are a global manufacturer of differentiated organic chemical products and of inorganic chemical products. Our products comprise a broad range of chemicals and formulations, which we market globally to a diversified group of consumer and industrial customers. Our products are used in a wide range of applications, including those in the adhesives, aerospace, automotive, construction products, personal care and hygiene, durable and non-durable consumer products, electronics, medical, packaging, paints and coatings, power generation, refining, synthetic fiber, textile chemicals and dye industries. We are a leading global producer in many of our key product lines, including MDI, amines, surfactants, maleic anhydride, epoxy-based polymer formulations, textile chemicals, dyes and titanium dioxide.

        We operate in five segments: Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments. Our Polyurethanes, Performance Products, Advanced Materials and Textile Effects segments produce differentiated organic chemical products and our Pigments segment produces inorganic chemical products.

COMPANY

        Our Company, a Delaware limited liability company, was formed in 1999. We are a wholly-owned subsidiary of Huntsman Corporation.

PRINCIPLES OF CONSOLIDATION

        Our condensed consolidated financial statements (unaudited) include the accounts of our wholly-owned and majority-owned subsidiaries and any variable interest entities for which we are the primary beneficiary. All intercompany accounts and transactions have been eliminated, except for intercompany sales between continuing and discontinued operations.

USE OF ESTIMATES

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

1. GENERAL

DEFINITIONS

        We are a wholly-owned subsidiary of Huntsman Corporation, which we refer to in these notes as our "parent." Unless the context otherwise requires, references in these financial statements to "we," "us," "our" or "our Company" refer to Huntsman International LLC, together with its subsidiaries, and not to Huntsman Corporation and its other subsidiaries; references to "guarantors" or "guarantor subsidiaries" refer to our subsidiaries that have guaranteed our debt obligations, including the notes, consisting of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries; "HPS" refers to Huntsman Polyurethanes Shanghai Ltd. (our consolidated splitting joint venture with Shanghai Chlor-Alkali Chemical Company, Ltd); and "SLIC" refers to Shanghai Liengheng Isocyanate Investment BV (our unconsolidated manufacturing joint venture with BASF AG and three Chinese chemical companies).

        Each capitalized term used without definition in these notes to consolidated financial statements has the meaning specified in the prospectus with which these notes to consolidated financial statements are included. In these financial statements, we may use, without definition, the common names of competitors or other industry participants. We may also use the common names or abbreviations for certain chemicals or products.

DESCRIPTION OF BUSINESS

        We are a global manufacturer of differentiated organic chemical products and of inorganic chemical products. Our products comprise a broad range of chemicals and formulations, which we market globally to a diversified group of consumer and industrial customers. Our products are used in a wide range of applications, including those in the adhesives, aerospace, automotive, construction products, durable and non-durable consumer products, electronics, medical, packaging, paints and coatings, power generation, refining, synthetic fiber, textile chemicals and dye industries. We are a leading global producer in many of our key product lines, including MDI, amines, surfactants, maleic anhydride, epoxy-based polymer formulations, textile chemicals, dyes and titanium dioxide.

        We operate in five segments: Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments. Our Polyurethanes, Performance Products, Advanced Materials and Textile Effects segments produce differentiated organic chemical products and our Pigments segment produces inorganic chemical products. In a series of transactions beginning in 2006, we sold or shutdown substantially all of our Australian styrenics operations and our North American polymers and base chemicals operations. We report the results of these businesses as discontinued operations. See "Note 25. Discontinued Operations."

COMPANY

        Our Company, a Delaware limited liability company, was formed in 1999. We are a wholly-owned subsidiary of Huntsman Corporation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ALLOWANCE FOR DOUBTFUL TRADE RECEIVABLES

        An allowance for doubtful trade receivables is estimated based on a combination of write-off history, aging analysis and any specific, known troubled accounts.

ASSET RETIREMENT OBLIGATIONS

        We accrue for asset retirement obligations, which consist primarily of landfill closure costs and asbestos abatement costs, in the period in which the obligations are incurred. Asset retirement obligations are accrued at estimated fair value. When the liability is initially recorded, we capitalize the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its settlement value and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, we will recognize a gain or loss for any difference between the settlement amount and the liability recorded. See "Note 12. Asset Retirement Obligations."

CARRYING VALUE OF LONG-LIVED ASSETS

        We review long-lived assets and all amortizable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability is based upon current and anticipated undiscounted cash flows, and we recognize an impairment when such estimated cash flows are less than the carrying value of the asset. Measurement of the amount of impairment, if any, is based upon the difference between carrying value and fair value. Fair value is generally estimated by discounting estimated future cash flows using a discount rate commensurate with the risks involved. See "Note 11. Restructuring, Impairment and Plant Closing Costs."

CASH AND CASH EQUIVALENTS

        We consider cash in checking accounts and cash in short-term highly liquid investments with remaining maturities of three months or less at the date of purchase, to be cash and cash equivalents. Cash flows from discontinued operations are not presented separately in the accompanying consolidated statements of cash flows.

COST OF GOODS SOLD

        We classify the costs of manufacturing and distributing our products as cost of goods sold. Manufacturing costs include variable costs, primarily raw materials and energy, and fixed expenses directly associated with production. Manufacturing costs also include, among other things, plant site operating costs and overhead (including depreciation), production planning and logistics costs, repair and maintenance costs, plant site purchasing costs, and engineering and technical support costs. Distribution, freight and warehousing costs are also included in cost of goods sold.

DERIVATIVES AND HEDGING ACTIVITIES

        All derivatives, whether designated in hedging relationships or not, are recorded on our balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged items are recognized in earnings. If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in accumulated other comprehensive (loss) income, to the extent effective, and will be recognized in the income statement when the hedged item affects earnings. Changes in the fair value of the hedge in the net investment of certain international operations are recorded in other comprehensive income, to the extent effective. The effectiveness of a cash flow hedging relationship is established at the inception of the hedge, and after inception we perform effectiveness assessments at least every three months. A derivative designated as a cash flow hedge is determined to be effective if the change in value of the hedge divided by the change in value of the hedged item is within a range of 80% to 125%. Hedge ineffectiveness in a cash flow hedge occurs only if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transaction. For a derivative that does not qualify or has not been designated as a hedge, changes in fair value are recognized in earnings.

ENVIRONMENTAL EXPENDITURES

        Environmental related restoration and remediation costs are recorded as liabilities when site restoration and environmental remediation and clean-up obligations are either known or considered probable and the related costs can be reasonably estimated. Other environmental expenditures that are principally maintenance or preventative in nature are recorded when expended and incurred and are expensed or capitalized as appropriate. See "Note 20. Environmental, Health and Safety Matters."

FINANCIAL INSTRUMENTS

        The carrying amounts reported in the balance sheet for cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of non-qualified employee benefit plan investments is estimated using prevailing market prices. The estimated fair values of our long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market.

FOREIGN CURRENCY TRANSLATION

        The accounts of our operating subsidiaries outside of the U.S., unless they are operating in highly inflationary economic environments, consider the functional currency to be the currency of the economic environment in which they operate. Accordingly, assets and liabilities are translated at rates prevailing at the balance sheet date. Revenues, expenses, gains and losses are translated at a weighted average rate for the period. Cumulative translation adjustments are recorded to equity as a component of accumulated other comprehensive (loss) income.

        If a subsidiary operates in an economic environment that is considered to be highly inflationary (100% cumulative inflation over a three-year period), the U.S. dollar is considered to be the functional currency and gains and losses from remeasurement to the U.S. dollar from the local currency are included in the statement of operations. Where a subsidiary's operations are effectively run, managed, financed and contracted in U.S. dollars, such as certain finance subsidiaries outside of the U.S., the U.S. dollar is considered to be the functional currency.

        Foreign currency transaction gains and losses are recorded in other operating (income) expense in the consolidated statements of operations and were net (losses) gains of $(3) million, $(2) million and $13 million for the years ended December 31, 2011, 2010 and 2009, respectively.

INCOME TAXES

        We use the asset and liability method of accounting for income taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial and tax reporting purposes. We evaluate deferred tax assets to determine whether it is more likely than not that they will be realized. Valuation allowances are reviewed on a tax jurisdiction basis to analyze whether there is sufficient positive or negative evidence to support a change in judgment about the realizability of the related deferred tax assets for each jurisdiction. These conclusions require significant judgment. In evaluating the objective evidence that historical results provide, we consider the cyclicality of businesses and cumulative income or losses during the applicable period. Cumulative losses incurred over the period limits our ability to consider other subjective evidence such as our projections for the future. Changes in expected future income in applicable jurisdictions could affect the realization of deferred tax assets in those jurisdictions.

        We do not provide for income taxes or benefits on the undistributed earnings of our non-U.S. subsidiaries as earnings are reinvested and, in the opinion of management, will continue to be reinvested indefinitely.

        Accounting for uncertainty in income taxes prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The application of income tax law is inherently complex. We are required to determine if an income tax position meets the criteria of more-likely-than-not to be realized based on the merits of the position under tax law, in order to recognize an income tax benefit. This requires us to make many assumptions and judgments regarding the merits of income tax positions and the application of income tax law. Additionally, if a tax position meets the recognition criteria of more-likely-than-not we are required to make judgments and assumptions to measure the amount of the tax benefits to recognize based on the probability of the amount of tax benefits that would be realized if the tax position was challenged by the taxing authorities. Interpretations and guidance surrounding income tax laws and regulations change over time. As a consequence, changes in assumptions and judgments can materially affect amounts recognized in the consolidated financial statements.

INTANGIBLE ASSETS AND GOODWILL

        Intangible assets are stated at cost (fair value at the time of acquisition) and are amortized using the straight-line method over the estimated useful lives or the life of the related agreement as follows:

Patents and technology	5 - 30 years
Trademarks	15 - 30 years
Licenses and other agreements	5 - 15 years
Other intangibles	5 - 15 years

        Goodwill represents costs in excess of fair values assigned to the underlying net assets of acquired businesses. Goodwill is not subject to any method of amortization, but is tested for impairment annually (at the beginning of the third quarter) and when events and circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. When the fair value is less than the carrying value of the related reporting unit, we are required to reduce the amount of goodwill through a charge to earnings. Fair value is estimated using the market approach, as well as the income approach based on discounted cash flow projections. Goodwill has been assigned to reporting units for purposes of impairment testing.

INVENTORIES

        Inventories are stated at the lower of cost or market, with cost determined using LIFO, first-in first-out, and average costs methods for different components of inventory.

INVESTMENT IN UNCONSOLIDATED AFFILIATES

        Investments in companies in which we exercise significant influence, but do not control, are accounted for using the equity method. Investments in companies in which we do not exercise significant influence are accounted for using the cost method.

LEGAL COSTS

        We expense legal costs, including those legal costs incurred in connection with a loss contingency, as incurred.

OTHER NONCURRENT ASSETS

        Other noncurrent assets consist primarily of spare parts, deferred debt issuance costs, the overfunded portion related to defined benefit plans for employees and capitalized turnaround costs. Debt issuance costs are amortized using the interest method over the term of the related debt.

PRINCIPLES OF CONSOLIDATION

        Our consolidated financial statements include the accounts of our wholly-owned and majority-owned subsidiaries and any variable interest entities for which we are the primary beneficiary. All intercompany accounts and transactions have been eliminated, except for intercompany sales between continuing and discontinued operations.

PROPERTY, PLANT AND EQUIPMENT

        Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives or lease term as follows:

Buildings and equipment	10 - 33 years
Plant and equipment	3 - 25 years
Furniture, fixtures and leasehold improvements	5 - 20 years

        Interest expense capitalized as part of plant and equipment was $2 million, $1 million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        Periodic maintenance and repairs applicable to major units of manufacturing facilities (a "turnaround") are accounted for on the deferral basis by capitalizing the costs of the turnaround and amortizing the costs over the estimated period until the next turnaround. Normal maintenance and repairs of plant and equipment are charged to expense as incurred. Renewals, betterments and major repairs that materially extend the useful life of the assets are capitalized, and the assets replaced, if any, are retired.

RECLASSIFICATIONS

        Certain amounts in the consolidated financial statements for prior periods have been reclassified to conform with the current presentation. Beginning in 2011, we reclassified bank accepted drafts in China with maturities greater than 90 days from receipt from accounts receivable to other current assets. The amount of bank accepted drafts reclassified from accounts receivable to other current assets at December 31, 2010 was $51 million.

RESEARCH AND DEVELOPMENT

        Research and development costs are expensed as incurred.

REVENUE RECOGNITION

        We generate substantially all of our revenues through sales in the open market and long-term supply agreements. We recognize revenue when it is realized or realizable and earned. Revenue for product sales is recognized when a sales arrangement exists, risk and title to the product transfer to the customer, collectability is reasonably assured and pricing is fixed or determinable. The transfer of risk and title to the product to the customer usually occurs at the time shipment is made.

        Revenue arrangements that contain multiple deliverables, which relate primarily to licensing of technology, are evaluated to determine whether the arrangements should be divided into separate units of accounting and how the arrangement consideration should be measured and allocated among the separate units of accounting.

SECURITIZATION OF ACCOUNTS RECEIVABLE

        Under our A/R Programs, we grant an undivided interest in certain of our trade receivables to the U.S. SPE and the EU SPE. This undivided interest serves as security for the issuance of debt. The A/R Programs provide for financing through a conduit program (in both U.S. dollars and euros). Receivables transferred under the A/R Programs qualified as sales through December 31, 2009. Upon adoption of new accounting guidance on January 1, 2010, transfers of accounts receivable under our A/R Programs no longer met the criteria for derecognition. Accordingly, the amounts outstanding under our A/R Programs are accounted for as secured borrowings beginning in 2010. See "Note 14. Debt-A/R Programs."

STOCK-BASED COMPENSATION

        We measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost will be recognized over the period during which the employee is required to provide services in exchange for the award. See "Note 22. Stock-Based Compensation Plan."

SUBSEQUENT EVENTS

        We have evaluated material subsequent events through the date these financial statements were issued.

USE OF ESTIMATES

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

ACCOUNTING PRONOUNCEMENTS ADOPTED DURING 2011

        In October 2009, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements-a consensus of the FASB Emerging Issues Task Force. This ASU provides amendments to the criteria for separating consideration in multiple-deliverable arrangements. The amendments in this ASU replace the term "fair value" in the revenue allocation guidance with "selling price" to clarify that the allocation of revenue is based on entity-specific assumptions rather than assumptions of a marketplace participant and establish a selling price hierarchy for determining the selling price of a deliverable. The amendments in this ASU will eliminate the residual method of allocation and require that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method, and significantly expand the required disclosures related to multiple-deliverable revenue arrangements. The amendments in this ASU were effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning after June 15, 2010. The initial adoption of this statement did not have a significant impact on our consolidated financial statements.

        In December 2010, the FASB Emerging Issues Task Force issued ASU No. 2010-29, Business Combinations (Topic 805)-Disclosure of Supplementary Pro Forma Information for Business Combinations, which requires public entities that present comparative financial statements to disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred at the beginning of the comparable prior annual reporting period only. The amendments in this ASU also expand the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this ASU are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. We complied with the disclosure requirements of this standard in connection with our April 2, 2011 Laffans Acquisition and in connection with our April 1, 2011 consolidation of the Sasol-Huntsman joint venture. See "Note 3. Business Combinations and Dispositions" and "Note 7. Variable Interest Entities."

ACCOUNTING PRONOUNCEMENTS PENDING ADOPTION IN FUTURE PERIODS

        In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, providing a consistent definition of fair value between U.S. GAAP and International Financial Reporting Standards ("IFRSs") as well as developing common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. The amendments in this ASU are to be applied prospectively and will be effective during interim and annual periods beginning after December 15, 2011. We do not expect the adoption of the amendments in this ASU to have a significant impact on our consolidated financial statements.

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, requiring entities to present net income and other comprehensive income in either a single continuous statement of comprehensive income or in two separate, but consecutive, statements of net income and other comprehensive income. The option to present components of other comprehensive income as part of the statement of equity is eliminated. The amendments do not change the option to present components of other comprehensive income either net of related tax effects or before related tax effects, with one amount shown for the aggregate income tax expense or benefit related to the total of other comprehensive income components. The amendments in this ASU should be applied retrospectively and will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. We do not expect the adoption of the amendments in this ASU to have a significant impact on our consolidated financial statements.

        In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The guidance in this ASU is intended to reduce complexity and costs of the annual goodwill impairment test by providing entities with the option of performing a qualitative assessment to determine whether further impairment testing is necessary. The amendments in this ASU include examples of events and circumstances that might indicate that a reporting unit's fair value is less than its carrying value. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, provided that the entity has not yet issued its financial statements for the period that includes its annual test date. We did not early adopt the provisions of this ASU for our annual impairment test on July 1 and do not expect the adoption of the amendments in this ASU to have a significant impact on our consolidated financial statements.

BUSINESS COMBINATIONS AND DISPOSITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS AND DISPOSITIONS

3. BUSINESS COMBINATIONS

RUSSIAN MDI, COATINGS AND SYSTEMS ACQUISITION

        On July 3, 2012, we completed our acquisition of the remaining 55% ownership interest in International Polyurethane Investment B.V. (the "Russian Systems House Acquisition"). This company's wholly owned subsidiary, Huntsman NMG Zao, is a leading supplier of polyurethane systems to the adhesives, coatings and footwear markets in Russia, Ukraine and Belarus and is headquartered in Obninsk, Russia. The acquisition cost was approximately €13 million (approximately $16 million). The acquired business was integrated into our Polyurethanes segment. Transaction costs charged to expense related to this acquisition were not significant. The fair value of our existing 45% ownership interest immediately prior to the acquisition was $13 million, valued by applying the income approach. Key assumptions include a discount rate of 17% and a terminal growth rate of 4%. In connection with this transaction, we recorded a noncash pretax loss of approximately $4 million in other operating (income) expense on the consolidation of this investment. The long-term debt of approximately $7 million that was assumed as part of this transaction was repaid shortly after the acquisition date.

        We have accounted for the Russian Systems House Acquisition using the acquisition method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed. The preliminary allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Fair value of original 45% ownership interest acquired in 2007	$13
Acquisition cost of 55% ownership interest acquired in 2012	16

Total fair value of net assets acquired	$29

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$2
Inventories	9
Other current assets	1
Property, plant and equipment	31
Accounts payable	(4)
Accrued liabilities	(1)
Deferred income taxes	(2)
Long-term debt	(7)

Total fair value of net assets acquired	$29

        The acquisition cost allocation is preliminary pending final determination of the fair value of assets acquired and liabilities assumed, including final valuation of working capital, property, plant and equipment, intangible assets and the determination of related deferred taxes. For purposes of this preliminary allocation of fair value, we have assigned any excess of the acquisition cost over historical carrying values to property, plant and equipment and no amounts have been allocated to goodwill. It is possible that changes to this preliminary allocation could occur.

        International Polyurethane Investment B.V. had revenues and earnings of $16 million and $3 million, respectively, for the period from the date of acquisition to September 30, 2012. If this acquisition were to have occurred on January 1, 2011, there would have been no significant impact to the combined earnings attributable to our Company and the following estimated pro forma revenues attributable to our Company would have been reported (dollars in millions):

	Pro Forma
		Nine months ended September 30,
	Three months ended September 30, 2011
		2012	2011
Revenues	$2,987	$8,601	$8,614

EMA ACQUISITION

        On December 30, 2011, we completed the acquisition of EMA Kimya Sistemleri Sanayi ve Ticaret A.S. (the "EMA Acquisition"), an MDI-based polyurethanes systems house in Istanbul, Turkey for approximately $11 million, net of cash acquired and including the repayment of assumed debt. The acquired business was integrated into our Polyurethanes segment. We have accounted for the EMA Acquisition using the acquisition method and transaction costs charged to expense associated with this acquisition were not significant. For purposes of a preliminary allocation of the acquisition cost to assets acquired and liabilities assumed, we have assigned the excess of the acquisition cost over historical carrying values of $7 million to property, plant and equipment. At December 31, 2011, the excess of the acquisition cost over historical carrying values had been assigned as goodwill. This preliminary purchase price allocation is likely to change once we complete the analysis of the fair value of tangible and intangible assets acquired and liabilities assumed during the fourth quarter of 2012. Net sales for the three and nine months ended September 30, 2011 related to the business acquired were approximately $7 million and $19 million, respectively. Net losses for the three and nine months ended September 30, 2011 related to the business acquired were approximately $(1) million and $(3) million, respectively.

LAFFANS ACQUISITION

        On April 2, 2011, we completed the acquisition of the chemical business of Laffans Petrochemicals Limited, an amines and surfactants manufacturer located in Ankleshwar, India (the "Laffans Acquisition") at a cost of approximately $23 million. The acquired business has been integrated into our Performance Products segment. Transaction costs charged to expense related to this acquisition were not significant.

        We have accounted for the Laffans Acquisition using the acquisition method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed. The allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	2
Other current assets	2
Property, plant and equipment	12
Intangibles	3
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

        If this acquisition were to have occurred on January 1, 2011, the following estimated pro forma revenues and net income attributable to Huntsman International would have been reported (dollars in millions):

Pro Forma Nine months ended September 30, 2011
Revenues	$8,603
Net income attributable to Huntsman International	150

3. BUSINESS COMBINATIONS AND DISPOSITIONS

EMA ACQUISITION

        On December 30, 2011, we completed the acquisition of EMA Kimya Sistemleri Sanayi ve Ticaret A.S. (the "EMA Acquisition"), an MDI-based polyurethanes systems house in Istanbul, Turkey for approximately $11 million, net of cash acquired and including the repayment of assumed debt. We have accounted for the EMA Acquisition using the acquisition method and transaction costs charged to expense associated with this acquisition were not significant. For purposes of a preliminary allocation of the acquisition cost to assets acquired and liabilities assumed, we have assigned the excess of the acquisition cost over historical carrying values of $7 million to goodwill. This preliminary purchase price allocation is likely to change once we analyze the fair value of tangible and intangible assets acquired and liabilities assumed. Net sales for the years ended December 31, 2011 and 2010 related to the business acquired were approximately $23 million and $17 million, respectively, and net loss associated with this business was $3 million and nil, respectively, for the same periods.

SALE OF STEREOLITHOGRAPHY RESIN AND DIGITALIS® MACHINE MANUFACTURING BUSINESSES

        On November 1, 2011, our Advanced Materials division completed the sale of its stereolithography resin and Digitalis® machine manufacturing businesses to 3D Systems Corporation for $41 million in cash. The stereolithography business had revenues of approximately $7 million in 2010 and its products are used primarily in three-dimensional part building systems. The Digitalis® business is a stereolithography rapid manufacturing system previously under development by Huntsman. In connection with this sale, we recognized a pre-tax gain in the fourth quarter of 2011 of $34 million which was reflected in other operating income on the accompanying consolidated statements of operations and comprehensive income (loss). We also derecognized $2 million of goodwill that was allocated to these businesses.

LAFFANS ACQUISITION

        On April 2, 2011, we completed the acquisition of the chemical business of Laffans Petrochemicals Limited, an amines and surfactants manufacturer located in Ankleshwar, India at an acquisition cost of approximately $23 million. The acquired business has been integrated into our Performance Products segment. Transaction costs charged to expense related to this acquisition were not significant.

        We have accounted for the Laffans Acquisition using the acquisition method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed. The preliminary allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$10
Inventories	2
Other current assets	2
Property, plant and equipment	14
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

        The acquisition cost allocation is preliminary pending final determination of the fair value of assets acquired and liabilities assumed, including final valuation of property, plant and equipment, intangible assets and the determination of related deferred taxes. For purposes of this preliminary allocation of fair value, we have assigned any excess of the acquisition cost over historical carrying values to property, plant and equipment and no amounts have been allocated to goodwill. It is possible that changes to this allocation could occur.

        If this acquisition were to have occurred on January 1, 2010 the following estimated pro forma revenues and net income attributable to Huntsman International would have been reported (dollars in millions):

	Pro Forma
	Year ended (unaudited)
	2011	2010
Revenues	$11,235	$9,301
Net income attributable to Huntsman International	254	181

TEXTILE EFFECTS ACQUISITION

        On June 30, 2006, we acquired Ciba's textile effects business and accounted for the Textile Effects Acquisition using the purchase method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed and we determined the excess of fair value of net assets over cost. Because the fair value of the acquired assets and liabilities assumed exceeded the purchase price, the valuation of the long-lived assets acquired was reduced to zero. Accordingly, no basis was assigned to property, plant and equipment or any other non-current nonfinancial assets and the remaining excess was recorded as an extraordinary gain, net of taxes (which were not applicable because the gain was recorded in purchase accounting). During 2011, 2010 and 2009, we recorded an additional extraordinary gain (loss) on the acquisition of $4 million, $(1) million and $6 million, respectively, related to settlement of contingent purchase price consideration, the reversal of accruals for certain restructuring and employee termination costs recorded in connection with the Textile Effects Acquisition and a reimbursement by Ciba of certain costs pursuant to the acquisition agreements.

INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INVENTORIES
INVENTORIES

4. INVENTORIES

        Inventories are stated at the lower of cost or market, with cost determined using last-in first-out ("LIFO"), first-in first-out, and average costs methods for different components of inventory. Inventories consisted of the following (dollars in millions):

	September 30, 2012	December 31, 2011
Raw materials and supplies	$471	$374
Work in progress	96	92
Finished goods	1,314	1,162

Total	1,881	1,628
LIFO reserves	(74)	(89)

Net	$1,807	$1,539

        For September 30, 2012 and December 31, 2011, approximately 10% and 12%, respectively, of inventories were recorded using the LIFO cost method.

        In the normal course of operations we, at times, exchange raw materials and finished goods with other companies for the purpose of reducing transportation costs. The net nonmonetary open exchange positions are valued at cost. The amounts included in inventory under nonmonetary open exchange agreements receivable by us as of September 30, 2012 and December 31, 2011 were $12 million and $3 million, respectively. Other open exchanges are settled in cash and result in a net deferred profit margin. The amount payable under these open exchange agreements as of September 30, 2012 and December 31, 2011 was $2 million and nil, respectively.

4. INVENTORIES

        Inventories consisted of the following (dollars in millions):

	December 31,
	2011	2010
Raw materials and supplies	$374	$321
Work in progress	92	99
Finished goods	1,162	1,043

Total	1,628	1,463
LIFO reserves	(89)	(67)

Net	$1,539	$1,396

        As of both December 31, 2011 and 2010, approximately 12% of inventories were recorded using the LIFO cost method.

        In the normal course of operations we, at times, exchange raw materials and finished goods with other companies for the purpose of reducing transportation costs. The net non-monetary open exchange positions are valued at cost. The amounts included in inventory under non-monetary open exchange agreements receivable by us for both December 31, 2011 and 2010 were $3 million. Other open exchanges are settled in cash and result in a net deferred profit margin. The amounts under these open exchange agreements for both December 31, 2011 and 2010 were nil.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

        The cost and accumulated depreciation of property, plant and equipment were as follows (dollars in millions):

	December 31,
	2011	2010
Land	$148	$148
Buildings	629	624
Plant and equipment	6,058	5,781
Construction in progress	330	255

Total	7,165	6,808
Less accumulated depreciation	(3,655)	(3,339)

Net	$3,510	$3,469

        Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $374 million, $340 million and $371 million, respectively, of which nil, $1 million and $2 million related to discontinued operations in 2011, 2010 and 2009, respectively.

        Property, plant and equipment includes gross assets acquired under capital leases of $2 million and $15 million at December 31, 2011 and 2010, respectively, and related amounts included in accumulated depreciation were $1 million and $15 million at December 31, 2011 and 2010, respectively.

INVESTMENT IN UNCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2011
INVESTMENT IN UNCONSOLIDATED AFFILIATES
INVESTMENT IN UNCONSOLIDATED AFFILIATES

6. INVESTMENT IN UNCONSOLIDATED AFFILIATES

        Our ownership percentage and investment in unconsolidated affiliates were as follows (dollars in millions):

	December 31,
	2011	2010
Equity Method:
Sasol-Huntsman GmbH and Co. KG (50%)(1)	$-	$44
Louisiana Pigment Company, L.P. (50%)	90	98
BASF Huntsman Shanghai Isocyanate Investment BV (50%)(2)	79	65
International Polyurethanes Investments B.V. (45%)	17	16
Jurong Ningwu New Materials Development Co., Ltd. (30%)	10	5
Others	1	1

Total equity method investments	197	229
Cost Method:
International Diol Company (4.35%)	5	5

Total investments	$202	$234

(1)
We began consolidating Sasol-Huntsman as of April 1, 2011. See "Note 7. Variable Interest Entities."

(2)
We own 50% of BASF Huntsman Shanghai Isocyanate Investment BV. BASF Huntsman Shanghai Isocyanate Investment BV owns a 70% interest in SLIC, thus giving us an indirect 35% interest in SLIC.

        Summarized applicable financial information of Sasol-Huntsman as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 is presented below (dollars in millions):

	2011		2010	2009
Current assets	$-		$55
Noncurrent assets	-		123
Current liabilities	-		22
Noncurrent liabilities	-		83
Revenues	40	(1)	108	$68
Gross profit	7	(1)	14	9
Net income	(2)	(1)	10	3
(1)
Represents activity for the period from January 1, 2011 to the date of consolidation on April 1, 2011.

        Summarized applicable financial information of our other unconsolidated affiliates as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 is presented below (dollars in millions):

	2011	2010	2009
Assets	$621	$722
Liabilities	285	306
Revenues	954	936	$593
Net income	22	10	3

        In 2008, we and our joint venture partner, the Zamil Group, formed Arabian Amines Company, our ethyleneamines manufacturing joint venture in Jubail, Saudi Arabia. Arabian Amines Company's funding requirements have been satisfied through a combination of debt and equity, with the equity already provided on a 50/50 basis by us and the Zamil Group. Trial production commenced in the second quarter of 2010, and from July 2010, Arabian Amines Company generated significant revenues from the sale of product. The plant has an approximate annual capacity of 60 million pounds. We purchase and sell all of the production from this joint venture. Arabian Amines Company was accounted for under the equity method during its development stage; we began consolidating this joint venture beginning July 1, 2010. For more information, see "Note 7. Variable Interest Entities."

        During 2010, we recorded an immaterial non-recurring $18 million credit to equity income of investment in unconsolidated affiliates to appropriately reflect our investment in the Sasol-Huntsman joint venture. This credit represented a cumulative correction of an error that was also individually immaterial in each year since our initial investment in the joint venture in 1997. In connection with the expansion of the maleic anhydride capacity at our Sasol-Huntsman joint venture, a VIE reconsideration event occurred in the second quarter of 2011 when the plant expansion began production. As a result of our assessment, we concluded that the joint venture is a VIE and that we are the primary beneficiary. Accordingly, we began consolidating this joint venture during the second quarter of 2011. For more information see "Note 7. Variable Interest Entities."

VARIABLE INTEREST ENTITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

5. VARIABLE INTEREST ENTITIES

        We evaluate our investments and transactions to identify variable interest entities ("VIEs") for which we are the primary beneficiary. We hold a variable interest in the following four joint ventures for which we are the primary beneficiary:

  •
  Rubicon LLC manufactures products for our Polyurethanes and Performance Products segments. The joint venture is structured such that the total equity investment at risk is not sufficient to permit it to finance its activities without additional financial support. Under the Rubicon LLC operating agreement, we are entitled to a majority of the output, absorb a majority of the operating costs and provide a majority of the additional funding.

  •
  Pacific Iron Products Sdn Bhd manufactures products for our Pigments segment. In this joint venture, we supply all the raw materials through a fixed cost supply agreement, operate the manufacturing facility and market the products. Under the fixed cost supply agreement, we are exposed to the risks related to the fluctuation of raw material prices.

  •
  Arabian Amines Company manufactures ethyleneamines products for our Performance Products segment. Prior to July 1, 2010, this joint venture was accounted for under the equity method. In July 2010, Arabian Amines Company exited the development stage, which triggered its reconsideration as a VIE. As required in the Arabian Amines Company operating agreement, we purchase all of its production and sell it to our customers. Substantially all of the joint venture's activities are conducted on our behalf.

  •
  Sasol-Huntsman is our joint venture with Sasol that owns and operates a maleic anhydride facility in Moers, Germany. This joint venture manufactures products for our Performance Products segment. Prior to April 1, 2011, we accounted for Sasol-Huntsman using the equity method. In April 2011, an expansion at this facility began production, which triggered the reconsideration of this joint venture as a VIE. The joint venture uses our technology and expertise, and we bear a disproportionate amount of risk of loss due to a related-party loan to Sasol-Huntsman for which we bear the default risk. As a result, we concluded that we were the primary beneficiary and began consolidating Sasol-Huntsman beginning April 1, 2011.

        Creditors of these VIEs have no recourse to our general credit, except in the event that we offer guarantees of specified indebtedness. As the primary beneficiary, the joint ventures' assets, liabilities and results of operations are included in our condensed consolidated financial statements (unaudited).

        The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our condensed consolidated balance sheets (unaudited), before intercompany eliminations (dollars in millions):

	September 30, 2012	December 31, 2011
Current assets	$166	$140
Property, plant and equipment, net	382	403
Other noncurrent assets	58	61
Deferred income taxes	45	45
Intangible assets	20	23
Goodwill	15	15

Total assets	$686	$687

Current liabilities	$187	$145
Long-term debt	245	269
Deferred income taxes	9	9
Other noncurrent liabilities	72	110

Total liabilities	$513	$533

        The following table summarizes the fair value of Sasol-Huntsman's assets and liabilities recorded upon initial consolidation in our condensed consolidated balance sheets (unaudited), before intercompany eliminations (dollars in millions):

April 1, 2011
Current assets	$61
Property, plant and equipment, net	155
Intangible assets	16
Goodwill	17

Total assets	$249

Current liabilities	$23
Long-term debt	93
Deferred income taxes	8
Other noncurrent liabilities	7

Total liabilities	$131

        Goodwill of $17 million was recognized upon consolidation of Sasol-Huntsman, of which approximately $12 million is deductible for income tax purposes. The total amount recorded as goodwill decreased by approximately $2 million from the date of consolidation to December 31, 2011 due to a change in the foreign currency exchange rate. The net change to goodwill in response to changes in the foreign currency exchange rates from December 31, 2011 to September 30, 2012 was nil. All intangible assets other than goodwill are being amortized over an average useful life of 18 years.

        If consolidation of Sasol-Huntsman had occurred on January 1, 2011, the approximate pro forma revenues attributable to our Company would have been $8,618 million for the nine months ended September 30, 2011. There would have been no impact to the combined earnings attributable to us, excluding a one-time noncash gain of approximately $12 million recognized upon consolidation included in other operating expense in the condensed consolidated statements of operations (unaudited). Upon consolidation, we also recognized a one-time noncash income tax expense of approximately $2 million. The fair value of the noncontrolling interest was estimated to be $61 million at April 1, 2011. The noncontrolling interest was valued at 50% of the fair value of the net assets as of April 1, 2011, as dictated by the ownership interest percentages, adjusted for certain tax consequences only applicable to one parent.

7. VARIABLE INTEREST ENTITIES

        We evaluate our investments and transactions to identify VIEs for which we are the primary beneficiary. We hold a variable interest in the following four joint ventures for which we are the primary beneficiary:

  •
  Rubicon LLC manufactures products for our Polyurethanes segment. The structure of the joint venture is such that the total equity investment at risk is not sufficient to permit the joint venture to finance its activities without additional financial support. By virtue of the operating agreement with this joint venture, we purchase a majority of the output, absorb a majority of the operating costs and provide a majority of the additional funding.

  •
  Pacific Iron Products Sdn Bhd ("Pacific Iron Products") manufactures products for our Pigments segment. In this joint venture we supply all the raw materials through a fixed cost supply contract, operate the manufacturing facility and market the products of the joint venture to third party customers. Through a fixed price raw materials supply contract with the joint venture we are exposed to the risk related to the fluctuation of raw material pricing.

  •
  Arabian Amines Company manufactures products for our Performance Products segment. Prior to July 1, 2010, this joint venture was in the development stage and the total equity investment at risk was sufficient for the joint venture to finance its activities without additional support. Therefore, Arabian Amines Company was accounted for under the equity method. In July 2010, Arabian Amines Company exited the development stage, which triggered the reconsideration of Arabian Amines Company as a VIE. As required in the operating agreement governing this joint venture, we purchase all of Arabian Amines Company's production and sell it to our customers. Substantially all of the joint venture's activities are conducted on our behalf. Accordingly, we concluded that we were the primary beneficiary and began consolidating Arabian Amines Company beginning July 1, 2010.

  •
  Sasol-Huntsman is our 50/50 joint venture with Sasol that owns and operates a maleic anhydride facility in Moers, Germany. This joint venture manufactures products for our Performance Products segment. Prior to April 1, 2011, we accounted for Sasol-Huntsman using the equity method. In April 2011, an expansion at this facility began production, which triggered the reconsideration of this joint venture as a VIE. The joint venture uses our technology and expertise, and we bear a disproportionate amount of risk of loss due to a related-party loan to Sasol-Huntsman for which we bear the default risk. As a result, we concluded that we were the primary beneficiary and began consolidating Sasol-Huntsman beginning April 1, 2011.

        Creditors of these entities have no recourse to our general credit, except in the event that we offer guarantees of specified indebtedness. As the primary beneficiary of these variable interest entities at December 31, 2011, the joint ventures' assets, liabilities and results of operations are included in our consolidated financial statements.

        The following table summarizes the carrying amount of Rubicon LLC, Pacific Iron Products and Arabian Amines Company's assets and liabilities included in our consolidated balance sheet, before intercompany eliminations, as of December 31, 2011 and 2010 (dollars in millions):

	December 31,
	2011	2010
Current assets	$86	$90
Property, plant and equipment, net	262	275
Other noncurrent assets	61	56
Deferred income taxes	45	40
Intangible assets	6	7

Total assets	$460	$468

Current liabilities	$115	$111
Long-term debt	182	188
Deferred income taxes	1	-
Other noncurrent liabilities	108	109

Total liabilities	$406	$408

        In April 2011, Arabian Amines Company settled a dispute with its third party contractors and received an amount totaling $11 million. Of this $11 million settlement, $8 million was related to damages incurred due to the delayed initial acceptance of the plant. This amount was recorded as other operating (income) expense in the consolidated statements of operations and comprehensive (loss) income and included in the cash flows from operating activities in the consolidated statements of cash flows. The remaining $3 million of the settlement was received for the reimbursement of capital expenditures for work left unfinished by the third party contractors. This amount was included in cash flows from investing activities in the consolidated statements of cash flows.

        The following table summarizes the fair value of Sasol-Huntsman's assets and liabilities as of April 1, 2011 recorded upon initial consolidation in our consolidated balance sheet and the carrying amounts of such assets and liabilities as of December 31, 2011, before intercompany eliminations (dollars in millions):

	December 31, 2011	April 1, 2011
Current assets	$54	$61
Property, plant and equipment, net	141	155
Intangible assets	17	16
Goodwill	15	17

Total assets	$227	$249

Current liabilities	$30	$23
Long-term debt	87	93
Deferred income taxes	8	8
Other noncurrent liabilities	2	7

Total liabilities	$127	$131

        Goodwill of $17 million was recognized upon consolidation of Sasol-Huntsman, of which approximately $12 million is deductible for income tax purposes. The total amount of goodwill changed approximately $2 million from the date of consolidation to December 31, 2011, due to a change in the foreign currency exchange rate. All other intangible assets are being amortized over an average useful life of 18 years.

        Sasol-Huntsman had revenues and earnings of $116 million and $7 million, respectively, for the period from the date of consolidation to December 31, 2011. If this consolidation had occurred on January 1, 2010, the approximate pro forma revenues attributable to our Company would have been $11,259 million and $9,337 million for 2011 and 2010, respectively. There would have been no impact to the combined earnings attributable to us excluding a one-time noncash gain of approximately $12 million recognized upon consolidation included in other operating income in the consolidated statements of operations and comprehensive (loss) income. Upon consolidation we also recognized a one-time noncash income tax expense of approximately $2 million. The fair value of the noncontrolling interest was estimated to be $61 million at April 1, 2011. The noncontrolling interest was valued at 50% of the fair value of the net assets as of April 1, 2011, as dictated by the ownership interest percentages, adjusted for certain tax consequences only applicable to one parent.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

        The gross carrying amount and accumulated amortization of intangible assets were as follows (dollars in millions):

	December 31, 2011			December 31, 2010
	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Patents, trademarks and technology	$363	$307	$56	$363	$286	$77
Licenses and other agreements	39	14	25	25	12	13
Non-compete agreements	2	2	-	2	2	-
Other intangibles	48	36	12	77	60	17

Total	$452	$359	$93	$467	$360	$107

        Amortization expense was $30 million, $30 million and $35 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        Our estimated future amortization expense for intangible assets over the next five years is as follows (dollars in millions):

Year ending December 31
2012	$24
2013	20
2014	13
2015	5
2016	4

OTHER NONCURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NONCURRENT ASSETS
OTHER NONCURRENT ASSETS

9. OTHER NONCURRENT ASSETS

        Other noncurrent assets consisted of the following (dollars in millions):

	December 31,
	2011	2010
Pension assets	$100	$75
Debt issuance costs	31	33
Capitalized turnaround costs	141	164
Spare parts inventory	89	81
Catalyst assets	23	21
Deposits	31	55
Other	67	66

Total	$482	$495

        Amortization expense of catalyst assets for the years ended December 31, 2011, 2010 and 2009 was $12 million, $12 million and $14 million, respectively.

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES
ACCRUED LIABILITIES

10. ACCRUED LIABILITIES

        Accrued liabilities consisted of the following (dollars in millions):

	December 31,
	2011	2010
Payroll and related costs	$158	$166
Interest	49	40
Volume and rebate accruals	91	86
Income taxes	46	33
Taxes other than income taxes	61	77
Restructuring and plant closing costs	91	47
Environmental accruals	7	13
Pension liabilities	12	11
Other postretirement benefits	12	12
Self-insured casualty loss reserves	13	17
Deferred revenue	28	5
Legal reserve	15	—
Other miscellaneous accruals	111	119

Total	$694	$626

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

6. RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

        As of September 30, 2012 and December 31, 2011, accrued restructuring costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2012	$73	$-	$11	$8	$92
2012 charges for 2007 and prior initiatives	2	-	-	-	2
2012 charges for 2009 initiatives	1	-	-	4	5
2012 charges for 2010 initiatives	-	-	-	1	1
2012 charges for 2011 initiatives	4	1	-	4	9
2012 charges for 2012 initiatives	33	-	-	6	39
Reversal of reserves no longer required	(13)	-	-	(1)	(14)
2012 payments for 2007 and prior initiatives	(1)	-	(1)	(1)	(3)
2012 payments for 2009 initiatives	(2)	-	-	(4)	(6)
2012 payments for 2010 initiatives	(2)	-	(1)	-	(3)
2012 payments for 2011 initiatives	(19)	(1)	-	(4)	(24)
2012 payments for 2012 initiatives	(4)	-	-	(5)	(9)
Foreign currency effect on liability balance	1	-	-	-	1

Accrued liabilities as of September 30, 2012	$73	$-	$9	$8	$90

(1)
The total workforce reduction reserves of $73 million relate to the termination of 581 positions, of which 544 positions had not been terminated as of September 30, 2012.

(2)
Accrued liabilities by initiatives were as follows (dollars in millions):

	September 30, 2012	December 31, 2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	42	63
2012 initiatives	30	-

Total	$90	$92

        Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate and Other	Total
Accrued liabilities as of January 1, 2012	$-	$1	$12	$69	$3	$6	$1	$92
2012 charges for 2007 and prior initiatives	-	-	-	2	-	-	-	2
2012 charges for 2009 initiatives	-	-	1	-	4	-	-	5
2012 charges for 2010 initiatives	-	-	-	-	-	-	1	1
2012 charges for 2011 initiatives	-	-	3	6	-	-	-	9
2012 charges for 2012 initiatives	37	-	2	-	-	-	-	39
Reversal of reserves no longer required	-	-	-	(14)	-	-	-	(14)
2012 payments for 2007 and prior initiatives	-	-	-	(2)	(1)	-	-	(3)
2012 payments for 2009 initiatives	-	-	(1)	-	(5)	-	-	(6)
2012 payments for 2010 initiatives	-	(1)	-	(1)	-	-	(1)	(3)
2012 payments for 2011 initiatives	-	-	(12)	(12)	-	-	-	(24)
2012 payments for 2012 initiatives	(7)	-	(2)	-	-	-	-	(9)
Foreign currency effect on liability balance	-	-	-	1	1	-	(1)	1

Accrued liabilities as of September 30, 2012	$30	$-	$3	$49	$2	$6	$-	$90

Current portion of restructuring reserves	$18	$-	$2	$28	$2	$6	$-	$56
Long-term portion of restructuring reserve	12	-	1	21	-	-	-	34
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	1	-	-	15	-	-	-	16
Estimated additional charges beyond one year	-	-	-	4	-	-	-	4

        Details with respect to cash and noncash restructuring charges for the three and nine months ended September 30, 2012 and 2011 by initiative are provided below (dollars in millions):

	Three months ended September 30, 2012	Nine months ended September 30, 2012
Cash charges:
2012 charges for 2007 and prior initiatives	$-	$2
2012 charges for 2009 initiatives	1	5
2012 charges for 2010 initiatives	-	1
2012 charges for 2011 initiatives	5	9
2012 charges for 2012 initiatives	33	39
Reversal of reserves no longer required	(1)	(14)
Noncash charges	9	10

Total 2012 Restructuring, Impairment and Plant Closing Costs	$47	$52

	Three months ended September 30, 2011	Nine months ended September 30, 2011
Cash charges:
2011 charges for 2007 and prior initiatives	$-	$2
2011 charges for 2009 initiatives	2	5
2011 charges for 2010 initiatives	2	5
2011 charges for 2011 initiatives	99	110
Reversal of reserves no longer required	(1)	(4)
Noncash charges	53	53

Total 2011 Restructuring, Impairment and Plant Closing Costs	$155	$171

2012 RESTRUCTURING ACTIVITIES

        During the nine months ended September 30, 2012, our Polyurethanes segment implemented a restructuring program to reduce annualized fixed costs by approximately $75 million by the third quarter of 2013. In connection with this program, we recorded restructuring expenses of $37 million during the nine months ended September 30, 2012 primarily for workforce reductions. We expect to incur additional charges of approximately $1 million relating to this program through September 2013.

        During the nine months ended September 30, 2012, our Advanced Materials segment recorded charges of $6 million primarily related to the reorganization of our global business structure, the relocation of our divisional headquarters from Basel, Switzerland to The Woodlands, Texas and a redesign of our planning process focused on inventory reduction. In connection with the restructuring in Switzerland, we recorded a $3 million noncash charge related to a pension settlement loss.

        On September 27, 2011, we announced plans to implement a significant restructuring of our Textile Effects segment, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the Textile Effects segment's long-term global competitiveness. In connection with this plan, during the nine months ended September 30, 2012, we recorded charges of $5 million and a $2 million noncash charge for asset impairments and a $5 million noncash charge for a pension settlement loss. We expect to incur additional restructuring and plant closing charges, excluding site exit costs, of approximately $19 million through December 31, 2014. In addition, during the nine months ended September 30, 2012, our Textile Effects segment recorded charges of $3 million primarily related to the closure of our St. Fons, France facility and a global transfer pricing initiative. Also during the nine months ended September 30, 2012, we reversed $14 million of reserves that were no longer required for workforce reductions at our production facility in Langweid, Germany, the consolidation of manufacturing activities and processes at our site in Basel, Switzerland and closure of our production facilities in Basel, Switzerland.

        During the nine months ended September 30, 2012, our Pigments segment recorded charges of $4 million related to the closure of our Grimsby, U.K. plant.

11. RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

        As of December 31, 2011, 2010 and 2009, accrued restructuring, impairment and plant closing costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non- cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2009	$68	$2	$2	$3	$75
Adjustment to Textile Effects opening balance sheet liabilities	(5)	-	-	-	(5)
2009 charges for 2006 initiatives	-	1	-	-	1
2009 charges for 2008 initiatives	5	-	-	-	5
2009 charges for 2009 initiatives	56	8	-	14	78
Reversal of reserves no longer required	(8)	-	-	-	(8)
2009 payments for 2005 and prior initiatives	(5)	-	-	-	(5)
2009 payments for 2006 initiatives	(28)	(1)	-	-	(29)
2009 payments for 2008 initiatives	(17)	-	-	-	(17)
2009 payments for 2009 initiatives	(32)	(8)	-	(12)	(52)
Net activity of discontinued operations	26	-	-	8	34
Foreign currency effect on reserve balance	-	-	-	(2)	(2)

Accrued liabilities as of December 31, 2009	60	2	2	11	75
2010 charges for 2005 and prior initiatives	1	-	-	-	1
2010 charges for 2008 initiatives	1	-	-	-	1
2010 charges for 2009 initiatives	4	-	-	5	9
2010 charges for 2010 initiatives	22	-	-	1	23
Reversal of reserves no longer required	(6)	-	(1)	-	(7)
2010 payments for 2005 and prior initiatives	(1)	(1)	-	-	(2)
2010 payments for 2006 initiatives	(3)	-	-	-	(3)
2010 payments for 2008 initiatives	(7)	-	-	-	(7)
2010 payments for 2009 initiatives	(11)	-	-	(5)	(16)
2010 payments for 2010 initiatives	(1)	-	-	(2)	(3)
Net activity of discontinued operations	(26)	-	-	-	(26)
Foreign currency effect on liability balance	3	-	-	1	4

Accrued liabilities as of December 31, 2010	36	1	1	11	49
2011 charges for 2006 and prior initiatives	1	-	-	-	1
2011 charges for 2009 initiatives	1	-	-	6	7
2011 charges for 2010 initiatives	2	2	10	1	15
2011 charges for 2011 initiatives	87	-	1	1	89
Reversal of reserves no longer required	(5)	-	-	-	(5)
2011 payments for 2006 and prior initiatives	(1)	-	(1)	(1)	(3)
2011 payments for 2008 initiatives	(2)	-	-	-	(2)
2011 payments for 2009 initiatives	(6)	-	-	(6)	(12)
2011 payments for 2010 initiatives	(17)	(3)	-	(1)	(21)
2011 payments for 2011 initiatives	(13)	-	-	(1)	(14)
Net activity of discontinued operations	-	-	-	(2)	(2)
Foreign currency effect on liability balance	(10)	-	-	-	(10)

Accrued liabilities as of December 31, 2011	$73	$-	$11	$8	$92

(1)
The total workforce reduction reserves of $73 million relate to the termination of 699 positions, of which 650 positions had not been terminated as of December 31, 2011.

(2)
Accrued liabilities remaining at December 31, 2011 and 2010 by year of initiatives were as follows (dollars in millions):

	December 31,
	2011	2010
2006 initiatives and prior	$2	$4
2008 initiatives	-	1
2009 initiatives	11	20
2010 initiatives	16	24
2011 initiatives	63	-

Total	$92	$49

        Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate & Other	Total
Accrued liabilities as of January 1, 2009	$3	$1	$1	$63	$7	$-	$-	$75
Adjustment to Textile Effects opening balance sheet liabilities	-	-	-	(5)	-	-	-	(5)
2009 charges for 2006 initiatives	-	-	-	1	-	-	-	1
2009 charges for 2008 initiatives	1	-	-	2	2	-	-	5
2009 charges for 2009 initiatives	-	-	12	10	45	-	11	78
Reversal of reserves no longer required	-	-	-	(7)	(1)	-	-	(8)
2009 payments for 2005 and prior initiatives	(2)	(1)	-	-	(2)	-	-	(5)
2009 payments for 2006 initiatives	-	-	-	(29)	-	-	-	(29)
2009 payments for 2008 initiatives	-	-	-	(13)	(4)	-	-	(17)
2009 payments for 2009 initiatives	-	-	(6)	(4)	(35)	-	(7)	(52)
Net activity of discontinued operations	-	-	-	-	-	34	-	34
Foreign currency effect on liability balance	-	-	-	(1)	(1)	-	-	(2)

Accrued liabilities as of December 31, 2009	2	-	7	17	11	34	4	75
2010 charges for 2005 initiatives	-	-	-	-	1	-	-	1
2010 charges for 2008 initiatives	-	-	-	1	-	-	-	1
2010 charges for 2009 initiatives	-	-	1	-	8	-	-	9
2010 charges for 2010 initiatives	-	2	-	15	-	-	6	23
Reversal of reserves no longer required	-	-	(3)	(1)	(2)	-	(1)	(7)
2010 payments for 2005 initiatives	(1)	-	-	-	(1)	-	-	(2)
2010 payments for 2006 initiatives	-	-	-	(3)	-	-	-	(3)
2010 payments for 2008 initiatives	(1)	-	-	(5)	(1)	-	-	(7)
2010 payments for 2009 initiatives	-	-	(3)	(2)	(8)	-	(3)	(16)
2010 payments for 2010 initiatives	-	(1)	-	-	-	-	(2)	(3)
Net activity of discontinued operations	-	-	-	-	-	(26)	-	(26)
Foreign currency effect on liability balance	-	-	-	3	-	-	1	4

Accrued liabilities as of December 31, 2010	-	1	2	25	8	8	5	49
2011 charges for 2006 and prior initiatives	-	-	-	1	-	-	-	1
2011 charges for 2009 Initiatives	-	-	-	-	7	-	-	7
2011 charges for 2010 Initiatives	-	-	-	13	-	-	2	15
2011 charges for 2011 Initiatives	-	-	21	65	3	-	-	89
Reversal of reserves no longer required	-	-	(1)	(4)	-	-	-	(5)
2011 payments for 2006 and prior initiatives	-	-	-	(2)	(1)	-	-	(3)
2011 payments for 2008 Initiatives	-	-	-	(1)	(1)	-	-	(2)
2011 payments for 2009 Initiatives	-	-	(1)	-	(11)	-	-	(12)
2011 payments for 2010 Initiatives	-	-	-	(15)	-	-	(6)	(21)
2011 payments for 2011 Initiatives	-	-	(7)	(5)	(2)	-	-	(14)
Net activity of discontinued operations	-	-	-	-	-	(2)	-	(2)
Foreign currency effect on liability balance	-	-	(2)	(8)	-	-	-	(10)

Accrued liabilities as of December 31, 2011	$-	$1	$12	$69	$3	$6	$1	$92

Current portion of restructuring reserves	$-	$1	$11	$69	$3	$6	$1	$91
Long-term portion of restructuring reserve	-	-	1	-	-	-	-	1
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	$-	$-	$1	$10	$6	$-	$-	$17
Estimated additional charges beyond one year	-	-	-	15	-	-	-	15

        Details with respect to cash and non-cash restructuring charges for the years ended December 31, 2011, 2010 and 2009 by initiative are provided below (dollars in millions):

Cash charges:
2011 charges for 2006 and prior initiatives	$1
2011 charges for 2009 initiatives	7
2011 charges for 2010 initiatives	15
2011 charges for 2011 initiatives	89
Reversal of reserves no longer required	(5)
Non-cash charges	60

Total 2011 Restructuring, Impairment and Plant Closing Costs	$167

Cash charges:
2010 charges for 2005 and prior initiatives	$1
2010 charges for 2008 initiatives	1
2010 charges for 2009 initiatives	9
2010 charges for 2010 initiatives	23
Reversal of reserves no longer required	(7)
Non-cash charges	2

Total 2010 Restructuring, Impairment and Plant Closing Costs	$29

Cash charges:
2009 charges for 2006 initiatives	$1
2009 charges for 2008 initiatives	5
2009 charges for 2009 initiatives	78
Reversal of reserves no longer required	(8)
Non-cash charges	12

Total 2009 Restructuring, Impairment and Plant Closing Costs	$88

2011 RESTRUCTURING ACTIVITIES

        As of December 31, 2011, our Advanced Materials segment restructuring reserve consisted of $12 million related to workforce reductions in connection with a reorganization of its global structure and relocation of its divisional headquarters from Basel, Switzerland to The Woodlands, Texas. During 2011, our Advanced Materials segment recorded net charges of $20 million primarily related this activity. We expect to incur additional charges of $1 million through December 31, 2012 related to the relocation of our divisional headquarters from Basel, Switzerland to The Woodlands, Texas.

        On September 27, 2011, we announced plans to implement a significant restructuring of our Textile Effects segment, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the Textile Effects segment's long-term global competitiveness. In connection with this plan during 2011, we recorded a charge of $62 million for workforce reduction, a pension curtailment gain of $38 million and $53 million for the impairment of long-lived assets at our Basel, Switzerland manufacturing facility. For purposes of calculating the impairment charge, the fair value of the Basel, Switzerland manufacturing facility was based on the discounted cash flows of that facility. We expect to incur additional restructuring and plant closing charges of approximately $25 million through 2014. As of December 31, 2011, our Textile Effects segment restructuring reserve consisted of $69 million of which $2 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $2 million related to workforce reductions at our production facility in Langweid, Germany, $2 million related to the simplification of the commercial organization and optimization of our distribution network, $15 million related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland, $47 million related to the closure of our production facilities and business support offices in Basel, Switzerland and $1 million related to the consolidation of our North Carolina sites.

        In addition, during 2011, our Textile Effects segment recorded charges of $22 million of which $5 million related to simplification of the commercial organization and optimization of our distribution network, $12 million related to non-workforce reductions incurred for the consolidation of our Switzerland manufacturing facilities, and $4 million related to the consolidation of our North Carolina sites. We reversed charges of $4 million which were no longer required for workforce reductions at our production facility in Langweid, Germany and the consolidation of manufacturing activities and processes at our site in Basel, Switzerland.

        As of December 31, 2011, our Pigments segment restructuring reserve consisted of $3 million primarily related to workforce reductions at our Huelva, Spain and Scarlino, Italy plants. During 2011, our Pigments segment recorded charges of $10 million of which $7 million related to the closure of our Grimsby, U.K. plant and $3 million related to workforce reductions at our Umbogintwini, South Africa plant. We expect to incur additional charges of $6 million through December 31, 2013, primarily related to the closure of our Grimsby, U.K. plant and workforce reductions at Scarlino, Italy.

        The restructuring reserve related to discontinued operations as of December 31, 2011 of $6 million was associated with the closure of our Australian styrenics business. For more information, see "Note 25. Discontinued Operations-Australian Styrenics Business Shutdown."

        As of December 31, 2011, our Corporate and other segment restructuring reserve consisted of $1 million primarily related to a reorganization and regional consolidation of our transactional accounting activities. During 2011, we recorded charges of $2 million in Corporate and other primarily related to workforce reductions in connection with this project.

2010 RESTRUCTURING ACTIVITIES

        As of December 31, 2010, our Performance Products segment restructuring reserve consisted of $1 million related to workforce reductions in connection with a new Performance Products organizational structure. During 2010, we recorded charges of $2 million related to workforce reductions in connection with this project.

        As of December 31, 2010, our Advanced Materials segment restructuring reserve consisted of $2 million related to workforce reductions in connection with a reorganization designed to implement a regional management structure. During 2010, we recorded net reversals of $2 million primarily related to workforce reductions in connection to this project.

        As of December 31, 2010, our Textile Effects segment restructuring reserve consisted of $25 million of which $2 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $1 million related to the streamlining of the textile effects business into two global strategic business units as announced during the fourth quarter of 2008, $3 million related to workforce reductions at our production facility in Langweid, Germany, and $19 million related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland. During 2010, our Textile Effects segment recorded net charges of $15 million primarily related to the consolidation of manufacturing activities and processes at our site in Basel, Switzerland.

        As of December 31, 2010, our Pigments segment restructuring reserve consisted of $8 million primarily related to workforce reductions at our Huelva, Spain and Scarlino, Italy plants. During 2010, our Pigments segment recorded net charges of $7 million primarily related to the closure of our Grimsby, U.K. plant. We expect to incur additional charges of $8 million through December 31, 2012, primarily related to the closure of our Grimsby, U.K. plant.

        The restructuring reserve related to discontinued operations as of December 31, 2010 of $8 million was associated with the closure of our Australian styrenics business. For more information, see "Note 25. Discontinued Operations-Australian Styrenics Business Shutdown."

        As of December 31, 2010, our Corporate and other segment restructuring reserve consisted of $5 million primarily related to a reorganization and regional consolidation of our transactional accounting and purchasing activities. During 2010, we recorded net charges of $5 million in Corporate and other primarily related to workforce reductions in connection with these projects.

2009 RESTRUCTURING ACTIVITIES

        As of December 31, 2009, our Polyurethanes segment restructuring reserve consisted of $2 million related to restructuring initiatives at our Rozenburg, The Netherlands site (as announced in 2003).

        As of December 31, 2009, our Advanced Materials segment restructuring reserve consisted of $7 million related to workforce reductions in connection with a reorganization designed to implement a regional management structure. During 2009, we recorded charges of $12 million related to this reorganization project.

        As of December 31, 2009, our Textile Effects segment restructuring reserve consisted of $17 million, of which $5 million related to opening balance sheet liabilities from the Textile Effects Acquisition, $5 million related to the streamlining of the textile effects business into two global strategic business units as announced during the fourth quarter of 2008, and $7 million related to workforce reductions at our production facility in Langweid, Germany. During 2009, we recorded charges of $13 million primarily related to workforce reductions at our Germany production facility. We also reversed accruals of $7 million primarily related to the streamlining of the textile effects business and $5 million related to certain employee termination costs recorded in connection with the Textile Effects Acquisition.

        As of December 31, 2009, our Pigments segment restructuring reserve consisted of $11 million primarily related to workforce reductions at our Huelva, Spain plant. During 2009, we recorded charges of $47 million, of which $29 million primarily related to the closure of our Grimsby plant and $18 million primarily related to workforce reductions at our Huelva, Spain plant. Of the $29 million of charges at our Grimsby plant, $14 million related to contract terminations, $7 million related to workforce reductions and $8 million related to decommissioning. We also recorded non-cash charges of $4 million primarily related to a provision against engineering spare parts at our Grimsby plant.

        As of December 31, 2009, the restructuring reserve associated with discontinued operations of $34 million related to the closure of our former styrenics business in West Footscray, Australia. During 2009, we recorded charges of $63 million in discontinued operations related to the closure of this business, of which $25 million related to workforce reductions, $30 million related to estimated environmental remediation costs and $8 million related to contract termination costs.

        As of December 31, 2009, our Corporate and other segment restructuring reserve consisted of $4 million related to our 2009 fixed cost reduction project announced in the first quarter of 2009. During 2009, we recorded charges of $11 million and non-cash charges of $3 million in Corporate and other related to other aspects of our 2009 fixed cost reduction project.

ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2011
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

12. ASSET RETIREMENT OBLIGATIONS

        Asset retirement obligations consist primarily of landfill capping, closure and post-closure costs and asbestos abatement costs. We are legally required to perform capping and closure and post-closure care on the landfills and asbestos abatement on certain of our premises. For each asset retirement obligation we recognized the estimated fair value of a liability and capitalized the cost as part of the cost basis of the related asset.

        The following table describes changes to our asset retirement obligation liabilities, all of which were recorded in other noncurrent liabilities on the accompanying balance sheets (dollars in millions):

	December 31,
	2011	2010
Asset retirement obligation at beginning of year	$24	$21
Accretion expense	2	1
Liabilities incurred	-	1
Liabilities assumed in connection with the consolidation of a variable interest entity	2	-
Liabilities settled	(1)	-
Foreign currency effect on reserve balance	(1)	1

Asset retirement obligation at end of year	$26	$24

OTHER NONCURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER NONCURRENT LIABILITIES
OTHER NONCURRENT LIABILITIES

13. OTHER NONCURRENT LIABILITIES

        Other noncurrent liabilities consisted of the following (dollars in millions):

	December 31,
	2011	2010
Pension liabilities	$689	$538
Other postretirement benefits	122	124
Environmental accruals	29	35
Restructuring and plant closing costs	1	2
Asset retirement obligations	26	24
Employee benefit accrual	22	23
Legal reserve	22	13
Other	92	93

Total	$1,003	$852

DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
DEBT

7. DEBT

        Outstanding debt consisted of the following (dollars in millions):

	September 30, 2012	December 31, 2011
Senior Credit Facilities:
Term loans	$1,613	$1,696
Amounts outstanding under A/R programs	237	237
Senior notes	490	472
Senior subordinated notes	892	976
HPS (China) debt	109	167
Variable interest entities	266	281
Other	73	113

Total debt-excluding debt to affiliates	$3,680	$3,942

Total current portion of debt	$130	$212
Long-term portion	3,550	3,730

Total debt-excluding debt to affiliates	$3,680	$3,942

Total debt-excluding debt to affiliates	$3,680	$3,942
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	610	439

Total debt	$4,390	$4,481

Senior Credit Facilities

        As of September 30, 2012, our senior credit facilities ("Senior Credit Facilities") consisted of our revolving credit facility ("Revolving Facility"), our term loan B facility ("Term Loan B"), our extended term loan B facility ("Extended Term Loan B"), our extended term loan B facility-Series 2 ("Extended Term Loan B-Series 2") and our term loan C facility ("Term Loan C") as follows (dollars in millions):

Facility	Committed Amount	Principal Outstanding		Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$400	$-	(1)	$-	(1)	USD LIBOR plus 2.50%	2017	(3)
Term Loan B	NA	243		243		USD LIBOR plus 1.50%	2014
Extended Term Loan B	NA	637		637		USD LIBOR plus 2.50%	2017	(3)
Extended Term Loan B-Series 2	NA	342		342		USD LIBOR plus 2.75%	2017	(3)
Term Loan C	NA	419		391		USD LIBOR plus 2.25%	2016
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $19 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of September 30, 2012, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3%.

(3)
The maturity of the Revolving Facility commitments will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to repay our 5.50% senior notes due 2016, Term Loan B due April 19, 2014 and Term Loan C due June 30, 2016. The maturity of Extended Term Loan B and Extended Term Loan B-Series 2 will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our 5.50% senior notes due 2016 that remain outstanding during the three months prior to the maturity date of such notes.

        Our obligations under the Senior Credit Facilities are guaranteed by our guarantor subsidiaries ("Guarantors"), which consist of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries, and are secured by a first priority lien on substantially all of our domestic property, plant and equipment, the stock of all of our material domestic subsidiaries and certain foreign subsidiaries and pledges of intercompany notes between certain of our subsidiaries.

        During the nine months ended September 30, 2012, we made the following payments on our Senior Credit Facilities:

  •
  On September 24, 2012, we prepaid $58 million on our Term Loan B.

  •
  On September 7, 2012, we prepaid $3 million on our Term Loan B, $6 million on our Extended Term Loan B, $4 million on our Extended Term Loan B-Series 2, and $4 million on our Term Loan C.
  •
  On April 2, 2012, we paid the annual scheduled repayment of $3 million on our Term Loan B, $7 million on our Extended Term Loan B, and $4 million on our Term Loan C.

        In connection with these debt repayments, we recognized a loss on early extinguishment of debt of approximately $1 million during the nine months ended September 30, 2012.

Amendment to Credit Agreement

        On March 6, 2012, we entered into a seventh amendment to its Senior Credit Facilities. Among other things, the amendment:

  •
  extended the stated termination date of the Revolving Facility commitments from March 9, 2014 to March 20, 2017;

  •
  reduced the applicable interest rate margin on the Revolving Facility commitments by 0.50%;

  •
  set the undrawn commitment fee on the Revolving Facility at 0.50%;

  •
  increased the capacity for the Revolving Facility commitments from $300 million to $400 million;

  •
  extended the stated maturity date of $346 million aggregate principal amount of Term Loan B from April 19, 2014 to April 19, 2017 (now referred to as Extended Term Loan B-Series 2);

  •
  increased the interest rate margin with respect to Extended Term Loan B-Series 2 to LIBOR plus 3.00% (the interest rate margin is subject to a leverage-based step-down, which was achieved based on June 30, 2012 results); and

  •
  set the amortization on the Extended Term Loan B-Series 2 at 1% of the principal amount.

Redemption of Notes and Loss on Early Extinguishment of Debt

        During the nine months ended September 30, 2012 and 2011, we redeemed or repurchased the following notes (monetary amounts in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
March 26, 2012	7.50% Senior Subordinated Notes due 2015	€ 64 (approximately $86)	€ 65 (approximately $87)	$1
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€ 14 (approximately $19)	€ 14 (approximately $19)	$-
Three months ended September 30, 2011	7.50% Senior Subordinated Notes due 2013	€ 12 (approximately $17)	€ 12 (approximately $17)	$-
July 25, 2011	7.375% Senior Subordinated Notes due 2013	$ 75	$ 77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3

Other Debt

        During the nine months ended September 30, 2012, HPS repaid $2 million and RMB 120 million (approximately $19 million) on term loans and working capital loans under its secured facilities. As of September 30, 2012, HPS had $10 million and RMB 354 million (approximately $56 million) outstanding under its secured facilities.

        During the nine months ended September 30, 2012, HPS repaid RMB 229 million (approximately $36 million) under its loan facility for working capital loans and discounting of commercial drafts. As of September 30, 2012, HPS had RMB 270 million (approximately $43 million) outstanding, which is classified as current portion of debt on the accompanying condensed consolidated balance sheets (unaudited).

        On March 30, 2012, we repaid the remaining A$26 million (approximately $27 million) outstanding under our Australian subsidiary's credit facility (the "Australian Credit Facility"), which represents repayment of A$14 million (approximately $15 million) under the revolving facility and A$12 million (approximately $12 million) under the term loan facility.

Note Payable to Huntsman Corporation

        As of September 30, 2012, there was $707 million outstanding under the intercompany note owed by us to Huntsman Corporation (the "Intercompany Note"). The Intercompany Note is unsecured and $100 million of the outstanding amount is classified as current as of both September 30, 2012 and December 31, 2011 on the condensed consolidated balance sheets (unaudited). As of September 30, 2012, under the terms of the Intercompany Note, we promise to pay Huntsman Corporation interest on the unpaid principal amount at a rate per annum based on the previous monthly average borrowing rate obtained under our U.S. accounts receivable securitization program ("U.S. A/R Program"), less ten basis points (provided that the rate shall not exceed an amount that is 25 basis points less than the monthly average borrowing rate obtained for the U.S. LIBOR-based borrowings under our Revolving Facility).

COMPLIANCE WITH COVENANTS

        We believe that we are in compliance with the covenants contained in the agreements governing our material debt instruments, including our Senior Credit Facilities, our U.S. A/R Program and our European accounts receivable securitization program (the "EU A/R Program" and collectively with the U.S. A/R Program the "A/R Programs") and our notes.

        Our material financing arrangements contain certain covenants with which we must comply. A failure to comply with a covenant could result in a default under a financing arrangement unless we obtained an appropriate waiver or forbearance (as to which we can provide no assurance). A default under these material financing arrangements generally allows debt holders the option to declare the underlying debt obligations immediately due and payable. Furthermore, certain of our material financing arrangements contain cross default and cross acceleration provisions under which a failure to comply with the covenants in one financing arrangement may result in an event of default under another financing arrangement.

        Our Senior Credit Facilities are subject to a single financial covenant (the "Leverage Covenant") which applies only to the Revolving Facility. The Leverage Covenant is applicable only if borrowings, letters of credit or guarantees are outstanding under the Revolving Facility (cash collateralized letters of credit or guarantees are not deemed outstanding). The Leverage Covenant is a net senior secured leverage ratio covenant which requires that our ratio of senior secured debt to EBITDA (as defined in the applicable agreement) is not more than 3.75 to 1.

        If in the future we failed to comply with the Leverage Covenant, then we may not have access to liquidity under our Revolving Facility. If we failed to comply with the Leverage Covenant at a time when we had uncollateralized loans or letters of credit outstanding under the Revolving Facility, we would be in default under the Senior Credit Facilities, and, unless we obtained a waiver or forbearance with respect to such default (as to which we can provide no assurance), we could be required to pay off the balance of the Senior Credit Facilities in full, and we may not have further access to such facilities.

        The agreements governing our A/R Programs also contain certain receivable performance metrics. Any material failure to meet the applicable A/R Programs' metrics in the future could lead to an early termination event under the A/R Programs, which could require us to cease our use of such facilities, prohibiting us from additional borrowings against our receivables or, at the discretion of the lenders, requiring that we repay the A/R Programs in full. An early termination event under the A/R Programs would also constitute an event of default under our Senior Credit Facilities, which could require us to pay off the balance of the Senior Credit Facilities in full and could result in the loss of our Senior Credit Facilities.

14. DEBT

        Outstanding debt of consolidated entities consisted of the following (dollars in millions):

	December 31,
	2011	2010
Senior Credit Facilities:
Term loans	$1,696	$1,688
Amounts outstanding under A/R programs	237	238
Senior notes	472	452
Subordinated notes	976	1,279
HPS (China) debt	167	188
Variable interest entities	281	200
Other	113	101

Total debt—excluding debt to affiliates	$3,942	$4,146

Total current portion of debt	$212	$519
Long-term portion	3,730	3,627

Total debt—excluding debt to affiliates	$3,942	$4,146

Total debt—excluding debt to affiliates	$3,942	$4,146
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	439	439

Total debt	$4,481	$4,685

Senior Credit Facilities

        As of December 31, 2011, our Senior Credit Facilities consisted of our Revolving Facility, our Term Loan B, our Term Loan C and our Extended Term Loan B as follows (dollars in millions):

Facility	Committed Amount	Principal Outstanding	Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$300	$—	$—	(1)	USD LIBOR plus 3.00%	2014	(3)
Term Loan B	NA	$652	$652		USD LIBOR plus 1.50%	2014	(3)
Term Loan C	NA	$427	$394		USD LIBOR plus 2.25%	2016	(3)
Extended Term Loan B	NA	$650	$650		USD LIBOR plus 2.50%	2017	(3)
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $20 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2011, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 2%.

(3)
The maturity of the Extended Term Loan B will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our outstanding 5.50% senior notes due 2016 at least three months prior to the maturity date of such notes.

        Our obligations under the Senior Credit Facilities are guaranteed by our guarantor subsidiaries, which consist of substantially all of our domestic subsidiaries and certain of our foreign subsidiaries, and are secured by a first priority lien on substantially all of our domestic property, plant and equipment, the stock of all of our material domestic subsidiaries and certain foreign subsidiaries and pledges of intercompany notes between certain of our subsidiaries.

        On March 7, 2011, we entered into a sixth amendment to our credit agreement. The amendment, among other things, extended $650 million of aggregate principal of Term Loan B to a stated maturity of April 2017. As noted in the table above, after the amendment, as of December 31, 2011, we have $652 million outstanding on Term Loan B with maturity of April 2014 and $650 million outstanding on Extended Term Loan B with a maturity of April 2017. The amendment increased the interest rate margin with respect to Extended Term Loan B by 1.0%. Extended Term Loan B will amortize in an amount equal to 1.0% of the principal amount, payable annually commencing on March 31, 2012. The amendment also grants our Company the right to request an extension of the remaining principal balance of Term Loan B to the stated maturity date of Extended Term Loan B.

        During 2010, we took the following actions with respect to our Senior Credit Facilities:

  •
  On March 9, we entered into the Fifth Amendment to the Credit Agreement which replaced certain agent banks, extended the stated maturity of the Revolving Facility and amended certain other terms.

  •
  On April 26, we prepaid $124 million on Term Loan B and $40 million on Term Loan C with cash accumulated in prior periods. We incurred a loss on early extinguishment of debt of $5 million.

  •
  On June 22, we prepaid $83 million on Term Loan B and $27 million on Term Loan C with proceeds from the final settlement of insurance claims. We incurred a loss on early extinguishment of debt of $2 million.

  •
  We paid the annual scheduled repayment of $16 million on Term Loan B and $5 million on Term Loan C.

A/R Programs

        Our A/R Programs are structured so that we grant a participating undivided interest in certain of our trade receivables to the U.S. SPE and the EU SPE. We retain the servicing rights and a retained interest in the securitized receivables. Information regarding the A/R Programs was as follows (monetary amounts in millions):

December 31, 2011
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2014	$250	$90(4)	Applicable Rate plus 1.50% - 1.65%
EU A/R Program	April 2014	€225 (approximately $291)	€114 (approximately $147)	Applicable Rate plus 2.0%

December 31, 2010
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	October 2012	$125	$27.5	USD LIBOR rate plus 3.75%
U.S. A/R Program	October 2011	$125	$27.5	CP rate plus 3.50%
EU A/R Program	October 2011	€225 (approximately $297)	€139 (approximately $183)	GBP LIBOR rate, USD LIBOR rate or EURIBOR rate plus 3.75%
(1)
The amount of actual availability under the A/R Programs may be lower based on the level of eligible receivables sold, changes in the credit ratings of our customers, customer concentration levels, and certain characteristics of the accounts receivable being transferred, as defined in the applicable agreements.

(2)
Each interest rate is defined in the applicable agreements. In addition, the U.S. SPE and the EU SPE are obligated to pay unused commitment fees to the lenders based on the amount of each lender's commitment.

(3)
Applicable rate for the U.S. A/R Program is defined by the lender as either USD LIBOR or CP rate. Applicable rate for the EU A/R Program is either GBP LIBOR, USD LIBOR or EURIBOR.

(4)
As of December 31, 2011 we had approximately $4 million (U.S. dollar equivalents) of letters of credit issued and outstanding under our U.S. A/R Program.

        On April 15, 2011, we entered into an amendment to the EU A/R Program. This amendment, among other things, extended the scheduled commitment termination date of the program to April 2014, added an additional lender to the program and reduced the applicable margin on borrowings to 2.0%.

        On April 18, 2011, we entered into an amendment to the U.S. A/R Program. This amendment, among other things, extended the scheduled commitment termination date of the program to April 2014, added an additional lender to the program and reduced the applicable margin on borrowings to a range of 1.50% to 1.65%.

        Receivables transferred under the A/R Programs qualified as sales through December 31, 2009. Upon adoption of new accounting guidance in 2010, transfers of accounts receivable under our A/R Programs no longer met the criteria for derecognition. Accordingly, the amounts outstanding under our A/R Programs are accounted for as secured borrowings as of January 1, 2010. During 2009, we recorded a loss on the off-balance sheet accounts receivable securitization program of $23 million.

        As of December 31, 2011 and December 31, 2010, $633 million and $552 million respectively, of accounts receivable were pledged as collateral under the A/R Programs.

Notes

        As of December 31, 2011, we had outstanding the following notes (monetary amounts in millions):

Notes	Maturity	Interest Rate		Amount Outstanding
Senior Notes	June 2016	5.500	%(1)	$600 ($472 carrying value)
Senior Subordinated Notes	March 2021	8.625%		$530 ($543 carrying value)
Senior Subordinated Notes	March 2020	8.625%		$350
Senior Subordinated Notes	January 2015	7.500%		€64 (approximately $83)
(1)
The effective interest rate at issuance was 11.73%.

        Our notes are governed by indentures which impose certain limitations on our Company, including among other things limitations on the incurrence of debt, distributions, certain restricted payments, asset sales, and affiliate transactions. The notes are unsecured obligations and are guaranteed by certain subsidiaries named as guarantors.

Redemption of Notes and Loss on Early Extinguishment of Debt

        During the years ended December 31, 2011 and 2010, we redeemed or repurchased the following notes (monetary amounts in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
Three months ended December 31, 2011	6.875% Senior Subordinated Notes due 2013	€70 (approximately $94)	€71 (approximately $96)	$2
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€14 (approximately $19)	€14 (approximately $19)	$—
Three months ended September 30, 2011	7.5% Senior Subordinated Notes due 2015	€12 (approximately $17)	€12 (approximately $17)	$—
July 25, 2011	7.375% Senior Subordinated Notes due 2015	$75	$77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3
November 29, 2010	7.875% Senior Subordinated Notes due 2014	$88	$92	$3
November 26, 2010	7.875% Senior Subordinated Notes due 2014	$100	$104	$4
October 12, 2010	7.875% Senior Subordinated Notes due 2014	$159	$165	$7
September 27, 2010	6.875% Senior Subordinated Notes due 2013	€132 (approximately $177)	€137 (approximately $183)	$7
March 17, 2010	6.875% Senior Subordinated Notes due 2013	€184 (approximately $253)	€189 (approximately $259)	$7
March 17, 2010	7.50% Senior Subordinated Notes due 2015	€59 (approximately $81)	€59 (approximately $81)	$2

        For the year ended December 31, 2011, we recorded a loss on early extinguishment of debt of $7 million. For the year ended December 31, 2010, in connection with redemptions described in the table above, we recorded a loss on early extinguishment of debt of $30 million. As noted in "—Senior Credit Facilities" above, we recognized a $7 million loss on early extinguishment of debt in 2010 on the prepayment of $274 million of Term Loans. For the year ended December 31, 2009, we recorded a loss on early extinguishment of debt of $21 million each.

Variable Interest Entity Debt

        On April 1, 2011, we began consolidating Sasol-Huntsman which was previously accounted for under the equity method. See "Note 7. Variable Interest Entities." Sasol-Huntsman has a facility agreement for a €77 million (approximately $100 million) term loan facility and a €5 million (approximately $6 million) revolving facility. As of December 31, 2011, Sasol-Huntsman had no borrowings under the revolving facility and had €73 million (approximately $95 million) outstanding under the term loan facility. The facility will be repaid over semiannual installments, with the final repayment scheduled for December 2018. Obligations under the facility agreement are secured by, among other things, first priority right on the property, plant and equipment of Sasol-Huntsman.

        As of December 31, 2011, Arabian Amines Company had $186 million outstanding under its loan commitments and debt financing arrangements which consisted of the following:

  •
  An SIDF Facility with SAR 482 million (approximately $129 million) outstanding. Repayment of the loan is to be made in semiannual installments that are scheduled to begin in 2012, with final maturity in 2018. The loan is secured by a mortgage over the fixed assets of the project and is 100% guaranteed by the Zamil Group, our 50% joint venture partner.

  •
  A multipurpose Islamic term facility with $57 million outstanding. This facility is scheduled to be repaid in semiannual installments, with final maturity in 2022.

Other Debt

        During the year ended December 31, 2011, HPS repaid $4 million and RMB 151 million (approximately $24 million) of term loans and working capital loans under its secured facilities. In addition, during the year ended December 31, 2011, HPS refinanced RMB 38 million (approximately $6 million) in working capital loans and borrowed an additional RMB 145 million (approximately $23 million) in working capital loans with maturity in 2014. The interest rate on these facilities is LIBOR plus 0.48% for U.S. dollar borrowings and approximately 90% of the Peoples Bank of China rate for RMB borrowings. As of December 31, 2011, HPS had $12 million and RMB 474 million (approximately $75 million) term loan and working capital borrowings under these secured facilities. As of December 31, 2011, the interest rate was approximately 1% for U.S. dollar borrowings and 6% for RMB borrowings.

        As of December 31, 2011, HPS also had RMB 499 million (approximately $79 million) outstanding under a loan facility for working capital loans and discounting commercial drafts with recourse, which is classified as current portion of debt on the accompanying consolidated balance sheets. Interest is calculated using a Peoples Bank of China rate plus the applicable margin. The all-in rate as of December 31, 2011 was approximately 6%.

        As of December 31, 2011, our Australian subsidiary has A$26 million (approximately $26 million) outstanding under its credit facility. The credit facility is comprised of a revolving facility with A$14 million (approximately $14 million) outstanding and a term facility with A$12 million (approximately $12 million) outstanding. On September 1, 2011, our Australian subsidiary entered into an amendment with the lender to modify certain terms of the credit facility.

        During the third quarter of 2011, we incurred other debt related to the financing of our insurance premiums in connection with our annual renewal in July 2011. As of December 31, 2011, the outstanding amount of financed insurance premiums was $15 million, all of which was classified as current portion of debt on the accompanying consolidated balance sheets.

Note Payable to Huntsman Corporation

        As of December 31, 2011, Huntsman Corporation had loaned $535 million to us under an existing promissory note. The Intercompany Note is unsecured and $100 million of the outstanding amount is classified as current as of December 31, 2011 on the accompanying consolidated balance sheets. As of December 31, 2011, under the terms of the Intercompany Note, we promised to pay Huntsman Corporation interest on the unpaid principal amount at a rate per annum based on the previous monthly average borrowing rate obtained under our U.S. A/R Program, less 10 basis points (provided that the rate shall not exceed an amount that is 25 basis points less than the monthly average borrowing rate obtained for the U.S. LIBOR-based borrowings under our Revolving Facility).

COMPLIANCE WITH COVENANTS

        We believe that we are in compliance with the covenants contained in the agreements governing our material debt instruments, including our Senior Credit Facilities, our A/R Programs and our notes.

        Our material financing arrangements contain certain covenants with which we must comply. A failure to comply with a covenant could result in a default under a financing arrangement if not waived or amended. A default under these material financing arrangements generally allows debt holders the option to declare the underlying debt obligations immediately due and payable.

        Furthermore, certain of our material financing arrangements contain cross default and cross acceleration provisions under which a failure to comply with the covenants in one financing arrangement may result in an event of default under another financing arrangement.

        Our Senior Credit Facilities are subject to the Leverage Covenant which applies only to the Revolving Facility. The Leverage Covenant is applicable only if borrowings, letters of credit or guarantees are outstanding under the Revolving Facility (cash collateralized letters of credit or guarantees are not deemed outstanding). The Leverage Covenant is a net senior secured leverage ratio covenant which requires that our ratio of senior secured debt to EBITDA (as defined in the applicable agreement) is not more than 3.75 to 1.

        If in the future we failed to comply with the Leverage Covenant, then we may not have access to liquidity under our Revolving Facility. If we failed to comply with the Leverage Covenant at a time when we had uncollateralized loans or letters of credit outstanding under the Revolving Facility, we would be in default under the Senior Credit Facilities, and, unless we obtained a waiver or forbearance with respect to such default (as to which we can provide no assurance), we could be required to pay off the balance of the Senior Credit Facilities in full, and we may not have further access to such facilities.

        The agreements governing our A/R Programs also contain certain performance metrics. Any material failure to meet the applicable A/R Programs' metrics in the future could lead to an early termination event under the A/R Programs, which could require us to cease our use of such facilities, prohibiting us from additional borrowings against our receivables or, at the discretion of the lenders, requiring that we repay the A/R Programs in full. An early termination event under the A/R Programs would also constitute an event of default under our Senior Credit Facilities, which could require us to pay off the balance of the Senior Credit Facilities in full and could result in the loss of our Senior Credit Facilities.

MATURITIES

        The scheduled maturities of our debt (excluding debt to affiliates) by year as of December 31, 2011 are as follows (dollars in millions):

Year ending December 31
2012	$212
2013	86
2014	973
2015	135
2016	897
Thereafter	1,639

$3,942

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

8. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

        We are exposed to market risks, such as changes in interest rates, foreign exchange rates and commodity pricing risks. From time to time, we enter into transactions, including transactions involving derivative instruments, to manage certain of these exposures.

        All derivatives, whether designated in hedging relationships or not, are recorded on our balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged items are recognized in earnings. If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in accumulated other comprehensive loss, to the extent effective, and will be recognized in the income statement when the hedged item affects earnings. To the extent applicable, we perform effectiveness assessments in order to use hedge accounting at each reporting period. For a derivative that does not qualify as a hedge, changes in fair value are recognized in earnings.

        We also hedge our net investment in certain European operations. Changes in the fair value of the hedge in the net investment of certain European operations are recorded in accumulated other comprehensive loss.

        Our cash flows and earnings are subject to fluctuations due to exchange rate variation. Our revenues and expenses are denominated in various foreign currencies. From time to time, we may enter into foreign currency derivative instruments to minimize the short-term impact of movements in foreign currency rates. Where practicable, we generally net multi-currency cash balances among our subsidiaries to help reduce exposure to foreign currency exchange rates. Certain other exposures may be managed from time to time through financial market transactions, principally through the purchase of spot or forward foreign exchange contracts (generally with maturities of one year or less). We do not hedge our foreign currency exposures in a manner that would eliminate the effect of changes in exchange rates on our cash flows and earnings. As of September 30, 2012, we had approximately $199 million in notional amount (in U.S. dollar equivalents) outstanding in forward foreign currency contracts.

        On December 9, 2009, we entered into a five-year interest rate contract to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities. The notional value of the contract is $50 million, and it has been designated as a cash flow hedge. The effective portion of the changes in the fair value of the swap was recorded in other comprehensive income (loss). We will pay a fixed 2.6% on the hedge and receive the one-month LIBOR rate. As of September 30, 2012, the fair value of the hedge was $3 million and was recorded in other noncurrent liabilities on the condensed consolidated balance sheets (unaudited).

        On January 19, 2010, we entered into an additional five-year interest rate contract to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities. The notional value of the contract is $50 million, and it has been designated as a cash flow hedge. The effective portion of the changes in the fair value of the swap was recorded in other comprehensive income (loss). We will pay a fixed 2.8% on the hedge and receive the one-month LIBOR rate. As of September 30, 2012, the fair value of the hedge was $3 million and was recorded in other noncurrent liabilities on the condensed consolidated balance sheets (unaudited).

        On September 1, 2011, we entered into a $50 million forward interest rate contract that will begin in December 2014 with maturity in April 2017 and a $50 million forward interest rate contract that will begin in January 2015 with maturity in April 2017. These two forward contracts are to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities once our existing interest rate hedges mature. These swaps are designated as cash flow hedges and the effective portion of the changes in the fair value of the swaps were recorded in other comprehensive income (loss). Both interest rate contracts will pay a fixed 2.5% on the hedge and receive the one-month LIBOR rate once the contracts begin in 2014 and 2015, respectively. As of September 30, 2012, the combined fair value of these two hedges was $4 million and was recorded in other noncurrent liabilities on the condensed consolidated balance sheets (unaudited).

        In 2009, Sasol-Huntsman entered into derivative transactions to hedge the variable interest rate associated with its local credit facility. These hedges include a floating to fixed interest rate contract providing Sasol-Huntsman with EURIBOR interest payments for a fixed payment of 3.62% and a cap for future periods with a strike price of 3.62%. In connection with the consolidation of Sasol-Huntsman as of April 1, 2011, the interest rate contract is now included in our consolidated results. See "Note 5. Variable Interest Entities." The notional amount of the hedge as of September 30, 2012 was €47 million (approximately $61 million) and the derivative transactions do not qualify for hedge accounting. As of September 30, 2012, the fair value of this hedge was €2 million (approximately $3 million) and the hedge was recorded in other noncurrent liabilities on the condensed consolidated balance sheets (unaudited). For the three months and nine months ended September 30, 2012, we recorded interest expense of less than €1 million (less than $1 million) due to changes in the fair value of the swap.

        Beginning in 2009, Arabian Amines Company entered into a 12-year floating to fixed interest rate contract providing for a receipt of LIBOR interest payments for a fixed payment of 5.02%. In connection with the consolidation of Arabian Amines Company as of July 1, 2010, the interest rate contract is now included in our consolidated results. See "Note 5. Variable Interest Entities." The notional amount of the swap as of September 30, 2012 was $36 million, and the interest rate contract is not designated as a cash flow hedge. As of September 30, 2012, the fair value of the swap was $6 million and was recorded as other noncurrent liabilities on the condensed consolidated balance sheets (unaudited). For both the three and nine months ended September 30, 2012, we recorded interest expense of less than $1 million due to changes in the fair value of the swap.

        In conjunction with the issuance of the 8.625% senior subordinated notes due 2020, we entered into cross-currency interest rate contracts with three counterparties. On March 17, 2010, we paid $350 million to these counterparties and received €255 million from these counterparties and at maturity on March 15, 2015 we are required to pay €255 million and will receive $350 million. On March 15 and September 15 of each year, we will receive U.S. dollar interest payments of approximately $15 million (equivalent to an annual rate of 8.625%) and make interest payments of approximately €11 million (equivalent to an annual rate of approximately 8.41%). These swaps are designated as a hedge of net investment for financial reporting purposes. As of September 30, 2012, the fair value of these swaps was $29 million and was recorded in noncurrent assets in our condensed consolidated balance sheets (unaudited).

        As of and for the three and nine months ended September 30, 2012, the changes in fair value of the realized gains (losses) recorded in the condensed consolidated statements of operations (unaudited) of our other outstanding foreign currency rate hedging contracts and derivatives were not considered significant.

        A significant portion of our intercompany debt is denominated in euros. We also finance certain of our non-U.S. subsidiaries with intercompany loans that are, in many cases, denominated in currencies other than the entities' functional currency. We manage the net foreign currency exposure created by this debt through various means, including cross-currency swaps, the designation of certain intercompany loans as permanent loans because they are not expected to be repaid in the foreseeable future ("permanent loans") and the designation of certain debt and swaps as net investment hedges.

        Foreign currency transaction gains and losses on intercompany loans that are not designated as permanent loans are recorded in earnings. Foreign currency transaction gains and losses on intercompany loans that are designated as permanent loans are recorded in other comprehensive income (loss). From time to time, we review such designation of intercompany loans.

        From time to time, we review our non-U.S. dollar denominated debt and swaps to determine the appropriate amounts designated as hedges. As of September 30, 2012, we have designated €255 million (approximately $327 million) of euro-denominated debt and cross-currency interest rate swaps as a hedge of our net investments. For the three and nine months ended September 30, 2012, the amount of loss recognized on the hedge of our net investments was $6 million and approximately $1 million, respectively, and was recorded in other comprehensive income (loss). As of September 30, 2012, we had €1,211 million (approximately $1,558 million) in net euro assets.

15. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

        We are exposed to market risks, such as changes in interest rates, foreign exchange rates and commodity pricing risks. From time to time, we enter into transactions, including transactions involving derivative instruments, to manage certain of these exposures. We also hedge our net investment in certain European operations. Changes in the fair value of the hedge in the net investment of certain European operations are recorded in accumulated other comprehensive (loss) income.

INTEREST RATE RISKS

        Through our borrowing activities, we are exposed to interest rate risk. Such risk arises due to the structure of our debt portfolio, including the duration of the portfolio and the mix of fixed and floating interest rates. Actions taken to reduce interest rate risk include managing the mix and rate characteristics of various interest bearing liabilities, as well as entering into interest rate derivative instruments.

        From time to time, we may purchase interest rate swaps and/or interest rate collars to reduce the impact of changes in interest rates on our floating-rate long-term debt. Under interest rate swaps, we agree with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The collars entitle us to receive from the counterparties (major banks) the amounts, if any, by which our interest payments on certain of our floating-rate borrowings exceed a certain rate, and require us to pay to the counterparties (major banks) the amount, if any, by which our interest payments on certain of our floating-rate borrowings are less than a certain rate.

        On December 9, 2009, we entered into a five-year interest rate contract to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities. The notional value of the contract is $50 million, and it has been designated as a cash flow hedge. The effective portion of the changes in the fair value of the swap was recorded in other comprehensive loss. We will pay a fixed 2.6% on the hedge and receive the one-month LIBOR rate. As of December 31, 2011 and 2010, the fair value of the hedge was $(3) million and $(2) million, respectively, and was recorded in other noncurrent liabilities.

        On January 19, 2010, we entered into an additional five-year interest rate contract to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities. The notional value of the contract is $50 million, and it has been designated as a cash flow hedge. The effective portion of the changes in the fair value of the swap was recorded as other comprehensive loss. We will pay a fixed 2.8% on the hedge and receive the one-month LIBOR rate. As of December 31, 2011 and 2010, the fair value of the hedge was $(3) million and $(2) million, respectively, and was recorded in other noncurrent liabilities.

        On September 1, 2011, we entered into a $50 million forward interest rate contract that will begin in December 2014 with maturity in April 2017 and a $50 million forward interest rate contract that will begin in January 2015 with maturity in April 2017. These two forward contracts are to hedge the variability caused by monthly changes in cash flow due to associated changes in LIBOR under our Senior Credit Facilities once our existing interest rate hedges mature. These swaps are designated as a cash flow hedges and the effective portion of the changes in the fair value of the swaps were recorded in other comprehensive income. Both interest rate contracts will pay a fixed 2.5% on the hedge and receive the one-month LIBOR rate once the contracts begin in 2014 and 2015, respectively. As of December 31, 2011, the combined fair value of these two hedges was $(1) million and was recorded in other noncurrent liabilities on the accompanying condensed consolidated balance sheets.

        In 2009, Sasol-Huntsman entered into derivative transactions to hedge the variable interest rate associated with its local credit facility. These derivative rate hedges include a floating to fixed interest rate contract providing Sasol-Huntsman with EURIBOR interest payments for a fixed payment of 3.62% and a cap for future periods with a strike price of 3.62%. In connection with the consolidation of Sasol-Huntsman as of April 1, 2011, the interest rate contract is now included in our consolidated results. See "Note 7. Variable Interest Entities." The notional amount of the hedge as of December 31, 2011 was €51 million (approximately $66 million) and the derivative transactions do not qualify for hedge accounting. As of December 31, 2011, the fair value of this hedge was €(3) million (approximately $3 million) and was recorded in other noncurrent liabilities on the accompanying consolidated balance sheets. For 2011 we recorded interest expense of €2 million (approximately $2 million) due to changes in the fair value of the swap.

        Beginning in 2009, Arabian Amines Company entered into a 12-year floating to fixed interest rate contract providing for a receipt of LIBOR interest payments for a fixed payment of 5.02%. In connection with the consolidation of Arabian Amines Company as of July 1, 2010, the interest rate contract is now included in our consolidated results. See "Note 7. Variable Interest Entities." The notional amount of the swap as of December 31, 2011 was $38 million, and the interest rate contract is not designated as a cash flow hedge. As of December 31, 2011 and 2010, the fair value of the swap was $(6) million and $(5) million, respectively, and was recorded as other noncurrent liabilities on the accompanying consolidated balance sheets. For 2011 and 2010, we recorded additional (reduction of) interest expense of $1 million and $(1) million, respectively, due to changes in fair value of the swap.

        For the years ended December 31, 2011 and 2010, the changes in accumulated other comprehensive (loss) income associated with these cash flow hedging activities was approximately $4 million and $5 million, respectively.

        During 2012, accumulated other comprehensive (loss) income of nil is expected to be reclassified to earnings. The actual amount that will be reclassified to earnings over the next twelve months may vary from this amount due to changing market conditions. We would be exposed to credit losses in the event of nonperformance by a counterparty to our derivative financial instruments. We anticipate, however, that the counterparties will be able to fully satisfy their obligations under the contracts. Market risk arises from changes in interest rates.

FOREIGN EXCHANGE RATE RISK

        Our cash flows and earnings are subject to fluctuations due to exchange rate variation. Our revenues and expenses are denominated in various currencies. We enter into foreign currency derivative instruments to minimize the short-term impact of movements in foreign currency rates. Where practicable, we generally net multicurrency cash balances among our subsidiaries to help reduce exposure to foreign currency exchange rates. Certain other exposures may be managed from time to time through financial market transactions, principally through the purchase of spot or forward foreign exchange contracts (generally with maturities of three months or less). We do not hedge our currency exposures in a manner that would eliminate the effect of changes in exchange rates on our cash flows and earnings. As of December 31, 2011 and 2010, we had approximately $263 million and $183 million notional amount (in U.S. dollar equivalents) outstanding, respectively, in foreign currency contracts with a term of approximately one month.

        In conjunction with the issuance of our 8.625% senior subordinated notes due 2020, we entered into cross-currency interest rate contracts with three counterparties. On March 17, 2010, we made payments of $350 million to these counterparties and received €255 million from these counterparties, and on maturity (March 15, 2015) we are required to pay €255 million to these counterparties and will receive $350 million from these counterparties. On March 15 and September 15 of each year, we will receive U.S. dollar interest payments of approximately $15 million (equivalent to an annual rate of 8.625%) and make interest payments of approximately €11 million (equivalent to an annual rate of approximately 8.41%). This swap is designated as a hedge of net investment for financial reporting purposes. As of December 31, 2011 and 2010, the fair value of this swap was $27 million and $19 million, respectively, and was recorded as noncurrent assets in our consolidated balance sheet. For 2011 and 2010, we recorded the effective portion of the changes in the fair value of $8 million and $7 million, respectively, in other comprehensive income, and we recorded the ineffective portion of nil and $12 million, respectively, as a reduction to interest expense. On July 15, 2010, we changed the method of assessing the effectiveness of this hedge from the spot method to the forward method, which we believe will reduce the ineffective portion and lower volatility in interest expense in future periods.

        A portion of our debt is denominated in euros. We also finance certain of our non-U.S. subsidiaries with intercompany loans that are, in many cases, denominated in currencies other than the entities' functional currency. We manage the net foreign currency exposure created by this debt through various means, including cross-currency swaps, the designation of certain intercompany loans as permanent loans because they are not expected to be repaid in the foreseeable future ("permanent loans") and the designation of certain debt and swaps as net investment hedges.

        Foreign currency transaction gains and losses on intercompany loans that are not designated as permanent loans are recorded in earnings. Foreign currency transaction gains and losses on intercompany loans that are designated as permanent loans are recorded in other comprehensive income. From time to time, we review such designation of intercompany loans.

        We review our non-U.S. dollar denominated debt and derivative instruments to determine the appropriate amounts designated as hedges. As of December 31, 2011, we have designated approximately €319 million (approximately $412 million) of euro-denominated debt and cross-currency interest rate contracts as a hedge of our net investment. For the years ended December 31, 2011, 2010 and 2009, the amount of gain (loss) recognized on the hedge of our net investment was $5 million, $34 million and $(5) million, respectively, and was recorded in other comprehensive (loss) income. As of December 31, 2011, we had approximately €1,162 million (approximately $1,503 million) in net euro assets.

COMMODITY PRICES RISK

        Our exposure to changing commodity prices is somewhat limited since the majority of our raw materials are acquired at posted or market related prices, and sales prices for many of our finished products are at market related prices which are largely set on a monthly or quarterly basis in line with industry practice. Consequently, we do not generally hedge our commodity exposures.

FAIR VALUE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE
FAIR VALUE

9. FAIR VALUE

        The fair values of financial instruments were as follows (dollars in millions):

	September 30, 2012		December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$14	$14	$12	$12
Cross-currency interest rate contracts	29	29	27	27
Interest rate contracts	(19)	(19)	(17)	(17)
Long-term debt (including current portion)	(3,680)	(3,941)	(3,942)	(4,061)

        The carrying amounts reported in our condensed consolidated balance sheets (unaudited) of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of non-qualified employee benefit plan investments is obtained through market observable pricing using prevailing market prices. The estimated fair values of our long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market (Level 1).

        The fair value estimates presented herein are based on pertinent information available to management as of September 30, 2012 and December 31, 2011. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements (unaudited) since September 30, 2012, and current estimates of fair value may differ significantly from the amounts presented herein.

        The following assets and liabilities are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Description	September 30, 2012	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for-sale equity securities:
Equity mutual funds	$14	$14	$-	$-
Derivatives:
Cross-currency interest rate contracts(1)	29	-	29	-

Total assets	$43	$14	$29	$-

Liabilities:
Derivatives:
Interest rate contracts(2)	$(19)	$-	$(19)	$-

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for-sale equity securities:
Equity mutual funds	$12	$12	$-	$-
Derivatives:
Cross-currency interest rate contracts(1)	27	-	-	27

Total assets	$39	$12	$-	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$-	$(17)	$-

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.
(3)
There were no transfers between Levels 1 and 2 within the fair value hierarchy for the nine months ended September 30, 2012 and the year ended December 31, 2011.

        The following table shows a reconciliation of beginning and ending balances for instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (dollars in millions):

	Three months ended September 30, 2012	Nine months ended September 30, 2012
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts	Cross-Currency Interest Rate Contracts
Beginning balance	$-	$27
Transfers into Level 3	-	-
Transfer out of Level 3(1)	-	(27)
Total gains (losses):
Included in earnings	-	-
Included in other comprehensive income (loss)	-	-
Purchases, sales, issuances and settlements	-	-

Ending balance, September 30, 2012	$-	$-

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at September 30, 2012	$-	$-

	Three months ended September 30, 2011	Nine months ended September 30, 2011
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts	Cross-Currency Interest Rate Contracts
Beginning balance	$(5)	$19
Transfers into or out of Level 3	-	-
Total (losses) gains:
Included in earnings	-	-
Included in other comprehensive income (loss)	24	-
Purchases, sales, issuances and settlements	-	-

Ending balance, September 30, 2011	$19	$19

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at September 30, 2011	$-	$-

(1)
We are party to cross-currency interest rate contracts that are measured at fair value in our financial statements (unaudited). These instruments have historically been categorized by us as Level 3 within the fair value hierarchy due to an unobservable input associated with the credit valuation adjustment, which we deemed to be a significant input to the overall measurement of fair value at inception. During the nine months ended September 30, 2012, this credit valuation adjustment has ceased to be a significant input to the entire fair value measurement of these instruments. The remaining inputs which are significant to the fair value measurement of these instruments represent observable market inputs that are inputs other than quoted prices (Level 2 inputs).

        Our policy is to recognize transfers between levels within the fair value hierarchy as of the beginning of the reporting period. Due to the change in significance of the credit valuation adjustment to the entire fair value measurement of these instruments, effective January 1, 2012, we have categorized our cross-currency interest rate contracts as Level 2 within the fair value hierarchy.

        Gains and losses (realized and unrealized) included in earnings for instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in interest expense and other comprehensive income (loss) as follows (dollars in millions):

	Three months ended September 30, 2012		Nine months ended September 30, 2012
	Interest expense	Other comprehensive income (loss)	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-	$-	$-
Changes in unrealized gains relating to assets still held at September 30, 2012	-	-	-	-

	Three months ended September 30, 2011		Nine months ended September 30, 2011
	Interest expense	Other comprehensive income (loss)	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-	$-	$-
Changes in unrealized losses relating to assets still held at September 30, 2011	-	24	-	-

        We also have assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets include property, plant and equipment and those associated with acquired businesses, including goodwill and intangible assets. For these assets, measurement at fair value in periods subsequent to their initial recognition is applicable if one or more is determined to be impaired. During the three and nine months ended September 30, 2012 and 2011, we had no impairments related to these assets.

16. FAIR VALUE

        The fair values of our financial instruments were as follows (dollars in millions):

	December 31,
	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$12	$12	$11	$11
Cross-currency interest rate contacts	27	27	19	19
Interest rate contracts	(17)	(17)	(9)	(9)
Long-term debt (including current portion)	(3,942)	(4,061)	(4,146)	(4,371)

        The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of nonqualified employee benefit plan investments is estimated using prevailing market prices. The estimated fair values of our long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market.

        The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since December 31, 2011, and current estimates of fair value may differ significantly from the amounts presented herein.

        The following assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$12	$12	$—	$—
Derivatives:
Cross-currency interest rate contract(1)	27	—	—	27

Total assets	$39	$12	$—	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$—	$(17)	$—

		Fair Value Amounts Using
Description	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$11	$11	$—	$—
Derivatives:
Cross-currency interest rate contract(1)	19	—	—	19

Total assets	$30	$11	$—	$19

Liabilities:
Derivatives:
Interest rate contracts(2)	$(9)	$—	$(9)	$—

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals.

        During the year ended December 31, 2011, no changes were made to the valuation techniques used to measure fair value.

        The following table shows a reconciliation of beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (dollars in millions):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-currency interest rate contracts	Total
Beginning balance, January 1, 2011	$19	$19
Total gains (losses):
Included in earnings	—	—
Included in other comprehensive income (loss)	8	8
Purchases, issuances and settlements	—	—

Ending balance, December 31, 2011	$27	$27

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2011	$—	$—

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Realized interest in securitized receivables	Cross-currency interest rate contracts	Total
Beginning balance, January 1, 2010	$262	$—	$262
Total gains (losses):
Included in earnings	—	12	12
Included in other comprehensive income (loss)	—	7	7
Purchases, issuances and settlements(1)	(262)	—	(262)

Ending balance, December 31, 2010	$—	$19	$19

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2010	$—	$12	$12

(1)
Upon adoption of ASU 2009-16, transfers of our accounts receivable under our A/R Programs no longer met the criteria for derecognition. Accordingly, beginning January 1, 2010, the amounts outstanding under the A/R Programs were accounted for as secured borrowings and the retained interest in securitized receivables was no longer relevant.

        Gains (realized and unrealized) included in earnings for 2011 and 2010 are reported in interest expense and other comprehensive income (loss) as follows (dollars in millions):

2011	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$—	$—
Changes in unrealized gains relating to assets still held at December 31, 2011	$—	$8

2010	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$12	$—
Changes in unrealized gains relating to assets still held at December 31, 2010	$12	$7

EMPLOYEE BENEFIT PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

10. EMPLOYEE BENEFIT PLANS

        Components of the net periodic benefit costs for the three and nine months ended September 30, 2012 and 2011 were as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Three months ended September 30,		Three months ended September 30,
	2012	2011	2012	2011
Service cost	$12	$18	$1	$-
Interest cost	36	39	2	2
Expected return on assets	(45)	(47)	-	-
Amortization of prior service cost	(2)	(2)	(1)	(1)
Amortization of actuarial loss	13	9	-	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$22	$17	$2	$2

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Nine months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Service cost	$43	$51	$3	$2
Interest cost	109	116	5	6
Expected return on assets	(136)	(141)	-	-
Amortization of prior service cost	(6)	(5)	(2)	(2)
Amortization of actuarial loss	37	26	1	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$55	$47	$7	$7

        During the first quarter of 2012, certain U.K. pension plans were closed to new entrants. For existing participants, benefits will only grow as a result of increases in pay. Defined contribution plans were established to replace these pension plans for future benefit accruals. This change did not have a significant impact on our pension liability.

        During 2012, the pension plan formula one of our U.S. subsidiaries was converted from an average pay design to a cash balance plan design. The existing defined contribution plan match was enhanced to offset this reduction in benefits. In connection with this plan change, we reduced our pension liability by approximately $23 million with a corresponding offset to other comprehensive income (loss) during the nine months ended September 30, 2012.

        During the nine months ended September 30, 2012 and 2011, we made contributions to our pension and other postretirement benefit plans of $124 million and $132 million, respectively. During the remainder of 2012, we expect to contribute an additional amount of $31 million to these plans.

        In connection with employee terminations in Switzerland related to restructuring programs, we recorded a noncash pension settlement loss of $8 million in the third quarter of 2012.

17. EMPLOYEE BENEFIT PLANS

DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS

        Our employees participate in a trusteed, non-contributory defined benefit pension plan (the "Plan") that covers substantially all of our full-time U.S. employees. Effective July 1, 2004, the Plan formula for employees not covered by a collective bargaining agreement was converted to a cash balance design. For represented employees, participation in the cash balance design is subject to the terms of negotiated contracts. For participating employees, benefits accrued under the prior formula were converted to opening cash balance accounts. The new cash balance benefit formula provides annual pay credits from 4% to 12% of eligible pay, depending on age and service, plus accrued interest. Participants in the plan on July 1, 2004 may be eligible for additional annual pay credits from 1% to 8%, depending on their age and service as of that date, for up to five years. The conversion to the cash balance plan did not have a significant impact on the accrued benefit liability, the funded status or ongoing pension expense.

        We sponsor defined benefit plans in a number of countries outside of the U.S. The availability of these plans, and their specific design provisions, are consistent with local competitive practices and regulations.

        During the fourth quarter of 2010, our Tioxide U.K. pension plan was closed to new entrants. For existing participants, benefits will only grow as a result of increases in pay. A defined contribution plan was established to replace the Tioxide U.K. pension plan for future benefit accruals.

        We also sponsor unfunded postretirement benefit plans other than pensions, which provide medical and life insurance benefits.

        Our postretirement benefit plans provide a fully insured Medicare Part D plan including prescription drug benefits affected by the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act"). We cannot determine whether the medical benefits provided by our postretirement benefit plans are actuarially equivalent to those provided by the Act. We do not collect a subsidy and our net periodic postretirement benefits cost, and related benefit obligation, do not reflect an amount associated with the subsidy.

        On March 23, 2010, President Obama signed into law the Patient Protection and Affordable Care Act. On March 30, 2010, President Obama signed into law a reconciliation measure, the Health Care and Education Reconciliation Act of 2010. The passage of this legislation has resulted in comprehensive reform of health care in the U.S. We do not believe that this will have a significant impact on our financial position.

        The following table sets forth the funded status of the plans for us and the amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010 (dollars in millions):

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	$761	$2,255	$705	$2,152	$129	$7	$127	$8
Service cost	23	44	21	44	3	-	3	-
Interest cost	44	110	40	102	7	1	7	-
Participant contributions	-	14	-	13	5	-	4	-
Plan amendments	-	(1)	-	-	-	-	-	-
Foreign currency exchange rate changes	-	(13)	-	(23)	-	(1)	-	-
Settlements/transfers	-	(20)	-	(10)	-	-	-	-
Curtailments	-	(38)	-	-	-	-	-	-
Special termination benefits	-	8	-	-	-	-	-	-
Actuarial loss	47	83	34	64	1	-	5	-
Benefits paid	(41)	(111)	(39)	(87)	(17)	(1)	(17)	(1)

Benefit obligation at end of year	$834	$2,331	$761	$2,255	$128	$6	$129	$7

Change in plan assets
Fair value of plan assets at beginning of year	$517	$2,025	$461	$1,880	$-	$-	$-	$-
Actual return on plan assets	(7)	43	61	163	-	-	-	-
Foreign currency exchange rate changes	-	(10)	-	(15)	-	-	-	-
Participant contributions	-	14	-	13	5	-	4	-
Other	-	(1)	-	2	-	-	-	-
Company contributions	69	86	34	79	12	1	13	1
Settlements/transfers	-	(20)	-	(10)	-	-	-	-
Benefits paid	(41)	(111)	(39)	(87)	(17)	(1)	(17)	(1)

Fair value of plan assets at end of year	$538	$2,026	$517	$2,025	$-	$-	$-	$-

Funded status
Fair value of plan assets	$538	$2,026	$517	$2,025	$-	$-	$-	$-
Benefit obligation	834	2,331	761	2,255	128	6	129	7

Accrued benefit cost	$(296)	$(305)	$(244)	$(230)	$(128)	$(6)	$(129)	$(7)

Amounts recognized in balance sheet
Noncurrent asset	$-	$100	$-	$75	$-	$-	$-	$-
Current liability	(6)	(6)	(5)	(6)	(12)	-	(12)	-
Noncurrent liability	(290)	(399)	(239)	(299)	(116)	(6)	(117)	(7)

	$(296)	$(305)	$(244)	$(230)	$(128)	$(6)	$(129)	$(7)

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in accumulated other comprehensive loss (income)
Net actuarial loss	$368	$636	$284	$513	$25	$1	$26	$1
Prior service cost	(22)	2	(27)	2	(10)	-	(13)	-
Transition obligation	1	-	1	-	-	-	-	-

	$347	$638	$258	$515	$15	$1	$13	$1

        The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Actuarial loss	$21	$28	$2	$-
Prior service cost	(5)	(2)	(3)	-

Total	$16	$26	$(1)	$-

        Components of net periodic benefit costs for the years ended December 31, 2011, 2010 and 2009 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$23	$21	$20	$44	$44	$43
Interest cost	44	40	41	110	102	102
Expected return on plan assets	(47)	(42)	(41)	(140)	(121)	(104)
Amortization of transition obligation	-	-	-	-	-	1
Amortization of prior service cost	(4)	(5)	(5)	(2)	(1)	(1)
Amortization of actuarial loss	16	11	7	21	19	33
Settlement loss	-	-	2	-	-	-
Special termination benefits	-	-	-	8	-	2

Net periodic benefit cost	$32	$25	$24	$41	$43	$76

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$3	$3	$3	$-	$-	$3
Interest cost	7	7	8	1	-	-
Amortization of prior service cost	(3)	(3)	(4)	-	-	-
Amortization of actuarial loss	2	1	1	-	-	-

Net periodic benefit cost	$9	$8	$8	$1	$-	$3

        The amounts recognized in net periodic benefit cost and other comprehensive loss (income) as of December 31, 2011, 2010 and 2009 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Current year actuarial loss (gain)	$101	$16	$(7)	$182	$20	$(124)
Amortization of actuarial gain	(16)	(11)	(7)	(21)	(19)	(33)
Current year prior service (credit) cost	-	-	-	(2)	-	1
Amortization of prior service cost	4	4	5	2	1	1
Amortization of transition asset	-	-	-	-	-	(1)
Curtailment effects	-	-	-	(38)	-	(12)
Settlements	-	-	(2)	-	-	-

Total recognized in other comprehensive loss (income)	89	9	(11)	123	2	(168)
Net periodic benefit cost	32	25	24	41	43	76

Total recognized in net periodic benefit cost and other comprehensive loss (income)	$121	$34	$13	$164	$45	$(92)

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Current year actuarial loss (gain)	$1	$5	$(14)	$-	$-	$-
Amortization of actuarial gain	(1)	(2)	(1)	-	-	-
Current year prior service credit	-	-	(5)	-	-	-
Amortization of prior service cost	2	3	4	-	-	-

Total recognized in other comprehensive loss (income)	2	6	(16)	-	-	-
Net periodic benefit cost	9	8	8	1	-	3

Total recognized in net periodic benefit cost and other comprehensive loss (income)	$11	$14	$(8)	$1	$-	$3

        The following weighted-average assumptions were used to determine the projected benefit obligation at the measurement date and the net periodic pension cost for the year:

	Defined Benefit Plans
	U.S. plans			Non U.S. plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.30%	5.70%	5.90%	4.39%	4.69%	4.94%
Rate of compensation increase	3.88%	3.88%	3.88%	3.44%	3.38%	3.23%
Net periodic pension cost
Discount rate	5.70%	5.90%	6.47%	4.69%	4.94%	5.04%
Rate of compensation increase	3.88%	3.88%	3.77%	3.38%	3.23%	3.21%
Expected return on plan assets	8.19%	8.20%	8.25%	6.62%	6.65%	6.62%

	Other Postretirement Benefit Plans
	U.S. plans			Non U.S. plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.09%	5.46%	5.59%	6.09%	6.69%	7.47%
Net periodic pension cost
Discount rate	5.46%	5.59%	6.39%	6.69%	7.47%	7.60%

        In both 2011 and 2010, the health care trend rate used to measure the expected increase in the cost of benefits was assumed to be 7.5% decreasing to 5% after 2016. Assumed health care cost trend rates can have a significant effect on the amounts reported for the postretirement benefit plans. A one-percent point change in assumed health care cost trend rates would have the following effects (dollars in millions):

	Increase	Decrease
Asset category
Effect on total of service and interest cost	$-	$-
Effect on postretirement benefit obligation	4	(4)

        The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as of December 31, 2011 and 2010 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2011	2010	2011	2010
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$834	$761	$1,897	$1,797
Fair value of plan assets	538	517	1,492	1,493

        The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2011 and 2010 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2011	2010	2011	2010
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$834	$761	$1,618	$745
Accumulated benefit obligation	789	712	1,500	684
Fair value of plan assets	538	517	1,251	514

        Expected future contributions and benefit payments are as follows (dollars in millions):

	U.S. Plans		Non-U.S. Plans
	Defined Benefit Plans	Other Postretirement Benefit Plans	Defined Benefit Plans	Other Postretirement Benefit Plans
2012 expected employer contributions
To plan trusts	$72	$11	$70	$1
Expected benefit payments
2012	58	11	97	1
2013	59	11	91	1
2014	50	11	93	1
2015	50	11	99	1
2016	53	11	101	1
2017 - 2021	302	50	546	2

        Our investment strategy with respect to pension assets is to pursue an investment plan that, over the long term, is expected to protect the funded status of the plan, enhance the real purchasing power of plan assets, and not threaten the plan's ability to meet currently committed obligations. Additionally, our investment strategy is to achieve returns on plan assets, subject to a prudent level of portfolio risk. Plan assets are invested in a broad range of investments. These investments are diversified in terms of domestic and international equities, both growth and value funds, including small, mid and large capitalization equities; short-term and long-term debt securities; real estate; and cash and cash equivalents. The investments are further diversified within each asset category. The portfolio diversification provides protection against a single investment or asset category having a disproportionate impact on the aggregate performance of the plan assets.

        Our pension plan assets are managed by outside investment managers. The investment managers value our plan assets using quoted market prices, other observable inputs or unobservable inputs. For certain assets, the investment managers obtain third party appraisals at least annually, which use valuation techniques and inputs specific to the applicable property, market, or geographic location.

        We have established target allocations for each asset category. Our pension plan assets are periodically rebalanced based upon our target allocations.

        The fair value of plan assets for the pension plans was $2.6 billion and $2.5 billion at December 31, 2011 and 2010, respectively. The following plan assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Asset category	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$294	$166	$128	$-
Fixed income	170	106	64	-
Real estate/other	72	45	-	27
Cash	2	2	-	-

Total U.S. pension plan assets	$538	$319	$192	$27

Non-U.S. pension plans:
Equities	$771	$361	$410	$-
Fixed income	923	304	619	-
Real estate/other	316	1	281	34
Cash	16	16	-	-

Total non-U.S. pension plan assets	$2,026	$682	$1,310	$34

		Fair Value Amounts Using
Asset category	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$295	$174	$121	$-
Fixed income	155	97	57	1
Real estate/other	64	45	-	19
Cash	3	3	-	-

Total U.S. pension plan assets	$517	$319	$178	$20

Non-U.S. pension plans:
Equities	$868	$440	$428	$-
Fixed income	891	244	647	-
Real estate/other	248	2	213	33
Cash	18	18	-	-

Total non-U.S. pension plan assets	$2,025	$704	$1,288	$33

        The following table reconciles the beginning and ending balances of plan assets measured at fair value using unobservable inputs (Level 3) (dollars in millions):

	Real Estate/Other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2011	Year ended December 31, 2010
Balance at beginning of period	$52	$33
Return on pension plan assets	(1)	3
Purchases, sales and settlements	10	16

Balance at end of period	$61	$52

	Fixed Income
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2011	Year ended December 31, 2010
Balance at beginning of period	$1	$-
Return on pension plan assets	-	-
Purchases, sales and settlements	(1)	1

Balance at end of period	$-	$1

        Based upon historical returns, the expectations of our investment committee and outside advisors, the expected long term rate of return on the pension assets is estimated to be between 6.62% and 8.25%. The asset allocation for our pension plans at December 31, 2011 and 2010 and the target allocation for 2012, by asset category are as follows:

Asset category	Target Allocation 2012	Allocation at December 31, 2011	Allocation at December 31, 2010
U.S. pension plans:
Equities	54%	55%	57%
Fixed income	33%	32%	30%
Real estate/other	13%	13%	12%
Cash	-	-	1%

Total U.S. pension plans	100%	100%	100%

Non-U.S. pension plans:
Equities	39%	38%	43%
Fixed income	45%	46%	44%
Real estate/other	15%	15%	12%
Cash	1%	1%	1%

Total non-U.S. pension plans	100%	100%	100%

        Equity securities in our pension plans did not include any equity securities of our parent or our affiliates at the end of 2011.

DEFINED CONTRIBUTION PLANS

        We have a money purchase pension plan covering substantially all of our domestic employees who were hired prior to January 1, 2004. Employer contributions are made based on a percentage of employees' earnings (ranging up to 8%).

        We also have a salary deferral plan covering substantially all U.S. employees. Plan participants may elect to make voluntary contributions to this plan up to a specified amount of their compensation. We contribute an amount equal to one-half of the participant's contribution, not to exceed 2% of the participant's compensation.

        Along with the introduction of the cash balance formula within our defined benefit pension plan, the money purchase pension plan was closed to new hires. At the same time, the company match in the salary deferral plan was increased, for new hires, to a 100% match, not to exceed 4% of the participant's compensation, once the participant has achieved six years of service with the Company.

        Our total combined expense for the above defined contribution plans for the years ended December 31, 2011, 2010 and 2009 was $14 million, $14 million and $12 million, respectively.

SUPPLEMENTAL SALARY DEFERRAL PLAN AND SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN

        The Huntsman Supplemental Savings Plan ("Huntsman SSP") is a non-qualified plan covering key management employees and allows participants to defer amounts that would otherwise be paid as compensation. The participant can defer up to 75% of their salary and bonus each year. This plan also provides benefits that would be provided under the Huntsman Salary Deferral Plan if that plan were not subject to legal limits on the amount of contributions that can be allocated to an individual in a single year. The Huntsman SSP was amended and restated effective as of January 1, 2005 to allow eligible executive employees to comply with Section 409A of the Internal Revenue Code of 1986.

        The Huntsman Supplemental Executive Retirement Plan (the "SERP") is an unfunded non-qualified pension plan established to provide certain executive employees with benefits that could not be provided, due to legal limitations, under the Huntsman Defined Benefit Pension Plan, a qualified defined benefit pension plan, and the Huntsman Money Purchase Pension Plan, a qualified money purchase pension plan.

        Assets of these plans are included in other noncurrent assets and as of December 31, 2011 and 2010 were $12 million and $11 million, respectively. During each of the years ended December 31, 2011, 2010 and 2009, we expensed a total of $1 million, $1 million and nil, respectively, as contributions to the Huntsman SSP and the SERP.

STOCK-BASED INCENTIVE PLAN

        In connection with our parent's initial public offering of common and preferred stock on February 16, 2005, our parent adopted the Huntsman Stock Incentive Plan (the "Stock Incentive Plan"). The Stock Incentive Plan permits the grant of non-qualified stock options, incentive stock options, stock appreciation rights, nonvested stock, phantom stock, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. As of December 31, 2011 our parent was authorized to grant up to of 32.6 million shares under the Stock Incentive Plan. See "Note 22. Stock-Based Compensation Plan."

INTERNATIONAL PLANS

        International employees are covered by various post employment arrangements consistent with local practices and regulations. Such obligations are included in the consolidated financial statements in other long-term liabilities.

INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INCOME TAXES
INCOME TAXES

16. INCOME TAXES

        We use the asset and liability method of accounting for income taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial and tax reporting purposes. We evaluate deferred tax assets to determine whether it is more likely than not that they will be realized. Valuation allowances are reviewed on a tax jurisdiction basis to analyze whether there is sufficient positive or negative evidence to support a change in judgment about the realizability of the related deferred tax assets for each jurisdiction. These conclusions require significant judgment. In evaluating the objective evidence that historical results provide, we consider the cyclicality of businesses and cumulative income or losses during the applicable period. Cumulative losses incurred over the applicable period limits our ability to consider other subjective evidence such as our projections for the future. Changes in expected future income in applicable jurisdictions could affect the realization of deferred tax assets in those jurisdictions. During the nine months ended September 30, 2012, on a discrete basis, we changed our judgment about certain valuation allowances, primarily related to operations of our Textile Effects segment, resulting in a net $1 million benefit for changes in valuation allowance related to certain net deferred assets in Guatemala, Indonesia, and China. In addition, due to changes in certain intercompany operations, we increased our estimated future taxable income in Luxembourg and released valuation allowances of $12 million and $8 million on certain net deferred assets during the nine months ended September 30, 2012 and 2011, respectively.

        During the nine months ended September 30, 2012, we recorded a net increase in unrecognized tax benefits with a corresponding income tax expense of $4 million, and during the nine months ended September 30, 2011, we recorded no net change in unrecognized tax benefits.

        During the nine months ended September 30, 2012, we were granted a tax holiday for the period from January 1, 2012 through December 31, 2016 with respect to certain income from Pigments products manufactured in Malaysia. We are required to make certain investments in order to enjoy the benefits of the tax holiday and we intend to make these investments. During the nine months ended September 30, 2012, we recorded a discrete benefit of $3 million from de-recognition of a net deferred tax liability that will reverse during the holiday period. The amount of tax benefit to be realized from the tax holiday is directly dependent on the amount of future pre-tax income generated. We expect that the effects of the tax holiday will not be material to our provision for income taxes.

        During the nine months ended September 30, 2012, we recorded approximately $12 million of tax benefits on the approximately $50 million of restructuring, impairment and plant closing costs attributable to the significant restructuring of our Polyurethanes and Textile Effects segments. During the nine months ended September 30, 2011, we recorded approximately $2 million of tax benefits on the approximately $160 million of restructuring, impairment and plant closing costs attributable to the significant restructuring of our Textile Effects and Advanced Materials segments. The majority of these 2011 restructuring expenses relate to operations in Switzerland where we have a full valuation allowance on our net deferred tax assets.

        Excluding the tax effects resulting from the net valuation allowance changes and restructuring costs, the net unrecognized tax benefit items and the Malaysia tax holiday discussed above, we recorded income tax expense of $212 million and $121 million for the nine months ended September 30, 2012 and 2011, respectively. Our tax expense is affected by the mix of income and losses in the tax jurisdictions in which we operate, as impacted by the presence of valuation allowances in certain tax jurisdictions.

18. INCOME TAXES

        The following is a summary of U.S. and non-U.S. provisions for current and deferred income taxes (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Income tax expense (benefit):
U.S.
Current	$7	$(23)	$67
Deferred	69	45	(13)
Non-U.S.
Current	63	41	17
Deferred	(26)	(23)	88

Total	$113	$40	$159

        The following schedule reconciles the differences between the U.S. federal income taxes at the U.S. statutory rate to our provision (benefit) for income taxes (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Income (loss) from continuing operations before income taxes	$370	$184	$(240)

Expected tax expense (benefit) at U.S. statutory rate of 35%	$130	$64	$(84)
Change resulting from:
State tax expense (benefit) net of federal benefit	7	(4)	(1)
Non-U.S. tax rate differentials	6	(16)	46
Effects of non-U.S. operations	8	29	(4)
Tax authority dispute resolutions	(4)	(21)	(6)
Tax benefit of losses with valuation allowances as a result of other comprehensive income	(1)	(4)	(39)
Change in valuation allowance	(19)	(22)	230
Other, net	(14)	14	17

Total income tax expense	$113	$40	$159

        On September 8, 2009, we announced the closure of our Australia Styrenics operations. U.S. tax law, under our relevant facts, provides for a deduction on investments that are "worthless" for U.S. tax purposes. Therefore, during 2011, 2010, and 2009, we recorded tax benefits of $2 million, $28 million and $74 million, respectively, in discontinued operations related to the closure of and the cumulative U.S. investments in our Australia Styrenics business.

        Included in the 2011, 2010 and 2009 non-U.S. deferred tax expense is $1 million, $4 million and $38 million, respectively, of income tax benefit for losses from continuing operations for certain jurisdictions with valuation allowances to the extent income was recorded in other comprehensive income. An offsetting income tax expense was recognized in accumulated other comprehensive income.

        The components of income (loss) from continuing operations before income taxes were as follows (dollars in millions):

	Year ended December 31,
	2011	2010	2009
U.S.	$255	$38	$92
Non-U.S.	115	146	(332)

Total	$370	$184	$(240)

        Components of deferred income tax assets and liabilities were as follows (dollars in millions):

	December 31,
	2011	2010
Deferred income tax assets:
Net operating loss and AMT credit carryforwards	$895	$970
Pension and other employee compensation	254	216
Property, plant and equipment	77	97
Intangible assets	35	50
Foreign tax credits	82	75
Other, net	140	116

Total	$1,483	$1,524

Deferred income tax liabilities:
Property, plant and equipment	$(515)	$(520)
Pension and other employee compensation	(25)	(19)
Other, net	(107)	(110)

Total	$(647)	$(649)

Net deferred tax asset before valuation allowance	$836	$875
Valuation allowance	(768)	(813)

Net deferred tax asset	$68	$62

Current deferred tax asset	$40	$40
Current deferred tax liability	(29)	(63)
Non-current deferred tax asset	163	179
Non-current deferred tax liability	(106)	(94)

Net deferred tax asset	$68	$62

        We have net operating loss carryforwards ("NOLs") of $2,743 million in various non-U.S. jurisdictions. While the majority of the non-U.S. NOLs have no expiration date, $1,172 million have a limited life (of which $1,064 million are subject to a valuation allowance) and none are scheduled to expire in 2012. We had $68 million of NOLs expire unused in 2011, substantially all of which were in Switzerland and had been subject to a full valuation allowance.

        Included in the $2,743 million of non-U.S. NOLs is $977 million attributable to our Luxembourg entities. As of December 31, 2011, there is a valuation allowance of $268 million against these net tax-effected NOLs of $281 million. Due to the uncertainty surrounding the realization of the benefits of these losses, we have reduced substantially all of the related deferred tax asset with a valuation allowance.

        Valuation allowances are reviewed each period on a tax jurisdiction by jurisdiction basis to analyze whether there is sufficient positive or negative evidence to support a change in judgment about the realizability of the related deferred tax assets. These conclusions require significant judgment. In evaluating the objective evidence that historical results provide, we consider the cyclicality of businesses and cumulative income or losses during the applicable period. Cumulative losses incurred over the period limits our ability to consider other subjective evidence such as our projections for the future.

        During 2011, we released valuation allowances of $27 million on a portion of our net deferred tax assets in France, Spain, Singapore, Australia and Luxembourg, and we established valuation allowances of $5 million on certain net deferred tax assets in China and Thailand.

        Recent profitability in our Pigments business has led to sufficient positive evidence to release a portion of the valuation allowances in France and Spain, in amounts of $10 million and $2 million, respectively. Continued and sustained profitability in the Pigments business could result in additional valuation allowances being released in the future. The valuation allowance in Singapore of $2 million was released primarily as a result of a cumulative history of operating profits. Additional partial valuation allowance releases were recognized in Australia of $5 million and Luxembourg of $8 million, and these will continue to be periodically adjusted with any significant changes in estimated future taxable income, all within the current plans for the future tax structure of these jurisdictions.

        Cumulative losses and the restructuring of our Textile Effects business resulted in the determination that it is more likely than not that the deferred tax assets of the Textile Effects businesses in China of $4 million and Thailand of $1 million would not be realized. Continued sustained losses in the Textile Effects business could result in the future establishment of additional valuation allowances in other jurisdictions.

        During 2010, we released valuation allowances of $20 million on certain net deferred tax assets, principally in Australia (as a result of discontinuing the unprofitable portion of the business operations in that country) and Luxembourg (as a result of restructuring our internal treasury activities such that a portion of the deferred tax assets is more likely than not to be realized). During 2009, we established valuation allowances of $149 million on certain net deferred tax assets, principally in the U.K., primarily as a result of a cumulative history of operating losses.

        Uncertainties regarding expected future income in certain jurisdictions could affect the realization of deferred tax assets in those jurisdictions and result in additional valuation allowances in future periods.

        The following is a summary of changes in the valuation allowance (dollars in millions):

	2011	2010	2009
Valuation allowance as of January 1	$813	$861	$681
Valuation allowance as of December 31	768	813	861

Net decrease (increase)	45	48	(180)
Foreign currency movements	(30)	1	14
Increase (decrease) to deferred tax assets with an offsetting (decrease) increase to valuation allowances	4	(27)	(64)

Change in valuation allowance per rate reconciliation	$19	$22	$(230)

Components of change in valuation allowance affecting tax expense:
Pre-tax (losses) income in jurisdictions with valuation allowances resulting in no tax expense or benefit	$(3)	$2	$(75)
Releases of valuation allowances in various jurisdictions	27	20	4
Establishments of valuation allowances in various jurisdictions	(5)	-	(159)

Change in valuation allowance per rate reconciliation	$19	$22	$(230)

        The following is a reconciliation of our unrecognized tax benefits (dollars in millions):

	2011	2010
Unrecognized tax benefits as of January 1	$43	$74
Gross increases and decreases-tax positions taken during a prior period	(3)	(27)
Gross increases and decreases-tax positions taken during the current period	3	4
Reductions resulting from the lapse of statutes of limitation	(4)	(10)
Foreign currency movements	-	2

Unrecognized tax benefits as of December 31	$39	$43

        As of December 31, 2011 and 2010, the amount of unrecognized tax benefits which, if recognized, would affect the effective tax rate is $31 million and $32 million, respectively.

        In accordance with our accounting policy, we continue to recognize interest and penalties accrued related to unrecognized tax benefits in income tax expense.

	Year ended December 31,
	2011	2010	2009
Interest expense included in tax expense	$5	$1	$3
Penalties expense included in tax expense	-	-	1

	December 31,
	2011	2010
Accrued liability for interest	$13	$8
Accrued liability for penalties	2	2

        We conduct business globally and, as a result, we file income tax returns in the U.S. federal, various U.S. state and various non-U.S. jurisdictions. The following table summarizes the tax years that remain subject to examination by major tax jurisdictions:

Tax Jurisdiction	Open Tax Years
China	2002 and later
Hong Kong	2000 and later
India	2004 and later
Italy	2007 and later
Malaysia	2003 and later
Switzerland	2006 and later
The Netherlands	2006 and later
United Kingdom	2008 and later
United States federal	2011 and later

        Certain of our U.S. and non-U.S. income tax returns are currently under various stages of audit by applicable tax authorities and the amounts ultimately agreed upon in resolution of the issues raised may differ materially from the amounts accrued.

        We estimate that it is reasonably possible that certain of our unrecognized tax benefits, which are individually insignificant, (both U.S. and non-U.S.) could change within 12 months of the reporting date with a resulting decrease in the unrecognized tax benefits within a reasonably possible range of $2 million to $19 million. For the 12-month period from the reporting date, we would expect that a substantial portion of the decrease in our unrecognized tax benefits would result in a corresponding benefit to our income tax expense.

        During 2011, we concluded and effectively settled tax examinations in the U.S. (both Federal and various states) and various non-U.S. jurisdictions including, but not limited to, Australia, China, France and Germany. During 2010, we concluded and settled tax examinations in the U.S. (both Federal and various states) and various non-U.S. jurisdictions including, but not limited to, Belgium, Spain, Indonesia, Thailand and the U.K. During 2009, we concluded and settled tax examinations in the U.S. (both Federal and various states) and various non-U.S. jurisdictions including, but not limited to, Belgium and Italy.

        For non-U.S. entities that were not treated as branches for U.S. tax purposes, the Company does not provide for income taxes on the undistributed earnings of these subsidiaries as earnings are reinvested and, in the opinion of management, will continue to be reinvested indefinitely. The undistributed earnings of foreign subsidiaries that are deemed to be permanently invested were approximately $226 million at December 31, 2011. It is not practicable to determine the unrecognized deferred tax liability on those earnings. We have material inter-company debt obligations owed by our non-U.S. subsidiaries to the U.S. The Company does not intend to repatriate earnings to the U.S. via dividend based on estimates of future domestic cash generation and our ability to return cash to the U.S. through payments of inter-company debt owned by our non-U.S. subsidiaries to the U.S. To the extent that cash is required in the U.S., rather than repatriate earnings to the U.S. via dividend we will utilize our inter-company debt. If any earnings were repatriated via dividend, the Company would need to accrue and pay taxes on the distributions.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

LEGAL MATTERS

Asbestos Litigation

        We have been named as a premises defendant in a number of asbestos exposure cases, typically claims by nonemployees of exposure to asbestos while at a facility. In the past, these cases typically involved multiple plaintiffs bringing actions against multiple defendants, and the complaints have not indicated which plaintiffs were making claims against which defendants, where or how the alleged injuries occurred or what injuries each plaintiff claimed. Rarely do the complaints in these cases state the amount of damages being sought. These facts, which would be central to any estimate of probable loss, generally have been learned only through discovery.

        Where a claimant's alleged exposure occurred prior to our ownership of the relevant premises, the prior owners generally have contractually agreed to retain liability for, and to indemnify us against, asbestos exposure claims. This indemnification is not subject to any time or dollar amount limitations. Upon service of a complaint in one of these cases, we tender it to the prior owner. The prior owner accepts responsibility for the conduct of the defense of the cases and payment of any amounts due to the claimants. In our eighteen-year experience with tendering these cases, we have not made any payment with respect to any tendered asbestos cases. We believe that the prior owners have the intention and ability to continue to honor their indemnity obligations, although we cannot assure you that they will continue to do so or that we will not be liable for these cases if they do not.

        The following table presents for the periods indicated certain information about cases for which service has been received that we have tendered to the prior owner, all of which have been accepted.

	Nine months ended September 30,
	2012	2011
Unresolved at beginning of period	1,080	1,116
Tendered during period	3	10
Resolved during period(1)	2	43
Unresolved at end of period	1,081	1,083
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

        We have never made any payments with respect to these cases. As of September 30, 2012, we had an accrued liability of $10 million relating to these cases and a corresponding receivable of $10 million relating to our indemnity protection with respect to these cases. We cannot assure you that our liability will not exceed our accruals or that our liability associated with these cases would not be material to our financial condition, results of operations or liquidity; accordingly, we are not able to estimate the amount or range of loss in excess of our accruals. Additional asbestos exposure claims may be made against us in the future, and such claims could be material. However, because we are not able to estimate the amount or range of losses associated with such claims, we have made no accruals with respect to unasserted asbestos exposure claims as of September 30, 2012.

        Certain cases in which we are a premises defendant are not subject to indemnification by prior owners or operators. However, we may be entitled to insurance or other recovery in some of these cases. The following table presents for the periods indicated certain information about these cases. Cases include all cases for which service has been received by us. Certain prior cases that were filed in error against us have been dismissed.

	Nine months ended September 30,
	2012	2011
Unresolved at beginning of period	36	37
Filed during period	8	9
Resolved during period	3	8
Unresolved at end of period	41	38

        We paid gross settlement costs for asbestos exposure cases that are not subject to indemnification of $82,000 and $442,000 during the nine months ended September 30, 2012 and 2011, respectively. As of September 30, 2012, we had an accrual of $225,000 relating to these cases and we expect insurance proceeds to offset this cost. We cannot assure you that our liability will not exceed our accruals or that our liability associated with these cases would not be material to our financial condition, results of operations or liquidity; accordingly, we are not able to estimate the amount or range of loss in excess of our accruals. Additional asbestos exposure claims may be made against us in the future, and such claims could be material. However, because we are not able to estimate the amount or range of losses associated with such claims, we have made no accruals with respect to unasserted asbestos exposure claims as of September 30, 2012.

Antitrust Matters

        We were named as a defendant in civil class action antitrust suits alleging that between 1999 and 2004 we conspired with Bayer, BASF, Dow and Lyondell to fix the prices of MDI, TDI, polyether polyols, and related systems ("polyether polyol products") sold in the U.S. in violation of the federal Sherman Act. These cases are consolidated as the "Polyether Polyols" cases in multidistrict litigation pending in the U.S. District Court for the District of Kansas.

        In addition, we and the other Polyether Polyols defendants were named as defendants in three civil antitrust suits brought by certain direct purchasers of polyether polyol products that opted out of the class certified in the Kansas multidistrict litigation. The relevant time frame for these cases is 1994 to 2004 and they are referred to as the "direct action cases." The class action and the direct action cases were consolidated in the Kansas court for the purposes of discovery and other pretrial matters.

        In the second quarter of 2011, we settled the class action and were dismissed as a defendant. On December 29, 2011, we entered into a settlement agreement with the direct action plaintiffs for an amount immaterial to our financial statements and were dismissed from those cases on December 30, 2011.

        Two similar civil antitrust class action cases were filed May 5 and 17, 2006 in the Superior Court of Justice, Ontario Canada and Superior Court, Province of Quebec, District of Quebec, on behalf of purported classes of Canadian direct and indirect purchasers of MDI, TDI and polyether polyols. On April 11, 2012, we reached agreement to resolve these cases for an amount immaterial to our condensed consolidated financial statements (unaudited). On July 27, 2012, the Canadian courts approved the settlement, and the settlement has since been paid.

        A purported class action case filed February 15, 2005 by purchasers in California of products containing rubber and urethane chemicals and pending in Superior Court of California, County of San Francisco is stayed pending resolution of the Kansas multidistrict litigation. The plaintiffs in this matter make similar claims against the defendants as the class plaintiffs in the Kansas multidistrict litigation. While we have previously disclosed this matter because it is related to the Polyether Polyols cases, we do not believe this matter by itself will have a material impact on our condensed consolidated financial statements (unaudited).

        We have been named as a defendant in two purported class action civil antitrust suits alleging that we and our co-defendants and other co-conspirators conspired to fix prices of titanium dioxide sold in the U.S. between at least March 1, 2002 and the present. The cases were filed on February 9 and 12, 2010 in the U.S. District Court for the District of Maryland and a consolidated complaint was filed on April 12, 2010. The other defendants named in this matter are E.I. du Pont de Nemours and Company, Kronos Worldwide Inc., Millennium Inorganic Chemicals, Inc. and the National Titanium Dioxide Company Limited (d/b/a Cristal). The court certified the case as a class action on August 28, 2012 although notice to putative class members has not yet been given while we and our co-defendants pursue an appeal of the class certification before the Court of Appeals for the Fourth Circuit. The trial is set to begin September 9, 2013.

        In all of the antitrust litigation currently pending against us, the plaintiffs generally are seeking injunctive relief, treble damages, costs of suit and attorneys fees. We are not aware of any illegal conduct by us or any of our employees. Nevertheless, we have incurred costs relating to these claims and could incur additional costs in amounts material to us. As alleged damages in these cases have not been specified, and because of the overall complexity of these cases, we are unable to reasonably estimate any possible loss or range of loss with respect to these claims.

Product Delivery Claim

        We have been notified by a customer of potential claims related to our allegedly delivering a different product from that which it had ordered. Our customer claims that it was unaware that the different product had been delivered until after it had been used to manufacture materials which were subsequently sold. Originally, the customer stated that it had been notified of claims of up to an aggregate of €153 million (approximately $191 million) relating to this matter and believed that we may be responsible for all or a portion of these potential claims. Our customer has since resolved some of these claims and the aggregate amount of the current claims is now approximately €113 million (approximately $145 million). Based on the facts currently available to us, we believe that we are insured for any liability we may ultimately have in excess of $10 million. However, no assurance can be given regarding our ultimate liability or costs to us. We believe the range of possible loss to our Company in this matter to be between €0 and €113 million and have made no accrual with respect to this matter.

Indemnification Matter

        On July 3, 2012, Deutsche Bank Securities Inc. and Credit Suisse Securities (USA) LLC (the "Banks") demanded that Huntsman Corporation indemnify them for claims brought by certain MatlinPatterson entities that were formerly our parent's shareholders (the "Plaintiffs") in litigation filed June 19, 2012 in the 9th District Court in Montgomery County, Texas. The Banks assert that they are entitled to indemnification pursuant to the Agreement of Compromise and Settlement between the Banks and our parent, dated June 22, 2009, wherein the Banks and our parent settled claims that we brought relating to the failed merger with Hexion Specialty Chemicals, Inc. ("Hexion"). Plaintiffs claim that the Banks knowingly made materially false representations about the nature of the financing for the acquisition of our parent by Hexion and that they suffered substantial losses to their 19 million shares of our parent's common stock as a result of the Banks' misrepresentations. Plaintiffs are asserting statutory fraud, common law fraud and aiding and abetting statutory fraud and are seeking actual damages, exemplary damages, costs and attorney's fees, pre-judgment and post-judgment interest. Our parent has denied the Banks' demand and continues to monitor the litigation. At this time, we are unable to estimate the amount or range of possible losses with respect to these claims.

Other Proceedings

        We are a party to various other proceedings instituted by private plaintiffs, governmental authorities and others arising under provisions of applicable laws, including various environmental, products liability and other laws. Except as otherwise disclosed in this prospectus, we do not believe that the outcome of any of these matters will have a material effect on our financial condition, results of operations or liquidity.

19. COMMITMENTS AND CONTINGENCIES

PURCHASE COMMITMENTS

        We have various purchase commitments extending through 2023 for materials, supplies and services entered into in the ordinary course of business. Included in the purchase commitments table below are contracts which require minimum volume purchases that extend beyond one year or are renewable annually and have been renewed for 2012. Certain contracts allow for changes in minimum required purchase volumes in the event of a temporary or permanent shutdown of a facility. To the extent the contract requires a minimum notice period, such notice period has been included in the table below. The contractual purchase prices for substantially all of these contracts are variable based upon market prices, subject to annual negotiations. We have estimated our contractual obligations by using the terms of our 2011 pricing for each contract. We also have a limited number of contracts which require a minimum payment even if no volume is purchased. We believe that all of our purchase obligations will be utilized in our normal operations. During 2011, 2010 and 2009, we made minimum payments under such take or pay contracts without taking the product of nil, nil and $6 million, respectively.

        Total purchase commitments as of December 31, 2011 are as follows (dollars in millions):

Year ending December 31
2012	$685
2013	197
2014	128
2015	104
2016	59
Thereafter	94

$1,267

OPERATING LEASES

        We lease certain railcars, aircraft, equipment and facilities under long-term lease agreements. The total expense recorded under operating lease agreements in the accompanying consolidated statements of operations is approximately $83 million, $62 million and $56 million for 2011, 2010 and 2009, respectively, net of sublease rentals of approximately $4 million for each of 2011, 2010 and 2009, respectively.

        Future minimum lease payments under operating leases as of December 31, 2011 are as follows (dollars in millions):

Year ending December 31
2012	$77
2013	71
2014	64
2015	50
2016	45
Thereafter	148

$455

        Future minimum lease payments have not been reduced by minimum sublease rentals of $28 million due in the future under noncancelable subleases.

LEGAL MATTERS

Asbestos Litigation

        We have been named as a premises defendant in a number of asbestos exposure cases, typically claims by nonemployees of exposure to asbestos while at a facility. In the past, these cases typically have involved multiple plaintiffs bringing actions against multiple defendants, and the complaints have not indicated which plaintiffs were making claims against which defendants, where or how the alleged injuries occurred or what injuries each plaintiff claimed. These facts, which would be central to any estimate of probable loss, generally have been learned only through discovery.

        Where a claimant's alleged exposure occurred prior to our ownership of the relevant premises, the prior owners generally have contractually agreed to retain liability for, and to indemnify us against, asbestos exposure claims. This indemnification is not subject to any time or dollar amount limitations. Upon service of a complaint in one of these cases, we tender it to the prior owner. Rarely do the complaints in these cases state the amount of damages being sought. The prior owner accepts responsibility for the conduct of the defense of the cases and payment of any amounts due to the claimants. In our eighteen-year experience with tendering these cases, we have not made any payment with respect to any tendered asbestos cases. We believe that the prior owners have the intention and ability to continue to honor their indemnity obligations, although we cannot assure you that they will continue to do so or that we will not be liable for these cases if they do not.

        The following table presents for the periods indicated certain information about cases for which service has been received that we have tendered to the prior owner, all of which have been accepted.

	Year ended December 31,
	2011	2010	2009
Unresolved at beginning of period	1,116	1,138	1,140
Tendered during period	10	24	18
Resolved during period(1)	46	46	20
Unresolved at end of period	1,080	1,116	1,138
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

        We have never made any payments with respect to these cases. As of December 31, 2011, we had an accrued liability of $10 million relating to these cases and a corresponding receivable of $10 million relating to our indemnity protection with respect to these cases. We cannot assure you that our liability will not exceed our accruals or that our liability associated with these cases would not be material to our financial condition, results of operations or liquidity; accordingly, we are not able to estimate the amount or range of loss in excess of our accruals. Additional asbestos exposure claims may be made against us in the future, and such claims could be material. However, because we are not able to estimate the amount or range of losses associated with such claims, we have made no accruals with respect to unasserted asbestos exposure claims as of December 31, 2011.

        Certain cases in which we are a premises defendant are not subject to indemnification by prior owners or operators. The following table presents for the periods indicated certain information about these cases. Cases include all cases for which service has been received by us. Certain prior cases that were filed in error against us have been dismissed.

	Year ended December 31,
	2011	2010	2009
Unresolved at beginning of period	37	39	43
Filed during period	11	5	3
Resolved during period	12	7	7
Unresolved at end of period	36	37	39

        We paid gross settlement costs for asbestos exposure cases that are not subject to indemnification of $584,000 and $201,000 during the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, we had an accrual of $460,000 relating to these cases. We cannot assure you that our liability will not exceed our accruals or that our liability associated with these cases would not be material to our financial condition, results of operations or liquidity; accordingly, we are not able to estimate the amount or range of loss in excess of our accruals. Additional asbestos exposure claims may be made against us in the future, and such claims could be material. However, because we are not able to estimate the amount or range of losses associated with such claims, we have made no accruals with respect to unasserted asbestos exposure claims as of December 31, 2011.

Antitrust Matters

        We were named as a defendant in civil class action antitrust suits alleging that between 1999 and 2004 we conspired with Bayer, BASF, Dow and Lyondell to fix the prices of MDI, TDI, polyether polyols, and related systems ("polyether polyol products") sold in the U.S. in violation of the federal Sherman Act. These cases are consolidated as the "Polyether Polyols" cases in multidistrict litigation pending in the U.S. District Court for the District of Kansas.

        In addition, we and the other Polyether Polyol defendants were named as defendants in three civil antitrust suits brought by certain direct purchasers of polyether polyol products that opted out of the class certified in the Kansas multidistrict litigation. The relevant time frame for these cases is 1994 to 2004 and they are referred to as the "direct action cases." The class action and the direct action cases were consolidated in the Kansas court for the purposes of discovery and other pretrial matters.

        In the second quarter of 2011, we settled the class action and were dismissed as a defendant. On December 29, 2011, we entered into a settlement agreement with the direct action plaintiffs for an amount immaterial to our financial statements and were dismissed from those cases on December 30, 2011.

        Two similar civil antitrust class action cases were filed May 5 and 17, 2006 in the Superior Court of Justice, Ontario Canada and Superior Court, Province of Quebec, District of Quebec, on behalf of purported classes of Canadian direct and indirect purchasers of MDI, TDI and polyether polyols. The class certification hearing is scheduled for April 2, 2012.

        A purported class action case filed February 15, 2002 by purchasers in California of products containing rubber and urethane chemicals and pending in Superior Court of California, County of San Francisco is stayed pending resolution of the Kansas multidistrict litigation. The plaintiffs in this matter make similar claims against the defendants as the class plaintiffs in the Kansas multidistrict litigation.

        We have been named as a defendant in two purported class action civil antitrust suits alleging that we and our co-defendants and other co-conspirators conspired to fix prices of titanium dioxide sold in the U.S. between at least March 1, 2002 and the present. The cases were filed on February 9 and 12, 2010 in the U.S. District Court for the District of Maryland and a consolidated complaint was filed on April 12, 2010. The other defendants named in this matter are E.I. du Pont de Nemours and Company, Kronos Worldwide Inc., Millennium Inorganic Chemicals, Inc. and the National Titanium Dioxide Company Limited (d/b/a Cristal). A class certification hearing is scheduled for August 16, 2012 and trial is set to begin September 9, 2013. Discovery is ongoing.

        In all of the antitrust litigation currently pending against us, the plaintiffs generally are seeking injunctive relief, treble damages, costs of suit and attorneys fees. We are not aware of any illegal conduct by us or any of our employees. Nevertheless, we have incurred costs relating to these claims and could incur additional costs in amounts material to us.

Port Arthur Plant Fire Insurance Litigation Settlement

        On April 29, 2006, our former Port Arthur, Texas olefins manufacturing plant (which we sold to Flint Hills Resources in November 2007) experienced a major fire. The plant was covered by property damage and business interruption insurance through IRIC, our captive insurer, and the Reinsurers. The property damage and business interruption insurance was subject to a combined deductible of $60 million. We, together with IRIC, asserted claims to the Reinsurers related to losses occurring as a result of this fire. On August 31, 2007, the Reinsurers brought an action against us in the U.S. District Court for the Southern District of Texas. The action sought to compel us to arbitrate with the Reinsurers to resolve disputes related to our claims or, in the alternative, to declare judgment in favor of the Reinsurers. Pursuant to a December 29, 2008 agreement, we participated with the Reinsurers in binding arbitration. We paid our deductible on the claim of $60 million and were paid $365 million by the Reinsurers prior to the commencement of binding arbitration. On May 14, 2010, we entered into a settlement agreement with the Reinsurers, including those Reinsurers that did not participate in the arbitration proceedings that resolved the remainder of our insurance claim for a total amount of $110 million. The Reinsurers completed the payment of this amount on June 15, 2010. For more information, see "Note 25. Discontinued Operations-U.S. Base Chemical Business" to our consolidated financial statements.

Product Delivery Claim

        We have been notified by a customer of potential claims related to our allegedly delivering a different product from that which it had ordered. Our customer claims that it was unaware that the different product had been delivered until after it had been used to manufacture materials which were subsequently sold. The customer has indicated that it has been notified of claims of up to an aggregate of approximately 150 million Euros relating to this matter and believes that we may be responsible for all or a portion of these claims. We are investigating this matter and based on the facts currently available to us, we believe that we are insured for any payments we may ultimately make in excess of $10 million. However, no assurance can be given regarding our ultimate liability or costs to us. We have made no accrual with respect to this matter.

Other Proceedings

        We are a party to various other proceedings instituted by private plaintiffs, governmental authorities and others arising under provisions of applicable laws, including various environmental, products liability and other laws. Except as otherwise disclosed in this prospectus, we do not believe that the outcome of any of these matters will have a material effect on our financial condition, results of operations or liquidity.

ENVIRONMENTAL, HEALTH AND SAFETY MATTERS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

14. ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

General

        We are subject to extensive federal, state, local and international laws, regulations, rules and ordinances relating to safety, pollution, protection of the environment, product management and distribution, and the generation, storage, handling, transportation, treatment, disposal and remediation of hazardous substances and waste materials. In the ordinary course of business, we are subject to frequent environmental inspections and monitoring and occasional investigations by governmental enforcement authorities. In addition, our production facilities require operating permits that are subject to renewal, modification and, in certain circumstances, revocation. Actual or alleged violations of safety laws, environmental laws or permit requirements could result in restrictions or prohibitions on plant operations or product distribution, substantial civil or criminal sanctions, as well as, under some environmental laws, the assessment of strict liability and/or joint and several liability. Moreover, changes in environmental regulations could inhibit or interrupt our operations, or require us to modify our facilities or operations. Accordingly, environmental or regulatory matters may cause us to incur significant unanticipated losses, costs or liabilities.

Environmental, Health and Safety Systems

        We are committed to achieving and maintaining compliance with all applicable environmental, health and safety ("EHS") legal requirements, and we have developed policies and management systems that are intended to identify the multitude of EHS legal requirements applicable to our operations, enhance compliance with applicable legal requirements, ensure the safety of our employees, contractors, community neighbors and customers and minimize the production and emission of wastes and other pollutants. Although EHS legal requirements are constantly changing and are frequently difficult to comply with, these EHS management systems are designed to assist us in our compliance goals while also fostering efficiency and improvement and reducing overall risk to us.

EHS Capital Expenditures

        We may incur future costs for capital improvements and general compliance under EHS laws, including costs to acquire, maintain and repair pollution control equipment. For the nine months ended September 30, 2012 and 2011, our capital expenditures for EHS matters totaled $61 million and $55 million, respectively. Because capital expenditures for these matters are subject to evolving regulatory requirements and depend, in part, on the timing, promulgation and enforcement of specific requirements, our capital expenditures for EHS matters have varied significantly from year to year and we cannot provide assurance that our recent expenditures are indicative of future amounts we may spend related to EHS and other applicable laws.

Remediation Liabilities

        We have incurred, and we may in the future incur, liability to investigate and clean up waste or contamination at our current or former facilities or facilities operated by third parties at which we may have disposed of waste or other materials. Similarly, we may incur costs for the cleanup of waste that was disposed of prior to the purchase of our businesses. Under some circumstances, the scope of our liability may extend to damages to natural resources.

        Under the Comprehensive Environmental Response, Compensation, and Liability Act ("CERCLA") and similar state laws, a current or former owner or operator of real property may be liable for remediation costs regardless of whether the release or disposal of hazardous substances was in compliance with law at the time it occurred, and a current owner or operator may be liable regardless of whether it owned or operated the facility at the time of the release. Outside the U.S., analogous contaminated property laws, such as those in effect in France and Australia, can hold past owners and/or operators liable for remediation at former facilities. Currently, there are approximately 10 former facilities or third party sites in the U.S. for which we have been notified of potential claims against us for cleanup liabilities, including, but not limited to, sites listed under CERCLA. Based on current information and past experiences at other CERCLA sites, we do not expect these third party claims to have a material impact on our condensed consolidated financial statements (unaudited).

        One of these sites, the North Maybe Canyon Mine site, involves a former phosphorous mine near Soda Springs, Idaho, which is believed to have been operated by a predecessor company to us. In 2004, the U.S. Forest Service ("USFS") notified us that we are a CERCLA potentially responsible party ("PRP") for contaminated surface water issues. In February 2010, we and Wells Cargo (another PRP) agreed to conduct a Remedial Investigation/Feasibility Study (RI/FS) of a portion of the site and are currently engaged in that process. At this time, we are unable to reasonably estimate our potential losses in this matter.

        In addition, under the Resource Conservation and Recovery Act ("RCRA") and similar state laws, we may be required to remediate contamination originating from our properties as a condition to our hazardous waste permit. Some of our manufacturing sites have an extended history of industrial chemical manufacturing and use, including on-site waste disposal. We are aware of soil, groundwater or surface contamination from past operations at some of our sites, and we may find contamination at other sites in the future. For example, our Port Neches, Texas, and Geismar, Louisiana, facilities are the subject of ongoing remediation requirements under RCRA authority. Similar laws exist in a number of locations in which we currently operate, or previously operated, manufacturing facilities, such as Australia, India, France, Hungary and Italy.

        By letter dated March 7, 2006, our former Base Chemicals and Polymers facility in West Footscray, Australia, was issued a clean-up notice by the Environmental Protection Authority Victoria ("EPA Victoria") due to concerns about soil and groundwater contamination emanating from the site. On August 23, 2010, EPA Victoria revoked the second clean-up notice and issued a revised notice that included a requirement for financial assurance for the remediation. We have reached agreement with the agency that a mortgage on the land will be held by the agency as financial surety during the period covered by the current clean-up notice, which ends on July 30, 2014. As of September 30, 2012, we had an accrued liability of $30 million related to estimated environmental remediation costs at this site. We can provide no assurance that the agency will not seek to institute additional requirements for the site or that additional costs will not be associated with the clean up.

Environmental Reserves

        We have accrued liabilities relating to anticipated environmental cleanup obligations, site reclamation and closure costs and known penalties. Liabilities are recorded when potential liabilities are either known or considered probable and can be reasonably estimated. Our liability estimates are calculated using present value techniques as appropriate and are based upon requirements placed upon us by regulators, available facts, existing technology and past experience. The environmental liabilities do not include amounts recorded as asset retirement obligations. We had accrued $35 million and $36 million for environmental liabilities as of September 30, 2012 and December 31, 2011, respectively. Of these amounts, $10 million and $7 million were classified as accrued liabilities in our condensed consolidated balance sheets (unaudited) as of September 30, 2012 and December 31, 2011, respectively, and $25 million and $29 million were classified as other noncurrent liabilities in our condensed consolidated balance sheets (unaudited) as of September 30, 2012 and December 31, 2011, respectively. In certain cases, our remediation liabilities may be payable over periods of up to 30 years.

REGULATORY DEVELOPMENTS

        On June 1, 2007, the EU regulatory framework for chemicals called "REACH" took effect, designed to be phased in over 11 years. As a REACH-regulated company that manufactures in or imports more than one metric ton per year of a chemical substance into the European Economic Area, we were required to pre-register with the European Chemicals Agency ("ECHA"), such chemical substances and isolated intermediates to take advantage of the 11 year phase-in period. To meet our compliance obligations, a cross-business REACH team was established, through which we were able to fulfill all required pre-registrations and our first phase registrations by the November 30, 2010 deadline. While we continue our registration efforts to meet the next registration deadline of June 2013, our REACH implementation team is now strategically focused on the authorization phase of the REACH process, directing its efforts to address "Substances of Very High Concern" and evaluating potential business implications. Where warranted, evaluation of substitute chemicals will be an important element of our ongoing manufacturing sustainability efforts. As a chemical manufacturer with global operations, we are also actively monitoring and addressing analogous regulatory regimes being considered or implemented outside of the EU.

        Although the total long-term cost for REACH compliance is unknown at this time, we spent approximately $5 million, $9 million and $3 million in 2011, 2010 and 2009, respectively, to meet the initial REACH requirements. We cannot provide assurance that these recent expenditures are indicative of future amounts that we may be required to spend for REACH compliance.

GREENHOUSE GAS REGULATION

        Although the existence of binding emissions limitations under international treaties such as the Kyoto Protocol is in doubt after 2012, we expect some or all of our operations to be subject to regulatory requirements to reduce emissions of greenhouse gases ("GHGs"). Even in the absence of a new global agreement to limit GHGs, we may be subject to additional regulation under the European Union Emissions Trading System as well as new national and regional GHG trading programs. For example, our operations in Australia and selected U.S. states may be subject to future GHG regulations under emissions trading systems in those jurisdictions.

        Because the United States has not adopted federal climate change legislation, domestic GHG efforts are likely to be guided by EPA regulations in the near future. While EPA's GHG programs are currently subject to judicial challenge, our domestic operations may become subject to EPA's regulatory requirements when implemented. In particular, expansions of our existing facilities or construction of new facilities may be subject to the Clean Air Act's Prevention of Significant Deterioration Requirements under EPA's GHG "Tailoring Rule." In addition, certain aspects of our operations may be subject to GHG emissions monitoring and reporting requirements. If we are subject to EPA GHG regulations, we may face increased monitoring, reporting, and compliance costs.

        We are already managing and reporting GHG emissions, to varying degrees, as required by law for our sites in locations subject to Kyoto Protocol obligations and/or EU emissions trading scheme requirements. Although these sites are subject to existing GHG legislation, few have experienced or anticipate significant cost increases as a result of these programs, although it is possible that GHG emission restrictions may increase over time. Potential consequences of such restrictions include capital requirements to modify assets to meet GHG emission restrictions and/or increases in energy costs above the level of general inflation, as well as direct compliance costs. Currently, however, it is not possible to estimate the likely financial impact of potential future regulation on any of our sites.

        Finally, it should be noted that some scientists have concluded that increasing concentrations of GHG in the earth's atmosphere may produce climate changes that have significant physical effects, such as increased frequency and severity of storms, droughts, and floods and other climatic events. If any of those effects were to occur, they could have an adverse effect on our assets and operations.

20. ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

ENVIRONMENTAL, HEALTH AND SAFETY MATTERS

General

        We are subject to extensive federal, state, local and international laws, regulations, rules and ordinances relating to safety, pollution, protection of the environment, product management and distribution, and the generation, storage, handling, transportation, treatment, disposal and remediation of hazardous substances and waste materials. In the ordinary course of business, we are subject to frequent environmental inspections and monitoring and occasional investigations by governmental enforcement authorities. In addition, our production facilities require operating permits that are subject to renewal, modification and, in certain circumstances, revocation. Actual or alleged violations of safety laws, environmental laws or permit requirements could result in restrictions or prohibitions on plant operations or product distribution, substantial civil or criminal sanctions, as well as, under some environmental laws, the assessment of strict liability and/or joint and several liability. Moreover, changes in environmental regulations could inhibit or interrupt our operations, or require us to modify our facilities or operations. Accordingly, environmental or regulatory matters may cause us to incur significant unanticipated losses, costs or liabilities.

Environmental, Health and Safety Systems

        We are committed to achieving and maintaining compliance with all applicable EHS legal requirements, and we have developed policies and management systems that are intended to identify the multitude of EHS legal requirements applicable to our operations, enhance compliance with applicable legal requirements, ensure the safety of our employees, contractors, community neighbors and customers and minimize the production and emission of wastes and other pollutants. Although EHS legal requirements are constantly changing and are frequently difficult to comply with, these EHS management systems are designed to assist us in our compliance goals while also fostering efficiency and improvement and minimizing overall risk to us.

EHS Capital Expenditures

        We may incur future costs for capital improvements and general compliance under EHS laws, including costs to acquire, maintain and repair pollution control equipment. For the years ended December 31, 2011, 2010 and 2009, our capital expenditures for EHS matters totaled $92 million, $85 million, and $54 million, respectively. Because capital expenditures for these matters are subject to evolving regulatory requirements and depend, in part, on the timing, promulgation and enforcement of specific requirements, our capital expenditures for EHS matters have varied significantly from year to year and we cannot provide assurance that our recent expenditures will be indicative of future amounts required under EHS laws.

Remediation Liabilities

        We have incurred, and we may in the future incur, liability to investigate and clean up waste or contamination at our current or former facilities or facilities operated by third parties at which we may have disposed of waste or other materials. Similarly, we may incur costs for the cleanup of waste that was disposed of prior to the purchase of our businesses. Under some circumstances, the scope of our liability may extend to damages to natural resources.

        Under CERCLA and similar state laws, a current or former owner or operator of real property may be liable for remediation costs regardless of whether the release or disposal of hazardous substances was in compliance with law at the time it occurred, and a current owner or operator may be liable regardless of whether it owned or operated the facility at the time of the release. Outside the U.S., analogous contaminated property laws, such as those in effect in France and Australia, can hold past owners and/or operators liable for remediation at former facilities. We have been notified by third parties of claims against us for cleanup liabilities at approximately 10 former facilities or third party sites, including, but not limited to, sites listed under CERCLA. Based on current information and past experiences at other CERCLA sites, we do not expect any of these third party claims to result in material liability to us.

        One of these sites, the North Maybe Canyon Mine CERCLA site, includes an abandoned phosphorous mine near Soda Springs, Idaho believed to have been operated by one of our predecessor companies (El Paso Products Company). In 2004, the U.S. Forest Service notified us that we are a CERCLA PRP for the mine site involving selenium contaminated surface water. Under a 2004 administrative order, the current mine lessee, Nu-West Industries, Inc., began undertaking the investigation required for a CERCLA removal process. In 2008, the site was transitioned to the CERCLA remedial action process, which requires a RI/FS. In 2009, the Forest Service notified the three PRPs (our Company, Nu-West and Wells Cargo) that it would undertake the RI/FS itself. On February 19, 2010, in conjunction with Wells Cargo, we agreed to jointly comply with a unilateral administrative order a UAO to conduct an RI/FS of the entire West Ridge of the site, although we are alleged to have had only a limited historical presence in the investigation area. In March 2010, following the initiation of litigation by Nu-West, the Forest Service assumed Nu-West's original investigation obligations. On June 15, 2010, we received the UAO which had been executed by the Forest Service and we are presently carrying out the requirements of the order. We continue to coordinate with our insurers regarding policy coverage in this matter. At this time, we do not believe the costs to remediate this site will be material to our financial statements.

        In addition, under the RCRA and similar state laws, we may be required to remediate contamination originating from our properties as a condition to our hazardous waste permit. Some of our manufacturing sites have an extended history of industrial chemical manufacturing and use, including on-site waste disposal. We are aware of soil, groundwater or surface contamination from past operations at some of our sites, and we may find contamination at other sites in the future. For example, our Port Neches, Texas, and Geismar, Louisiana, facilities are the subject of ongoing remediation requirements under RCRA authority. Similar laws exist in a number of locations in which we currently operate, or previously operated, manufacturing facilities, such as Australia, Switzerland and Italy.

        In June of 2006, an agreement was reached between the local regulatory authorities and our Advanced Materials site in Pamplona, Spain to relocate our manufacturing operations in order to facilitate new urban development desired by the city. Subsequently, as required by the authorities, soil and groundwater sampling was performed and followed by a quantitative risk assessment. In October 2010, the local authorities approved our proposed two-phase remedial approach. The first phase was installed in 2011 and involves groundwater extraction and treatment in one limited area of the site. The second phase, not yet defined, would proceed during site redevelopment. As the second phase remediation has not yet been defined, we are unable to assess our potential liability.

        By letter dated March 7, 2006, our Base Chemicals and Polymers facility in West Footscray, Australia, was issued a clean-up notice by the EPA Victoria due to concerns about soil and groundwater contamination emanating from the site. The agency revoked the original clean-up notice on September 4, 2007 and issued a revised clean-up notice due to "the complexity of contamination issues" at the site. In the third quarter of 2009, we recorded a $30 million liability related to estimated environmental remediation costs at this site. On August 23, 2010, EPA Victoria revoked the second clean-up notice and issued a revised notice that included a requirement for financial assurance for the remediation. We have reached agreement with the agency that a mortgage on the land will be held by the agency as financial surety during the period covered by the current clean-up notice, which ends on July 30, 2014. We can provide no assurance that the agency will not seek to institute additional requirements for the site or that additional costs will not be associated with the clean up. This facility has been closed and demolished.

        By letter dated March 15, 2010, DOJ notified us that the EPA has requested that the DOJ bring an action in federal court against us and other PRPs for recovery of costs incurred by the U.S. in connection with releases of hazardous substances from the State Marine Superfund Site in Port Arthur, Texas. As of August 31, 2007, the EPA had incurred and paid approximately $2.8 million in unreimbursed response costs related to the site. Prior to filing the complaint, the DOJ requested that PRPs sign and return a standard tolling agreement (from March 31, 2010 through September 30, 2010) and participate in settlement discussions. We originally responded to an information request regarding this site on March 7, 2005 and identified historical transactions associated with a predecessor of a company we acquired. The prior owners have contractually agreed to indemnify us in this matter. While the DOJ is aware of the indemnity, we may be required to participate in future settlement discussions; therefore, on March 29, 2010, we submitted the signed tolling agreement and offer to negotiate to the DOJ. The tolling agreement has since been extended three times, most recently through January 31, 2012. In a direct final rule published December 6, 2011, EPA Region 6 announced that it is delisting this Superfund site from the National Priorities List.

        In many cases, our potential liability arising from historical contamination is based on operations and other events occurring prior to our ownership of a business or specific facility. In these situations, we frequently obtained an indemnity agreement from the prior owner addressing remediation liabilities arising from pre-closing conditions. We have successfully exercised our rights under these contractual covenants for a number of sites and, where applicable, mitigated our ultimate remediation liability. We cannot assure you, however, that the liabilities for all such matters subject to indemnity, will be honored by the prior owner or that our existing indemnities will be sufficient to cover our liabilities for such matters.

        Based on available information and the indemnification rights we believe are likely to be available, we believe that the costs to investigate and remediate known contamination will not have a material effect on our financial statements. However, if such indemnities are not honored or do not fully cover the costs of investigation and remediation or we are required to contribute to such costs, then such expenditures may have a material effect on our financial statements. At the current time, we are unable to estimate the total cost, exclusive of indemnification benefits, to remediate any of the known contamination sites.

Environmental Reserves

        We have accrued liabilities relating to anticipated environmental cleanup obligations, site reclamation and closure costs and known penalties. Liabilities are recorded when potential liabilities are either known or considered probable and can be reasonably estimated. Our liability estimates are calculated using present value techniques as appropriate and are based upon requirements placed upon us by regulators, available facts, existing technology and past experience. The environmental liabilities do not include amounts recorded as asset retirement obligations. We had accrued $36 million and $48 million for environmental liabilities as of December 31, 2011 and 2010, respectively. Of these amounts, $7 million and $13 million were classified as accrued liabilities in our consolidated balance sheets as of December 31, 2011 and 2010, respectively, and $29 million and $35 million were classified as other noncurrent liabilities in our consolidated balance sheets as of December 31, 2011 and 2010, respectively. In certain cases, our remediation liabilities may be payable over periods of up to 30 years. We may incur losses for environmental remediation in excess of the amounts accrued; however, we are not able to estimate the amount or range of such potential excess.

REGULATORY DEVELOPMENTS

        On June 1, 2007, the EU regulatory framework for chemicals called REACH took effect, designed to be phased in over 11 years. As a REACH-regulated company that manufactures in or imports more than one metric ton per year of a chemical substance into the EEA, we were required to pre-register with ECHA, such chemical substances and isolated intermediates to take advantage of the 11 year phase-in period. To meet our compliance obligations, a cross-business REACH team was established, through which we were able to fulfill all required pre-registrations and our first phase registrations by the November 30, 2010 deadline. While we continue our registration efforts to meet the next registration deadline of June 2013, our REACH implementation team is now strategically focused on the authorization phase of the REACH process, directing its efforts to address "Substances of Very High Concern" and evaluating potential business implications. Where warranted, evaluation of substitute chemicals will be an important element of our ongoing manufacturing sustainability efforts. As a chemical manufacturer with global operations, we are also actively monitoring and addressing analogous regulatory regimes being considered or implemented outside of the EU.

        Although the total long-term cost for REACH compliance is unknown at this time, we spent approximately $5 million, $9 million and $3 million in 2011, 2010 and 2009, respectively, to meet the initial REACH requirements. We cannot provide assurance that these recent expenditures are indicative of future amounts that we may be required to spend for REACH compliance.

GREENHOUSE GAS REGULATION

        Although the existence of binding emissions limitations under international treaties such as the Kyoto Protocol is in doubt after 2012, we expect some or all of our operations to be subject to regulatory requirements to reduce emissions of GHG. Even in the absence of a new global agreement to limit GHGs, we may be subject to additional regulation under the European Union Emissions Trading System as well as new national and regional GHG trading programs. For example, our operations in Australia and selected U.S. states may be subject to future GHG regulations under emissions trading systems in those jurisdictions.

        Because the United States has not adopted federal climate change legislation, domestic GHG efforts are likely to be guided by EPA regulations in the near future. While EPA's GHG programs are currently subject to judicial challenge, our domestic operations may become subject to EPA's regulatory requirements when implemented. In particular, expansions of our existing facilities or construction of new facilities may be subject to the Clean Air Act's Prevention of Significant Deterioration Requirements under EPA's GHG "Tailoring Rule." In addition, certain aspects of our operations may be subject to GHG emissions monitoring and reporting requirements. If we are subject to EPA GHG regulations, we may face increased monitoring, reporting, and compliance costs.

        We are already managing and reporting GHG emissions, to varying degrees, as required by law for our sites in locations subject to Kyoto Protocol obligations and/or EU emissions trading scheme requirements. Although these sites are subject to existing GHG legislation, few have experienced or anticipate significant cost increases as a result of these programs, although it is possible that GHG emission restrictions may increase over time. Potential consequences of such restrictions include capital requirements to modify assets to meet GHG emission restrictions and/or increases in energy costs above the level of general inflation, as well as direct compliance costs. Currently, however, it is not possible to estimate the likely financial impact of potential future regulation on any of our sites.

        Finally, it should be noted that some scientists have concluded that increasing concentrations of GHG in the Earth's atmosphere may produce climate changes that have significant physical effects, such as increased frequency and severity of storms, droughts, and floods and other climatic events. If any of those effects were to occur, they could have an adverse effect on our assets and operations.

MTBE DEVELOPMENTS

        We produce MTBE, an oxygenate that is blended with gasoline to reduce vehicle air emissions and to enhance the octane rating of gasoline. Litigation or legislative initiatives restricting the use of MTBE in gasoline may subject us or our products to environmental liability or materially adversely affect our sales and costs. Because MTBE has contaminated some water supplies, its use has become controversial in the U.S. and elsewhere, and its use has been effectively eliminated in the U.S. market. We currently market MTBE, either directly or through third parties, to gasoline additive customers located outside the U.S., although there are additional costs associated with such outside-U.S. sales which may result in decreased profitability compared to historical sales in the U.S. We may also elect to use all or a portion of our precursor TBA to produce saleable products other than MTBE. If we opt to produce products other than MTBE, necessary modifications to our facilities will require significant capital expenditures and the sale of such other products may produce a lower level of cash flow than that historically produced from the sale of MTBE.

        Numerous companies, including refiners, manufacturers and sellers of gasoline, as well as manufacturers of MTBE, have been named as defendants in numerous cases in U.S. courts that allege MTBE contamination in groundwater. The plaintiffs in the MTBE groundwater contamination cases generally seek compensatory damages, punitive damages, injunctive relief, such as monitoring and abatement, and attorney fees. Between 2007 and 2009, we were named as a defendant in 18 of these lawsuits in New York state and federal courts, which we settled in an amount immaterial to us.

        It is possible that we could be named as a defendant in existing or future MTBE contamination cases. We cannot provide assurances that adverse results against us in existing or future MTBE contamination cases will not have a material effect on our financial statements.

INDIA INVESTIGATION

        During the third quarter of 2010, we completed an internal investigation of the operations of PAPL, our majority owned joint venture in India. PAPL manufactures base liquid resins, base solid resins and formulated products in India. The investigation initially focused on allegations of illegal disposal of hazardous waste and waste water discharge and related reporting irregularities. Based upon preliminary findings, the investigation was expanded to include a review of the production and off-book sales of certain products and waste products. The investigation included the legality under Indian law and U.S. law, including the U.S. Foreign Corrupt Practices Act, of certain payments made by employees of the joint venture to government officials in India. Records at the facility covering nine months in 2009 and early 2010 show that less than $11,000 in payments were made to officials for that period; in addition, payments in unknown amounts may have been made by individuals from the facility in previous years.

        In May and July 2010, PAPL fully disclosed the environmental noncompliance issues to the local Indian environmental agency, the TNPCB. All environmental compliance and reporting issues have been addressed to the agency's satisfaction other than the use of freshwater for the dilution of wastewater effluent discharges and including the remediation of several off-site solid waste disposal areas. Both remaining issues are being addressed. At TNPCB's direction, we submitted a plan for the remediation of the off-site waste disposal areas, which the TNPCB approved. The impacted off-site soil was excavated and relocated to the site. Final commercial disposal methods for the removed waste await approval from TNPCB, although we do not anticipate the costs to be material.

        Also in May 2010, we voluntarily contacted the SEC and the DOJ to advise them of our investigation and that we intend to cooperate fully with each of them. We met with the SEC and the DOJ in October 2010 to discuss this matter and we continue to cooperate with these agencies. Steps have been taken to halt all known illegal or improper activity, including the termination of employment of management employees as appropriate.

        No conclusions can be drawn at this time as to whether any government agencies will open formal investigations of these matters or what remedies such agencies may seek. Governmental agencies could assess material civil and criminal penalties and fines against PAPL and potentially against us and could issue orders that adversely affect the operations of PAPL. We cannot, however, determine at this time the magnitude of the penalties and fines that could be assessed, the total costs to remediate the prior noncompliance or the effects of implementing any necessary corrective measures on PAPL's operations.

STOCK-BASED COMPENSATION PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLAN

15. STOCK-BASED COMPENSATION PLANS

        Under our parent's Stock Incentive Plan, as amended and restated (the "Stock Incentive Plan"), a plan approved by the Huntsman Corporation stockholders, our parent may grant nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, phantom stock, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. The terms of the grants are fixed at the grant date. As of September 30, 2012, our parent was authorized to grant up to 32.6 million shares under the Stock Incentive Plan. As of September 30, 2012, our parent had 8 million shares remaining under the Stock Incentive Plan available for grant. Option awards have a maximum contractual term of 10 years and generally must have an exercise price at least equal to the market price of our parent's common stock on the date the option award is granted. Stock-based awards generally vest over a three-year period.

        The compensation cost from continuing operations under the Stock Incentive Plan for our Company was as follows (dollars in millions):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Compensation costs	$6	$2	$20	$17

        The total income tax benefit recognized in the statements of operations for stock-based compensation arrangements was $6 million and $5 million for the nine months ended September 30, 2012 and 2011, respectively.

STOCK OPTIONS

        The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of our parent's common stock through the grant date. The expected term of options granted was estimated based on the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve at the time of grant. The assumptions noted below represent the weighted average of the assumptions utilized for stock options granted during the periods.

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Dividend yield	NA	3.6%	3.0%	2.3%
Expected volatility	NA	65.0%	65.3%	65.6%
Risk-free interest rate	NA	1.8%	1.3%	2.8%
Expected life of stock options granted during the period	NA	6.6 years	6.6 years	6.6 years

        During the three months ended September 30, 2012, no stock options were granted.

        A summary of stock option activity under the Stock Incentive Plan as of September 30, 2012 and changes during the nine months then ended is presented below:

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2012	10,345	$13.83
Granted	1,363	13.41
Exercised	(661)	3.25
Forfeited	(251)	19.76

Outstanding at September 30, 2012	10,796	14.29	5.6	$41

Exercisable at September 30, 2012	8,643	14.27	4.8	38

        The weighted-average grant-date fair value of stock options granted during the nine months ended September 30, 2012 was $6.36 per option. As of September 30, 2012, there was $11 million of total unrecognized compensation cost related to nonvested stock option arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.6 years.

        The total intrinsic value of stock options exercised during the nine months ended September 30, 2012 and 2011 was $7 million and $19 million, respectively.

NONVESTED SHARES

        Nonvested shares granted under the Stock Incentive Plan consist of restricted stock, which is accounted for as an equity award, and phantom stock, which is accounted for as a liability award because it can be settled in either stock or cash. A summary of the status of our nonvested shares as of September 30, 2012 and changes during the nine months then ended is presented below:

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2012	2,287		$9.92	1,100	$9.42
Granted	934		13.41	383	13.41
Vested	(1,395)	(1)	7.07	(760)	6.53
Forfeited	(27)		15.26	(63)	15.32

Nonvested at September 30, 2012	1,799		13.86	660	14.51

(1)
As of September 30, 2012, a total of 516,338 restricted stock units were vested, of which 72,161 vested during the nine months ended September 30, 2012. These shares have not been reflected as vested shares in this table because in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

        As of September 30, 2012, there was $21 million of total unrecognized compensation cost related to nonvested share compensation arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.2 years. The value of share awards that vested during the nine months ended September 30, 2012 and 2011 was $21 million and $23 million, respectively.

22. STOCK-BASED COMPENSATION PLAN

        Under our parent's Stock Incentive Plan, a plan approved by the Huntsman Corporation stockholders, our parent may grant non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, phantom stock, performance awards and other stock- based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. The terms of the grants are fixed at the grant date. As of December 31, 2011, our parent was authorized to grant up to 32.6 million shares under the Stock Incentive Plan. As of December 31, 2011, our parent had 10.6 million shares remaining under the Stock Incentive Plan available for grant. Option awards have a maximum contractual term of 10 years and generally must have an exercise price at least equal to the market price of our parent's common stock on the date the option award is granted. Stock- based awards generally vest over a three-year period.

        The compensation cost from continuing operations under the Stock Incentive Plan was as follows (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Compensation cost	$22	$24	$16

        The total income tax benefit recognized in the statement of operations for stock-based compensation arrangements was $6 million, $8 million and $6 million for the years ended December 31, 2011, 2010 and 2009 respectively.

        The fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses the assumptions noted in the following table. Expected volatilities are based on the historical volatility of our parent's common stock through the grant date. The expected term of options granted was estimated based on the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions noted below represent the weighted averages of the assumptions utilized for all stock options granted during the year.

	Year ended December 31,
	2011	2010	2009
Dividend yield	2.3%	3.0%	15.4%
Expected volatility	65.6%	69.0%	70.4%
Risk-free interest rate	2.8%	3.1%	2.5%
Expected life of stock options granted during the period	6.6 years	6.6 years	6.6 years

STOCK OPTIONS

        A summary of stock option activity under the Stock Incentive Plan as of December 31, 2011 and changes during the year then ended is presented below:

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2011	10,997	$12.28
Granted	953	17.51
Exercised	(1,268)	2.82
Forfeited	(337)	15.14

Outstanding at December 31, 2011	10,345	13.83	5.9	$27

Exercisable at December 31, 2011	7,089	16.34	5.0	13

        The weighted-average grant-date fair value of stock options granted during 2011, 2010 and 2009 was $9.17, $6.97 and $0.51 per option, respectively. As of December 31, 2011, there was $8 million of total unrecognized compensation cost related to nonvested stock option arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 0.6 years.

        During 2009 no stock options were exercised. During the year ended December 31, 2011 and 2010, the total intrinsic value of stock options exercised was $19 million and $14 million, respectively.

  NONVESTED SHARES

        Nonvested shares granted under the Stock Incentive Plan consist of restricted stock, which is accounted for as an equity award, and phantom stock, which is accounted for as a liability award because it can be settled in either stock or cash. A summary of the status of our nonvested shares as of December 31, 2011 and changes during the year then ended is presented below:

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2011	3,126		$6.95	1,642	$6.05
Granted	675		17.55	311	17.59
Vested	(1,500	)(1)	7.20	(729)	5.55
Forfeited	(14)		4.98	(124)	7.99

Nonvested at December 31, 2011	2,287		9.92	1,100	9.42

(1)
As of December 31, 2011, a total of 444,177 restricted stock units were vested, of which 115,045 vested during 2011. Only 176,327 of these shares have been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

        As of December 31, 2011, there was $16 million of total unrecognized compensation cost related to nonvested share compensation arrangements granted under the Stock Incentive Plan. That cost is expected to be recognized over a weighted-average period of approximately 0.9 years. The value of share awards that vested during the years ended December 31, 2011, 2010 and 2009 was $23 million, $18 million and $12 million, respectively.

OTHER COMPREHENSIVE (LOSS) INCOME	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
OTHER COMPREHENSIVE INCOME (LOSS)
OTHER COMPREHENSIVE (LOSS) INCOME

12. OTHER COMPREHENSIVE INCOME (LOSS)

        The components of other comprehensive income (loss) were as follows (dollars in millions):

			Other comprehensive income (loss)
	Accumulated other comprehensive loss
			Three months ended		Nine months ended
	September 30, 2012	December 31, 2011	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Foreign currency translation adjustments, net of tax of $10 and $11 as of September 30, 2012 and December 31, 2011, respectively	$242	$217	$94	$(118)	$25	$30
Pension and other postretirement benefit adjustments, net of tax of $140 and $156 as of September 30, 2012 and December 31, 2011, respectively	(787)	(845)	15	(77)	58	(66)
Other comprehensive income (loss) of unconsolidated affiliates	7	8	—	3	(1)	3
Other, net	(3)	(3)	—	(2)	—	(2)

Total	(541)	(623)	109	(194)	82	(35)
Amounts attributable to noncontrolling interests	10	12	(2)	—	(2)	(1)

Amounts attributable to Huntsman International	$(531)	$(611)	$107	$(194)	$80	$(36)

        Items of other comprehensive income (loss) of our Company and our consolidated affiliates have been recorded net of tax, with the exception of the foreign currency translation adjustments related to subsidiaries with earnings permanently reinvested. The tax effect is determined based upon the jurisdiction where the income or loss was recognized and is net of valuation allowances.

23. OTHER COMPREHENSIVE (LOSS) INCOME

        Other comprehensive (loss) income consisted of the following (dollars in millions):

	December 31,
	2011		2010		2009
	Accumulated income (loss)	(Loss) income	Accumulated income (loss)	Income (loss)	Income (loss)
Foreign currency translation adjustments, net of tax of $11 and $12 as of December 31, 2011 and 2010, respectively	$217	$(79)	$296	$23	$71
Pension and other postretirement benefits adjustments, net of tax $156 and $124 as of December 31, 2011 and 2010, respectively	(845)	(182)	(663)	(28)	136
Other comprehensive income (loss) of unconsolidated affiliates	8	1	7	—	(2)
Other, net	(3)	(2)	(1)	(2)	2

Total	(623)	(262)	(361)	(7)	207
Amounts attributable to noncontrolling interests	12	5	7	1	(1)

Amounts attributable to Huntsman International LLC	$(611)	$(257)	$(354)	$(6)	$206

        Items of other comprehensive (loss) income of our Company and our consolidated affiliates have been recorded net of tax, with the exception of the foreign currency translation adjustments related to subsidiaries with earnings permanently reinvested. The tax effect is determined based upon the jurisdiction where the income or loss was recognized and is net of valuation allowances.

DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

17. DISCONTINUED OPERATIONS

AUSTRALIAN STYRENICS BUSINESS SHUTDOWN

        During the first quarter of 2010, we ceased operation of our former Australian styrenics business. The following results of operations of our former Australian styrenics business have been presented as discontinued operations in the condensed consolidated statements of operations (unaudited) (dollars in millions):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Revenues	$10	$10	$28	$28
Costs and expenses, net of credits	(11)	7	(37)	(34)

Operating (loss) income	(1)	17	(9)	(6)
Income tax (expense) benefit	-	(7)	2	1

(Loss) income from discontinued operations, net of tax	$(1)	$10	$(7)	$(5)

        In 2006, product defect actions were filed against our subsidiary, HCCA, in Australian courts relating to the sale and supply of vinyl ester resins that were used in the manufacture of fiberglass swimming pools. HCCA ceased manufacturing these specific resin formulations by 2004 and sold the business that manufactured and sold these resins in 2007.

        During the first quarter of 2011, HCCA increased its estimate of probable loss related to these claims and recorded a liability for the full estimated value of the claims and a corresponding receivable relating to our indemnity protection with a net charge to discontinued operations for any potential shortfall in insurance coverage. Following mediation held in August 2011, HCCA and its insurers reached an agreement with two claimants to settle their claims for amounts within our insurance coverage after our self-insured retention was satisfied. Accordingly, during the third quarter of 2011, HCCA reduced its estimate of probable loss proportionately and reversed a portion of the liability related to this matter. The settlements were paid in the fourth quarter of 2011.

25. DISCONTINUED OPERATIONS

AUSTRALIA STYRENICS BUSINESS SHUTDOWN

        During the first quarter of 2010, we ceased operation of our former Australian styrenics business. During 2009, we recorded costs of approximately $63 million related to the closure of this business. U.S. tax law, under relevant facts, provides for a deduction on investments that are "worthless" for U.S. tax purposes. Therefore, during 2009, we recorded a tax benefit of $74 million in discontinued operations related to the closure of and the cumulative U.S. investments in our Australian Styrenics business. During 2010, we recorded additional closure costs of $6 million. Also during 2010, we recorded a $19 million loss from the recognition of cumulative currency translation losses upon the liquidation and substantial liquidation of foreign entities related to this business. Furthermore, we recorded an additional tax benefit of $28 million in 2010 related to the closure of this business. The following results of operations of our former Australian styrenics business have been presented as discontinued operations in the accompanying consolidated statements of operations (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Revenues	$38	$52	$98
Operating costs and expenses	(44)	(85)	(182)
Nonoperating expense	-	(19)	-

Loss before income taxes	(6)	(52)	(84)
Income tax benefit	2	28	74

Loss from discontinued operations, net of tax	$(4)	$(24)	$(10)

        In 2006, product defect actions were filed against our subsidiary Huntsman Chemical Company Australia Pty Limited ("HCCA") in Australian courts relating to the sale and supply of vinyl ester resins that were used in the manufacture of fiberglass swimming pools. HCCA ceased manufacturing these specific resin formulations by 2004 and sold the business that manufactured and sold these resins in 2007.

        During the first quarter of 2011, HCCA increased its estimate of probable loss related to these claims and recorded a liability for the full estimated value of the claims and a corresponding receivable relating to our indemnity protection with a net charge to discontinued operations for any potential shortfall in insurance coverage. Following mediation held in August 2011, HCCA and its insurers reached an agreement with two claimants to settle their claims for amounts within our insurance coverage after our self-insured retention was satisfied. Accordingly, during the third quarter of 2011, HCCA reduced its estimate of probable loss proportionately and reversed a portion of the liability related to this matter. The settlements were paid in the fourth quarter of 2011. Our insurers continue to defend us in one remaining claim, but we do not believe that a resolution of the claim would be material to our financial statements.

        The results of our former Australian styrenics business were previously included in our Corporate and other segment and have been presented as discontinued operations in the accompanying consolidated statements of operations for all periods presented.

U.S. BASE CHEMICALS BUSINESS

        On November 5, 2007, we completed a disposition of our U.S. base chemicals businesses, which included our former olefins manufacturing assets located at Port Arthur, Texas. A captive ethylene unit at the retained Port Neches, Texas site of our Performance Products segment operations was not included in the sale. This asset, along with a long-term post-closing arrangement for the supply of ethylene and propylene from Flint Hills Resources to us, will continue to provide feedstock for our downstream derivative units.

        The following results of our former U.S base chemicals business have been presented as discontinued operations in the accompanying consolidated statements of operations (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Other (expenses) income	$(1)	$(6)	$2
Gain (loss) on insurance settlements, net	-	110	(17)

(Loss) income before income taxes	(1)	104	(15)
Income tax (expense) benefit	-	(38)	6

(Loss) income from discontinued operations, net of tax	$(1)	$66	$(9)

        During 2009, we recorded legal fees of $17 million for the arbitration of the fire insurance claim related to the 2006 fire at our former Port Arthur, Texas facility and recorded a gain of $2 million on the settlement of product exchange liabilities. During 2010, we recorded a $110 million pretax gain in connection with the final settlement of insurance claims related to the 2006 fire at our former Port Arthur, Texas plant and a pretax gain of $7 million from the settlement of insurance claims related to the 2005 gulf coast storms. Of the $110 million payment, $34 million was reflected within the statement of cash flows as cash flows from investing activities and the remaining $76 million was reflected as cash flows from operating activities. The results of our former U.S. base chemicals business are included in discontinued operations for all periods presented. These 2010 insurance settlement gains were offset in part by income taxes and legal fees related to the arbitration of the fire insurance claim.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

26. RELATED PARTY TRANSACTIONS

        Our accompanying consolidated financial statements include the following transactions with our affiliates not otherwise disclosed (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Sales to:
Unconsolidated affiliates	$180	$201	$96
Inventory purchases from:
Unconsolidated affiliates	465	369	273

        An agreement was reached prior to the initial public offering of our parent's common stock in February 2005 with the Huntsman Foundation, a private charitable foundation established by Jon M. and Karen H. Huntsman to further the charitable interests of the Huntsman family, that we would donate our Salt Lake City office building and our option to acquire an adjacent undeveloped parcel of land to the foundation free of debt. On March 24, 2010, we completed this donation. At the time of the donation, the building had an appraised value of approximately $10 million. We continue to occupy and use a portion of the building under a lease pursuant to which we make annual lease payments of approximately $2 million to the Huntsman Foundation. During 2011 and 2010, we made payments of approximately $2 million and $1 million, respectively, to the Huntsman Foundation under the lease. The lease expires on December 31, 2013, subject to two five-year extensions, at our option.

        Through May 2002, we paid the premiums on various life insurance policies for Jon M. Huntsman. These policies have been liquidated, and the cash values have been paid to Mr. Huntsman. Mr. Huntsman is indebted to us in the amount of approximately $2 million, which represents the insurance premiums paid on his behalf through May 2002. This amount is included in other noncurrent assets on the accompanying consolidated balance sheets.

        Wayne A. Reaud, a member of our parent's board of directors, is of counsel to the law firm of Reaud, Morgan & Quinn. We pay the firm $200,000 per year for legal services. Mr. Reaud has no interest in the firm or in the proceeds for current work done at the firm. As of counsel, the law firm provides Mr. Reaud with an office and certain secretarial services.

OPERATING SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

19. OPERATING SEGMENT INFORMATION

        We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of differentiated chemical products. We have reported our operations through five segments: Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments. We have organized our business and derived our operating segments around differences in product lines.

        The major products of each reportable operating segment are as follows:

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

        Sales between segments are generally recognized at external market prices and are eliminated in consolidation. We use EBITDA to measure the financial performance of our global business units and for reporting the results of our operating segments. This measure includes all operating items relating to the businesses. The EBITDA of operating segments excludes items that principally apply to our Company as a whole. The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Revenues
Polyurethanes	$1,244	$1,209	$3,735	$3,391
Performance Products	742	846	2,319	2,546
Advanced Materials	328	349	1,014	1,059
Textile Effects	182	173	562	563
Pigments	319	455	1,150	1,243
Eliminations	(74)	(56)	(212)	(213)

Total	$2,741	$2,976	$8,568	$8,589

Segment EBITDA(1)
Polyurethanes	$203	$136	$544	$392
Performance Products	107	97	282	325
Advanced Materials	24	2	77	69
Textile Effects	(22)	(157)	(37)	(175)
Pigments	69	161	346	357
Corporate and other(2)	(41)	(52)	(125)	(196)

Subtotal	340	187	1,087	772
Discontinued Operations(3)	-	17	(4)	(6)

Total	340	204	1,083	766
Interest expense, net	(59)	(66)	(181)	(197)
Income tax expense-continuing operations	(62)	(55)	(188)	(111)
Income tax (expense) benefit-discontinued operations	-	(7)	2	1
Depreciation and amortization	(102)	(107)	(306)	(310)

Net income (loss) attributable to Huntsman International	$117	$(31)	$410	$149

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs, non-operating income and expense, benzene sales and gains and losses on the disposition of corporate assets.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 17. Discontinued Operations."

27. OPERATING SEGMENT INFORMATION

        We derive our revenues, earnings and cash flows from the manufacture and sale of a wide variety of differentiated and commodity chemical products. During the first quarter of 2010, we began reporting our LIFO inventory valuation reserves as part of Corporate and other; these reserves were previously reported in our Performance Products segment. During the third quarter of 2010, we began reporting the amounts outstanding under the A/R Programs and certain purchase accounting adjustments as part of our Polyurethanes, Performance Products, Advanced Materials, Textile Effects and Pigments segments' assets. These amounts were previously reported as Corporate and other segment assets. In addition, we eliminated intercompany balances from the assets of each reportable segment. During the fourth quarter of 2010, we began reporting the (income) loss attributable to noncontrolling interests in the reporting segment to which the subsidiary relates. Previously, (income) loss attributable to noncontrolling interests was reported in our Corporate and other segment. All relevant information for prior periods has been reclassified to reflect these changes.

        We have reported our operations through five segments: Polyurethanes, Advanced Materials, Textile Effects, Performance Products and Pigments. We have organized our business and derived our operating segments around differences in product lines.

        The major products of each reportable operating segment are as follows:

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

        Sales between segments are generally recognized at external market prices and are eliminated in consolidation. We use EBITDA to measure the financial performance of our global business units and for reporting the results of our operating segments. This measure includes all operating items relating to the businesses. The EBITDA of operating segments excludes items that principally apply to our Company as a whole. The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Net Sales:
Polyurethanes	$4,434	$3,605	$3,005
Performance Products	3,301	2,659	2,090
Advanced Materials	1,372	1,244	1,059
Textile Effects	737	787	691
Pigments	1,642	1,213	960
Eliminations	(265)	(258)	(140)

Total	$11,221	$9,250	$7,665

	Year ended December 31,
	2011	2010	2009
Segment EBITDA(1):
Polyurethanes	$469	$319	$388
Performance Products	385	363	246
Advanced Materials	125	143	59
Textile Effects	(199)	1	(64)
Pigments	501	205	(25)
Corporate and other(2)	(236)	(224)	(178)

Subtotal	1,045	807	426
Discontinued Operations(3)	(6)	53	(97)

Total	1,039	860	329
Interest expense, net	(262)	(248)	(240)
Income tax expense-continuing operations	(113)	(40)	(159)
Income tax benefit (expense)-discontinued operations	5	(10)	80
Depreciation and amortization	(416)	(382)	(420)

Net income (loss) attributable to Huntsman International LLC	$253	$180	$(410)

Depreciation and Amortization:
Polyurethanes	$160	$155	$160
Performance Products	110	92	78
Advanced Materials	33	33	38
Textile Effects	27	26	19
Pigments	74	67	104
Corporate and other(2)	12	8	19

Subtotal	416	381	418
Discontinued Operations	-	1	2

Total	$416	$382	$420

Capital Expenditures:
Polyurethanes	$85	$59	$55
Performance Products	96	66	70
Advanced Materials	39	24	14
Textile Effects	34	23	19
Pigments	57	49	23
Corporate and other(2)	19	15	8

Total	$330	$236	$189

	December 31,
	2011	2010
Total Assets:
Polyurethanes	$3,086	$3,024
Performance Products	2,340	2,067
Advanced Materials	1,307	1,327
Textile Effects	686	776
Pigments	1,384	1,277
Corporate and other(2)	(473)	(164)

Total	$8,330	$8,307

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International LLC before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs and non-operating income and expense.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 25. Discontinued Operations."

	Year ended December 31,
	2011	2010	2009
By Geographic Area
Revenues(1):
United States	$3,470	$2,777	$2,345
China	944	881	561
Mexico	723	485	432
Germany	638	519	433
Italy	558	474	415
Other nations	4,888	4,114	3,479

Total	$11,221	$9,250	$7,665

	December 31,
	2011	2010
Long-lived assets(2):
United States	$1,278	$1,305
The Netherlands	310	311
United Kingdom	306	320
Saudi Arabia	243	259
Germany	205	68
Switzerland	166	221
Spain	157	173
Other nations	845	812

Total	$3,510	$3,469

(1)
Geographic information for revenues is based upon countries into which product is sold.

(2)
Long-lived assets are made up of property, plant and equipment, net.

CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED)
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

28. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

        The following condensed consolidating financial statements present, in separate columns, financial information for the following: Huntsman International LLC (on a parent only basis), with our investment in subsidiaries recorded under the equity method; the Guarantors on a combined, and where appropriate, consolidated basis; and the non-guarantors on a combined, and where appropriate, consolidated basis. Additional columns present eliminating adjustments and consolidated totals as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009. There are no contractual restrictions limiting transfers of cash from guarantor subsidiaries to our Company. Each of the guarantors is 100% owned by us and has fully and unconditionally guaranteed our outstanding notes on a joint and several basis.

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$-	$227	$-	$231
Restricted cash	-	-	8	-	8
Accounts and notes receivable, net	13	151	1,365	-	1,529
Accounts receivable from affiliates	1,105	3,041	93	(4,091)	148
Inventories	105	271	1,167	(4)	1,539
Prepaid expenses	9	7	43	(13)	46
Deferred income taxes	6	-	49	(15)	40
Other current assets	90	9	222	(101)	220

Total current assets	1,332	3,479	3,174	(4,224)	3,761
Property, plant and equipment, net	393	868	2,247	2	3,510
Investment in unconsolidated affiliates	5,286	1,460	147	(6,691)	202
Intangible assets, net	42	2	52	(3)	93
Goodwill	(16)	82	48	-	114
Deferred income taxes	154	-	191	(182)	163
Notes receivable from affiliates	20	920	5	(940)	5
Other noncurrent assets	81	137	264	-	482

Total assets	$7,292	$6,948	$6,128	$(12,038)	$8,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$53	$205	$604	$-	$862
Accounts payable to affiliates	2,244	822	1,089	(4,091)	64
Accrued liabilities	117	204	487	(114)	694
Deferred income taxes	-	39	7	(17)	29
Note payable to affiliate	100	-	-	-	100
Current portion of debt	33	-	179	-	212

Total current liabilities	2,547	1,270	2,366	(4,222)	1,961
Long-term debt	3,128	-	602	-	3,730
Notes payable to affiliates	435	-	944	(940)	439
Deferred income taxes	9	79	98	(80)	106
Other noncurrent liabilities	196	163	644	-	1,003

Total liabilities	6,315	1,512	4,654	(5,242)	7,239
Equity
Huntsman International LLC members'
equity:
Members' equity	3,081	4,754	2,343	(7,097)	3,081
Accumulated deficit	(1,493)	(820)	(396)	1,216	(1,493)
Accumulated other comprehensive (loss) income	(611)	1,502	(546)	(956)	(611)

Total Huntsman International LLC members' equity	977	5,436	1,401	(6,837)	977
Noncontrolling interests in subsidiaries	-	-	73	41	114

Total equity	977	5,436	1,474	(6,796)	1,091

Total liabilities and equity	$7,292	$6,948	$6,128	$(12,038)	$8,330

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$220	$9	$332	$-	$561
Restricted cash	-	-	7	-	7
Accounts and notes receivable, net	17	112	1,284	-	1,413
Accounts receivable from affiliates	1,275	2,530	79	(3,784)	100
Inventories	78	240	1,089	(11)	1,396
Prepaid expenses	11	6	42	(14)	45
Deferred income taxes	5	-	44	(9)	40
Other current assets	-	3	160	(3)	160

Total current assets	1,606	2,900	3,037	(3,821)	3,722
Property, plant and equipment, net	417	881	2,169	2	3,469
Investment in unconsolidated affiliates	5,018	1,403	172	(6,359)	234
Intangible assets, net	62	3	42	-	107
Goodwill	(17)	84	27	-	94
Deferred income taxes	(9)	-	161	27	179
Notes receivable from affiliates	51	930	7	(981)	7
Other noncurrent assets	73	169	253	-	495

Total assets	$7,201	$6,370	$5,868	$(11,132)	$8,307

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$42	$212	$586	$-	$840
Accounts payable to affiliates	1,892	860	1,091	(3,784)	59
Accrued liabilities	102	77	464	(17)	626
Deferred income taxes	-	55	19	(11)	63
Note payable to affiliate	100	-	-	-	100
Current portion of debt	114	-	405	-	519

Total current liabilities	2,250	1,204	2,565	(3,812)	2,207
Long-term debt	3,320	-	307	-	3,627
Notes payable to affiliates	435	-	985	(981)	439
Deferred income taxes	8	(28)	86	28	94
Other noncurrent liabilities	160	138	555	(1)	852

Total liabilities	6,173	1,314	4,498	(4,766)	7,219
Equity Huntsman International LLC members' equity:
Members' equity	3,049	4,764	2,217	(6,981)	3,049
Subsidiary preferred stock	-	-	1	(1)	-
Accumulated deficit	(1,667)	(1,308)	(549)	1,857	(1,667)
Accumulated other comprehensive (loss) income	(354)	1,600	(318)	(1,282)	(354)

Total Huntsman International LLC members' equity	1,028	5,056	1,351	(6,407)	1,028
Noncontrolling interests in subsidiaries	-	-	19	41	60

Total equity	1,028	5,056	1,370	(6,366)	1,088

Total liabilities and equity	$7,201	$6,370	$5,868	$(11,132)	$8,307

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$885	$3,349	$6,807	$-	$11,041
Related party sales	453	493	1,098	(1,864)	180

Total revenues	1,338	3,842	7,905	(1,864)	11,221
Cost of goods sold	1,178	3,160	6,855	(1,830)	9,363

Gross profit	160	682	1,050	(34)	1,858
Selling, general and administrative	182	97	637	-	916
Research and development	50	34	82	-	166
Other operating expense (income)	35	(18)	(37)	-	(20)
Restructuring, impairment and plant closing costs	1	-	166	-	167

Operating (loss) income	(108)	569	202	(34)	629
Interest (expense) income, net	(216)	43	(89)	-	(262)
Equity in income of investment in affiliates and subsidiaries	381	77	9	(459)	8
Loss on early extinguishment of debt	(7)	-	-	-	(7)
Other (expense) income	(35)	-	1	36	2

Income from continuing operations before income taxes	15	689	123	(457)	370
Income tax benefit (expense)	232	(210)	(35)	(100)	(113)

Income from continuing operations	247	479	88	(557)	257
Income (loss) from discontinued operations, net of tax	6	(1)	(6)	-	(1)

Income before extraordinary gain	253	478	82	(557)	256
Extraordinary gain on the acquisition of a business, net of tax of nil	-	-	4	-	4

Net income	253	478	86	(557)	260
Net income attributable to noncontrolling interests	-	(2)	(6)	1	(7)

Net income attributable to Huntsman International LLC	$253	$476	$80	$(556)	$253

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$790	$2,514	$5,745	$-	$9,049
Related party sales	262	513	958	(1,532)	201

Total revenues	1,052	3,027	6,703	(1,532)	9,250
Cost of goods sold	869	2,594	5,815	(1,506)	7,772

Gross profit	183	433	888	(26)	1,478
Operating expenses:
Selling, general and administrative	185	88	582	-	855
Research and development	52	30	69	-	151
Other operating (income) expense	(34)	11	23	-	-
Restructuring, impairment and plant closing costs	1	3	25	-	29

Operating income	(21)	301	189	(26)	443
Interest (expense) income, net	(215)	38	(71)	-	(248)
Equity in (loss) income of investment in affiliates and subsidiaries	(1,199)	91	24	1,108	24
Loss on early extinguishment of debt	(37)	-	-	-	(37)
Dividends income	1,569	-	-	(1,569)	-
Other (expense) income	(25)	-	2	25	2

Income from continuing operations before income taxes	72	430	144	(462)	184
Income tax benefit (expense)	101	(127)	(14)	-	(40)

Income from continuing operations	173	303	130	(462)	144
Income (loss) from discontinued operations, net of tax	7	68	(33)	-	42

Income before extraordinary loss	180	371	97	(462)	186
Extraordinary loss on the acquisition of a business, net of tax of nil	-	-	(1)	-	(1)

Net income	180	371	96	(462)	185
Net income attributable to noncontrolling interests	-	(2)	(4)	1	(5)

Net income attributable to Huntsman International LLC	$180	$369	$92	$(461)	$180

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees	$654	$2,106	$4,809	$-	$7,569
Related party sales	178	373	644	(1,099)	96

Total revenues	832	2,479	5,453	(1,099)	7,665
Cost of goods sold	676	1,983	4,977	(1,066)	6,570

Gross profit	156	496	476	(33)	1,095
Operating expenses:
Selling, general and administrative	154	123	562	-	839
Research and development	51	30	64	-	145
Other operating (income) expense	(24)	(31)	37	-	(18)
Restructuring, impairment and plant closing costs	9	2	77	-	88

Operating (loss) income	(34)	372	(264)	(33)	41
Interest (expense) income, net	(214)	40	(66)	-	(240)
Loss on accounts receivable securitization program	(15)	(2)	(6)	-	(23)
Equity in (loss) income of investment in affiliates and subsidiaries	(317)	(514)	6	828	3
Loss on early extinguishment of debt	(21)	-	-	-	(21)
Other expense	(33)	-	-	33	-

Loss from continuing operations before income taxes	(634)	(104)	(330)	828	(240)
Income tax benefit (expense)	224	(148)	(179)	(56)	(159)

Loss from continuing operations	(410)	(252)	(509)	772	(399)
Loss from discontinued operations, net of tax	-	(11)	(8)	-	(19)
Loss before extraordinary gain	(410)	(263)	(517)	772	(418)

Extraordinary gain on the acquisition of a business, net of tax of nil	-	-	6	-	6

Net loss	(410)	(263)	(511)	772	(412)
Net loss attributable to noncontrolling interests	-	1	2	(1)	2

Net loss attributable to Huntsman International LLC	$(410)	$(262)	$(509)	$771	$(410)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$304	$99	$34	$(5)	$432

Investing activities:
Capital expenditures	(21)	(70)	(239)	-	(330)
Proceeds from settlements treated as reimbursement of capital expenditures	-	-	3	-	3
Acquisition of businesses, net of cash acquired and post-closing adjustments	-	-	(34)	-	(34)
Cash assumed in connection with the initial consolidation of a variable interest entity	-	-	28	-	28
Proceeds from sale of businesses/assets	-	8	40	-	48
Increase in receivable from affiliate	(57)	-	-	-	(57)
Investment in affiliate	(56)	(16)	-	72	-
Investment in unconsolidated affiliate	-	(26)	-	-	(26)
Cash received from unconsolidated affiliates	-	30	2	-	32
Other, net	-	-	(4)	3	(1)

Net cash used in investing activities	(134)	(74)	(204)	75	(337)

Financing activities:
Net repayments under revolving loan facilities	-	-	(2)	-	(2)
Net borrowings on overdraft facilities	-	-	9	-	9
Repayments of short-term debt	-	-	(187)	-	(187)
Borrowings on short-term debt	-	-	162	-	162
Repayments of long-term debt	(305)	-	(103)	-	(408)
Proceeds from issuance of long-term debt	-	-	98	-	98
Repayments of notes payable to affiliate	(105)	-	-	-	(105)
Proceeds from notes payable to affiliate	105	-	-	-	105
Repayments of notes payable	(32)	-	(2)	-	(34)
Borrowings on notes payable	33	-	2	-	35
Debt issuance costs paid	(7)	-	-	-	(7)
Call premiums related to early extinguishment of debt	(6)	-	-	-	(6)
Contribution from parent	-	(32)	104	(72)	-
Dividends paid to parent	(79)	(2)	-	2	(79)
Dividends paid to noncontrolling interests	-	-	(9)	-	(9)
Excess tax benefit related to stock-based compensation	10	-	-	-	10
Other, net	-	-	-	-	-

Net cash (used in) provided by financing activities	(386)	(34)	72	(70)	(418)

Effect of exchange rate changes on cash	-	-	(7)	-	(7)

Decrease in cash and cash equivalents	(216)	(9)	(105)	-	(330)
Cash and cash equivalents at beginning of period	220	9	332	-	561

Cash and cash equivalents at end of period	$4	$-	$227	$-	$231

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash (used in) provided by operating activities	$(241)	$15	$182	$(2)	$(46)

Investing activities:
Capital expenditures	(26)	(51)	(159)	-	(236)
Proceeds from settlements treated as reimbursement of capital expenditures	-	34	-	-	34
Cash assumed in connection with the initial consolidation of a variable interest entity	-	-	14	-	14
Proceeds from sale of businesses/assets	-	-	2	-	2
Increase in receivable from affiliate	(57)	-	-	-	(57)
Investment in affiliate	(65)	(13)	-	78	-
Investment in unconsolidated affiliates	-	(24)	(3)	-	(27)
Cash received from unconsolidated affiliates	-	26	5	-	31
Other, net	-	-	1	-	1

Net cash used in investing activities	(148)	(28)	(140)	78	(238)

Financing activities:
Net repayments under revolving loan facilities	-	-	(6)	-	(6)
Revolving loan facility from A/R Programs	254	-	-	-	254
Net borrowings on overdraft facilities	-	-	(2)	-	(2)
Repayments of short-term debt	-	-	(175)	-	(175)
Borrowings on short-term debt	-	-	212	-	212
Repayments of long-term debt	(1,154)	-	(53)	-	(1,207)
Proceeds from issuance of long-term debt	894	-	29	-	923
Repayments of note payable to affiliate	(125)	-	-	-	(125)
Proceeds from notes payable to affiliate	110	-	-	-	110
Intercompany repayments	-	-	(5)	5	-
Repayments of notes payable	(38)	-	(15)	-	(53)
Borrowings on notes payable	33	-	13	-	46
Debt issuance costs paid	(29)	-	-	-	(29)
Call premiums paid related to early extinguishment of debt	(28)	-	-	-	(28)
Contribution from parent	-	-	83	(83)	-
Dividends paid to parent	-	(2)	-	2	-
Excess tax benefit related to stock-based compensation	4	-	-	-	4
Other, net	-	-	(2)	-	(2)

Net cash (used in) provided by financing activities	(79)	(2)	79	(76)	(78)

Effect of exchange rate changes on cash	-	-	4	-	4

(Decrease) increase in cash and cash equivalents	(468)	(15)	125	-	(358)
Cash and cash equivalents at beginning of period	688	24	207	-	919

Cash and cash equivalents at end of period	$220	$9	$332	$-	$561

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2009
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$288	$48	$84	$-	$420

Investing activities:
Capital expenditures	(7)	(70)	(112)	-	(189)
Acquisition of business, net of cash acquired and post-closing adjustments	-	-	(31)	-	(31)
Proceeds from sale of business/assets	-	2	3	-	5
Increase in receivable from affiliate	(7)	-	-	-	(7)
Investment in affiliate	(258)	(69)	18	309	-
Investment in unconsolidated affiliate		(15)	-	-	(15)
Cash received from unconsolidated affiliate	-	22	-	-	22
Other, net	-	-	3	-	3

Net cash used in investing activities	(272)	(130)	(119)	309	(212)

Financing activities:
Net repayments under revolving loan facilities	-	-	(14)	-	(14)
Net repayments of overdraft facilities	-	-	(12)	-	(12)
Net repayments of short-term debt	-	-	(13)	-	(13)
Repayments of long-term debt	(510)	-	(32)	-	(542)
Proceeds from long-term debt	864	-	16	-	880
Repayments of notes payable to affiliate	(403)	-	-	-	(403)
Proceeds from notes payable to affiliate	529	-	-	-	529
Intercompany repayments	-	-	(50)	50	-
Repayments of notes payable	(43)	-	(20)	-	(63)
Borrowings on notes payable	42	-	22	-	64
Debt issuance costs paid	(5)	-	-	-	(5)
Call premiums related to early extinguishment of debt	(14)	-	-	-	(14)
Contribution from parent	236	103	256	(359)	236
Dividends paid to parent	(23)	-	-	-	(23)
Other, net	(1)	-	-	-	(1)

Net cash provided by financing activities	672	103	153	(309)	619

Effect of exchange rate changes on cash	-	-	5	-	5

Increase in cash and cash equivalents	688	21	123	-	832
Cash and cash equivalents at beginning of period	-	3	84	-	87

Cash and cash equivalents at end of period	$688	$24	$207	$-	$919

SELECTED UNAUDITED QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2011
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA

29. SELECTED UNAUDITED QUARTERLY FINANCIAL DATA

        A summary of selected unaudited quarterly financial data for the years ended December 31, 2011 and 2010 is as follows (dollars in millions, except per share amounts):

	Three months ended
	March 31, 2011	June 30, 2011	September 30, 2011(1)	December 31, 2011(2)
Revenues	$2,679	$2,934	$2,976	$2,632
Gross profit	465	505	495	393
Restructuring, impairment and plant closing costs	7	9	155	(4)
Income (loss) from continuing operations	81	127	(39)	88
Income (loss) before extraordinary gain	67	126	(29)	92
Net income (loss)	68	127	(29)	94
Net income (loss) attributable to Huntsman International LLC	$63	$117	$(31)	$104

	Three months ended
	March 31, 2010	June 30, 2010(3)	September 30, 2010	December 31, 2010
Revenues	$2,094	$2,343	$2,401	$2,412
Gross profit	286	388	420	384
Restructuring, impairment and plant closing costs	3	17	4	5
(Loss) income from continuing operations	(13)	57	60	40
(Loss) income before extraordinary gain	(26)	119	59	34
Net (loss) income	(26)	119	59	33
Net (loss) income attributable to Huntsman International LLC	(26)	117	58	31

(1)
During the quarter ended September 30, 2011, we announced plans to implement a significant restructuring of our Textile Effects business, including the closure of our production facilities and business support offices in Basel, Switzerland. In connection with this plan during 2011, we recorded a charge of $62 million for workforce reduction and a noncash $53 million charge for the impairment of long-lived assets at our Basel, Switzerland manufacturing facility.

(2)
During the quarter ended December 31, 2011, our Advanced Materials division completed the sale of its stereolithography resin and Digitalis® machine manufacturing businesses to 3D Systems Corporation and recognized a pre-tax gain of $34 million.

(3)
During the quarter ended June 30, 2010, we recorded a non-recurring $15 million credit to equity income of investment in unconsolidated affiliates to appropriately reflect our investment in the Sasol- Huntsman joint venture. Additionally, during the quarter ended June 30, 2010, we recorded a reduction to interest expense of $15 million relating to the ineffective portion of our cross-currency interest rate contracts.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for Doubtful Trade Receivables
ALLOWANCE FOR DOUBTFUL TRADE RECEIVABLES An allowance for doubtful trade receivables is estimated based on a combination of write-off history, aging analysis and any specific, known troubled accounts.

Asset Retirement Obligations

ASSET RETIREMENT OBLIGATIONS

        We accrue for asset retirement obligations, which consist primarily of landfill closure costs and asbestos abatement costs, in the period in which the obligations are incurred. Asset retirement obligations are accrued at estimated fair value. When the liability is initially recorded, we capitalize the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its settlement value and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, we will recognize a gain or loss for any difference between the settlement amount and the liability recorded. See "Note 12. Asset Retirement Obligations."

Carrying Value of Long-Lived Assets

CARRYING VALUE OF LONG-LIVED ASSETS

        We review long-lived assets and all amortizable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability is based upon current and anticipated undiscounted cash flows, and we recognize an impairment when such estimated cash flows are less than the carrying value of the asset. Measurement of the amount of impairment, if any, is based upon the difference between carrying value and fair value. Fair value is generally estimated by discounting estimated future cash flows using a discount rate commensurate with the risks involved. See "Note 11. Restructuring, Impairment and Plant Closing Costs."

Cash and Cash Equivalents

CASH AND CASH EQUIVALENTS

        We consider cash in checking accounts and cash in short-term highly liquid investments with remaining maturities of three months or less at the date of purchase, to be cash and cash equivalents. Cash flows from discontinued operations are not presented separately in the accompanying consolidated statements of cash flows.

Cost of Goods Sold

COST OF GOODS SOLD

        We classify the costs of manufacturing and distributing our products as cost of goods sold. Manufacturing costs include variable costs, primarily raw materials and energy, and fixed expenses directly associated with production. Manufacturing costs also include, among other things, plant site operating costs and overhead (including depreciation), production planning and logistics costs, repair and maintenance costs, plant site purchasing costs, and engineering and technical support costs. Distribution, freight and warehousing costs are also included in cost of goods sold.

Derivatives and Hedging Activities

DERIVATIVES AND HEDGING ACTIVITIES

        All derivatives, whether designated in hedging relationships or not, are recorded on our balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and the hedged items are recognized in earnings. If the derivative is designated as a cash flow hedge, changes in the fair value of the derivative are recorded in accumulated other comprehensive (loss) income, to the extent effective, and will be recognized in the income statement when the hedged item affects earnings. Changes in the fair value of the hedge in the net investment of certain international operations are recorded in other comprehensive income, to the extent effective. The effectiveness of a cash flow hedging relationship is established at the inception of the hedge, and after inception we perform effectiveness assessments at least every three months. A derivative designated as a cash flow hedge is determined to be effective if the change in value of the hedge divided by the change in value of the hedged item is within a range of 80% to 125%. Hedge ineffectiveness in a cash flow hedge occurs only if the cumulative gain or loss on the derivative hedging instrument exceeds the cumulative change in the expected future cash flows on the hedged transaction. For a derivative that does not qualify or has not been designated as a hedge, changes in fair value are recognized in earnings.

Environmental Expenditures

ENVIRONMENTAL EXPENDITURES

        Environmental related restoration and remediation costs are recorded as liabilities when site restoration and environmental remediation and clean-up obligations are either known or considered probable and the related costs can be reasonably estimated. Other environmental expenditures that are principally maintenance or preventative in nature are recorded when expended and incurred and are expensed or capitalized as appropriate. See "Note 20. Environmental, Health and Safety Matters."

Financial Instruments

FINANCIAL INSTRUMENTS

        The carrying amounts reported in the balance sheet for cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. The fair value of non-qualified employee benefit plan investments is estimated using prevailing market prices. The estimated fair values of our long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market.

Foreign Currency Translation

FOREIGN CURRENCY TRANSLATION

        The accounts of our operating subsidiaries outside of the U.S., unless they are operating in highly inflationary economic environments, consider the functional currency to be the currency of the economic environment in which they operate. Accordingly, assets and liabilities are translated at rates prevailing at the balance sheet date. Revenues, expenses, gains and losses are translated at a weighted average rate for the period. Cumulative translation adjustments are recorded to equity as a component of accumulated other comprehensive (loss) income.

        If a subsidiary operates in an economic environment that is considered to be highly inflationary (100% cumulative inflation over a three-year period), the U.S. dollar is considered to be the functional currency and gains and losses from remeasurement to the U.S. dollar from the local currency are included in the statement of operations. Where a subsidiary's operations are effectively run, managed, financed and contracted in U.S. dollars, such as certain finance subsidiaries outside of the U.S., the U.S. dollar is considered to be the functional currency.

        Foreign currency transaction gains and losses are recorded in other operating (income) expense in the consolidated statements of operations and were net (losses) gains of $(3) million, $(2) million and $13 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Income Taxes

INCOME TAXES

        We use the asset and liability method of accounting for income taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial and tax reporting purposes. We evaluate deferred tax assets to determine whether it is more likely than not that they will be realized. Valuation allowances are reviewed on a tax jurisdiction basis to analyze whether there is sufficient positive or negative evidence to support a change in judgment about the realizability of the related deferred tax assets for each jurisdiction. These conclusions require significant judgment. In evaluating the objective evidence that historical results provide, we consider the cyclicality of businesses and cumulative income or losses during the applicable period. Cumulative losses incurred over the period limits our ability to consider other subjective evidence such as our projections for the future. Changes in expected future income in applicable jurisdictions could affect the realization of deferred tax assets in those jurisdictions.

        We do not provide for income taxes or benefits on the undistributed earnings of our non-U.S. subsidiaries as earnings are reinvested and, in the opinion of management, will continue to be reinvested indefinitely.

        Accounting for uncertainty in income taxes prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The application of income tax law is inherently complex. We are required to determine if an income tax position meets the criteria of more-likely-than-not to be realized based on the merits of the position under tax law, in order to recognize an income tax benefit. This requires us to make many assumptions and judgments regarding the merits of income tax positions and the application of income tax law. Additionally, if a tax position meets the recognition criteria of more-likely-than-not we are required to make judgments and assumptions to measure the amount of the tax benefits to recognize based on the probability of the amount of tax benefits that would be realized if the tax position was challenged by the taxing authorities. Interpretations and guidance surrounding income tax laws and regulations change over time. As a consequence, changes in assumptions and judgments can materially affect amounts recognized in the consolidated financial statements.

Intangible Assets and Goodwill

INTANGIBLE ASSETS AND GOODWILL

        Intangible assets are stated at cost (fair value at the time of acquisition) and are amortized using the straight-line method over the estimated useful lives or the life of the related agreement as follows:

Patents and technology	5 - 30 years
Trademarks	15 - 30 years
Licenses and other agreements	5 - 15 years
Other intangibles	5 - 15 years

        Goodwill represents costs in excess of fair values assigned to the underlying net assets of acquired businesses. Goodwill is not subject to any method of amortization, but is tested for impairment annually (at the beginning of the third quarter) and when events and circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. When the fair value is less than the carrying value of the related reporting unit, we are required to reduce the amount of goodwill through a charge to earnings. Fair value is estimated using the market approach, as well as the income approach based on discounted cash flow projections. Goodwill has been assigned to reporting units for purposes of impairment testing.

Inventories
INVENTORIES Inventories are stated at the lower of cost or market, with cost determined using LIFO, first-in first-out, and average costs methods for different components of inventory.

Investment in Unconsolidated Affiliates

INVESTMENT IN UNCONSOLIDATED AFFILIATES

        Investments in companies in which we exercise significant influence, but do not control, are accounted for using the equity method. Investments in companies in which we do not exercise significant influence are accounted for using the cost method.

Legal Costs
LEGAL COSTS We expense legal costs, including those legal costs incurred in connection with a loss contingency, as incurred.

Other Noncurrent Assets

OTHER NONCURRENT ASSETS

        Other noncurrent assets consist primarily of spare parts, deferred debt issuance costs, the overfunded portion related to defined benefit plans for employees and capitalized turnaround costs. Debt issuance costs are amortized using the interest method over the term of the related debt.

Principles of Consolidation

PRINCIPLES OF CONSOLIDATION

        Our condensed consolidated financial statements (unaudited) include the accounts of our wholly-owned and majority-owned subsidiaries and any variable interest entities for which we are the primary beneficiary. All intercompany accounts and transactions have been eliminated, except for intercompany sales between continuing and discontinued operations.

PRINCIPLES OF CONSOLIDATION

        Our consolidated financial statements include the accounts of our wholly-owned and majority-owned subsidiaries and any variable interest entities for which we are the primary beneficiary. All intercompany accounts and transactions have been eliminated, except for intercompany sales between continuing and discontinued operations

Property, Plant and Equipment

PROPERTY, PLANT AND EQUIPMENT

        Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives or lease term as follows:

Buildings and equipment	10 - 33 years
Plant and equipment	3 - 25 years
Furniture, fixtures and leasehold improvements	5 - 20 years

        Interest expense capitalized as part of plant and equipment was $2 million, $1 million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        Periodic maintenance and repairs applicable to major units of manufacturing facilities (a "turnaround") are accounted for on the deferral basis by capitalizing the costs of the turnaround and amortizing the costs over the estimated period until the next turnaround. Normal maintenance and repairs of plant and equipment are charged to expense as incurred. Renewals, betterments and major repairs that materially extend the useful life of the assets are capitalized, and the assets replaced, if any, are retired.

Reclassifications

RECLASSIFICATIONS

        Certain amounts in the consolidated financial statements for prior periods have been reclassified to conform with the current presentation. Beginning in 2011, we reclassified bank accepted drafts in China with maturities greater than 90 days from receipt from accounts receivable to other current assets. The amount of bank accepted drafts reclassified from accounts receivable to other current assets at December 31, 2010 was $51 million.

Research and Development
RESEARCH AND DEVELOPMENT Research and development costs are expensed as incurred.

Revenue Recognition

REVENUE RECOGNITION

        We generate substantially all of our revenues through sales in the open market and long-term supply agreements. We recognize revenue when it is realized or realizable and earned. Revenue for product sales is recognized when a sales arrangement exists, risk and title to the product transfer to the customer, collectability is reasonably assured and pricing is fixed or determinable. The transfer of risk and title to the product to the customer usually occurs at the time shipment is made.

        Revenue arrangements that contain multiple deliverables, which relate primarily to licensing of technology, are evaluated to determine whether the arrangements should be divided into separate units of accounting and how the arrangement consideration should be measured and allocated among the separate units of accounting.

Securitization of Accounts Receivable

SECURITIZATION OF ACCOUNTS RECEIVABLE

        Under our A/R Programs, we grant an undivided interest in certain of our trade receivables to the U.S. SPE and the EU SPE. This undivided interest serves as security for the issuance of debt. The A/R Programs provide for financing through a conduit program (in both U.S. dollars and euros). Receivables transferred under the A/R Programs qualified as sales through December 31, 2009. Upon adoption of new accounting guidance on January 1, 2010, transfers of accounts receivable under our A/R Programs no longer met the criteria for derecognition. Accordingly, the amounts outstanding under our A/R Programs are accounted for as secured borrowings beginning in 2010. See "Note 14. Debt-A/R Programs."

Stock-Based Compensation

STOCK-BASED COMPENSATION

        We measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost will be recognized over the period during which the employee is required to provide services in exchange for the award. See "Note 22. Stock-Based Compensation Plan."

Subsequent Events
SUBSEQUENT EVENTS We have evaluated material subsequent events through the date these financial statements were issued.

Use of Estimates

USE OF ESTIMATES

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

USE OF ESTIMATES

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of intangible assets

Patents and technology	5 - 30 years
Trademarks	15 - 30 years
Licenses and other agreements	5 - 15 years
Other intangibles	5 - 15 years

Schedule of estimated useful lives or lease term of property, plant and equipment

Buildings and equipment	10 - 33 years
Plant and equipment	3 - 25 years
Furniture, fixtures and leasehold improvements	5 - 20 years

BUSINESS COMBINATIONS AND DISPOSITIONS (Tables) (Laffans Petrochemicals Limited)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Laffans Petrochemicals Limited
Business Combinations
Preliminary allocation of acquisition cost to the assets acquired and liabilities assumed

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	2
Other current assets	2
Property, plant and equipment	12
Intangibles	3
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$10
Inventories	2
Other current assets	2
Property, plant and equipment	14
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

Estimated pro forma revenues and net income (loss) attributable

Pro Forma Nine months ended September 30, 2011
Revenues	$8,603
Net income attributable to Huntsman International	150

	Pro Forma
	Year ended (unaudited)
	2011	2010
Revenues	$11,235	$9,301
Net income attributable to Huntsman International	254	181

INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INVENTORIES
Components of inventory

	September 30, 2012	December 31, 2011
Raw materials and supplies	$471	$374
Work in progress	96	92
Finished goods	1,314	1,162

Total	1,881	1,628
LIFO reserves	(74)	(89)

Net	$1,807	$1,539

	December 31,
	2011	2010
Raw materials and supplies	$374	$321
Work in progress	92	99
Finished goods	1,162	1,043

Total	1,628	1,463
LIFO reserves	(89)	(67)

Net	$1,539	$1,396

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment

	December 31,
	2011	2010
Land	$148	$148
Buildings	629	624
Plant and equipment	6,058	5,781
Construction in progress	330	255

Total	7,165	6,808
Less accumulated depreciation	(3,655)	(3,339)

Net	$3,510	$3,469

INVESTMENT IN UNCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENT IN UNCONSOLIDATED AFFILIATES
Schedule of ownership percentage and investment in unconsolidated affiliates

	December 31,
	2011	2010
Equity Method:
Sasol-Huntsman GmbH and Co. KG (50%)(1)	$-	$44
Louisiana Pigment Company, L.P. (50%)	90	98
BASF Huntsman Shanghai Isocyanate Investment BV (50%)(2)	79	65
International Polyurethanes Investments B.V. (45%)	17	16
Jurong Ningwu New Materials Development Co., Ltd. (30%)	10	5
Others	1	1

Total equity method investments	197	229
Cost Method:
International Diol Company (4.35%)	5	5

Total investments	$202	$234

(1)
We began consolidating Sasol-Huntsman as of April 1, 2011. See "Note 7. Variable Interest Entities."

(2)
We own 50% of BASF Huntsman Shanghai Isocyanate Investment BV. BASF Huntsman Shanghai Isocyanate Investment BV owns a 70% interest in SLIC, thus giving us an indirect 35% interest in SLIC.

Sasol Huntsman GmbH and Co. KG
Investment in unconsolidated affiliates
Summarized applicable financial information of unconsolidated affiliates

	2011		2010	2009
Current assets	$-		$55
Noncurrent assets	-		123
Current liabilities	-		22
Noncurrent liabilities	-		83
Revenues	40	(1)	108	$68
Gross profit	7	(1)	14	9
Net income	(2)	(1)	10	3
(1)
Represents activity for the period from January 1, 2011 to the date of consolidation on April 1, 2011.

Others
Investment in unconsolidated affiliates
Summarized applicable financial information of unconsolidated affiliates

	2011	2010	2009
Assets	$621	$722
Liabilities	285	306
Revenues	954	936	$593
Net income	22	10	3

VARIABLE INTEREST ENTITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Rubicon LLC, Pacific Iron Products and Arabian Amines
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in consolidated balance sheet

	December 31,
	2011	2010
Current assets	$86	$90
Property, plant and equipment, net	262	275
Other noncurrent assets	61	56
Deferred income taxes	45	40
Intangible assets	6	7

Total assets	$460	$468

Current liabilities	$115	$111
Long-term debt	182	188
Deferred income taxes	1	-
Other noncurrent liabilities	108	109

Total liabilities	$406	$408

Sasol Huntsman GmbH and Co. KG
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in consolidated balance sheet

April 1, 2011
Current assets	$61
Property, plant and equipment, net	155
Intangible assets	16
Goodwill	17

Total assets	$249

Current liabilities	$23
Long-term debt	93
Deferred income taxes	8
Other noncurrent liabilities	7

Total liabilities	$131

	December 31, 2011	April 1, 2011
Current assets	$54	$61
Property, plant and equipment, net	141	155
Intangible assets	17	16
Goodwill	15	17

Total assets	$227	$249

Current liabilities	$30	$23
Long-term debt	87	93
Deferred income taxes	8	8
Other noncurrent liabilities	2	7

Total liabilities	$127	$131

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
Schedule of gross carrying amount and accumulated amortization of intangible assets

	December 31, 2011			December 31, 2010
	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Patents, trademarks and technology	$363	$307	$56	$363	$286	$77
Licenses and other agreements	39	14	25	25	12	13
Non-compete agreements	2	2	-	2	2	-
Other intangibles	48	36	12	77	60	17

Total	$452	$359	$93	$467	$360	$107

Schedule of estimated future amortization expense for intangible assets

Year ending December 31
2012	$24
2013	20
2014	13
2015	5
2016	4

OTHER NONCURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER NONCURRENT ASSETS
Schedule of components of other noncurrent assets

	December 31,
	2011	2010
Pension assets	$100	$75
Debt issuance costs	31	33
Capitalized turnaround costs	141	164
Spare parts inventory	89	81
Catalyst assets	23	21
Deposits	31	55
Other	67	66

Total	$482	$495

ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES
Schedule of components of accrued liabilities

	December 31,
	2011	2010
Payroll and related costs	$158	$166
Interest	49	40
Volume and rebate accruals	91	86
Income taxes	46	33
Taxes other than income taxes	61	77
Restructuring and plant closing costs	91	47
Environmental accruals	7	13
Pension liabilities	12	11
Other postretirement benefits	12	12
Self-insured casualty loss reserves	13	17
Deferred revenue	28	5
Legal reserve	15	-
Other miscellaneous accruals	111	119

Total	$694	$626

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
Accrued restructuring costs by type of cost and initiative

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2012	$73	$-	$11	$8	$92
2012 charges for 2007 and prior initiatives	2	-	-	-	2
2012 charges for 2009 initiatives	1	-	-	4	5
2012 charges for 2010 initiatives	-	-	-	1	1
2012 charges for 2011 initiatives	4	1	-	4	9
2012 charges for 2012 initiatives	33	-	-	6	39
Reversal of reserves no longer required	(13)	-	-	(1)	(14)
2012 payments for 2007 and prior initiatives	(1)	-	(1)	(1)	(3)
2012 payments for 2009 initiatives	(2)	-	-	(4)	(6)
2012 payments for 2010 initiatives	(2)	-	(1)	-	(3)
2012 payments for 2011 initiatives	(19)	(1)	-	(4)	(24)
2012 payments for 2012 initiatives	(4)	-	-	(5)	(9)
Foreign currency effect on liability balance	1	-	-	-	1

Accrued liabilities as of September 30, 2012	$73	$-	$9	$8	$90

(1)
The total workforce reduction reserves of $73 million relate to the termination of 581 positions, of which 544 positions had not been terminated as of September 30, 2012.

(2)
Accrued liabilities by initiatives were as follows (dollars in millions):

	September 30, 2012	December 31, 2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	42	63
2012 initiatives	30	-

Total	$90	$92

	Workforce reductions(1)	Demolition and decommissioning	Non- cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2009	$68	$2	$2	$3	$75
Adjustment to Textile Effects opening balance sheet liabilities	(5)	-	-	-	(5)
2009 charges for 2006 initiatives	-	1	-	-	1
2009 charges for 2008 initiatives	5	-	-	-	5
2009 charges for 2009 initiatives	56	8	-	14	78
Reversal of reserves no longer required	(8)	-	-	-	(8)
2009 payments for 2005 and prior initiatives	(5)	-	-	-	(5)
2009 payments for 2006 initiatives	(28)	(1)	-	-	(29)
2009 payments for 2008 initiatives	(17)	-	-	-	(17)
2009 payments for 2009 initiatives	(32)	(8)	-	(12)	(52)
Net activity of discontinued operations	26	-	-	8	34
Foreign currency effect on reserve balance	-	-	-	(2)	(2)

Accrued liabilities as of December 31, 2009	60	2	2	11	75
2010 charges for 2005 and prior initiatives	1	-	-	-	1
2010 charges for 2008 initiatives	1	-	-	-	1
2010 charges for 2009 initiatives	4	-	-	5	9
2010 charges for 2010 initiatives	22	-	-	1	23
Reversal of reserves no longer required	(6)	-	(1)	-	(7)
2010 payments for 2005 and prior initiatives	(1)	(1)	-	-	(2)
2010 payments for 2006 initiatives	(3)	-	-	-	(3)
2010 payments for 2008 initiatives	(7)	-	-	-	(7)
2010 payments for 2009 initiatives	(11)	-	-	(5)	(16)
2010 payments for 2010 initiatives	(1)	-	-	(2)	(3)
Net activity of discontinued operations	(26)	-	-	-	(26)
Foreign currency effect on liability balance	3	-	-	1	4

Accrued liabilities as of December 31, 2010	36	1	1	11	49
2011 charges for 2006 and prior initiatives	1	-	-	-	1
2011 charges for 2009 initiatives	1	-	-	6	7
2011 charges for 2010 initiatives	2	2	10	1	15
2011 charges for 2011 initiatives	87	-	1	1	89
Reversal of reserves no longer required	(5)	-	-	-	(5)
2011 payments for 2006 and prior initiatives	(1)	-	(1)	(1)	(3)
2011 payments for 2008 initiatives	(2)	-	-	-	(2)
2011 payments for 2009 initiatives	(6)	-	-	(6)	(12)
2011 payments for 2010 initiatives	(17)	(3)	-	(1)	(21)
2011 payments for 2011 initiatives	(13)	-	-	(1)	(14)
Net activity of discontinued operations	-	-	-	(2)	(2)
Foreign currency effect on liability balance	(10)	-	-	-	(10)

Accrued liabilities as of December 31, 2011	$73	$-	$11	$8	$92

(1)
The total workforce reduction reserves of $73 million relate to the termination of 699 positions, of which 650 positions had not been terminated as of December 31, 2011.

(2)
Accrued liabilities remaining at December 31, 2011 and 2010 by year of initiatives were as follows (dollars in millions):

	December 31,
	2011	2010
2006 initiatives and prior	$2	$4
2008 initiatives	-	1
2009 initiatives	11	20
2010 initiatives	16	24
2011 initiatives	63	-

Total	$92	$49

Accrued restructuring costs by type of initiative

	September 30, 2012	December 31, 2011
2007 initiatives and prior	$2	$2
2009 initiatives	7	11
2010 initiatives	9	16
2011 initiatives	42	63
2012 initiatives	30	-

Total	$90	$92

	December 31,
	2011	2010
2006 initiatives and prior	$2	$4
2008 initiatives	-	1
2009 initiatives	11	20
2010 initiatives	16	24
2011 initiatives	63	-

Total	$92	$49

Details with respect to reserves for restructuring, impairment and plant closing costs, provided by segment and initiative

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate and Other	Total
Accrued liabilities as of January 1, 2012	$—	$1	$12	$69	$3	$6	$1	$92
2012 charges for 2007 and prior initiatives	—	—	—	2	—	—	—	2
2012 charges for 2009 initiatives	—	—	1	—	4	—	—	5
2012 charges for 2010 initiatives	—	—	—	—	—	—	1	1
2012 charges for 2011 initiatives	—	—	3	6	—	—	—	9
2012 charges for 2012 initiatives	37	—	2	—	—	—	—	39
Reversal of reserves no longer required	—	—	—	(14)	—	—	—	(14)
2012 payments for 2007 and prior initiatives	—	—	—	(2)	(1)	—	—	(3)
2012 payments for 2009 initiatives	—	—	(1)	—	(5)	—	—	(6)
2012 payments for 2010 initiatives	—	(1)	—	(1)	—	—	(1)	(3)
2012 payments for 2011 initiatives	—	—	(12)	(12)	—	—	—	(24)
2012 payments for 2012 initiatives	(7)	—	(2)	—	—	—	—	(9)
Foreign currency effect on liability balance	—	—	—	1	1	—	(1)	1

Accrued liabilities as of September 30, 2012	$30	$—	$3	$49	$2	$6	$—	$90

Current portion of restructuring reserves	$18	$—	$2	$28	$2	$6	$—	$56
Long-term portion of restructuring reserve	12	—	1	21	—	—	—	34
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	1	—	—	15	—	—	—	16
Estimated additional charges beyond one year	—	—	—	4	—	—	—	4

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments	Discontinued Operations	Corporate & Other	Total
Accrued liabilities as of January 1, 2009	$3	$1	$1	$63	$7	$-	$-	$75
Adjustment to Textile Effects opening balance sheet liabilities	-	-	-	(5)	-	-	-	(5)
2009 charges for 2006 initiatives	-	-	-	1	-	-	-	1
2009 charges for 2008 initiatives	1	-	-	2	2	-	-	5
2009 charges for 2009 initiatives	-	-	12	10	45	-	11	78
Reversal of reserves no longer required	-	-	-	(7)	(1)	-	-	(8)
2009 payments for 2005 and prior initiatives	(2)	(1)	-	-	(2)	-	-	(5)
2009 payments for 2006 initiatives	-	-	-	(29)	-	-	-	(29)
2009 payments for 2008 initiatives	-	-	-	(13)	(4)	-	-	(17)
2009 payments for 2009 initiatives	-	-	(6)	(4)	(35)	-	(7)	(52)
Net activity of discontinued operations	-	-	-	-	-	34	-	34
Foreign currency effect on liability balance	-	-	-	(1)	(1)	-	-	(2)

Accrued liabilities as of December 31, 2009	2	-	7	17	11	34	4	75
2010 charges for 2005 initiatives	-	-	-	-	1	-	-	1
2010 charges for 2008 initiatives	-	-	-	1	-	-	-	1
2010 charges for 2009 initiatives	-	-	1	-	8	-	-	9
2010 charges for 2010 initiatives	-	2	-	15	-	-	6	23
Reversal of reserves no longer required	-	-	(3)	(1)	(2)	-	(1)	(7)
2010 payments for 2005 initiatives	(1)	-	-	-	(1)	-	-	(2)
2010 payments for 2006 initiatives	-	-	-	(3)	-	-	-	(3)
2010 payments for 2008 initiatives	(1)	-	-	(5)	(1)	-	-	(7)
2010 payments for 2009 initiatives	-	-	(3)	(2)	(8)	-	(3)	(16)
2010 payments for 2010 initiatives	-	(1)	-	-	-	-	(2)	(3)
Net activity of discontinued operations	-	-	-	-	-	(26)	-	(26)
Foreign currency effect on liability balance	-	-	-	3	-	-	1	4

Accrued liabilities as of December 31, 2010	-	1	2	25	8	8	5	49
2011 charges for 2006 and prior initiatives	-	-	-	1	-	-	-	1
2011 charges for 2009 Initiatives	-	-	-	-	7	-	-	7
2011 charges for 2010 Initiatives	-	-	-	13	-	-	2	15
2011 charges for 2011 Initiatives	-	-	21	65	3	-	-	89
Reversal of reserves no longer required	-	-	(1)	(4)	-	-	-	(5)
2011 payments for 2006 and prior initiatives	-	-	-	(2)	(1)	-	-	(3)
2011 payments for 2008 Initiatives	-	-	-	(1)	(1)	-	-	(2)
2011 payments for 2009 Initiatives	-	-	(1)	-	(11)	-	-	(12)
2011 payments for 2010 Initiatives	-	-	-	(15)	-	-	(6)	(21)
2011 payments for 2011 Initiatives	-	-	(7)	(5)	(2)	-	-	(14)
Net activity of discontinued operations	-	-	-	-	-	(2)	-	(2)
Foreign currency effect on liability balance	-	-	(2)	(8)	-	-	-	(10)

Accrued liabilities as of December 31, 2011	$-	$1	$12	$69	$3	$6	$1	$92

Current portion of restructuring reserves	$-	$1	$11	$69	$3	$6	$1	$91
Long-term portion of restructuring reserve	-	-	1	-	-	-	-	1
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year	$-	$-	$1	$10	$6	$-	$-	$17
Estimated additional charges beyond one year	-	-	-	15	-	-	-	15

Cash and non-cash restructuring charges by initiative

	Three months ended September 30, 2012	Nine months ended September 30, 2012
Cash charges:
2012 charges for 2007 and prior initiatives	$-	$2
2012 charges for 2009 initiatives	1	5
2012 charges for 2010 initiatives	-	1
2012 charges for 2011 initiatives	5	9
2012 charges for 2012 initiatives	33	39
Reversal of reserves no longer required	(1)	(14)
Noncash charges	9	10

Total 2012 Restructuring, Impairment and Plant Closing Costs	$47	$52

	Three months ended September 30, 2011	Nine months ended September 30, 2011
Cash charges:
2011 charges for 2007 and prior initiatives	$-	$2
2011 charges for 2009 initiatives	2	5
2011 charges for 2010 initiatives	2	5
2011 charges for 2011 initiatives	99	110
Reversal of reserves no longer required	(1)	(4)
Noncash charges	53	53

Total 2011 Restructuring, Impairment and Plant Closing Costs	$155	$171

Cash charges:
2011 charges for 2006 and prior initiatives	$1
2011 charges for 2009 initiatives	7
2011 charges for 2010 initiatives	15
2011 charges for 2011 initiatives	89
Reversal of reserves no longer required	(5)
Non-cash charges	60

Total 2011 Restructuring, Impairment and Plant Closing Costs	$167

Cash charges:
2010 charges for 2005 and prior initiatives	$1
2010 charges for 2008 initiatives	1
2010 charges for 2009 initiatives	9
2010 charges for 2010 initiatives	23
Reversal of reserves no longer required	(7)
Non-cash charges	2

Total 2010 Restructuring, Impairment and Plant Closing Costs	$29

Cash charges:
2009 charges for 2006 initiatives	$1
2009 charges for 2008 initiatives	5
2009 charges for 2009 initiatives	78
Reversal of reserves no longer required	(8)
Non-cash charges	12

Total 2009 Restructuring, Impairment and Plant Closing Costs	$88

ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
ASSET RETIREMENT OBLIGATIONS
Schedule of changes to asset retirement obligation liabilities

	December 31,
	2011	2010
Asset retirement obligation at beginning of year	$24	$21
Accretion expense	2	1
Liabilities incurred	-	1
Liabilities assumed in connection with the consolidation of a variable interest entity	2	-
Liabilities settled	(1)	-
Foreign currency effect on reserve balance	(1)	1

Asset retirement obligation at end of year	$26	$24

OTHER NONCURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
OTHER NONCURRENT LIABILITIES
Schedule of components of other noncurrent liabilities

	December 31,
	2011	2010
Pension liabilities	$689	$538
Other postretirement benefits	122	124
Environmental accruals	29	35
Restructuring and plant closing costs	1	2
Asset retirement obligations	26	24
Employee benefit accrual	22	23
Legal reserve	22	13
Other	92	93

Total	$1,003	$852

DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
Outstanding debt

	September 30, 2012	December 31, 2011
Senior Credit Facilities:
Term loans	$1,613	$1,696
Amounts outstanding under A/R programs	237	237
Senior notes	490	472
Senior subordinated notes	892	976
HPS (China) debt	109	167
Variable interest entities	266	281
Other	73	113

Total debt-excluding debt to affiliates	$3,680	$3,942

Total current portion of debt	$130	$212
Long-term portion	3,550	3,730

Total debt-excluding debt to affiliates	$3,680	$3,942

Total debt-excluding debt to affiliates	$3,680	$3,942
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	610	439

Total debt	$4,390	$4,481

	December 31,
	2011	2010
Senior Credit Facilities:
Term loans	$1,696	$1,688
Amounts outstanding under A/R programs	237	238
Senior notes	472	452
Subordinated notes	976	1,279
HPS (China) debt	167	188
Variable interest entities	281	200
Other	113	101

Total debt-excluding debt to affiliates	$3,942	$4,146

Total current portion of debt	$212	$519
Long-term portion	3,730	3,627

Total debt-excluding debt to affiliates	$3,942	$4,146

Total debt-excluding debt to affiliates	$3,942	$4,146
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	439	439

Total debt	$4,481	$4,685

Schedule of Senior Credit Facilities

Facility	Committed Amount	Principal Outstanding		Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$400	$-	(1)	$-	(1)	USD LIBOR plus 2.50%	2017	(3)
Term Loan B	NA	243		243		USD LIBOR plus 1.50%	2014
Extended Term Loan B	NA	637		637		USD LIBOR plus 2.50%	2017	(3)
Extended Term Loan B-Series 2	NA	342		342		USD LIBOR plus 2.75%	2017	(3)
Term Loan C	NA	419		391		USD LIBOR plus 2.25%	2016
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $19 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of September 30, 2012, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3%.

(3)
The maturity of the Revolving Facility commitments will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to repay our 5.50% senior notes due 2016, Term Loan B due April 19, 2014 and Term Loan C due June 30, 2016. The maturity of Extended Term Loan B and Extended Term Loan B-Series 2 will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our 5.50% senior notes due 2016 that remain outstanding during the three months prior to the maturity date of such notes.

Facility	Committed Amount	Principal Outstanding	Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$300	$-	$-	(1)	USD LIBOR plus 3.00%	2014	(3)
Term Loan B	NA	$652	$652		USD LIBOR plus 1.50%	2014	(3)
Term Loan C	NA	$427	$394		USD LIBOR plus 2.25%	2016	(3)
Extended Term Loan B	NA	$650	$650		USD LIBOR plus 2.50%	2017	(3)
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $20 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2011, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 2%.

(3)
The maturity of the Extended Term Loan B will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our outstanding 5.50% senior notes due 2016 at least three months prior to the maturity date of such notes.

Schedule of A/R Programs

December 31, 2011
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2014	$250	$90(4)	Applicable Rate plus 1.50% - 1.65%
EU A/R Program	April 2014	€225 (approximately $291)	€114 (approximately $147)	Applicable Rate plus 2.0%

December 31, 2010
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	October 2012	$125	$27.5	USD LIBOR rate plus 3.75%
U.S. A/R Program	October 2011	$125	$27.5	CP rate plus 3.50%
EU A/R Program	October 2011	€225 (approximately $297)	€139 (approximately $183)	GBP LIBOR rate, USD LIBOR rate or EURIBOR rate plus 3.75%
(1)
The amount of actual availability under the A/R Programs may be lower based on the level of eligible receivables sold, changes in the credit ratings of our customers, customer concentration levels, and certain characteristics of the accounts receivable being transferred, as defined in the applicable agreements.

(2)
Each interest rate is defined in the applicable agreements. In addition, the U.S. SPE and the EU SPE are obligated to pay unused commitment fees to the lenders based on the amount of each lender's commitment.

(3)
Applicable rate for the U.S. A/R Program is defined by the lender as either USD LIBOR or CP rate. Applicable rate for the EU A/R Program is either GBP LIBOR, USD LIBOR or EURIBOR.

(4)
As of December 31, 2011 we had approximately $4 million (U.S. dollar equivalents) of letters of credit issued and outstanding under our U.S. A/R Program.

Summary of outstanding notes

Notes	Maturity	Interest Rate		Amount Outstanding
Senior Notes	June 2016	5.500	%(1)	$600 ($472 carrying value)
Senior Subordinated Notes	March 2021	8.625%		$530 ($543 carrying value)
Senior Subordinated Notes	March 2020	8.625%		$350
Senior Subordinated Notes	January 2015	7.500%		€64 (approximately $83)
(1)
The effective interest rate at issuance was 11.73%.

Redemption of Notes and Loss on Early Extinguishment of Debt

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
March 26, 2012	7.50% Senior Subordinated Notes due 2015	€ 64 (approximately $86)	€ 65 (approximately $87)	$1
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€ 14 (approximately $19)	€ 14 (approximately $19)	$-
Three months ended September 30, 2011	7.50% Senior Subordinated Notes due 2013	€ 12 (approximately $17)	€ 12 (approximately $17)	$-
July 25, 2011	7.375% Senior Subordinated Notes due 2013	$ 75	$ 77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
Three months ended December 31, 2011	6.875% Senior Subordinated Notes due 2013	€70 (approximately $94)	€71 (approximately $96)	$2
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€14 (approximately $19)	€14 (approximately $19)	$-
Three months ended September 30, 2011	7.5% Senior Subordinated Notes due 2015	€12 (approximately $17)	€12 (approximately $17)	$-
July 25, 2011	7.375% Senior Subordinated Notes due 2015	$75	$77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3
November 29, 2010	7.875% Senior Subordinated Notes due 2014	$88	$92	$3
November 26, 2010	7.875% Senior Subordinated Notes due 2014	$100	$104	$4
October 12, 2010	7.875% Senior Subordinated Notes due 2014	$159	$165	$7
September 27, 2010	6.875% Senior Subordinated Notes due 2013	€132 (approximately $177)	€137 (approximately $183)	$7
March 17, 2010	6.875% Senior Subordinated Notes due 2013	€184 (approximately $253)	€189 (approximately $259)	$7
March 17, 2010	7.50% Senior Subordinated Notes due 2015	€59 (approximately $81)	€59 (approximately $81)	$2

Scheduled maturities of our debt (excluding debt to affiliates)

Year ending December 31
2012	$212
2013	86
2014	973
2015	135
2016	897
Thereafter	1,639

$3,942

FAIR VALUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE
Fair values of financial instruments

	September 30, 2012		December 31, 2011
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$14	$14	$12	$12
Cross-currency interest rate contracts	29	29	27	27
Interest rate contracts	(19)	(19)	(17)	(17)
Long-term debt (including current portion)	(3,680)	(3,941)	(3,942)	(4,061)

	December 31,
	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Non-qualified employee benefit plan investments	$12	$12	$11	$11
Cross-currency interest rate contacts	27	27	19	19
Interest rate contracts	(17)	(17)	(9)	(9)
Long-term debt (including current portion)	(3,942)	(4,061)	(4,146)	(4,371)

Assets and liabilities are measured at fair value on a recurring basis

		Fair Value Amounts Using
Description	September 30, 2012	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for-sale equity securities:
Equity mutual funds	$14	$14	$-	$-
Derivatives:
Cross-currency interest rate contracts(1)	29	-	29	-

Total assets	$43	$14	$29	$-

Liabilities:
Derivatives:
Interest rate contracts(2)	$(19)	$-	$(19)	$-

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)(3)	Significant other observable inputs (Level 2)(3)	Significant unobservable inputs (Level 3)
Assets:
Available-for-sale equity securities:
Equity mutual funds	$12	$12	$-	$-
Derivatives:
Cross-currency interest rate contracts(1)	27	-	-	27

Total assets	$39	$12	$-	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$-	$(17)	$-

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals. There were no material changes to the valuation methods or assumptions used to determine the fair value during the current period.
(3)
There were no transfers between Levels 1 and 2 within the fair value hierarchy for the nine months ended September 30, 2012 and the year ended December 31, 2011.

		Fair Value Amounts Using
Description	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$12	$12	$-	$-
Derivatives:
Cross-currency interest rate contract(1)	27	-	-	27

Total assets	$39	$12	$-	$27

Liabilities:
Derivatives:
Interest rate contracts(2)	$(17)	$-	$(17)	$-

		Fair Value Amounts Using
Description	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Available-for sale equity securities:
Equity mutual funds	$11	$11	$-	$-
Derivatives:
Cross-currency interest rate contract(1)	19	-	-	19

Total assets	$30	$11	$-	$19

Liabilities:
Derivatives:
Interest rate contracts(2)	$(9)	$-	$(9)	$-

(1)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates, exchange rates, and yield curves at stated intervals.

(2)
The income approach is used to calculate the fair value of these instruments. Fair value represents the present value of estimated future cash flows, calculated using relevant interest rates and yield curves at stated intervals.

Reconciliation of beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	Three months ended September 30, 2012	Nine months ended September 30, 2012
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts	Cross-Currency Interest Rate Contracts
Beginning balance	$-	$27
Transfers into Level 3	-	-
Transfer out of Level 3(1)	-	(27)
Total gains (losses):
Included in earnings	-	-
Included in other comprehensive income (loss)	-	-
Purchases, sales, issuances and settlements	-	-

Ending balance, September 30, 2012	$-	$-

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at September 30, 2012	$-	$-

	Three months ended September 30, 2011	Nine months ended September 30, 2011
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-Currency Interest Rate Contracts	Cross-Currency Interest Rate Contracts
Beginning balance	$(5)	$19
Transfers into or out of Level 3	-	-
Total (losses) gains:
Included in earnings	-	-
Included in other comprehensive income (loss)	24	-
Purchases, sales, issuances and settlements	-	-

Ending balance, September 30, 2011	$19	$19

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at September 30, 2011	$-	$-

(1)
We are party to cross-currency interest rate contracts that are measured at fair value in our financial statements (unaudited). These instruments have historically been categorized by us as Level 3 within the fair value hierarchy due to an unobservable input associated with the credit valuation adjustment, which we deemed to be a significant input to the overall measurement of fair value at inception. During the nine months ended September 30, 2012, this credit valuation adjustment has ceased to be a significant input to the entire fair value measurement of these instruments. The remaining inputs which are significant to the fair value measurement of these instruments represent observable market inputs that are inputs other than quoted prices (Level 2 inputs).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Cross-currency interest rate contracts	Total
Beginning balance, January 1, 2011	$19	$19
Total gains (losses):
Included in earnings	-	-
Included in other comprehensive income (loss)	8	8
Purchases, issuances and settlements	-	-

Ending balance, December 31, 2011	$27	$27

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2011	$-	$-

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Realized interest in securitized receivables	Cross-currency interest rate contracts	Total
Beginning balance, January 1, 2010	$262	$-	$262
Total gains (losses):
Included in earnings	-	12	12
Included in other comprehensive income (loss)	-	7	7
Purchases, issuances and settlements(1)	(262)	-	(262)

Ending balance, December 31, 2010	$-	$19	$19

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2010	$-	$12	$12

(1)
Upon adoption of ASU 2009-16, transfers of our accounts receivable under our A/R Programs no longer met the criteria for derecognition. Accordingly, beginning January 1, 2010, the amounts outstanding under the A/R Programs were accounted for as secured borrowings and the retained interest in securitized receivables was no longer relevant.

Schedule of gains and losses (realized and unrealized) included in earnings reported in interest expense and other comprehensive loss

	Three months ended September 30, 2012		Nine months ended September 30, 2012
	Interest expense	Other comprehensive income (loss)	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-	$-	$-
Changes in unrealized gains relating to assets still held at September 30, 2012	-	-	-	-

	Three months ended September 30, 2011		Nine months ended September 30, 2011
	Interest expense	Other comprehensive income (loss)	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-	$-	$-
Changes in unrealized losses relating to assets still held at September 30, 2011	-	24	-	-

2011	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$-	$-
Changes in unrealized gains relating to assets still held at December 31, 2011	$-	$8

2010	Interest expense	Other comprehensive income (loss)
Total net gains included in earnings	$12	$-
Changes in unrealized gains relating to assets still held at December 31, 2010	$12	$7

EMPLOYEE BENEFIT PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
Schedule of funded status of the plans and the amounts recognized in the consolidated balance sheets

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	$761	$2,255	$705	$2,152	$129	$7	$127	$8
Service cost	23	44	21	44	3	-	3	-
Interest cost	44	110	40	102	7	1	7	-
Participant contributions	-	14	-	13	5	-	4	-
Plan amendments	-	(1)	-	-	-	-	-	-
Foreign currency exchange rate changes	-	(13)	-	(23)	-	(1)	-	-
Settlements/transfers	-	(20)	-	(10)	-	-	-	-
Curtailments	-	(38)	-	-	-	-	-	-
Special termination benefits	-	8	-	-	-	-	-	-
Actuarial loss	47	83	34	64	1	-	5	-
Benefits paid	(41)	(111)	(39)	(87)	(17)	(1)	(17)	(1)

Benefit obligation at end of year	$834	$2,331	$761	$2,255	$128	$6	$129	$7

Change in plan assets
Fair value of plan assets at beginning of year	$517	$2,025	$461	$1,880	$-	$-	$-	$-
Actual return on plan assets	(7)	43	61	163	-	-	-	-
Foreign currency exchange rate changes	-	(10)	-	(15)	-	-	-	-
Participant contributions	-	14	-	13	5	-	4	-
Other	-	(1)	-	2	-	-	-	-
Company contributions	69	86	34	79	12	1	13	1
Settlements/transfers	-	(20)	-	(10)	-	-	-	-
Benefits paid	(41)	(111)	(39)	(87)	(17)	(1)	(17)	(1)

Fair value of plan assets at end of year	$538	$2,026	$517	$2,025	$-	$-	$-	$-

Funded status
Fair value of plan assets	$538	$2,026	$517	$2,025	$-	$-	$-	$-
Benefit obligation	834	2,331	761	2,255	128	6	129	7

Accrued benefit cost	$(296)	$(305)	$(244)	$(230)	$(128)	$(6)	$(129)	$(7)

Amounts recognized in balance sheet
Noncurrent asset	$-	$100	$-	$75	$-	$-	$-	$-
Current liability	(6)	(6)	(5)	(6)	(12)	-	(12)	-
Noncurrent liability	(290)	(399)	(239)	(299)	(116)	(6)	(117)	(7)

	$(296)	$(305)	$(244)	$(230)	$(128)	$(6)	$(129)	$(7)

Schedule of amounts recognized in accumulated other comprehensive loss (income)

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in accumulated other comprehensive loss (income)
Net actuarial loss	$368	$636	$284	$513	$25	$1	$26	$1
Prior service cost	(22)	2	(27)	2	(10)	-	(13)	-
Transition obligation	1	-	1	-	-	-	-	-

	$347	$638	$258	$515	$15	$1	$13	$1

Schedule of amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year

	Defined Benefit Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Actuarial loss	$21	$28	$2	$-
Prior service cost	(5)	(2)	(3)	-

Total	$16	$26	$(1)	$-

Components of the net periodic benefit costs

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Three months ended September 30,		Three months ended September 30,
	2012	2011	2012	2011
Service cost	$12	$18	$1	$-
Interest cost	36	39	2	2
Expected return on assets	(45)	(47)	-	-
Amortization of prior service cost	(2)	(2)	(1)	(1)
Amortization of actuarial loss	13	9	-	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$22	$17	$2	$2

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Nine months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Service cost	$43	$51	$3	$2
Interest cost	109	116	5	6
Expected return on assets	(136)	(141)	-	-
Amortization of prior service cost	(6)	(5)	(2)	(2)
Amortization of actuarial loss	37	26	1	1
Settlement loss	8	-	-	-

Net periodic benefit cost	$55	$47	$7	$7

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$23	$21	$20	$44	$44	$43
Interest cost	44	40	41	110	102	102
Expected return on plan assets	(47)	(42)	(41)	(140)	(121)	(104)
Amortization of transition obligation	-	-	-	-	-	1
Amortization of prior service cost	(4)	(5)	(5)	(2)	(1)	(1)
Amortization of actuarial loss	16	11	7	21	19	33
Settlement loss	-	-	2	-	-	-
Special termination benefits	-	-	-	8	-	2

Net periodic benefit cost	$32	$25	$24	$41	$43	$76

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Service cost	$3	$3	$3	$-	$-	$3
Interest cost	7	7	8	1	-	-
Amortization of prior service cost	(3)	(3)	(4)	-	-	-
Amortization of actuarial loss	2	1	1	-	-	-

Net periodic benefit cost	$9	$8	$8	$1	$-	$3

Schedule of amounts recognized in net periodic benefit cost and other comprehensive income (loss)

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Current year actuarial loss (gain)	$101	$16	$(7)	$182	$20	$(124)
Amortization of actuarial gain	(16)	(11)	(7)	(21)	(19)	(33)
Current year prior service (credit) cost	-	-	-	(2)	-	1
Amortization of prior service cost	4	4	5	2	1	1
Amortization of transition asset	-	-	-	-	-	(1)
Curtailment effects	-	-	-	(38)	-	(12)
Settlements	-	-	(2)	-	-	-

Total recognized in other comprehensive loss (income)	89	9	(11)	123	2	(168)
Net periodic benefit cost	32	25	24	41	43	76

Total recognized in net periodic benefit cost and other comprehensive loss (income)	$121	$34	$13	$164	$45	$(92)

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2011	2010	2009	2011	2010	2009
Current year actuarial loss (gain)	$1	$5	$(14)	$-	$-	$-
Amortization of actuarial gain	(1)	(2)	(1)	-	-	-
Current year prior service credit	-	-	(5)	-	-	-
Amortization of prior service cost	2	3	4	-	-	-

Total recognized in other comprehensive loss (income)	2	6	(16)	-	-	-
Net periodic benefit cost	9	8	8	1	-	3

Total recognized in net periodic benefit cost and other comprehensive loss (income)	$11	$14	$(8)	$1	$-	$3

Schedule of weighted-average assumptions used to determine the projected benefit obligation and the net periodic pension cost

	Defined Benefit Plans
	U.S. plans			Non U.S. plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.30%	5.70%	5.90%	4.39%	4.69%	4.94%
Rate of compensation increase	3.88%	3.88%	3.88%	3.44%	3.38%	3.23%
Net periodic pension cost
Discount rate	5.70%	5.90%	6.47%	4.69%	4.94%	5.04%
Rate of compensation increase	3.88%	3.88%	3.77%	3.38%	3.23%	3.21%
Expected return on plan assets	8.19%	8.20%	8.25%	6.62%	6.65%	6.62%

	Other Postretirement Benefit Plans
	U.S. plans			Non U.S. plans
	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.09%	5.46%	5.59%	6.09%	6.69%	7.47%
Net periodic pension cost
Discount rate	5.46%	5.59%	6.39%	6.69%	7.47%	7.60%

Schedule of effect on one-percent-point change in assumed health care cost trend rates

	Increase	Decrease
Asset category
Effect on total of service and interest cost	$-	$-
Effect on postretirement benefit obligation	4	(4)

Schedule of projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of fair value of plan assets

	U.S. plans		Non-U.S. plans
	2011	2010	2011	2010
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$834	$761	$1,897	$1,797
Fair value of plan assets	538	517	1,492	1,493

Schedule of defined benefit plans with an accumulated benefit obligation in excess of fair value of plan assets

	U.S. plans		Non-U.S. plans
	2011	2010	2011	2010
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$834	$761	$1,618	$745
Accumulated benefit obligation	789	712	1,500	684
Fair value of plan assets	538	517	1,251	514

Schedule of expected future contributions and benefit payments

	U.S. Plans		Non-U.S. Plans
	Defined Benefit Plans	Other Postretirement Benefit Plans	Defined Benefit Plans	Other Postretirement Benefit Plans
2012 expected employer contributions
To plan trusts	$72	$11	$70	$1
Expected benefit payments
2012	58	11	97	1
2013	59	11	91	1
2014	50	11	93	1
2015	50	11	99	1
2016	53	11	101	1
2017 - 2021	302	50	546	2

Schedule of plan assets measured at fair value on a recurring basis

		Fair Value Amounts Using
Asset category	December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$294	$166	$128	$-
Fixed income	170	106	64	-
Real estate/other	72	45	-	27
Cash	2	2	-	-

Total U.S. pension plan assets	$538	$319	$192	$27

Non-U.S. pension plans:
Equities	$771	$361	$410	$-
Fixed income	923	304	619	-
Real estate/other	316	1	281	34
Cash	16	16	-	-

Total non-U.S. pension plan assets	$2,026	$682	$1,310	$34

		Fair Value Amounts Using
Asset category	December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$295	$174	$121	$-
Fixed income	155	97	57	1
Real estate/other	64	45	-	19
Cash	3	3	-	-

Total U.S. pension plan assets	$517	$319	$178	$20

Non-U.S. pension plans:
Equities	$868	$440	$428	$-
Fixed income	891	244	647	-
Real estate/other	248	2	213	33
Cash	18	18	-	-

Total non-U.S. pension plan assets	$2,025	$704	$1,288	$33

Reconciliation of the beginning and ending balances of plan assets measured at fair value using unobservable inputs (level 3)

	Real Estate/Other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2011	Year ended December 31, 2010
Balance at beginning of period	$52	$33
Return on pension plan assets	(1)	3
Purchases, sales and settlements	10	16

Balance at end of period	$61	$52

	Fixed Income
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2011	Year ended December 31, 2010
Balance at beginning of period	$1	$-
Return on pension plan assets	-	-
Purchases, sales and settlements	(1)	1

Balance at end of period	$-	$1

Schedule of asset allocation for pension plans and the target allocation, by asset category

Asset category	Target Allocation 2012	Allocation at December 31, 2011	Allocation at December 31, 2010
U.S. pension plans:
Equities	54%	55%	57%
Fixed income	33%	32%	30%
Real estate/other	13%	13%	12%
Cash	-	-	1%

Total U.S. pension plans	100%	100%	100%

Non-U.S. pension plans:
Equities	39%	38%	43%
Fixed income	45%	46%	44%
Real estate/other	15%	15%	12%
Cash	1%	1%	1%

Total non-U.S. pension plans	100%	100%	100%

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of Income tax expense (benefit)

	Year ended December 31,
	2011	2010	2009
Income tax expense (benefit):
U.S.
Current	$7	$(23)	$67
Deferred	69	45	(13)
Non-U.S.
Current	63	41	17
Deferred	(26)	(23)	88

Total	$113	$40	$159

Schedule of reconciliation of the differences between the U.S. federal income taxes at the U.S. statutory rate to total (provision) benefit for income taxes

	Year ended December 31,
	2011	2010	2009
Income (loss) from continuing operations before income taxes	$370	$184	$(240)

Expected tax expense (benefit) at U.S. statutory rate of 35%	$130	$64	$(84)
Change resulting from:
State tax expense (benefit) net of federal benefit	7	(4)	(1)
Non-U.S. tax rate differentials	6	(16)	46
Effects of non-U.S. operations	8	29	(4)
Tax authority dispute resolutions	(4)	(21)	(6)
Tax benefit of losses with valuation allowances as a result of other comprehensive income	(1)	(4)	(39)
Change in valuation allowance	(19)	(22)	230
Other, net	(14)	14	17

Total income tax expense	$113	$40	$159

Schedule of components of income (loss) from continuing operations before income taxes

	Year ended December 31,
	2011	2010	2009
U.S.	$255	$38	$92
Non-U.S.	115	146	(332)

Total	$370	$184	$(240)

Schedule of components of deferred income tax assets and liabilities

	December 31,
	2011	2010
Deferred income tax assets:
Net operating loss and AMT credit carryforwards	$895	$970
Pension and other employee compensation	254	216
Property, plant and equipment	77	97
Intangible assets	35	50
Foreign tax credits	82	75
Other, net	140	116

Total	$1,483	$1,524

Deferred income tax liabilities:
Property, plant and equipment	$(515)	$(520)
Pension and other employee compensation	(25)	(19)
Other, net	(107)	(110)

Total	$(647)	$(649)

Net deferred tax asset before valuation allowance	$836	$875
Valuation allowance	(768)	(813)

Net deferred tax asset	$68	$62

Current deferred tax asset	$40	$40
Current deferred tax liability	(29)	(63)
Non-current deferred tax asset	163	179
Non-current deferred tax liability	(106)	(94)

Net deferred tax asset	$68	$62

Schedule of changes in valuation allowance

	2011	2010	2009
Valuation allowance as of January 1	$813	$861	$681
Valuation allowance as of December 31	768	813	861

Net decrease (increase)	45	48	(180)
Foreign currency movements	(30)	1	14
Increase (decrease) to deferred tax assets with an offsetting (decrease) increase to valuation allowances	4	(27)	(64)

Change in valuation allowance per rate reconciliation	$19	$22	$(230)

Components of change in valuation allowance affecting tax expense:
Pre-tax (losses) income in jurisdictions with valuation allowances resulting in no tax expense or benefit	$(3)	$2	$(75)
Releases of valuation allowances in various jurisdictions	27	20	4
Establishments of valuation allowances in various jurisdictions	(5)	-	(159)

Change in valuation allowance per rate reconciliation	$19	$22	$(230)

Schedule of reconciliation of unrecognized tax benefits

	2011	2010
Unrecognized tax benefits as of January 1	$43	$74
Gross increases and decreases—tax positions taken during a prior period	(3)	(27)
Gross increases and decreases—tax positions taken during the current period	3	4
Reductions resulting from the lapse of statutes of limitation	(4)	(10)
Foreign currency movements	—	2

Unrecognized tax benefits as of December 31	$39	$43

Schedule of interest and penalties related to unrecognized tax benefits included in the financial statement

	Year ended December 31,
	2011	2010	2009
Interest expense included in tax expense	$5	$1	$3
Penalties expense included in tax expense	-	-	1

	December 31,
	2011	2010
Accrued liability for interest	$13	$8
Accrued liability for penalties	2	2

Summary of the tax years that remain subject to examination by major tax jurisdictions

Tax Jurisdiction	Open Tax Years
China	2002 and later
Hong Kong	2000 and later
India	2004 and later
Italy	2007 and later
Malaysia	2003 and later
Switzerland	2006 and later
The Netherlands	2006 and later
United Kingdom	2008 and later
United States federal	2011 and later

COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of total purchase commitments

Year ending December 31
2012	$685
2013	197
2014	128
2015	104
2016	59
Thereafter	94

$1,267

Schedule of future minimum lease payments under operating leases

Year ending December 31
2012	$77
2013	71
2014	64
2015	50
2016	45
Thereafter	148

$455

Schedule of cases for which service has been tendered and accepted

	Nine months ended September 30,
	2012	2011
Unresolved at beginning of period	1,080	1,116
Tendered during period	3	10
Resolved during period(1)	2	43
Unresolved at end of period	1,081	1,083
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

	Year ended December 31,
	2011	2010	2009
Unresolved at beginning of period	1,116	1,138	1,140
Tendered during period	10	24	18
Resolved during period(1)	46	46	20
Unresolved at end of period	1,080	1,116	1,138
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

Schedule of cases filed and received by the company

	Nine months ended September 30,
	2012	2011
Unresolved at beginning of period	36	37
Filed during period	8	9
Resolved during period	3	8
Unresolved at end of period	41	38

	Year ended December 31,
	2011	2010	2009
Unresolved at beginning of period	37	39	43
Filed during period	11	5	3
Resolved during period	12	7	7
Unresolved at end of period	36	37	39

STOCK-BASED COMPENSATION PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION PLANS
Compensation cost from continuing operations under the Stock Incentive Plan

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Compensation costs	$6	$2	$20	$17

	Year ended December 31,
	2011	2010	2009
Compensation cost	$22	$24	$16

Assumptions used to calculate fair value of each stock option award estimated on the date of grant using the Black-Scholes valuation model

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Dividend yield	NA	3.6%	3.0%	2.3%
Expected volatility	NA	65.0%	65.3%	65.6%
Risk-free interest rate	NA	1.8%	1.3%	2.8%
Expected life of stock options granted during the period	NA	6.6 years	6.6 years	6.6 years

	Year ended December 31,
	2011	2010	2009
Dividend yield	2.3%	3.0%	15.4%
Expected volatility	65.6%	69.0%	70.4%
Risk-free interest rate	2.8%	3.1%	2.5%
Expected life of stock options granted during the period	6.6 years	6.6 years	6.6 years

Summary of stock option activity under the Stock Incentive Plan

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2012	10,345	$13.83
Granted	1,363	13.41
Exercised	(661)	3.25
Forfeited	(251)	19.76

Outstanding at September 30, 2012	10,796	14.29	5.6	$41

Exercisable at September 30, 2012	8,643	14.27	4.8	38

Option Awards	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(years)	(in millions)
Outstanding at January 1, 2011	10,997	$12.28
Granted	953	17.51
Exercised	(1,268)	2.82
Forfeited	(337)	15.14

Outstanding at December 31, 2011	10,345	13.83	5.9	$27

Exercisable at December 31, 2011	7,089	16.34	5.0	13

Summary of status of nonvested shares under the Stock Incentive Plan

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2012	2,287		$9.92	1,100	$9.42
Granted	934		13.41	383	13.41
Vested	(1,395)	(1)	7.07	(760)	6.53
Forfeited	(27)		15.26	(63)	15.32

Nonvested at September 30, 2012	1,799		13.86	660	14.51

(1)
As of September 30, 2012, a total of 516,338 restricted stock units were vested, of which 72,161 vested during the nine months ended September 30, 2012. These shares have not been reflected as vested shares in this table because in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

	Equity Awards			Liability Awards
	Shares		Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)			(in thousands)
Nonvested at January 1, 2011	3,126		$6.95	1,642	$6.05
Granted	675		17.55	311	17.59
Vested	(1,500	)(1)	7.20	(729)	5.55
Forfeited	(14)		4.98	(124)	7.99

Nonvested at December 31, 2011	2,287		9.92	1,100	9.42

(1)
As of December 31, 2011, a total of 444,177 restricted stock units were vested, of which 115,045 vested during 2011. Only 176,327 of these shares have been reflected as vested shares in this table because, in accordance with the restricted stock unit agreements, shares of common stock are not issued for vested restricted stock units until termination of employment.

OTHER COMPREHENSIVE (LOSS) INCOME (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
OTHER COMPREHENSIVE INCOME (LOSS)
Components of other comprehensive (loss) income

			Other comprehensive income (loss)
	Accumulated other comprehensive loss
			Three months ended		Nine months ended
	September 30, 2012	December 31, 2011	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Foreign currency translation adjustments, net of tax of $10 and $11 as of September 30, 2012 and December 31, 2011, respectively	$242	$217	$94	$(118)	$25	$30
Pension and other postretirement benefit adjustments, net of tax of $140 and $156 as of September 30, 2012 and December 31, 2011, respectively	(787)	(845)	15	(77)	58	(66)
Other comprehensive income (loss) of unconsolidated affiliates	7	8	-	3	(1)	3
Other, net	(3)	(3)	-	(2)	-	(2)

Total	(541)	(623)	109	(194)	82	(35)
Amounts attributable to noncontrolling interests	10	12	(2)	-	(2)	(1)

Amounts attributable to Huntsman International	$(531)	$(611)	$107	$(194)	$80	$(36)

	December 31,
	2011		2010		2009
	Accumulated income (loss)	(Loss) income	Accumulated income (loss)	Income (loss)	Income (loss)
Foreign currency translation adjustments, net of tax of $11 and $12 as of December 31, 2011 and 2010, respectively	$217	$(79)	$296	$23	$71
Pension and other postretirement benefits adjustments, net of tax $156 and $124 as of December 31, 2011 and 2010, respectively	(845)	(182)	(663)	(28)	136
Other comprehensive income (loss) of unconsolidated affiliates	8	1	7	—	(2)
Other, net	(3)	(2)	(1)	(2)	2

Total	(623)	(262)	(361)	(7)	207
Amounts attributable to noncontrolling interests	12	5	7	1	(1)

Amounts attributable to Huntsman International LLC	$(611)	$(257)	$(354)	$(6)	$206

DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
AUSTRALIA STYRENICS BUSINESS SHUTDOWN
DISCONTINUED OPERATIONS
Results of operations presented as discontinued operations in the accompanying consolidated statements of operations

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Revenues	$10	$10	$28	$28
Costs and expenses, net of credits	(11)	7	(37)	(34)

Operating (loss) income	(1)	17	(9)	(6)
Income tax (expense) benefit	-	(7)	2	1

(Loss) income from discontinued operations, net of tax	$(1)	$10	$(7)	$(5)

	Year ended December 31,
	2011	2010	2009
Revenues	$38	$52	$98
Operating costs and expenses	(44)	(85)	(182)
Nonoperating expense	—	(19)	—

Loss before income taxes	(6)	(52)	(84)
Income tax benefit	2	28	74

Loss from discontinued operations, net of tax	$(4)	$(24)	$(10)

U.S. Base Chemicals Disposition
DISCONTINUED OPERATIONS
Results of operations presented as discontinued operations in the accompanying consolidated statements of operations

	Year ended December 31,
	2011	2010	2009
Other (expenses) income	$(1)	$(6)	$2
Gain (loss) on insurance settlements, net	-	110	(17)

(Loss) income before income taxes	(1)	104	(15)
Income tax (expense) benefit	-	(38)	6

(Loss) income from discontinued operations, net of tax	$(1)	$66	$(9)

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
Schedule of transactions with affiliates

	Year ended December 31,
	2011	2010	2009
Sales to:
Unconsolidated affiliates	$180	$201	$96
Inventory purchases from:
Unconsolidated affiliates	465	369	273

OPERATING SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
OPERATING SEGMENT INFORMATION
Schedule of major products by reportable operating segment

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

Schedule of revenues, EBITDA, depreciation and amortization, capital expenditures and total assets

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Revenues
Polyurethanes	$1,244	$1,209	$3,735	$3,391
Performance Products	742	846	2,319	2,546
Advanced Materials	328	349	1,014	1,059
Textile Effects	182	173	562	563
Pigments	319	455	1,150	1,243
Eliminations	(74)	(56)	(212)	(213)

Total	$2,741	$2,976	$8,568	$8,589

Segment EBITDA(1)
Polyurethanes	$203	$136	$544	$392
Performance Products	107	97	282	325
Advanced Materials	24	2	77	69
Textile Effects	(22)	(157)	(37)	(175)
Pigments	69	161	346	357
Corporate and other(2)	(41)	(52)	(125)	(196)

Subtotal	340	187	1,087	772
Discontinued Operations(3)	-	17	(4)	(6)

Total	340	204	1,083	766
Interest expense, net	(59)	(66)	(181)	(197)
Income tax expense-continuing operations	(62)	(55)	(188)	(111)
Income tax (expense) benefit-discontinued operations	-	(7)	2	1
Depreciation and amortization	(102)	(107)	(306)	(310)

Net income (loss) attributable to Huntsman International	$117	$(31)	$410	$149

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs, non-operating income and expense, benzene sales and gains and losses on the disposition of corporate assets.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 17. Discontinued Operations."

	Year ended December 31,
	2011	2010	2009
Net Sales:
Polyurethanes	$4,434	$3,605	$3,005
Performance Products	3,301	2,659	2,090
Advanced Materials	1,372	1,244	1,059
Textile Effects	737	787	691
Pigments	1,642	1,213	960
Eliminations	(265)	(258)	(140)

Total	$11,221	$9,250	$7,665

	Year ended December 31,
	2011	2010	2009
Segment EBITDA(1):
Polyurethanes	$469	$319	$388
Performance Products	385	363	246
Advanced Materials	125	143	59
Textile Effects	(199)	1	(64)
Pigments	501	205	(25)
Corporate and other(2)	(236)	(224)	(178)

Subtotal	1,045	807	426
Discontinued Operations(3)	(6)	53	(97)

Total	1,039	860	329
Interest expense, net	(262)	(248)	(240)
Income tax expense-continuing operations	(113)	(40)	(159)
Income tax benefit (expense)-discontinued operations	5	(10)	80
Depreciation and amortization	(416)	(382)	(420)

Net income (loss) attributable to Huntsman International LLC	$253	$180	$(410)

Depreciation and Amortization:
Polyurethanes	$160	$155	$160
Performance Products	110	92	78
Advanced Materials	33	33	38
Textile Effects	27	26	19
Pigments	74	67	104
Corporate and other(2)	12	8	19

Subtotal	416	381	418
Discontinued Operations	-	1	2

Total	$416	$382	$420

Capital Expenditures:
Polyurethanes	$85	$59	$55
Performance Products	96	66	70
Advanced Materials	39	24	14
Textile Effects	34	23	19
Pigments	57	49	23
Corporate and other(2)	19	15	8

Total	$330	$236	$189

	December 31,
	2011	2010
Total Assets:
Polyurethanes	$3,086	$3,024
Performance Products	2,340	2,067
Advanced Materials	1,307	1,327
Textile Effects	686	776
Pigments	1,384	1,277
Corporate and other(2)	(473)	(164)

Total	$8,330	$8,307

(1)
Segment EBITDA is defined as net income (loss) attributable to Huntsman International LLC before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs and non-operating income and expense.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 25. Discontinued Operations."

Schedule of revenues and long-lived assets by geographical area

	Year ended December 31,
	2011	2010	2009
By Geographic Area
Revenues(1):
United States	$3,470	$2,777	$2,345
China	944	881	561
Mexico	723	485	432
Germany	638	519	433
Italy	558	474	415
Other nations	4,888	4,114	3,479

Total	$11,221	$9,250	$7,665

	December 31,
	2011	2010
Long-lived assets(2):
United States	$1,278	$1,305
The Netherlands	310	311
United Kingdom	306	320
Saudi Arabia	243	259
Germany	205	68
Switzerland	166	221
Spain	157	173
Other nations	845	812

Total	$3,510	$3,469

(1)
Geographic information for revenues is based upon countries into which product is sold.

(2)
Long-lived assets are made up of property, plant and equipment, net.

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED)
CONDENSED CONSOLIDATING BALANCE SHEETS

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS (UNAUDITED)
AS OF SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$3	$264	$—	$271
Restricted cash	—	—	9	—	9
Accounts and notes receivable, net	34	146	1,446	—	1,626
Accounts receivable from affiliates	1,621	3,933	119	(5,410)	263
Inventories	91	312	1,411	(7)	1,807
Prepaid expenses	9	11	61	(18)	63
Deferred income taxes	6	—	49	(15)	40
Other current assets	218	4	230	(218)	234

Total current assets	1,983	4,409	3,589	(5,668)	4,313
Property, plant and equipment, net	375	859	2,297	—	3,531
Investment in unconsolidated affiliates	5,875	1,670	134	(7,456)	223
Intangible assets, net	30	2	47	(4)	75
Goodwill	(16)	82	41	—	107
Deferred income taxes	66	—	189	(65)	190
Notes receivable from affiliates	20	928	2	(948)	2
Other noncurrent assets	84	133	267	—	484

Total assets	$8,417	$8,083	$6,566	$(14,141)	$8,925

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$55	$251	$711	$—	$1,017
Accounts payable to affiliates	2,955	1,119	1,386	(5,409)	51
Accrued liabilities	91	353	509	(235)	718
Deferred income taxes	—	39	7	(17)	29
Note payable to affiliate	100	—	—	—	100
Current portion of debt	24	—	106	—	130

Total current liabilities	3,225	1,762	2,719	(5,661)	2,045
Long-term debt	2,995	—	555	—	3,550
Notes payable to affiliates	607	—	952	(949)	610
Deferred income taxes	—	144	94	34	272
Other noncurrent liabilities	173	152	582	—	907

Total liabilities	7,000	2,058	4,902	(6,576)	7,384
Equity
Huntsman International LLC members' equity:
Members' equity	3,103	4,732	2,349	(7,081)	3,103
Accumulated deficit	(1,155)	(289)	(295)	584	(1,155)
Accumulated other comprehensive (loss) income	(531)	1,582	(471)	(1,111)	(531)

Total Huntsman International LLC members' equity	1,417	6,025	1,583	(7,608)	1,417
Noncontrolling interests in subsidiaries	—	—	81	43	124

Total equity	1,417	6,025	1,664	(7,565)	1,541

Total liabilities and equity	$8,417	$8,083	$6,566	$(14,141)	$8,925

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS (UNAUDITED)
AS OF DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$—	$227	$—	$231
Restricted cash	—	—	8	—	8
Accounts and notes receivable, net	13	151	1,365	—	1,529
Accounts receivable from affiliates	1,105	3,041	93	(4,091)	148
Inventories	105	271	1,167	(4)	1,539
Prepaid expenses	9	7	43	(13)	46
Deferred income taxes	6	—	49	(15)	40
Other current assets	90	9	222	(101)	220

Total current assets	1,332	3,479	3,174	(4,224)	3,761
Property, plant and equipment, net	393	868	2,247	2	3,510
Investment in unconsolidated affiliates	5,286	1,460	147	(6,691)	202
Intangible assets, net	42	2	52	(3)	93
Goodwill	(16)	82	48	—	114
Deferred income taxes	154	—	191	(182)	163
Notes receivable from affiliates	20	920	5	(940)	5
Other noncurrent assets	81	137	264	—	482

Total assets	$7,292	$6,948	$6,128	$(12,038)	$8,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$53	$205	$604	$—	$862
Accounts payable to affiliates	2,244	822	1,089	(4,091)	64
Accrued liabilities	117	204	487	(114)	694
Deferred income taxes	—	39	7	(17)	29
Note payable to affiliate	100	—	—	—	100
Current portion of debt	33	—	179	—	212

Total current liabilities	2,547	1,270	2,366	(4,222)	1,961
Long-term debt	3,128	—	602	—	3,730
Notes payable to affiliates	435	—	944	(940)	439
Deferred income taxes	9	79	98	(80)	106
Other noncurrent liabilities	196	163	644	—	1,003

Total liabilities	6,315	1,512	4,654	(5,242)	7,239
Equity
Huntsman International LLC members' equity:
Members' equity	3,081	4,754	2,343	(7,097)	3,081
Accumulated deficit	(1,493)	(820)	(396)	1,216	(1,493)
Accumulated other comprehensive (loss) income	(611)	1,502	(546)	(956)	(611)

Total Huntsman International LLC members' equity	977	5,436	1,401	(6,837)	977
Noncontrolling interests in subsidiaries	—	—	73	41	114

Total equity	977	5,436	1,474	(6,796)	1,091

Total liabilities and equity	$7,292	$6,948	$6,128	$(12,038)	$8,330

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$4	$—	$227	$—	$231
Restricted cash	—	—	8	—	8
Accounts and notes receivable, net	13	151	1,365	—	1,529
Accounts receivable from affiliates	1,105	3,041	93	(4,091)	148
Inventories	105	271	1,167	(4)	1,539
Prepaid expenses	9	7	43	(13)	46
Deferred income taxes	6	—	49	(15)	40
Other current assets	90	9	222	(101)	220

Total current assets	1,332	3,479	3,174	(4,224)	3,761
Property, plant and equipment, net	393	868	2,247	2	3,510
Investment in unconsolidated affiliates	5,286	1,460	147	(6,691)	202
Intangible assets, net	42	2	52	(3)	93
Goodwill	(16)	82	48	—	114
Deferred income taxes	154	—	191	(182)	163
Notes receivable from affiliates	20	920	5	(940)	5
Other noncurrent assets	81	137	264	—	482

Total assets	$7,292	$6,948	$6,128	$(12,038)	$8,330

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$53	$205	$604	$—	$862
Accounts payable to affiliates	2,244	822	1,089	(4,091)	64
Accrued liabilities	117	204	487	(114)	694
Deferred income taxes	—	39	7	(17)	29
Note payable to affiliate	100	—	—	—	100
Current portion of debt	33	—	179	—	212

Total current liabilities	2,547	1,270	2,366	(4,222)	1,961
Long-term debt	3,128	—	602	—	3,730
Notes payable to affiliates	435	—	944	(940)	439
Deferred income taxes	9	79	98	(80)	106
Other noncurrent liabilities	196	163	644	—	1,003

Total liabilities	6,315	1,512	4,654	(5,242)	7,239
Equity
Huntsman International LLC members'
equity:
Members' equity	3,081	4,754	2,343	(7,097)	3,081
Accumulated deficit	(1,493)	(820)	(396)	1,216	(1,493)
Accumulated other comprehensive (loss) income	(611)	1,502	(546)	(956)	(611)

Total Huntsman International LLC members' equity	977	5,436	1,401	(6,837)	977
Noncontrolling interests in subsidiaries	—	—	73	41	114

Total equity	977	5,436	1,474	(6,796)	1,091

Total liabilities and equity	$7,292	$6,948	$6,128	$(12,038)	$8,330

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
AS OF DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
ASSETS
Current assets:
Cash and cash equivalents	$220	$9	$332	$—	$561
Restricted cash	—	—	7	—	7
Accounts and notes receivable, net	17	112	1,284	—	1,413
Accounts receivable from affiliates	1,275	2,530	79	(3,784)	100
Inventories	78	240	1,089	(11)	1,396
Prepaid expenses	11	6	42	(14)	45
Deferred income taxes	5	—	44	(9)	40
Other current assets	—	3	160	(3)	160

Total current assets	1,606	2,900	3,037	(3,821)	3,722
Property, plant and equipment, net	417	881	2,169	2	3,469
Investment in unconsolidated affiliates	5,018	1,403	172	(6,359)	234
Intangible assets, net	62	3	42	—	107
Goodwill	(17)	84	27	—	94
Deferred income taxes	(9)	—	161	27	179
Notes receivable from affiliates	51	930	7	(981)	7
Other noncurrent assets	73	169	253	—	495

Total assets	$7,201	$6,370	$5,868	$(11,132)	$8,307

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$42	$212	$586	$—	$840
Accounts payable to affiliates	1,892	860	1,091	(3,784)	59
Accrued liabilities	102	77	464	(17)	626
Deferred income taxes	—	55	19	(11)	63
Note payable to affiliate	100	—	—	—	100
Current portion of debt	114	—	405	—	519

Total current liabilities	2,250	1,204	2,565	(3,812)	2,207
Long-term debt	3,320	—	307	—	3,627
Notes payable to affiliates	435	—	985	(981)	439
Deferred income taxes	8	(28)	86	28	94
Other noncurrent liabilities	160	138	555	(1)	852

Total liabilities	6,173	1,314	4,498	(4,766)	7,219
Equity Huntsman International LLC members' equity:
Members' equity	3,049	4,764	2,217	(6,981)	3,049
Subsidiary preferred stock	—	—	1	(1)	—
Accumulated deficit	(1,667)	(1,308)	(549)	1,857	(1,667)
Accumulated other comprehensive (loss) income	(354)	1,600	(318)	(1,282)	(354)

Total Huntsman International LLC members' equity	1,028	5,056	1,351	(6,407)	1,028
Noncontrolling interests in subsidiaries	—	—	19	41	60

Total equity	1,028	5,056	1,370	(6,366)	1,088

Total liabilities and equity	$7,201	$6,370	$5,868	$(11,132)	$8,307

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
THREE MONTHS ENDED SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$240	$838	$1,613	$—	$2,691
Related party sales	187	92	306	(535)	50

Total revenues	427	930	1,919	(535)	2,741
Cost of goods sold	362	689	1,706	(558)	2,199

Gross profit	65	241	213	23	542
Selling, general and administrative	43	25	152	—	220
Research and development	10	9	16	—	35
Other operating (income) expense	(1)	(5)	4	2	—
Restructuring, impairment and plant closing costs (credits)	1	(1)	47	—	47

Operating income (loss)	12	213	(6)	21	240
Interest (expense) income, net	(52)	10	(17)	—	(59)
Equity in income (loss) of investment in affiliates and subsidiaries	146	(20)	3	(127)	2
Loss on early extinguishment of debt	(1)	—	—	—	(1)
Other income	—	21	1	(21)	1

Income (loss) from continuing operations before income taxes	105	224	(19)	(127)	183
Income tax benefit (expense)	11	(80)	7	—	(62)

Income (loss) from continuing operations	116	144	(12)	(127)	121
Income (loss) from discontinued operations, net of tax	1	—	(2)	—	(1)

Income (loss) before extraordinary gain	117	144	(14)	(127)	120
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	1	—	1

Net income (loss)	117	144	(13)	(127)	121
Net loss (income) attributable to noncontrolling interests	—	1	(6)	1	(4)

Net income (loss) attributable to Huntsman International LLC	$117	$145	$(19)	$(126)	$117

Net income (loss)	$117	$144	$(13)	$(127)	$121
Other comprehensive income	107	61	87	(146)	109
Comprehensive income (loss) attributable to noncontrolling interests	—	1	(8)	1	(6)

Comprehensive income attributable to Huntsman International LLC	$224	$206	$66	$(272)	$224

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
THREE MONTHS ENDED SEPTEMBER 30, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$247	$870	$1,803	$3	$2,923
Related party sales	161	117	299	(524)	53

Total revenues	408	987	2,102	(521)	2,976
Cost of goods sold	360	821	1,827	(527)	2,481

Gross profit	48	166	275	6	495
Selling, general and administrative	35	20	161	—	216
Research and development	13	9	20	—	42
Other operating (income) expense	(2)	15	(14)	—	(1)
Restructuring, impairment and plant closing costs	—	—	155	—	155

Operating income (loss)	2	122	(47)	6	83
Interest (expense) income, net	(54)	11	(23)	—	(66)
Equity in income (loss) of investment in affiliates and subsidiaries	19	(73)	2	54	2
Loss on early extinguishment of debt	(2)	—	—	—	(2)
Other expense	—	—	—	(1)	(1)

(Loss) income from continuing operations before income taxes	(35)	60	(68)	59	16
Income tax benefit (expense)	11	(46)	(20)	—	(55)

(Loss) income from continuing operations	(24)	14	(88)	59	(39)
(Loss) income from discontinued operations, net of tax	(7)	(1)	18	—	10

Net (loss) income	(31)	13	(70)	59	(29)
Net income attributable to noncontrolling interests	—	(1)	(1)	—	(2)

Net (loss) income attributable to Huntsman International LLC	$(31)	$12	$(71)	$59	$(31)

Net (loss) income	$(31)	$13	$(70)	$59	$(29)
Other comprehensive loss	(194)	(167)	(184)	351	(194)
Comprehensive income attributable to noncontrolling interests	—	—	(2)	—	(2)

Comprehensive loss attributable to Huntsman International LLC	$(225)	$(154)	$(256)	$410	$(225)

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$718	$2,654	$5,034	$—	$8,406
Related party sales	536	346	884	(1,604)	162

Total revenues	1,254	3,000	5,918	(1,604)	8,568
Cost of goods sold	1,071	2,300	5,170	(1,601)	6,940

Gross profit	183	700	748	(3)	1,628
Selling, general and administrative	142	76	451	—	669
Research and development	32	27	53	—	112
Other operating (income) expense	(4)	2	7	2	7
Restructuring, impairment and plant closing costs	2	—	50	—	52

Operating income	11	595	187	(5)	788
Interest (expense) income, net	(155)	31	(57)	—	(181)
Equity in income of investment in affiliates and subsidiaries	531	102	6	(634)	5
Loss on early extinguishment of debt	(2)	—	—	—	(2)
Other (expense) income	(22)	21	2	1	2

Income from continuing operations before income taxes	363	749	138	(638)	612
Income tax benefit (expense)	44	(214)	(18)	—	(188)

Income from continuing operations	407	535	120	(638)	424
Income (loss) from discontinued operations, net of tax	3	—	(10)	—	(7)

Income before extraordinary gain	410	535	110	(638)	417
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	1	—	1

Net income	410	535	111	(638)	418
Net income attributable to noncontrolling interests	—	—	(11)	3	(8)

Net income attributable to Huntsman International LLC	$410	$535	$100	$(635)	$410

Net income	$410	$535	$111	$(638)	$418
Other comprehensive income	80	80	72	(150)	82
Comprehensive income attributable to noncontrolling interests	—	—	(10)	—	(10)

Comprehensive income attributable to Huntsman International LLC	$490	$615	$173	$(788)	$490

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$682	$2,534	$5,229	$—	$8,445
Related party sales	353	400	868	(1,477)	144

Total revenues	1,035	2,934	6,097	(1,477)	8,589
Cost of goods sold	901	2,403	5,283	(1,463)	7,124

Gross profit	134	531	814	(14)	1,465
Selling, general and administrative	119	77	492	—	688
Research and development	37	25	61	—	123
Other operating expense (income)	31	(23)	(1)	—	7
Restructuring, impairment and plant closing costs	—	—	171	—	171

Operating (loss) income	(53)	452	91	(14)	476
Interest (expense) income, net	(164)	32	(65)	—	(197)
Equity in income (loss) of investment in affiliates and subsidiaries	300	(12)	7	(289)	6
Loss on early extinguishment of debt	(5)	—	—	—	(5)
Other expense	(16)	—	—	16	—

Income from continuing operations before income taxes	62	472	33	(287)	280
Income tax benefit (expense)	87	(166)	(32)	—	(111)

Income from continuing operations	149	306	1	(287)	169
Loss from discontinued operations, net of tax	—	(1)	(4)	—	(5)

Income (loss) before extraordinary gain	149	305	(3)	(287)	164
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	2	—	2

Net income (loss)	149	305	(1)	(287)	166
Net income attributable to noncontrolling interests	—	(2)	(9)	(6)	(17)

Net income (loss) attributable to Huntsman International LLC	$149	$303	$(10)	$(293)	$149

Net income (loss)	$149	$305	$(1)	$(287)	$166
Other comprehensive (loss) income	(36)	141	(77)	(63)	(35)
Comprehensive income attributable to noncontrolling interests	—	(1)	(11)	(6)	(18)

Comprehensive income (loss) attributable to Huntsman International LLC	$113	$445	$(89)	$(356)	$113

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$885	$3,349	$6,807	$—	$11,041
Related party sales	453	493	1,098	(1,864)	180

Total revenues	1,338	3,842	7,905	(1,864)	11,221
Cost of goods sold	1,178	3,160	6,855	(1,830)	9,363

Gross profit	160	682	1,050	(34)	1,858
Selling, general and administrative	182	97	637	—	916
Research and development	50	34	82	—	166
Other operating expense (income)	35	(18)	(37)	—	(20)
Restructuring, impairment and plant closing costs	1	—	166	—	167

Operating (loss) income	(108)	569	202	(34)	629
Interest (expense) income, net	(216)	43	(89)	—	(262)
Equity in income of investment in affiliates and subsidiaries	381	77	9	(459)	8
Loss on early extinguishment of debt	(7)	—	—	—	(7)
Other (expense) income	(35)	—	1	36	2

Income from continuing operations before income taxes	15	689	123	(457)	370
Income tax benefit (expense)	232	(210)	(35)	(100)	(113)

Income from continuing operations	247	479	88	(557)	257
Income (loss) from discontinued operations, net of tax	6	(1)	(6)	—	(1)

Income before extraordinary gain	253	478	82	(557)	256
Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	4	—	4

Net income	253	478	86	(557)	260
Net income attributable to noncontrolling interests	—	(2)	(6)	1	(7)

Net income attributable to Huntsman International LLC	$253	$476	$80	$(556)	$253

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees, net	$790	$2,514	$5,745	$—	$9,049
Related party sales	262	513	958	(1,532)	201

Total revenues	1,052	3,027	6,703	(1,532)	9,250
Cost of goods sold	869	2,594	5,815	(1,506)	7,772

Gross profit	183	433	888	(26)	1,478
Operating expenses:
Selling, general and administrative	185	88	582	—	855
Research and development	52	30	69	—	151
Other operating (income) expense	(34)	11	23	—	—
Restructuring, impairment and plant closing costs	1	3	25	—	29

Operating income	(21)	301	189	(26)	443
Interest (expense) income, net	(215)	38	(71)	—	(248)
Equity in (loss) income of investment in affiliates and subsidiaries	(1,199)	91	24	1,108	24
Loss on early extinguishment of debt	(37)	—	—	—	(37)
Dividends income	1,569	—	—	(1,569)	—
Other (expense) income	(25)	—	2	25	2

Income from continuing operations before income taxes	72	430	144	(462)	184
Income tax benefit (expense)	101	(127)	(14)	—	(40)

Income from continuing operations	173	303	130	(462)	144
Income (loss) from discontinued operations, net of tax	7	68	(33)	—	42

Income before extraordinary loss	180	371	97	(462)	186
Extraordinary loss on the acquisition of a business, net of tax of nil	—	—	(1)	—	(1)

Net income	180	371	96	(462)	185
Net income attributable to noncontrolling interests	—	(2)	(4)	1	(5)

Net income attributable to Huntsman International LLC	$180	$369	$92	$(461)	$180

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Revenues:
Trade sales, services and fees	$654	$2,106	$4,809	$—	$7,569
Related party sales	178	373	644	(1,099)	96

Total revenues	832	2,479	5,453	(1,099)	7,665
Cost of goods sold	676	1,983	4,977	(1,066)	6,570

Gross profit	156	496	476	(33)	1,095
Operating expenses:
Selling, general and administrative	154	123	562	—	839
Research and development	51	30	64	—	145
Other operating (income) expense	(24)	(31)	37	—	(18)
Restructuring, impairment and plant closing costs	9	2	77	—	88

Operating (loss) income	(34)	372	(264)	(33)	41
Interest (expense) income, net	(214)	40	(66)	—	(240)
Loss on accounts receivable securitization program	(15)	(2)	(6)	—	(23)
Equity in (loss) income of investment in affiliates and subsidiaries	(317)	(514)	6	828	3
Loss on early extinguishment of debt	(21)	—	—	—	(21)
Other expense	(33)	—	—	33	—

Loss from continuing operations before income taxes	(634)	(104)	(330)	828	(240)
Income tax benefit (expense)	224	(148)	(179)	(56)	(159)

Loss from continuing operations	(410)	(252)	(509)	772	(399)
Loss from discontinued operations, net of tax	—	(11)	(8)	—	(19)
Loss before extraordinary gain	(410)	(263)	(517)	772	(418)

Extraordinary gain on the acquisition of a business, net of tax of nil	—	—	6	—	6

Net loss	(410)	(263)	(511)	772	(412)
Net loss attributable to noncontrolling interests	—	1	2	(1)	2

Net loss attributable to Huntsman International LLC	$(410)	$(262)	$(509)	$771	$(410)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2012
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$161	124	$349	$(1)	$633

Investing activities:
Capital expenditures	(14)	(55)	(179)	—	(248)
Cash paid for acquisition of a business	—	—	(17)	(1)	(18)
Increase in receivable from affiliate	(97)	—	—	—	(97)
Investment in affiliate	23	(11)	—	(12)	—
Investment in unconsolidated affiliate	(3)	(81)	—	—	(84)
Cash received from unconsolidated affiliates	—	51	—	—	51
Increase in restricted cash	—	—	(2)	—	(2)
Other, net	—	—	2	—	2

Net cash used in investing activities	(91)	(96)	(196)	(13)	(396)

Financing activities:
Net repayments under revolving loan facilities	—	—	(16)	—	(16)
Net borrowings on overdraft facilities	—	—	2	—	2
Repayments of short-term debt	—	—	(40)	—	(40)
Repayments of long-term debt	(175)	—	(67)	—	(242)
Proceeds from issuance of long-term debt	—	—	3	—	3
Proceeds from notes payable to affiliate	172	—	—	—	172
Repayments of notes payable	(24)	—	(9)	—	(33)
Borrowings on notes payable	33	—	1	—	34
Debt issuance costs paid	(4)	—	—	—	(4)
Call premiums related to early extinguishment of debt	(2)	—	—	—	(2)
Contribution from parent	—	11	11	(22)	—
Distribution to parent	—	(35)	—	35	—
Dividends paid to parent	(72)	(1)	(1)	2	(72)
Excess tax benefit related to stock-based compensation	4	—	—	—	4
Other, net	(2)	—	(2)	(1)	(5)

Net cash used in financing activities	(70)	(25)	(118)	14	(199)
Effect of exchange rate changes on cash	—	—	2	—	2

Increase in cash and cash equivalents	—	3	37	—	40
Cash and cash equivalents at beginning of period	4	—	227	—	231

Cash and cash equivalents at end of period	$4	3	$264	$—	$271

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (UNAUDITED)
NINE MONTHS ENDED SEPTEMBER 30, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by (used in) operating activities	$128	$69	$(125)	$(4)	$68

Investing activities:
Capital expenditures	(15)	(41)	(161)	—	(217)
Proceeds from settlements treated as reimbursement of capital expenditures	—	—	3	—	3
Cash assumed in connection with the initial consolidation of a variable interest entity	—	—	28	—	28
Cash paid for acquisition of a business	—	—	(23)	—	(23)
Proceeds from sale of business/assets	—	—	7	—	7
Increase in receivable from affiliate	(35)	—	—	—	(35)
Investment in affiliate	(138)	(4)	—	142	—
Investment in unconsolidated affiliate	—	(17)	—	—	(17)
Cash received from unconsolidated affiliates	—	19	—	—	19
Other, net	1	—	(4)	3	—

Net cash used in investing activities	(187)	(43)	(150)	145	(235)
Financing activities:
Net borrowings on overdraft facilities	—	—	10	—	10
Repayments of short-term debt	—	—	(151)	—	(151)
Borrowings on short-term debt	—	—	126	—	126
Repayments of long-term debt	(212)	—	(75)	—	(287)
Proceeds from issuance of long-term debt	—	—	89	—	89
Proceeds from notes payable to affiliate	105	—	—	—	105
Repayments of notes payable	(23)	—	(1)	—	(24)
Borrowings on notes payable	33	—	2	—	35
Debt issuance costs paid	(7)	—	—	—	(7)
Call premiums related to early extinguishment of debt	(5)	—	—	—	(5)
Contribution from parent	—	(32)	174	(142)	—
Dividends paid to noncontrolling interest	—	—	(5)	—	(5)
Dividends paid to parent	(56)	(1)	—	1	(56)
Excess tax benefit related to stock-based compensation	10	—	—	—	10
Other, net	—	—	3	—	3

Net cash (used in) provided by financing activities	(155)	(33)	172	(141)	(157)
Effect of exchange rate changes on cash	—	—	(3)	—	(3)

Decrease in cash and cash equivalents	(214)	(7)	(106)	—	(327)
Cash and cash equivalents at beginning of period	220	9	332	—	561

Cash and cash equivalents at end of period	$6	$2	$226	$—	$234

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$304	$99	$34	$(5)	$432

Investing activities:
Capital expenditures	(21)	(70)	(239)	—	(330)
Proceeds from settlements treated as reimbursement of capital expenditures	—	—	3	—	3
Acquisition of businesses, net of cash acquired and post-closing adjustments	—	—	(34)	—	(34)
Cash assumed in connection with the initial consolidation of a variable interest entity	—	—	28	—	28
Proceeds from sale of businesses/assets	—	8	40	—	48
Increase in receivable from affiliate	(57)	—	—	—	(57)
Investment in affiliate	(56)	(16)	—	72	—
Investment in unconsolidated affiliate	—	(26)	—	—	(26)
Cash received from unconsolidated affiliates	—	30	2	—	32
Other, net	—	—	(4)	3	(1)

Net cash used in investing activities	(134)	(74)	(204)	75	(337)

Financing activities:
Net repayments under revolving loan facilities	—	—	(2)	—	(2)
Net borrowings on overdraft facilities	—	—	9	—	9
Repayments of short-term debt	—	—	(187)	—	(187)
Borrowings on short-term debt	—	—	162	—	162
Repayments of long-term debt	(305)	—	(103)	—	(408)
Proceeds from issuance of long-term debt	—	—	98	—	98
Repayments of notes payable to affiliate	(105)	—	—	—	(105)
Proceeds from notes payable to affiliate	105	—	—	—	105
Repayments of notes payable	(32)	—	(2)	—	(34)
Borrowings on notes payable	33	—	2	—	35
Debt issuance costs paid	(7)	—	—	—	(7)
Call premiums related to early extinguishment of debt	(6)	—	—	—	(6)
Contribution from parent	—	(32)	104	(72)	—
Dividends paid to parent	(79)	(2)	—	2	(79)
Dividends paid to noncontrolling interests	—	—	(9)	—	(9)
Excess tax benefit related to stock-based compensation	10	—	—	—	10
Other, net	—	—	—	—	—

Net cash (used in) provided by financing activities	(386)	(34)	72	(70)	(418)

Effect of exchange rate changes on cash	—	—	(7)	—	(7)

Decrease in cash and cash equivalents	(216)	(9)	(105)	—	(330)
Cash and cash equivalents at beginning of period	220	9	332	—	561

Cash and cash equivalents at end of period	$4	$—	$227	$—	$231

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash (used in) provided by operating activities	$(241)	$15	$182	$(2)	$(46)

Investing activities:
Capital expenditures	(26)	(51)	(159)	—	(236)
Proceeds from settlements treated as reimbursement of capital expenditures	—	34	—	—	34
Cash assumed in connection with the initial consolidation of a variable interest entity	—	—	14	—	14
Proceeds from sale of businesses/assets	—	—	2	—	2
Increase in receivable from affiliate	(57)	—	—	—	(57)
Investment in affiliate	(65)	(13)	—	78	—
Investment in unconsolidated affiliates	—	(24)	(3)	—	(27)
Cash received from unconsolidated affiliates	—	26	5	—	31
Other, net	—	—	1	—	1

Net cash used in investing activities	(148)	(28)	(140)	78	(238)

Financing activities:
Net repayments under revolving loan facilities	—	—	(6)	—	(6)
Revolving loan facility from A/R Programs	254	—	—	—	254
Net borrowings on overdraft facilities	—	—	(2)	—	(2)
Repayments of short-term debt	—	—	(175)	—	(175)
Borrowings on short-term debt	—	—	212	—	212
Repayments of long-term debt	(1,154)	—	(53)	—	(1,207)
Proceeds from issuance of long-term debt	894	—	29	—	923
Repayments of note payable to affiliate	(125)	—	—	—	(125)
Proceeds from notes payable to affiliate	110	—	—	—	110
Intercompany repayments	—	—	(5)	5	—
Repayments of notes payable	(38)	—	(15)	—	(53)
Borrowings on notes payable	33	—	13	—	46
Debt issuance costs paid	(29)	—	—	—	(29)
Call premiums paid related to early extinguishment of debt	(28)	—	—	—	(28)
Contribution from parent	—	—	83	(83)	—
Dividends paid to parent	—	(2)	—	2	—
Excess tax benefit related to stock-based compensation	4	—	—	—	4
Other, net	—	—	(2)	—	(2)

Net cash (used in) provided by financing activities	(79)	(2)	79	(76)	(78)

Effect of exchange rate changes on cash	—	—	4	—	4

(Decrease) increase in cash and cash equivalents	(468)	(15)	125	—	(358)
Cash and cash equivalents at beginning of period	688	24	207	—	919

Cash and cash equivalents at end of period	$220	$9	$332	$—	$561

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2009
(Dollars in Millions)

	Parent Company	Guarantors	Nonguarantors	Eliminations	Consolidated Huntsman International LLC
Net cash provided by operating activities	$288	$48	$84	$—	$420

Investing activities:
Capital expenditures	(7)	(70)	(112)	—	(189)
Acquisition of business, net of cash acquired and post-closing adjustments	—	—	(31)	—	(31)
Proceeds from sale of business/assets	—	2	3	—	5
Increase in receivable from affiliate	(7)	—	—	—	(7)
Investment in affiliate	(258)	(69)	18	309	—
Investment in unconsolidated affiliate		(15)	—	—	(15)
Cash received from unconsolidated affiliate	—	22	—	—	22
Other, net	—	—	3	—	3

Net cash used in investing activities	(272)	(130)	(119)	309	(212)

Financing activities:
Net repayments under revolving loan facilities	—	—	(14)	—	(14)
Net repayments of overdraft facilities	—	—	(12)	—	(12)
Net repayments of short-term debt	—	—	(13)	—	(13)
Repayments of long-term debt	(510)	—	(32)	—	(542)
Proceeds from long-term debt	864	—	16	—	880
Repayments of notes payable to affiliate	(403)	—	—	—	(403)
Proceeds from notes payable to affiliate	529	—	—	—	529
Intercompany repayments	—	—	(50)	50	—
Repayments of notes payable	(43)	—	(20)	—	(63)
Borrowings on notes payable	42	—	22	—	64
Debt issuance costs paid	(5)	—	—	—	(5)
Call premiums related to early extinguishment of debt	(14)	—	—	—	(14)
Contribution from parent	236	103	256	(359)	236
Dividends paid to parent	(23)	—	—	—	(23)
Other, net	(1)	—	—	—	(1)

Net cash provided by financing activities	672	103	153	(309)	619

Effect of exchange rate changes on cash	—	—	5	—	5

Increase in cash and cash equivalents	688	21	123	—	832
Cash and cash equivalents at beginning of period	—	3	84	—	87

Cash and cash equivalents at end of period	$688	$24	$207	$—	$919

SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2011
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
Summary of selected unaudited quarterly financial data

	Three months ended
	March 31, 2011	June 30, 2011	September 30, 2011(1)	December 31, 2011(2)
Revenues	$2,679	$2,934	$2,976	$2,632
Gross profit	465	505	495	393
Restructuring, impairment and plant closing costs	7	9	155	(4)
Income (loss) from continuing operations	81	127	(39)	88
Income (loss) before extraordinary gain	67	126	(29)	92
Net income (loss)	68	127	(29)	94
Net income (loss) attributable to Huntsman International LLC	$63	$117	$(31)	$104

	Three months ended
	March 31, 2010	June 30, 2010(3)	September 30, 2010	December 31, 2010
Revenues	$2,094	$2,343	$2,401	$2,412
Gross profit	286	388	420	384
Restructuring, impairment and plant closing costs	3	17	4	5
(Loss) income from continuing operations	(13)	57	60	40
(Loss) income before extraordinary gain	(26)	119	59	34
Net (loss) income	(26)	119	59	33
Net (loss) income attributable to Huntsman International LLC	(26)	117	58	31
(1)
During the quarter ended September 30, 2011, we announced plans to implement a significant restructuring of our Textile Effects business, including the closure of our production facilities and business support offices in Basel, Switzerland. In connection with this plan during 2011, we recorded a charge of $62 million for workforce reduction and a noncash $53 million charge for the impairment of long-lived assets at our Basel, Switzerland manufacturing facility.

(2)
During the quarter ended December 31, 2011, our Advanced Materials division completed the sale of its stereolithography resin and Digitalis® machine manufacturing businesses to 3D Systems Corporation and recognized a pre-tax gain of $34 million.

(3)
During the quarter ended June 30, 2010, we recorded a non-recurring $15 million credit to equity income of investment in unconsolidated affiliates to appropriately reflect our investment in the Sasol- Huntsman joint venture. Additionally, during the quarter ended June 30, 2010, we recorded a reduction to interest expense of $15 million relating to the ineffective portion of our cross-currency interest rate contracts.

GENERAL (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 segment	Dec. 31, 2011 entity segment
GENERAL
Number of Chinese chemical companies		3
Number of business segments	5	5

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents
Investments classified as cash and cash equivalents, maximum maturity period	3 months
Foreign Currency Translation
Cumulative inflation rate used to determine if economic environment is highly inflationary (as a percent)	100.00%
Period used to determine if economic environment is highly inflationary	3 years
Foreign currency transaction net gains(losses)	$ (3)	$ (2)	$ 13
Minimum
DERIVATIVES AND HEDGING ACTIVITIES
Minimum interval period of effectiveness assessments	3 months
Derivative designated as a cash flow hedge, effectiveness percentage (as a percent)	80.00%
Maximum
DERIVATIVES AND HEDGING ACTIVITIES
Derivative designated as a cash flow hedge, effectiveness percentage (as a percent)	125.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2011
Patents and technology | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	5 years
Patents and technology | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	30 years
Trademarks | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	15 years
Trademarks | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	30 years
Licenses and other agreements | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	5 years
Licenses and other agreements | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	15 years
Other intangibles | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	5 years
Other intangibles | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	15 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reclassifications
Minimum period of receivable to classify as current assets	90 days
Bank accepted drafts reclassified from accounts receivable to other current assets		$ 51
Buildings and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	10 years
Buildings and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	33 years
Plant and equipment
Property, Plant and Equipment
Interest expense capitalized as part of plant and equipment	$ 2	$ 1	$ 3
Plant and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Plant and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	25 years
Furniture, fixtures and leasehold improvements | Minimum
Property, Plant and Equipment
Estimated useful lives	5 years
Furniture, fixtures and leasehold improvements | Maximum
Property, Plant and Equipment
Estimated useful lives	20 years

BUSINESS COMBINATIONS AND DISPOSITIONS (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 EMA Acquisition	Sep. 30, 2011 EMA Acquisition	Sep. 30, 2011 EMA Acquisition	Dec. 31, 2011 EMA Acquisition	Dec. 31, 2010 EMA Acquisition	Dec. 30, 2011 EMA Acquisition	Nov. 30, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2010 Stereolithography resin and Digitalis machine manufacturing businesses
BUSINESS COMBINATIONS AND DISPOSITIONS
Cash paid for business acquisition, net of cash acquired	$ 18	$ 23				$ 11
Excess of acquisition cost over historical carrying values											7
Net sales related to the business acquired							7	19	23	17
Net loss associated with the business acquired						3			3
Cash received from 3D Systems Corporation												41
Revenues														7
Gain on sale included in other income	(2)	5	38	(8)	2								34
Goodwill derecognized due to sale of business												$ 2

BUSINESS COMBINATIONS AND DISPOSITIONS (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2011 Laffans Petrochemicals Limited	Dec. 31, 2011 Laffans Petrochemicals Limited	Dec. 31, 2010 Laffans Petrochemicals Limited	Apr. 02, 2011 Laffans Petrochemicals Limited	Dec. 31, 2011 Ciba's textile effects business	Dec. 31, 2010 Ciba's textile effects business	Dec. 31, 2009 Ciba's textile effects business
Acquisition cost
Cash payments made				$ 23
Fair value of assets acquired and liabilities assumed:
Accounts receivable				9
Inventories				2
Other current assets				2
Property, plant and equipment				12
Accounts payable				(3)
Accrued liabilities				(1)
Other noncurrent liabilities				(1)
Total fair value of net assets acquired				23
Estimated pro forma revenues and net income (loss) attributable to business acquisition
Revenues	8,603	11,235	9,301
Net income attributable to Huntsman International	150	254	181
Additional extraordinary gain(loss) on the acquisition					$ 4	$ (1)	$ 6

INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Inventories
Raw materials and supplies	$ 471		$ 374		$ 321
Work in progress	96		92		99
Finished goods	1,314		1,162		1,043
Total	1,881		1,628		1,463
LIFO reserves	(74)		(89)		(67)
Net	1,807	[1]	1,539	[1]	1,396	[2]
Percentage of inventories recorded using the LIFO cost method	10.00%		12.00%		12.00%
Inventory - non-monetary open exchange
Inventories
Total	$ 12		$ 3		$ 3

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Sep. 30, 2012
Property, Plant and Equipment
Total	$ 7,165		$ 6,808
Less accumulated depreciation	(3,655)		(3,339)
Net	3,510	[1]	3,469	[2]		3,531	[1]
Depreciation expense	374		340		371
Depreciation expense related to discontinued operations			1		2
Land
Property, Plant and Equipment
Total	148		148
Buildings
Property, Plant and Equipment
Total	629		624
Plant and equipment
Property, Plant and Equipment
Total	6,058		5,781
Construction in progress
Property, Plant and Equipment
Total	330		255
Assets under capital lease
Property, Plant and Equipment
Total	2		15
Less accumulated depreciation	$ (1)		$ (15)

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

INVESTMENT IN UNCONSOLIDATED AFFILIATES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended								12 Months Ended					12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008 Zamil Group	Dec. 31, 2011 International Diol Company	Dec. 31, 2010 International Diol Company	Jun. 30, 2010 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2010 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2009 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Arabian Amines Company pound	Dec. 31, 2011 Louisiana Pigment Company, L.P.	Dec. 31, 2010 Louisiana Pigment Company, L.P.	Dec. 31, 2011 BASF Huntsman Shanghai Isocyanate Investment BV	Dec. 31, 2010 BASF Huntsman Shanghai Isocyanate Investment BV	Dec. 31, 2011 BASF Huntsman Shanghai Isocyanate Investment BV SLIC	Dec. 31, 2011 International Polyurethanes Investments B.V.	Dec. 31, 2010 International Polyurethanes Investments B.V.	Dec. 31, 2011 Jurong Ningwu New Materials Development Co Ltd	Dec. 31, 2010 Jurong Ningwu New Materials Development Co Ltd	Dec. 31, 2011 Others	Dec. 31, 2010 Others	Dec. 31, 2009 Others
Investment in unconsolidated affiliates
Total equity method investments					$ 197	$ 229							$ 44			$ 90	$ 98	$ 79	$ 65		$ 17	$ 16	$ 10	$ 5	$ 1	$ 1
Ownership interest (as a percent)												50.00%				50.00%		50.00%			45.00%		30.00%
Investment in cost method unconsolidated affiliates									5	5
Ownership percentage in cost method unconsolidated affiliates									4.35%
Total investments	223		223		202	234
Ownership interest held by equity method investee that creates an indirect ownership interest by the reporting entity (as a percent)																				70.00%
Indirect ownership interest in an unaffiliated entity (as a percent)																				35.00%
Equity in income of investment in unconsolidated affiliates	2	2	5	6	8	24	3				15		18
Financial information of the entity's other unconsolidated affiliates
Current assets													55
Noncurrent assets													123
Assets																									621	722
Current liabilities													22
Noncurrent liabilities													83
Liabilities																									285	306
Revenues												40	108	68											954	936	593
Gross profit												7	14	9
Net Income												$ (2)	$ 10	$ 3											$ 22	$ 10	$ 3
Other information
Huntsman share of joint venture (as a percent)								50.00%
Joint venture partner share of joint venture (as a percent)								50.00%
Approximate annual capacity of plant (in pounds)															60,000,000

VARIABLE INTEREST ENTITIES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended						9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended				1 Months Ended
	Sep. 30, 2012 item		Sep. 30, 2011	Sep. 30, 2012 item parent		Sep. 30, 2011	Dec. 31, 2011 parent		Dec. 31, 2010		Dec. 31, 2009	Mar. 31, 2011	Sep. 30, 2012 Consolidated VIE's item	Dec. 31, 2011 Consolidated VIE's ventures	Dec. 31, 2010 Consolidated VIE's	Mar. 31, 2011 Sasol Huntsman GmbH and Co. KG	Sep. 30, 2012 Sasol Huntsman GmbH and Co. KG	Sep. 30, 2011 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2010 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Rubicon LLC, Pacific Iron Products and Arabian Amines	Dec. 31, 2010 Rubicon LLC, Pacific Iron Products and Arabian Amines	Apr. 30, 2011 Arabian Amines Company
Identification of variable interest entities through investments and transactions
Number of joint ventures													4	4
Huntsman share of joint venture (as a percent)																			50.00%
Joint venture partner share of joint venture (as a percent)																			50.00%
Equity in income of investment in unconsolidated affiliates	$ 2		$ 2	$ 5		$ 6	$ 8		$ 24		$ 3									$ 18
Assets and liabilities of VIE
Current assets	4,313			4,313			3,761		3,722							61			54		86	90
Property, plant and equipment, net	3,531	[1]		3,531	[1]		3,510	[1]	3,469	[2]			382	403	275	155			141		262	275
Other noncurrent assets	484	[1]		484	[1]		482	[1]	495	[2]			27	21	18						61	56
Deferred income taxes	190			190			163		179												45	40
Intangible assets	75	[1]		75	[1]		93	[1]	107	[2]			20	23	7	16			17		6	7
Goodwill	107			107			114		94							17			15
Total assets	8,925			8,925			8,330		8,307							249			227		460	468
Current liabilities	2,045			2,045			1,961		2,207							23			30		115	111
Long-term debt	3,550	[1]		3,550	[1]		3,730	[1]	3,627	[2]			241	264	185	93			87		182	188
Deferred income taxes	272			272			106		94							8			8		1
Other noncurrent liabilities	907	[1]		907	[1]		1,003	[1]	852	[2]			72	111	109	7			2		108	109
Total liabilities	7,384			7,384			7,239		7,219							131			127		406	408
Amount receivable after settlement of a dispute																							11
Damages incurred due to the delayed initial acceptance of the plant																							8
Reimbursement of capital expenditures for work left unfinished by the third party contractors																							3
Total goodwill amount deductible for the tax purposes																	12		12
Average useful life of all other intangible assets																	18 years		18 years
Revenues																			116
Earnings																			7
Pro forma revenues																		8,618	11,259	9,337
One time non cash gain																		12	12
One-time noncash income tax expense recognized																2			2
Fair value of the noncontrolling interest												61
Noncontrolling interest (as a percent)	100.00%			100.00%			100.00%									50.00%
Number of parents for which tax consequence adjustment is applicable	1			1			1
Decrease in amount of goodwill due to a change in foreign currency exchange rate																			$ 2

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets
Carrying Amount	$ 452	$ 467
Accumulated Amortization	359	360
Net	93	107
Amortization expense	30	30	35
Estimated future amortization expense
2012	24
2013	20
2014	13
2015	5
2016	4
Patents, trademarks and technology
Intangible Assets
Carrying Amount	363	363
Accumulated Amortization	307	286
Net	56	77
Licenses and other agreements
Intangible Assets
Carrying Amount	39	25
Accumulated Amortization	14	12
Net	25	13
Non-compete agreements
Intangible Assets
Carrying Amount	2	2
Accumulated Amortization	2	2
Other intangibles
Intangible Assets
Carrying Amount	48	77
Accumulated Amortization	36	60
Net	$ 12	$ 17

OTHER NONCURRENT ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Sep. 30, 2012
OTHER NONCURRENT ASSETS
Pension assets	$ 100		$ 75
Debt issuance costs	31		33
Capitalized turnaround costs	141		164
Spare parts inventory	89		81
Catalyst assets	23		21
Deposits	31		55
Other	67		66
Total	482	[1]	495	[2]		484	[1]
Amortization expense of catalyst assets	$ 12		$ 12		$ 14

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

ACCRUED LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
ACCRUED LIABILITIES
Payroll and related costs			$ 158		$ 166
Interest			49		40
Volume and rebate accruals			91		86
Income taxes			46		33
Taxes other than income taxes			61		77
Restructuring and plant closing costs	56		91		47
Environmental accruals	10		7		13
Pension liabilities			12		11
Other postretirement benefits			12		12
Self-insured casualty loss reserves			13		17
Deferred Revenue			28		5
Legal reserve			15
Other miscellaneous accruals			111		119
Total	$ 718	[1]	$ 694	[1]	$ 626	[2]

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended													9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended												9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended					12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Discontinued operations	Dec. 31, 2010 Discontinued operations	Dec. 31, 2009 Discontinued operations	Dec. 31, 2010 2005 initiatives and prior	Dec. 31, 2009 2005 initiatives and prior	Dec. 31, 2010 2006 initiatives	Dec. 31, 2009 2006 initiatives	Dec. 31, 2011 2008 initiatives	Dec. 31, 2010 2008 initiatives	Dec. 31, 2009 2008 initiatives	Sep. 30, 2012 2009 initiatives	Dec. 31, 2011 2009 initiatives	Dec. 31, 2010 2009 initiatives	Dec. 31, 2009 2009 initiatives	Sep. 30, 2012 2010 initiatives	Dec. 31, 2011 2010 initiatives	Dec. 31, 2010 2010 initiatives	Sep. 30, 2012 2011 initiatives	Dec. 31, 2011 2011 initiatives	Dec. 31, 2011 2006 initiatives and prior	Sep. 30, 2012 Workforce reductions item position	Dec. 31, 2011 Workforce reductions position	Dec. 31, 2010 Workforce reductions	Dec. 31, 2009 Workforce reductions	Dec. 31, 2010 Workforce reductions Discontinued operations	Dec. 31, 2009 Workforce reductions Discontinued operations	Dec. 31, 2010 Workforce reductions 2005 initiatives and prior	Dec. 31, 2009 Workforce reductions 2005 initiatives and prior	Dec. 31, 2010 Workforce reductions 2006 initiatives	Dec. 31, 2009 Workforce reductions 2006 initiatives	Dec. 31, 2011 Workforce reductions 2008 initiatives	Dec. 31, 2010 Workforce reductions 2008 initiatives	Dec. 31, 2009 Workforce reductions 2008 initiatives	Sep. 30, 2012 Workforce reductions 2009 initiatives	Dec. 31, 2011 Workforce reductions 2009 initiatives	Dec. 31, 2010 Workforce reductions 2009 initiatives	Dec. 31, 2009 Workforce reductions 2009 initiatives	Sep. 30, 2012 Workforce reductions 2010 initiatives	Dec. 31, 2011 Workforce reductions 2010 initiatives	Dec. 31, 2010 Workforce reductions 2010 initiatives	Sep. 30, 2012 Workforce reductions 2011 initiatives	Dec. 31, 2011 Workforce reductions 2011 initiatives	Dec. 31, 2011 Workforce reductions 2006 initiatives and prior	Dec. 31, 2010 Demolition and decommissioning	Dec. 31, 2009 Demolition and decommissioning	Dec. 31, 2008 Demolition and decommissioning	Dec. 31, 2010 Demolition and decommissioning 2005 initiatives and prior	Dec. 31, 2009 Demolition and decommissioning 2006 initiatives	Dec. 31, 2009 Demolition and decommissioning 2009 initiatives	Dec. 31, 2011 Demolition and decommissioning 2010 initiatives	Sep. 30, 2012 Demolition and decommissioning 2011 initiatives	Dec. 31, 2010 Non-cancelable lease costs	Sep. 30, 2012 Non-cancelable lease costs	Dec. 31, 2011 Non-cancelable lease costs	Dec. 31, 2008 Non-cancelable lease costs	Sep. 30, 2012 Non-cancelable lease costs 2010 initiatives	Dec. 31, 2011 Non-cancelable lease costs 2010 initiatives	Dec. 31, 2011 Non-cancelable lease costs 2011 initiatives	Dec. 31, 2011 Non-cancelable lease costs 2006 initiatives and prior	Sep. 30, 2012 Other restructuring costs	Dec. 31, 2010 Other restructuring costs	Dec. 31, 2009 Other restructuring costs	Dec. 31, 2011 Other restructuring costs Discontinued operations	Dec. 31, 2009 Other restructuring costs Discontinued operations	Sep. 30, 2012 Other restructuring costs 2009 initiatives	Dec. 31, 2011 Other restructuring costs 2009 initiatives	Dec. 31, 2010 Other restructuring costs 2009 initiatives	Dec. 31, 2009 Other restructuring costs 2009 initiatives	Sep. 30, 2012 Other restructuring costs 2010 initiatives	Dec. 31, 2011 Other restructuring costs 2010 initiatives	Dec. 31, 2010 Other restructuring costs 2010 initiatives	Sep. 30, 2012 Other restructuring costs 2011 initiatives	Dec. 31, 2011 Other restructuring costs 2011 initiatives	Dec. 31, 2011 Other restructuring costs 2006 initiatives and prior
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period			$ 92	$ 49	$ 49	$ 75	$ 75																					$ 73	$ 36	$ 60	$ 68																				$ 1	$ 2	$ 2						$ 2	$ 9	$ 11	$ 2					$ 8	$ 11	$ 3
Adjustment to Textile Effects opening balance sheet liabilities							(5)																								(5)
Restructuring Charges											1			1		1	5	5	7	9	78	1	15	23	9		1							1					1	5	1	1	4	56		2	22	4	87	1					1	8	2	1						10	1							4	6	5	14	1	1	1	4	1
Reversal of reserves no longer required	(1)	(1)	(14)	(4)	(5)	(7)	(8)																					(13)	(5)	(6)	(8)																												(1)								(1)
Restructuring payments												(5)	(3)	(29)	(2)	(7)	(17)	(6)	(12)	(16)	(52)	(3)	(21)	(3)	(24)	(14)	(3)							(1)	(5)	(3)	(28)	(2)	(7)	(17)	(2)	(6)	(11)	(32)	(2)	(17)	(1)	(19)	(13)	(1)				(1)	(1)	(8)	(3)	(1)					(1)			(1)						(4)	(6)	(5)	(12)		(1)	(2)	(4)	(1)	(1)
Net activity of discontinued operations					(2)	(26)	34	(2)	(26)	34																						(26)	26																																					(2)	8
Foreign currency effect on liability balance			1		(10)	4	(2)																					1	(10)	3																																						1	(2)
Accrued liabilities at the end of the period	$ 90		$ 90		$ 92	$ 49	$ 75																					$ 73	$ 73	$ 36	$ 60																				$ 1	$ 2	$ 2						$ 1	$ 9	$ 11	$ 2					$ 8	$ 11	$ 11
Number of positions terminated																												581	699
Number of positions not terminated																												544	650

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accrued liabilities by initiatives
Accrued liabilities	$ 90	$ 92	$ 49	$ 75	$ 75
2006 initiatives and prior
Accrued liabilities by initiatives
Accrued liabilities		2	4
2008 initiatives
Accrued liabilities by initiatives
Accrued liabilities			1
2009 initiatives
Accrued liabilities by initiatives
Accrued liabilities	7	11	20
2010 initiatives
Accrued liabilities by initiatives
Accrued liabilities	9	16	24
2011 initiatives
Accrued liabilities by initiatives
Accrued liabilities	$ 42	$ 63

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended						9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended		12 Months Ended																				3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Polyurethanes	Dec. 31, 2009 Polyurethanes	Dec. 31, 2008 Polyurethanes	Dec. 31, 2011 Performance Products	Dec. 31, 2010 Performance Products	Dec. 31, 2008 Performance Products	Sep. 30, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Dec. 31, 2010 Advanced Materials	Dec. 31, 2009 Advanced Materials	Sep. 30, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Dec. 31, 2010 Textile Effects	Dec. 31, 2009 Textile Effects	Sep. 30, 2012 Pigments	Dec. 31, 2011 Pigments	Dec. 31, 2010 Pigments	Dec. 31, 2009 Pigments	Dec. 31, 2011 Discontinued Operations	Dec. 31, 2010 Discontinued Operations	Dec. 31, 2009 Discontinued Operations	Sep. 30, 2012 Discontinued Operations	Sep. 30, 2012 Corporate and other	Dec. 31, 2010 Corporate and other	Dec. 31, 2011 Corporate and other	Dec. 31, 2010 2005 initiatives and prior	Dec. 31, 2009 2005 initiatives and prior	Dec. 31, 2009 2005 initiatives and prior Polyurethanes	Dec. 31, 2009 2005 initiatives and prior Performance Products	Dec. 31, 2009 2005 initiatives and prior Pigments	Dec. 31, 2010 2006 initiatives	Dec. 31, 2009 2006 initiatives	Dec. 31, 2010 2006 initiatives Textile Effects	Dec. 31, 2009 2006 initiatives Textile Effects	Dec. 31, 2011 2008 initiatives	Dec. 31, 2010 2008 initiatives	Dec. 31, 2009 2008 initiatives	Dec. 31, 2010 2008 initiatives Polyurethanes	Dec. 31, 2009 2008 initiatives Polyurethanes	Dec. 31, 2011 2008 initiatives Textile Effects	Dec. 31, 2010 2008 initiatives Textile Effects	Dec. 31, 2009 2008 initiatives Textile Effects	Dec. 31, 2011 2008 initiatives Pigments	Dec. 31, 2010 2008 initiatives Pigments	Dec. 31, 2009 2008 initiatives Pigments	Sep. 30, 2012 2009 initiatives	Sep. 30, 2011 2009 initiatives	Sep. 30, 2012 2009 initiatives	Sep. 30, 2011 2009 initiatives	Dec. 31, 2011 2009 initiatives	Dec. 31, 2010 2009 initiatives	Dec. 31, 2009 2009 initiatives	Sep. 30, 2012 2009 initiatives Advanced Materials	Dec. 31, 2011 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Advanced Materials	Dec. 31, 2009 2009 initiatives Advanced Materials	Dec. 31, 2010 2009 initiatives Textile Effects	Dec. 31, 2009 2009 initiatives Textile Effects	Sep. 30, 2012 2009 initiatives Pigments	Dec. 31, 2011 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Pigments	Dec. 31, 2009 2009 initiatives Pigments	Dec. 31, 2010 2009 initiatives Corporate and other	Dec. 31, 2009 2009 initiatives Corporate and other	Dec. 31, 2009 2009 initiatives Corporate and other	Sep. 30, 2011 2010 initiatives	Sep. 30, 2012 2010 initiatives	Sep. 30, 2011 2010 initiatives	Dec. 31, 2011 2010 initiatives	Dec. 31, 2010 2010 initiatives	Sep. 30, 2012 2010 initiatives Performance Products	Dec. 31, 2010 2010 initiatives Performance Products	Sep. 30, 2012 2010 initiatives Textile Effects	Dec. 31, 2011 2010 initiatives Textile Effects	Dec. 31, 2010 2010 initiatives Textile Effects	Sep. 30, 2012 2010 initiatives Corporate and other	Dec. 31, 2011 2010 initiatives Corporate and other	Dec. 31, 2010 2010 initiatives Corporate and other	Sep. 30, 2012 2011 initiatives	Sep. 30, 2011 2011 initiatives	Sep. 30, 2012 2011 initiatives	Sep. 30, 2011 2011 initiatives	Dec. 31, 2011 2011 initiatives	Sep. 30, 2012 2011 initiatives Advanced Materials	Dec. 31, 2011 2011 initiatives Advanced Materials	Sep. 30, 2012 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Pigments	Dec. 31, 2011 2006 initiatives and prior	Dec. 31, 2011 2006 initiatives and prior Textile Effects	Dec. 31, 2011 2006 initiatives and prior Pigments	Dec. 31, 2010 2010 charges for 2005 initiatives	Dec. 31, 2010 2010 charges for 2005 initiatives Polyurethanes	Dec. 31, 2010 2010 charges for 2005 initiatives Pigments
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period			$ 92	$ 49	$ 49	$ 75	$ 75		$ 2	$ 3	$ 1	$ 1	$ 1	$ 12	$ 2	$ 7	$ 1	$ 69	$ 25	$ 17	$ 63	$ 3	$ 8	$ 11	$ 7	$ 8	$ 34		$ 6	$ 1	$ 4											$ 1													$ 11	$ 20	$ 20																	$ 16	$ 24	$ 24												$ 63								$ 4
Adjustment to Textile Effects opening balance sheet liabilities							(5)														(5)
Restructuring charges														6	20		12	3	22				10		47								1						1		1		1	5		1		1	2			2	1	2	5	5	7	9	78	1		1	12		10	4	7	8	45			11	2	1	5	15	23		2		13	15	1	2	6	5	99	9	110	89	3	21	6	65	3	1	1		1		1
Reversal of reserves no longer required	(1)	(1)	(14)	(4)	(5)	(7)	(8)								(1)	(3)		(14)	(4)	(1)	(7)			(2)	(1)						(1)
Restructuring payments																																	(2)	(5)	(2)	(1)	(2)	(3)	(29)	(3)	(29)	(2)	(7)	(17)	(1)		(1)	(5)	(13)	(1)	(1)	(4)			(6)		(12)	(16)	(52)	(1)	(1)	(3)	(6)	(2)	(4)	(5)	(11)	(8)	(35)	(3)	(7)			(3)		(21)	(3)	(1)	(1)	(1)	(15)		(1)	(6)	(2)			(24)		(14)	(12)	(7)	(12)	(5)	(2)	(3)	(2)	(1)	(2)	(1)	(1)
Net activity of discontinued operations					(2)	(26)	34																			(2)	(26)	34
Foreign currency effect on liability balance			1		(10)	4	(2)								(2)			1	(8)	3	(1)	1			(1)					(1)	1
Accrued liabilities at the end of the period	90		90		92	49	75	30	2	3	1	1	1	3	12	2	7	49	69	25	17	2	3	8	11	6	8	34	6		5												1										7		7		11	20																9		16	24									42		42		63						2
Current portion of restructuring reserves	56		56		91	47		18			1			2	11			28	69			2	3			6			6			1
Long-term portion of restructuring reserve	34		34		1	2		12						1	1			21
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year			16		17			1							1			15	10				6
Estimated additional charges beyond one year			4		15													4	15
Impairment of long-lived assets at our Basel, Switzerland manufacturing facility																			$ 53

RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required	$ (1)		$ (1)							$ (14)	$ (4)	$ (5)	$ (7)	$ (8)
Non-cash charges	9		53							10	53	60	2	13
Total restructuring, impairment and plant closing costs	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Restructuring reserve	90	92				49				90		92	49	75	75
Restructuring charges related to employee termination costs recorded in connection with the acquisition														5
Workforce reductions
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required										(13)		(5)	(6)	(8)
Restructuring reserve	73	73				36				73		73	36	60	68
Restructuring charges related to employee termination costs recorded in connection with the acquisition														5
Decommissioning
Accrued restructuring costs by type of cost and initiative
Restructuring reserve						1							1	2	2
Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										6		20		12
Reversal of reserves no longer required												(1)	(3)
Restructuring reserve	3	12				2				3		12	2	7	1
Advanced Materials | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges												20		12
Restructuring reserve		12										12		7
Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges										3		22
Estimated additional charges												25
Reversal of reserves no longer required										(14)		(4)	(1)	(7)
Restructuring charges related to the simplification of the commercial organization and optimization of our distribution network												5
Restructuring reserve	49	69				25				49		69	25	17	63
Restructuring reserve related to the streamlining of business						1							1	5
Number of new strategic business units resulting from streamlining of business													2	2
Restructuring charges related to employee termination costs recorded in connection with the acquisition														5
Textile Effects | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges										5		62
Estimated additional charges										19
Non-cash charges										2
Textile Effects | Pension curtailment gain
Accrued restructuring costs by type of cost and initiative
Pension curtailment gain												38
Textile Effects | Simplification of the commercial organization and optimization of our distribution network
Accrued restructuring costs by type of cost and initiative
Restructuring reserve		2										2
Textile Effects | Langweid, Germany and Basel, Switzerland | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required												(4)
Textile Effects | Langweid, Germany | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges														13
Restructuring reserve		2				3						2	3	7
Textile Effects | Basel, Switzerland
Accrued restructuring costs by type of cost and initiative
Restructuring charges													15
Restructuring reserve		15				19						15	19
Textile Effects | Basel, Switzerland | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges												12
Textile Effects | Basel, Switzerland | Closure of facility
Accrued restructuring costs by type of cost and initiative
Restructuring reserve		47										47
Textile Effects | North Carolina consolidation
Accrued restructuring costs by type of cost and initiative
Restructuring charges												4
Restructuring reserve		1										1
Textile Effects | Textile Effects Acquisition
Accrued restructuring costs by type of cost and initiative
Restructuring reserve		2				2						2	2	5
Restructuring charges related to employee termination costs recorded in connection with the acquisition														5
Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges												10		47
Reversal of reserves no longer required													(2)	(1)
Restructuring reserve	2	3				8				2		3	8	11	7
Pigments | Contract terminations
Accrued restructuring costs by type of cost and initiative
Restructuring charges														14
Pigments | Decommissioning
Accrued restructuring costs by type of cost and initiative
Restructuring charges														8
Pigments | Grimsby, U.K. plant
Accrued restructuring costs by type of cost and initiative
Restructuring charges										4		7	7	29
Non-cash charges														4
Expected additional charges related to closure of Grimsby, U.K. plant													8
Pigments | Umbogintwini, South Africa plant | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges												3
Pigments | Huelva, Spain and Scarlino, Italy plants | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring reserve		3										3
Pigments | Huelva, Spain plant | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges														18
Restructuring reserve														11
Pigments | Grimsby United Kingdom and Scarlino Italy Plants
Accrued restructuring costs by type of cost and initiative
Expected additional charges related to closure and workforce reductions		6										6
Performance Products
Accrued restructuring costs by type of cost and initiative
Restructuring reserve		1				1						1	1		1
Performance Products | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring reserve						1							1
Corporate and other
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required													(1)
Non-cash charges														3
Restructuring reserve		1				5						1	5	4
Corporate and other | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges												2	5	11
Discontinued Operations
Accrued restructuring costs by type of cost and initiative
Restructuring reserve	6	6				8				6		6	8	34
Discontinued Operations | Australian styrenics business
Accrued restructuring costs by type of cost and initiative
Restructuring charges												6		63
Restructuring reserve						8							8	34
Discontinued Operations | Australian styrenics business | Contract terminations
Accrued restructuring costs by type of cost and initiative
Restructuring charges														8
Discontinued Operations | Australian styrenics business | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges														25
Discontinued Operations | Australian styrenics business | Decommissioning
Accrued restructuring costs by type of cost and initiative
Restructuring charges														30
Polyurethanes
Accrued restructuring costs by type of cost and initiative
Restructuring reserve	30									30				2	3
Polyurethanes | Rozenburg, The Netherlands site
Accrued restructuring costs by type of cost and initiative
Restructuring reserve														2
Continuing operations
Accrued restructuring costs by type of cost and initiative
Non-cash charges												60	2	12
2005 initiatives and prior
Accrued restructuring costs by type of cost and initiative
Restructuring charges													1
2006 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges														1
2006 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges														1
2008 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges													1	5
Restructuring reserve						1							1
2008 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges													1	2
2008 initiatives | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges														2
2008 initiatives | Polyurethanes
Accrued restructuring costs by type of cost and initiative
Restructuring charges														1
2009 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges	1		2							5	5	7	9	78
Restructuring reserve	7	11				20				7		11	20
2009 initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										1			1	12
2009 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges														10
2009 initiatives | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges										4		7	8	45
2009 initiatives | Corporate and other
Accrued restructuring costs by type of cost and initiative
Restructuring charges														11
2010 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges			2							1	5	15	23
Restructuring reserve	9	16				24				9		16	24
2010 initiatives | Advanced Materials | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required													2
2010 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges												13	15
2010 initiatives | Performance Products
Accrued restructuring costs by type of cost and initiative
Restructuring charges													2
2010 initiatives | Performance Products | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Total restructuring, impairment and plant closing costs													2
2010 initiatives | Corporate and other
Accrued restructuring costs by type of cost and initiative
Restructuring charges										1		2	6
2011 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges	5		99							9	110	89
Restructuring reserve	42	63								42		63
2011 initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										3		21
2011 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges										6		65
2011 initiatives | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges												3
2006 initiatives and prior
Accrued restructuring costs by type of cost and initiative
Restructuring charges												1
Restructuring reserve		2				4						2	4
2006 initiatives and prior | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges												$ 1

ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes to asset retirement obligation liabilities
Asset retirement obligation at beginning of year	$ 24	$ 21
Accretion expense	2	1
Liabilities incurred		1
Liabilities assumed in connection with consolidation of a variable interest entity	2
Liabilities settled	(1)
Foreign currency effect on reserve balance	(1)	1
Asset retirement obligation at end of year	$ 26	$ 24

OTHER NONCURRENT LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
OTHER NONCURRENT LIABILITIES
Pension liabilities			$ 689		$ 538
Other postretirement benefits			122		124
Environmental accruals	25		29		35
Restructuring and plant closing costs	34		1		2
Asset retirement obligations			26		24		21
Employee benefit accrual			22		23
Legal reserve			22		13
Other			92		93
Other noncurrent liabilities	$ 907	[1]	$ 1,003	[1]	$ 852	[2]

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

DEBT (Details) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended								12 Months Ended					1 Months Ended											12 Months Ended				12 Months Ended																			9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended							9 Months Ended	12 Months Ended					0 Months Ended		1 Months Ended			9 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012 USD ($)		Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)		Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2009 USD ($)	Sep. 30, 2012 Consolidated VIE's USD ($)	Dec. 31, 2011 Consolidated VIE's USD ($)	Dec. 31, 2010 Consolidated VIE's USD ($)	Dec. 31, 2011 Arabian Amines Company USD ($)	Dec. 31, 2011 Sasol Huntsman GmbH and Co. KG USD ($)	Mar. 31, 2011 Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2011 Australian subsidiary USD ($)	Dec. 31, 2011 Australian subsidiary AUD	Jun. 30, 2010 Term loans USD ($)	Apr. 30, 2010 Term loans USD ($)	Sep. 30, 2012 Term loans USD ($)	Dec. 31, 2011 Term loans USD ($)	Dec. 31, 2010 Term loans USD ($)	Dec. 31, 2011 Term loans Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2011 Term loans Sasol Huntsman GmbH and Co. KG EUR (€)	Apr. 02, 2011 Term loans Sasol Huntsman GmbH and Co. KG USD ($)	Apr. 02, 2011 Term loans Sasol Huntsman GmbH and Co. KG EUR (€)	Dec. 31, 2011 Term loans Australian subsidiary USD ($)	Dec. 31, 2011 Term loans Australian subsidiary AUD	Dec. 31, 2009 Accounts receivable programs USD ($)	Sep. 30, 2012 Accounts receivable programs USD ($)	Dec. 31, 2011 Accounts receivable programs USD ($)	Dec. 31, 2010 Accounts receivable programs USD ($)	Dec. 31, 2011 U.S. A/R Program Maturing April 2014 USD ($)	Dec. 31, 2011 U.S. A/R Program Maturing April 2014 Maximum	Dec. 31, 2011 U.S. A/R Program Maturing April 2014 Minimum	Dec. 31, 2011 EU A/R Program Maturing April 2014 USD ($)	Dec. 31, 2011 EU A/R Program Maturing April 2014 EUR (€)	Dec. 31, 2010 U.S. A/R Program Maturing October 2011 USD ($)	Dec. 31, 2010 U.S. A/R Program Maturing October 2012 USD ($)	Dec. 31, 2010 EU A/R Program Maturing October 2011 USD ($)	Dec. 31, 2010 EU A/R Program Maturing October 2011 EUR (€)	Dec. 31, 2011 U.S. A/R Program USD ($)	Sep. 30, 2012 Senior notes USD ($)	Dec. 31, 2011 Senior notes USD ($)	Dec. 31, 2010 Senior notes USD ($)	Sep. 30, 2012 Senior Subordinated notes USD ($)	Dec. 31, 2011 Senior Subordinated notes USD ($)	Dec. 31, 2010 Senior Subordinated notes USD ($)	Sep. 30, 2012 HPS (China) debt USD ($)	Dec. 31, 2011 HPS (China) debt USD ($)	Dec. 31, 2010 HPS (China) debt USD ($)	Sep. 30, 2012 HPS (China) secured term and working capital loan facilities U.S. dollar borrowings USD ($)	Dec. 31, 2011 HPS (China) secured term and working capital loan facilities U.S. dollar borrowings USD ($)	Sep. 30, 2012 HPS (China) secured term and working capital loan facilities RMB borrowings USD ($)	Sep. 30, 2012 HPS (China) secured term and working capital loan facilities RMB borrowings CNY	Dec. 31, 2011 HPS (China) secured term and working capital loan facilities RMB borrowings USD ($)	Dec. 31, 2011 HPS (China) secured term and working capital loan facilities RMB borrowings CNY	Sep. 30, 2012 HPS (China) working capital and commercial drafts facility RMB borrowings USD ($)	Sep. 30, 2012 HPS (China) working capital and commercial drafts facility RMB borrowings CNY	Dec. 31, 2011 HPS (China) working capital and commercial drafts facility RMB borrowings USD ($)	Dec. 31, 2011 HPS (China) working capital and commercial drafts facility RMB borrowings CNY	Sep. 30, 2012 Other debt instruments USD ($)	Dec. 31, 2011 Other debt instruments USD ($)	Dec. 31, 2010 Other debt instruments USD ($)	Sep. 30, 2012 Revolving Facility USD ($)	Dec. 31, 2011 Revolving Facility USD ($) numerator denominator	Apr. 02, 2011 Revolving Facility Sasol Huntsman GmbH and Co. KG USD ($)	Apr. 02, 2011 Revolving Facility Sasol Huntsman GmbH and Co. KG EUR (€)	Dec. 31, 2011 Revolving Facility Australian subsidiary USD ($)	Dec. 31, 2011 Revolving Facility Australian subsidiary AUD	Sep. 24, 2012 Term Loan B USD ($)	Sep. 07, 2012 Term Loan B USD ($)	Mar. 31, 2011 Term Loan B	Jun. 30, 2010 Term Loan B USD ($)	Apr. 30, 2010 Term Loan B USD ($)	Sep. 30, 2012 Term Loan B USD ($)	Dec. 31, 2011 Term Loan B USD ($)	Dec. 31, 2010 Term Loan B USD ($)	Mar. 06, 2012 Term Loan B USD ($)	Mar. 07, 2011 Term Loan B	Sep. 07, 2012 Term Loan C USD ($)	Jun. 30, 2010 Term Loan C USD ($)	Apr. 30, 2010 Term Loan C USD ($)	Sep. 30, 2012 Term Loan C USD ($)	Dec. 31, 2011 Term Loan C USD ($)	Dec. 31, 2010 Term Loan C USD ($)	Sep. 07, 2012 Extended Term Loan B USD ($)	Jun. 30, 2012 Extended Term Loan B	Sep. 30, 2012 Extended Term Loan B USD ($)	Dec. 31, 2011 Extended Term Loan B USD ($)	Dec. 31, 2011 Notes receivable from subsidiary USD ($)	Dec. 31, 2011 Notes receivable from subsidiary Maximum	Dec. 31, 2011 Notes receivable from subsidiary Minimum	Sep. 30, 2012 Senior Notes, June 2016	Dec. 31, 2011 Senior Notes, June 2016 USD ($)	Dec. 31, 2009 Senior Notes, June 2016	Dec. 31, 2011 Senior Subordinated Notes, March 2021 USD ($)	Dec. 31, 2011 Senior Subordinated Notes, March 2020 USD ($)	Dec. 31, 2011 Senior Subordinated Notes, January 2015 USD ($)	Dec. 31, 2011 Senior Subordinated Notes, January 2015 EUR (€)	Dec. 31, 2011 SIDF Facility Arabian Amines Company USD ($)	Dec. 31, 2011 SIDF Facility Arabian Amines Company SAR	Dec. 31, 2011 Multi- purpose Islamic term facility Arabian Amines Company USD ($)
Debt
Total debt - excluding debt to affiliates	$ 3,680			$ 3,680			$ 3,942		$ 4,146			$ 266	$ 281	$ 200	$ 186							$ 1,613	$ 1,696	$ 1,688								$ 237	$ 237	$ 238											$ 490	$ 472	$ 452	$ 892	$ 976	$ 1,279	$ 109	$ 167	$ 188											$ 73	$ 113	$ 101																																					$ 129	482
Total current portion of debt	130	[1]		130	[1]		212	[1]	519	[2]		25	16	15																																																																																											57
Long-term portion	3,550	[1]		3,550	[1]		3,730	[1]	3,627	[2]		241	264	185		87	93
Notes payable to affiliates-current	100			100			100		100
Notes payable to affiliates-noncurrent	610			610			439		439
Total debt	4,390			4,390			4,481		4,685
Percentage of amortization of the principal amount of Extended Term Loan B																																																																																		1.00%
Committed Amount																											100	77																																								300	6	5
Principal Outstanding																		26	26										12	12																																									14	14						243	652		346					419	427				637	650
Amount Outstanding																									95	73									90			147	114	27.5	27.5	183	139											10	12	56	354	75	474	43	270	79	499															243	652							391	394				637	650					600		530	350	83	64
Reference rate																																			USD LIBOR or CP rate			GBP LIBOR, USD LIBOR or EURIBOR	GBP LIBOR, USD LIBOR or EURIBOR	CP rate	USD LIBOR rate	GBP LIBOR rate, USD LIBOR rate or EURIBOR rate	GBP LIBOR rate, USD LIBOR rate or EURIBOR rate												LIBOR			Peoples Bank of China Rate	Peoples Bank of China Rate								US LIBOR	US LIBOR										US LIBOR	US LIBOR							US LIBOR	US LIBOR			LIBOR	US LIBOR	US LIBOR
Margin interest above reference rate (as a percent)																																				1.65%	1.50%	2.00%	2.00%	3.50%	3.75%	3.75%	3.75%												0.48%			90.00%	90.00%								2.50%	3.00%										1.50%	1.50%							2.25%	2.25%				2.50%	2.50%
Amount of letter of credit and bank guarantees issued and outstanding																																												4																							19	20
Weighted average interest rate at period end																							2.00%
Interest rate (as a percent)																																																							1.00%			6.00%	6.00%			6.00%	6.00%																																	5.50%	5.50%		8.63%	8.63%	7.50%	7.50%
All in interest rate at period end																																																										6.00%	6.00%
Percentage of interest in Zamil Group															50.00%
Increase in the interest rate margin (as a percent)																																																																											1.00%															3.00%
Prepayment of term loan																																																																									58	3		83	124						4	27	40				6
Loss on early extinguishment of debt	1		2	2		5	7		37		21									(2)	(5)
Loss on accounts receivable securitization program																															23
Accounts receivable pledged as collateral																																	633	552
Additional amount borrowed																																																										23	145
Reduction in applicable margin on borrowings (as a percent)																																				1.65%	1.50%	2.00%	2.00%
Debt refinanced																																																										6	38
Outstanding loan due to Huntsman International																																																																																													535
Intercompany note, outstanding amount																																																																																													100
Margin interest below reference rate (as a percent)																																																																																														0.25%	0.10%
Amount repaid																																																						2	4	19	120	24	151	36	229																	3		16						4		5			7
A/R Programs
Debt Instrument Covenant Consolidated Leverage Ratio, numerator																																																																				3.75
Debt Instrument Covenant Consolidated Leverage Ratio, denominator																																																																				1
Maximum Funding Availability																																			250			291	225	125	125	297	225
Carrying value																																																																																																	472		543
Effective interest rate																																																																																																		11.73%
Percentage of gaurantee, given by Zamil Group															100.00%
Outstanding amount of financed insurance premiums							$ 15

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

DEBT (Details 2) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended					1 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended				3 Months Ended							1 Months Ended				3 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Notes payable USD ($)	Dec. 31, 2010 Notes payable USD ($)	Jul. 31, 2011 7.375% Senior Subordinated Notes due 2015 USD ($)	Jan. 31, 2011 7.375% Senior Subordinated Notes due 2015 USD ($)	Jul. 25, 2011 7.375% Senior Subordinated Notes due 2015	Jan. 18, 2011 7.375% Senior Subordinated Notes due 2015	Nov. 30, 2010 7.875% Senior Subordinated Notes due 2014, redeemed on November 29, 2010 USD ($)	Nov. 29, 2010 7.875% Senior Subordinated Notes due 2014, redeemed on November 29, 2010	Nov. 30, 2010 7.875% Senior Subordinated Notes due 2014, redeemed on November 26, 2010 USD ($)	Nov. 26, 2010 7.875% Senior Subordinated Notes due 2014, redeemed on November 26, 2010	Oct. 31, 2010 7.875% Senior Subordinated Notes due 2014, redeemed on October 12, 2010 USD ($)	Oct. 12, 2010 7.875% Senior Subordinated Notes due 2014, redeemed on October 12, 2010	Sep. 30, 2010 6.875% Senior Subordinated Notes due 2013 USD ($)	Sep. 30, 2010 6.875% Senior Subordinated Notes due 2013 EUR (€)	Mar. 31, 2010 6.875% Senior Subordinated Notes due 2013 USD ($)	Mar. 31, 2010 6.875% Senior Subordinated Notes due 2013 EUR (€)	Dec. 31, 2011 6.875% Senior Subordinated Notes due 2013 USD ($)	Dec. 31, 2011 6.875% Senior Subordinated Notes due 2013 EUR (€)	Sep. 30, 2011 6.875% Senior Subordinated Notes due 2013 USD ($)	Sep. 30, 2011 6.875% Senior Subordinated Notes due 2013 EUR (€)	Sep. 30, 2012 6.875% Senior Subordinated Notes due 2013	Sep. 27, 2010 6.875% Senior Subordinated Notes due 2013	Mar. 17, 2010 6.875% Senior Subordinated Notes due 2013	Mar. 31, 2012 7.50% Senior Subordinated Notes due 2015 USD ($)	Mar. 31, 2012 7.50% Senior Subordinated Notes due 2015 EUR (€)	Mar. 31, 2010 7.50% Senior Subordinated Notes due 2015 USD ($)	Mar. 31, 2010 7.50% Senior Subordinated Notes due 2015 EUR (€)	Sep. 30, 2011 7.50% Senior Subordinated Notes due 2015 USD ($)	Sep. 30, 2011 7.50% Senior Subordinated Notes due 2015 EUR (€)	Mar. 26, 2012 7.50% Senior Subordinated Notes due 2015	Mar. 17, 2010 7.50% Senior Subordinated Notes due 2015	Mar. 31, 2010 7.00% Convertible Notes due 2018 USD ($)	Jan. 11, 2010 7.00% Convertible Notes due 2018	Dec. 31, 2010 Term loans USD ($)
Redemption of Notes and Loss on Early Extinguishment of Debt
Principal amount of the convertible notes repurchased										$ 75	$ 100			$ 88		$ 100		$ 159		$ 177	€ 132	$ 253	€ 184	$ 94	€ 70	$ 19	€ 14				$ 86	€ 64	$ 81	€ 59	$ 17	€ 12			$ 250
Amount repaid										77	102			92		104		165		183	137	259	189	96	71	19	14				87	65	81	59	17	12			382
Loss on early extinguishment of debt	1	2	2	5	7	37	21	30	176	2	3			3		4		7		7		7		2							1		2						(146)		7
Prepayment of debt																																									274
Interest rate on long-term debt (as a percent)												7.38%	7.38%		7.88%		7.88%		7.88%							6.88%	6.88%	6.88%	6.88%	6.88%					7.50%	7.50%	7.50%	7.50%		7.00%
Scheduled maturities of our debt (excluding debt to affiliates)
2012					212
2013					86
2014					973
2015					135
2016					897
Thereafter					1,639
Total debt - excluding debt to affiliates	$ 3,680		$ 3,680		$ 3,942	$ 4,146

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended					1 Months Ended		9 Months Ended		12 Months Ended							9 Months Ended		9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Sep. 30, 2012 Forward foreign currency contracts USD ($)	Dec. 31, 2011 Forward foreign currency contracts USD ($)	Dec. 31, 2010 Forward foreign currency contracts USD ($)	Dec. 31, 2011 Interest rate contract Designated as Hedging Instrument USD ($)	Dec. 31, 2010 Interest rate contract Designated as Hedging Instrument USD ($)	Jan. 31, 2010 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument	Sep. 30, 2012 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Dec. 31, 2010 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Sep. 30, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2011 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2010 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2009 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company	Dec. 31, 2009 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument	Sep. 30, 2012 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2010 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Floating to fixed interest rate contract USD ($)	Dec. 31, 2011 Floating to fixed interest rate contract EUR (€)	Dec. 31, 2009 Floating to fixed interest rate contract	Sep. 30, 2012 Floating to fixed interest rate contract USD ($)	Sep. 30, 2012 Floating to fixed interest rate contract EUR (€)	Mar. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Mar. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€)	Sep. 30, 2012 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($) item	Sep. 30, 2012 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€) item	Dec. 31, 2011 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($) item	Dec. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Mar. 15, 2015 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Mar. 15, 2015 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€)	Dec. 31, 2011 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€)	Sep. 30, 2012 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Dec. 31, 2011 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Sep. 30, 2011 Forward interest rate contract beginning in December, 2014	Sep. 01, 2011 Forward interest rate contract beginning in December, 2014 USD ($)	Sep. 30, 2011 Forward interest rate contract beginning in January, 2015	Sep. 01, 2011 Forward interest rate contract beginning in January, 2015 USD ($)
Derivative Instruments and Hedging Activities
Notional Amounts								$ 199	$ 263	$ 183				$ 50	$ 50		$ 36	$ 38				$ 50	$ 50																			$ 50		$ 50
Hedging period of interest rate contract													5 years			5 years				12 years	5 years
Fixed percentage to be paid under the hedge														2.80%	2.80%		5.02%	5.02%				2.60%	2.60%				3.62%														2.50%		2.50%
Variable rate basis														one-month LIBOR	one-month LIBOR rate		LIBOR					one-month LIBOR	one-month LIBOR rate				EURIBOR														one-month LIBOR		one-month LIBOR
Fair value of the hedge														(3)	(3)	(2)	(6)	(6)	(5)			(3)	(3)	(2)															(4)	(1)
Strike price (as a percent)																											3.62%
Notional amount of hedge																									66	51		61	47
Fair value of interest rate derivative not designated as hedging instrument recorded in other noncurrent liabilities																									(3)	(3)		3	2
Additional (reduction of) interest expense due to changes in the fair value of the swap																		1	(1)						2	2
Changes in accumulated other comprehensive (loss) income											4	5
Maximum maturity period of spot or forward exchange rate contracts								1 year	3 months
Approximate term of foreign currency contracts									1 month
Stated rate of interest (as a percent)																																8.63%	8.63%	8.63%
Number of counterparties																																3	3	3
Amount paid to counterparties																														350
Amount received from counterparties																															255
Amount payable to counterparties on maturity of derivative contract																																					255
Amount receivable from counterparties on maturity of derivative contract																																				350
U.S. dollar interest payments to be received on March 15 and September 15 of each year																																15						11
Equivalent annual rate of interest receivable (as a percent)																																8.63%	8.63%	8.63%
U.S. dollar interest payments to be made on March 15 and September 15 of each year																																	11	15
Equivalent annual rate of interest payable (as a percent)																																8.41%	8.41%	8.41%
Fair value of the swap																																29		27	19
Effective portion of the changes in the fair value																																		8	7
Ineffective portion of the changes in the fair value																																			12
Euro-denominated debt and cross currency interest rate swap as a hedge of net investments	327	327	412			255	319
Amount of gain (loss) recognized on the hedge of net investments	(6)	(1)	5	34	(5)
Net euro assets	$ 1,558	$ 1,558	$ 1,503			€ 1,211	€ 1,162
Period of reclassification from accumulated other comprehensive income (loss) to earnings											12 months

FAIR VALUE (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair values of financial instruments
Available-for-sale equity securities - non-qualified employee benefit plan investments		$ 12	$ 11
Carrying Amount
Fair values of financial instruments
Available-for-sale equity securities - non-qualified employee benefit plan investments	14	12	11
Long-term debt (including current portion)	(3,680)	(3,942)	(4,146)
Carrying Amount | Cross Currency Interest Rate Contract
Fair values of financial instruments
Derivative contracts - assets	29	27	19
Carrying Amount | Interest rate contract
Fair values of financial instruments
Derivative contracts - liabilities	(19)	(17)	(9)
Estimated Fair Value
Fair values of financial instruments
Available-for-sale equity securities - non-qualified employee benefit plan investments	14	12	11
Long-term debt (including current portion)	(3,941)	(4,061)	(4,371)
Estimated Fair Value | Cross Currency Interest Rate Contract
Fair values of financial instruments
Derivative contracts - assets	29	27	19
Estimated Fair Value | Interest rate contract
Fair values of financial instruments
Derivative contracts - liabilities	$ (19)	$ (17)	$ (9)

FAIR VALUE (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Available-for-sale equity securities - non-qualified employee benefit plan investments		$ 12	$ 11
Recurring basis | Estimated Fair Value
Assets:
Total assets.	43	39	30
Recurring basis | Estimated Fair Value | Cross currency interest rate contract
Assets:
Total assets	29	27	19
Recurring basis | Estimated Fair Value | Interest rate contract
Liabilities:
Total liabilities	(19)	(17)	(9)
Recurring basis | Estimated Fair Value | Equity mutual funds
Assets:
Total assets	14	12	11
Recurring basis | Quoted prices in active markets for identical assets (Level 1)
Assets:
Total assets.	14	12	11
Recurring basis | Quoted prices in active markets for identical assets (Level 1) | Equity mutual funds
Assets:
Total assets	14	12	11
Recurring basis | Significant other observable inputs (Level 2)
Assets:
Total assets.	29
Recurring basis | Significant other observable inputs (Level 2) | Cross currency interest rate contract
Assets:
Total assets	29
Recurring basis | Significant other observable inputs (Level 2) | Interest rate contract
Liabilities:
Total liabilities	(19)	(17)	(9)
Recurring basis | Significant unobservable inputs (Level 3)
Assets:
Total assets.		27	19
Recurring basis | Significant unobservable inputs (Level 3) | Cross currency interest rate contract
Assets:
Total assets		$ 27	$ 19

FAIR VALUE (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period		$ 19	$ 262
Total gains or losses
Included in earnings			12
Included in other comprehensive income (loss)		8	7
Purchases, issuances and settlements			(262)
Balance at end of period		27	19
Changes in unrealized gains (losses) relating to assets at the end of the period, included in earnings			12
Total net gains included in earnings			12
Changes in unrealized gains relating to assets at the end of the period, included in other comprehensive income	(24)	8	7
Changes in unrealized gains relating to assets at the end of the period, included in interest expense			12
Cross Currency Interest Rate Contract
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period	(5)	19
Total gains or losses
Included in earnings			12
Included in other comprehensive income (loss)	24	8	7
Balance at end of period	19	27	19
Changes in unrealized gains (losses) relating to assets at the end of the period, included in earnings			12
Realized Interest in Securitized Receivables
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance at beginning of period			262
Total gains or losses
Purchases, issuances and settlements			$ (262)

EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Defined Benefit Plans	Sep. 30, 2011 Defined Benefit Plans	Sep. 30, 2012 Defined Benefit Plans	Sep. 30, 2011 Defined Benefit Plans	Dec. 31, 2011 Defined Benefit Plans	Dec. 31, 2011 Defined Benefit Plans Minimum	Dec. 31, 2011 Defined Benefit Plans Maximum	Dec. 31, 2011 U.S. Defined Benefit Plans	Dec. 31, 2010 U.S. Defined Benefit Plans	Dec. 31, 2009 U.S. Defined Benefit Plans	Dec. 31, 2011 Non-U.S. Defined Benefit Plans	Dec. 31, 2010 Non-U.S. Defined Benefit Plans	Dec. 31, 2009 Non-U.S. Defined Benefit Plans	Sep. 30, 2012 Other Postretirement Benefit Plans	Sep. 30, 2011 Other Postretirement Benefit Plans	Sep. 30, 2012 Other Postretirement Benefit Plans	Sep. 30, 2011 Other Postretirement Benefit Plans	Dec. 31, 2011 U.S. Other Postretirement Benefit Plans	Dec. 31, 2010 U.S. Other Postretirement Benefit Plans	Dec. 31, 2009 U.S. Other Postretirement Benefit Plans	Dec. 31, 2011 Non-U.S. Other Postretirement Benefit Plans	Dec. 31, 2010 Non-U.S. Other Postretirement Benefit Plans	Dec. 31, 2009 Non-U.S. Other Postretirement Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Annual pay credits, percentage of eligible pay								4.00%	12.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004								1.00%	8.00%
Period of additional annual pay credits							5 years
Change in benefit obligation
Benefit obligation at beginning of year										$ 761	$ 705		$ 2,255	$ 2,152						$ 129	$ 127		$ 7	$ 8
Service cost			12	18	43	51				23	21	20	44	44	43	1		3	2	3	3	3			3
Interest cost			36	39	109	116				44	40	41	110	102	102	2	2	5	6	7	7	8	1
Participant contributions													14	13						5	4
Plan amendments													(1)
Foreign currency exchange rate changes													(13)	(23)									(1)
Settlements/transfers													(20)	(10)
Curtailments													(38)
Special termination benefits													8		2
Actuarial loss										47	34		83	64						1	5
Benefits paid										(41)	(39)		(111)	(87)						(17)	(17)		(1)	(1)
Benefit obligation at end of year										834	761	705	2,331	2,255	2,152					128	129	127	6	7	8
Change in plan assets
Fair value of plan assets at beginning of year					2,600	2,500	2,500			517	461		2,025	1,880
Actual return on plan assets										(7)	61		43	163
Foreign currency exchange rate changes													(10)	(15)
Participant contributions													14	13						5	4
Other													(1)	2
Company contributions										69	34		86	79						12	13		1	1
Settlements/transfers													(20)	(10)
Benefits paid										(41)	(39)		(111)	(87)						(17)	(17)		(1)	(1)
Fair value of plan assets at end of year							2,600			538	517	461	2,026	2,025	1,880
Funded status
Fair value of plan assets							2,600			538	517	461	2,026	2,025	1,880
Benefit obligation										834	761	705	2,331	2,255	2,152					128	129	127	6	7	8
Accrued benefit cost										(296)	(244)		(305)	(230)						(128)	(129)		(6)	(7)
Amounts recognized in balance sheet:
Noncurrent asset	100	75											100	75
Current liability										(6)	(5)		(6)	(6)						(12)	(12)
Noncurrent liability										(290)	(239)		(399)	(299)						(116)	(117)		(6)	(7)
Total										$ (296)	$ (244)		$ (305)	$ (230)						$ (128)	$ (129)		$ (6)	$ (7)

EMPLOYEE BENEFIT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Defined Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	$ 368	$ 284
Prior service cost	(22)	(27)
Transition obligation	1	1
Total	347	258
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	21
Prior service cost	(5)
Total	16
Components of net periodic benefit cost
Service cost	23	21	20
Interest cost	44	40	41
Expected return on plan assets	(47)	(42)	(41)
Amortization of prior service cost	(4)	(5)	(5)
Amortization of actuarial loss	16	11	7
Settlement loss (gain)			2
Net periodic benefit cost	32	25	24
Non-U.S. Defined Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	636	513
Prior service cost	2	2
Total	638	515
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	28
Prior service cost	(2)
Total	26
Components of net periodic benefit cost
Service cost	44	44	43
Interest cost	110	102	102
Expected return on plan assets	(140)	(121)	(104)
Amortization of transition obligation			1
Amortization of prior service cost	(2)	(1)	(1)
Amortization of actuarial loss	21	19	33
Special termination benefits	8		2
Net periodic benefit cost	41	43	76
U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	25	26
Prior service cost	(10)	(13)
Total	15	13
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	2
Prior service cost	(3)
Total	(1)
Components of net periodic benefit cost
Service cost	3	3	3
Interest cost	7	7	8
Amortization of prior service cost	(3)	(3)	(4)
Amortization of actuarial loss	2	1	1
Net periodic benefit cost	9	8	8
Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	1	1
Total	1	1
Components of net periodic benefit cost
Service cost			3
Interest cost	1
Net periodic benefit cost	$ 1		$ 3

EMPLOYEE BENEFIT PLANS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	$ 101	$ 16	$ (7)
Amortization of actuarial gain	(16)	(11)	(7)
Amortization of prior service cost	4	4	5
Settlements			(2)
Total recognized in other comprehensive loss (income)	89	9	(11)
Net periodic benefit cost	32	25	24
Total recognized in net periodic benefit cost and other comprehensive loss (income)	121	34	13
Projected benefit obligation:
Discount rate (as a percent)	5.30%	5.70%	5.90%
Rate of compensation increase (as a percent)	3.88%	3.88%	3.88%
Net periodic pension cost:
Discount rate (as a percent)	5.70%	5.90%	6.47%
Rate of compensation increase (as a percent)	3.88%	3.88%	3.77%
Expected return on plan assets (as a percent)	8.19%	8.20%	8.25%
Non-U.S. Defined Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	182	20	(124)
Amortization of actuarial gain	(21)	(19)	(33)
Current year prior service credit	(2)		1
Amortization of prior service cost	2	1	1
Amortization of transition asset			(1)
Curtailment effects	(38)		(12)
Total recognized in other comprehensive loss (income)	123	2	(168)
Net periodic benefit cost	41	43	76
Total recognized in net periodic benefit cost and other comprehensive loss (income)	164	45	(92)
Projected benefit obligation:
Discount rate (as a percent)	4.39%	4.69%	4.94%
Rate of compensation increase (as a percent)	3.44%	3.38%	3.23%
Net periodic pension cost:
Discount rate (as a percent)	4.69%	4.94%	5.04%
Rate of compensation increase (as a percent)	3.38%	3.23%	3.21%
Expected return on plan assets (as a percent)	6.62%	6.65%	6.62%
U.S. Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Current year actuarial loss (gain)	1	5	(14)
Amortization of actuarial gain	(1)	(2)	(1)
Current year prior service credit			(5)
Amortization of prior service cost	2	3	4
Total recognized in other comprehensive loss (income)	2	6	(16)
Net periodic benefit cost	9	8	8
Total recognized in net periodic benefit cost and other comprehensive loss (income)	11	14	(8)
Projected benefit obligation:
Discount rate (as a percent)	5.09%	5.46%	5.59%
Net periodic pension cost:
Discount rate (as a percent)	5.46%	5.59%	6.39%
Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in net periodic benefit cost and other comprehensive income (loss)
Net periodic benefit cost	1		3
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ 1		$ 3
Projected benefit obligation:
Discount rate (as a percent)	6.09%	6.69%	7.47%
Net periodic pension cost:
Discount rate (as a percent)	6.69%	7.47%	7.60%

EMPLOYEE BENEFIT PLANS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$ 834	761
Fair value of plan assets	538	517
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	834	761
Accumulated benefit obligation	789	712
Fair value of plan assets	538	517
2012 expected employer contributions:
To plan trusts	72
Expected benefit payments:
2012	58
2013	59
2014	50
2015	50
2016	53
2017 - 2021	302
Non-U.S. Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	1,897	1,797
Fair value of plan assets	1,492	1,493
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	1,618	745
Accumulated benefit obligation	1,500	684
Fair value of plan assets	1,251	514
2012 expected employer contributions:
To plan trusts	70
Expected benefit payments:
2012	97
2013	91
2014	93
2015	99
2016	101
2017 - 2021	546
Other Postretirement Benefit Plans
Health care trend rate
Health care trend rate (as a percent)	7.50%	7.50%
Ultimate health care trend rate (as a percent)	5.00%	5.00%
Effects of one-percent-point change in assumed health care cost trend rates
Effect on postretirement benefit obligation, Increase	4
Effect on postretirement benefit obligation, Decrease	(4)
U.S. Other Postretirement Benefit Plans
2012 expected employer contributions:
To plan trusts	11
Expected benefit payments:
2012	11
2013	11
2014	11
2015	11
2016	11
2017 - 2021	50
Non-U.S. Other Postretirement Benefit Plans
2012 expected employer contributions:
To plan trusts	1
Expected benefit payments:
2012	1
2013	1
2014	1
2015	1
2016	1
2017 - 2021	$ 2

EMPLOYEE BENEFIT PLANS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements of Plan Assets Using Level 3
Balance at beginning of period		$ 262
Purchases, sales and settlements		(262)
Balance at end of period	27	19
Fixed income | Significant unobservable inputs (Level 3)
Fair Value Measurements of Plan Assets Using Level 3
Balance at beginning of period	1
Purchases, sales and settlements	(1)	1
Balance at end of period		1
Real Estate/Other | Significant unobservable inputs (Level 3)
Fair Value Measurements of Plan Assets Using Level 3
Balance at beginning of period	52	33
Return on pension plan assets	(1)	3
Purchases, sales and settlements	10	16
Balance at end of period	61	52
Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,600	2,500
Defined Benefit Plans | Minimum
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	6.62%
Defined Benefit Plans | Maximum
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	8.25%
U.S. Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	538	517	461
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	8.19%	8.20%	8.25%
Target allocation (as a percent)	100.00%
Actual allocation (as a percent)	100.00%	100.00%
U.S. Defined Benefit Plans | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	538	517
U.S. Defined Benefit Plans | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	319	319
U.S. Defined Benefit Plans | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	192	178
U.S. Defined Benefit Plans | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	27	20
U.S. Defined Benefit Plans | Equities
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	54.00%
Actual allocation (as a percent)	55.00%	57.00%
U.S. Defined Benefit Plans | Equities | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	294	295
U.S. Defined Benefit Plans | Equities | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	166	174
U.S. Defined Benefit Plans | Equities | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	128	121
U.S. Defined Benefit Plans | Fixed income
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	33.00%
Actual allocation (as a percent)	32.00%	30.00%
U.S. Defined Benefit Plans | Fixed income | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	170	155
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	106	97
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	64	57
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets		1
U.S. Defined Benefit Plans | Real Estate/Other
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	13.00%
Actual allocation (as a percent)	13.00%	12.00%
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	72	64
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	45	45
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	27	19
U.S. Defined Benefit Plans | Cash
Fair Value Measurements of Plan Assets Using Level 3
Actual allocation (as a percent)		1.00%
U.S. Defined Benefit Plans | Cash | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2	3
U.S. Defined Benefit Plans | Cash | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2	3
Non-U.S. Defined Benefit Plans
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,026	2,025	1,880
Fair Value Measurements of Plan Assets Using Level 3
Expected long term rate of return on the pension assets (as a percent)	6.62%	6.65%	6.62%
Target allocation (as a percent)	100.00%
Actual allocation (as a percent)	100.00%	100.00%
Non-U.S. Defined Benefit Plans | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	2,026	2,025
Non-U.S. Defined Benefit Plans | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	682	704
Non-U.S. Defined Benefit Plans | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	1,310	1,288
Non-U.S. Defined Benefit Plans | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	34	33
Non-U.S. Defined Benefit Plans | Equities
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	39.00%
Actual allocation (as a percent)	38.00%	43.00%
Non-U.S. Defined Benefit Plans | Equities | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	771	868
Non-U.S. Defined Benefit Plans | Equities | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	361	440
Non-U.S. Defined Benefit Plans | Equities | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	410	428
Non-U.S. Defined Benefit Plans | Fixed income
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	45.00%
Actual allocation (as a percent)	46.00%	44.00%
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	923	891
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	304	244
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	619	647
Non-U.S. Defined Benefit Plans | Real Estate/Other
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	15.00%
Actual allocation (as a percent)	15.00%	12.00%
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	316	248
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	1	2
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant other observable inputs (Level 2)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	281	213
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	34	33
Non-U.S. Defined Benefit Plans | Cash
Fair Value Measurements of Plan Assets Using Level 3
Target allocation (as a percent)	1.00%
Actual allocation (as a percent)	1.00%	1.00%
Non-U.S. Defined Benefit Plans | Cash | Recurring basis
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	16	18
Non-U.S. Defined Benefit Plans | Cash | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS
Fair value of plan assets	$ 16	$ 18

EMPLOYEE BENEFIT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DEFINED CONTRIBUTION PLANS
Total defined contribution expense	$ 124	$ 132	$ 14	$ 14	$ 12
SUPPLEMENTAL SALARY DEFERRAL PLAN AND SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN
Maximum percentage of salary which participant can defer under Huntsman supplemental deferral plan			75.00%
Carrying amount of assets included in other noncurrent assets			12	11
Deferred compensation expense			$ 1	$ 1
STOCK-BASED INCENTIVE PLAN
Authorized number of shares to be granted under the Stock Incentive Plan	32.6		32.6
Money purchase pension plan
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)			8.00%
Salary deferral plan
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)			2.00%
Employer matching contribution as a percentage of employee's contribution			50.00%
Salary deferral plan for new hires
DEFINED CONTRIBUTION PLANS
Employer contribution limit (as a percent of compensation)			4.00%
Employer matching contribution as a percentage of employee's contribution			100.00%
Period of service, to be achieved by the employees, to participate in the plan			6 years

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation between the U.S. federal income taxes at the U.S. statutory rate
Income (loss) from continuing operations before income taxes	$ 183	$ 16	$ 612	$ 280	$ 370	$ 184	$ (240)
Expected tax expense at U.S. statutory rate of 35%					130	64	(84)
Change resulting from:
State tax expense (benefit) net of federal benefit					7	(4)	(1)
Non-U.S. tax rate differentials					6	(16)	46
Effects of non-U.S. operations					8	29	(4)
Tax authority dispute resolutions					(4)	(21)	(6)
Tax benefit of losses with valuation allowances as a result of other comprehensive income					(1)	(4)	(39)
Change in valuation allowance					(19)	(22)	230
Other, net					(14)	14	17
Total income tax expense	62	55	188	111	113	40	159
U.S. income tax statutory rate (as a percent)					35.00%	35.00%	35.00%
Income tax (expense) benefit		7	(2)	(1)	5	(10)	80
Component of income (loss) from continuing operations before income
U.S.					255	38	92
Non-U.S.					115	146	(332)
Income (loss) from continuing operations before income taxes	183	16	612	280	370	184	(240)
U.S.
Current					7	(23)	67
Deferred					69	45	(13)
Non-U.S.
Current					63	41	17
Deferred					(26)	(23)	88
Total	62	55	188	111	113	40	159
Deferred income tax assets:
Net operating loss carryforwards					895	970
Pension and other employee compensation					254	216
Property, plant and equipment					77	97
Intangible assets					35	50
Foreign tax credits					82	75
Other, net					140	116
Total					1,483	1,524
Deferred income tax liabilities:
Property, plant and equipment					(515)	(520)
Pension and other employee compensation					(25)	(19)
Other, net					(107)	(110)
Total					(647)	(649)
Net deferred tax asset before valuation allowance					836	875
Valuation allowance					(768)	(813)	(861)	(681)
Net deferred tax assets (liability)					68	62
Current deferred tax asset	40		40		40	40
Current deferred tax liability	(29)		(29)		(29)	(63)
Non-current deferred tax asset					163	179
Non-current deferred tax liability	(272)		(272)		(106)	(94)
Australian styrenics business
Change resulting from:
Income tax (expense) benefit		$ (7)	$ 2	$ 1	$ 2	$ 28	$ 74

INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating loss carryforwards
Valuation allowance on net deferred tax assets	$ 768	$ 813	$ 861	$ 681
Releases of valuation allowances in various jurisdictions	27	20	4
Establishments of valuation allowances in various jurisdictions	5		159
Non-US
Operating loss carryforwards
Net operating loss carryforwards	2,743
Operating loss carryforwards, subject to expiration	1,172
Portion of operating loss carryforwards that are subject to expiration, subject to valuation allowance	1,064
Non-US | Expire unused in 2011
Operating loss carryforwards
Operating loss carryforwards, subject to expiration	68
Luxembourg
Operating loss carryforwards
Net operating loss carryforwards	977
Operating loss carryforwards, valuation allowance	268
Valuation allowance on net deferred tax assets	281
Releases of valuation allowances in various jurisdictions	8
Australia and Luxembourg
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions		20
U.K.
Operating loss carryforwards
Establishments of valuation allowances in various jurisdictions			149
Switzerland
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	68
France, Spain, Singapore, Australia and Luxembourg
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	27
China and Thailand
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	5
France
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	10
Spain
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	2
Singapore
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	2
Australia
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	5
China
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	4
Thailand
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	$ 1

INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
INCOME TAXES
Valuation allowance	$ 768	$ 813	$ 861	$ 681
Net decrease (increase)	45	48	(180)
Foreign currency movements	(30)	1	14
Increase (decrease) to deferred tax assets with an offsetting (decrease) increase to valuation allowances	4	(27)	(64)
Change in valuation allowance per rate reconciliation	19	22	(230)
Components of change in valuation allowance affecting tax expense
Pre-tax income and pre-tax losses in jurisdictions with valuation allowances resulting in no tax expense or benefit	(3)	2	(75)
Releases of valuation allowances in various jurisdictions	27	20	4
Establishments of valuation allowances in various jurisdictions	(5)		(159)
Change in valuation allowance per rate reconciliation	$ 19	$ 22	$ (230)

INCOME TAXES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of unrecognized tax benefits
Unrecognized tax benefits, balance at the beginning of the period	$ 43	$ 74
Gross increases and decreases-tax positions taken during the prior period	(3)	(27)
Gross increases and decreases-tax positions taken during the current period	3	4
Reductions resulting from the lapse of statutes of limitation	(4)	(10)
Foreign currency movements		2
Unrecognized tax benefits, balance at the end of the period	39	43	74
Unrecognized tax benefits which, if recognized, would affect the effective tax rate	31	32
Interest and penalties related to unrecognized tax benefits included in tax expense
Interest expense included in tax expense	5	1	3
Penalties expense included in tax expense			1
Interest and penalties accrued related to unrecognized tax benefits
Accrued liability for interest	13	8
Accrued liability for penalties	2	2
Decrease in the unrecognized tax benefits reasonably possible, low end of range	2
Decrease in the unrecognized tax benefits reasonably possible, high end of range	19
Number of months from the reporting date during which unrecognized tax benefit would result in change in income tax	12 months
Undistributed earnings of foreign subsidiaries that are deemed to be permanently invested	$ 226

COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2012 Accepted and tendered cases USD ($) lawsuit	Sep. 30, 2011 Accepted and tendered cases lawsuit	Dec. 31, 2011 Accepted and tendered cases USD ($) lawsuit	Dec. 31, 2010 Accepted and tendered cases lawsuit	Dec. 31, 2009 Accepted and tendered cases lawsuit	Sep. 30, 2012 Accepted cases not subject to indemnification USD ($) lawsuit	Sep. 30, 2011 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2011 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2010 Accepted cases not subject to indemnification USD ($) lawsuit	Dec. 31, 2009 Accepted cases not subject to indemnification lawsuit	Dec. 31, 2010 Antitrust matters - Direct action cases lawsuit	Feb. 28, 2010 Antitrust matters - Purported class action cases lawsuit	Dec. 31, 2008 Port Arthur Plant Fire Insurance Litigation Settlement USD ($)	Dec. 31, 2009 Port Arthur Plant Fire Insurance Litigation Settlement USD ($)	May 14, 2010 Port Arthur Plant Fire Insurance Litigation Settlement USD ($)	Apr. 29, 2006 Port Arthur Plant Fire Insurance Litigation Settlement USD ($)	Sep. 30, 2012 Product Delivery Claim USD ($)	Sep. 30, 2012 Product Delivery Claim EUR (€)	Dec. 31, 2011 Product Delivery Claim USD ($)	Dec. 31, 2011 Product Delivery Claim EUR (€)
COMMITMENTS AND CONTINGENCIES
Minimum contracts period which require minimum volume purchases	1 year
Minimum payments under take or pay contracts without taking the product			$ 6,000,000
Purchase commitments:
2012	685,000,000
2013	197,000,000
2014	128,000,000
2015	104,000,000
2016	59,000,000
Thereafter	94,000,000
Total	1,267,000,000
Operating Leases
Rent expense	83,000,000	62,000,000	56,000,000
Sublease rentals	4,000,000	4,000,000	4,000,000
Minimum sublease rentals	28,000,000
Future minimum payments
2012	77,000,000
2013	71,000,000
2014	64,000,000
2015	50,000,000
2016	45,000,000
Thereafter	148,000,000
Total	455,000,000
LEGAL MATTERS
Experience with tendering cases				18 years		18 years
Information about the cases
Unresolved at beginning of period (number of cases)				1,080	1,116	1,116	1,138	1,140	36	37	37	39	43
Tendered during period				3	10	10	24	18
Filed during the period									8	9	11	5	3
Resolved during period				2	43	46	46	20	3	8	12	7	7
Unresolved at end of period (number of cases)				1,081	1,083	1,080	1,116	1,138	41	38	36	37	39
Accrued liability relating to the cases				10,000,000		10,000,000			225,000		460,000
Receivable relating to indemnity protection of the cases				10,000,000		10,000,000
Payment of gross settlement costs									82,000	442,000	584,000	201,000
Number of purported class action cases filed														3	2
Combined deductible for property damage and business interruption insurance																			60,000,000
Payment of deductible on the claim																60,000,000
Proceeds from reinsurers																	365,000,000
Proceeds from reinsurers																		110,000,000
Amount of claims of customer																				191,000,000	153,000,000		150,000,000
Amount of insurance available for claims in excess of specified amount																				$ 10,000,000		$ 10,000,000

ENVIRONMENTAL, HEALTH AND SAFETY MATTERS (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2007	Jun. 30, 2007	Sep. 30, 2012 metrictonne site company	Sep. 30, 2011	Dec. 31, 2011 extension metrictonne site company	Dec. 31, 2010	Dec. 31, 2009 lawsuit company	Oct. 31, 2010 phase
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS
Capital expenditures for EHS matters			$ 61,000,000	$ 55,000,000	$ 92,000,000	$ 85,000,000	$ 54,000,000
Number of former facilities or third party sites with claims against the entity for cleanup liabilities			10		10
Number of former facilities or third party sites with claims against the entity for cleanup liabilities operated by predecessor companies			1		1
Number of predecessor companies					1
Number of PRPs							3
Number of phases of remedial approach								2
Number of limited areas that involve groundwater extraction and treatment					1
Liability related to estimated environmental remediation costs			30,000,000				30,000,000
Approximate unreimbursed response costs incurred and paid by EPA	2,800,000
Number of tolling agreement extensions					3
Accrued environmental liabilities			35,000,000		36,000,000	48,000,000
Accrued environmental liabilities, classified as accrued liabilities			10,000,000		7,000,000	13,000,000
Accrued environmental liabilities, classified as other noncurrent liabilities			25,000,000		29,000,000	35,000,000
Maximum period for payment of remediation liabilities			30 years		30 years
Period over which Registration, Evaluation and Authorization of Chemicals (REACH) program is phased		11 years
Minimum quantity of chemical substances and isolated intermediates, companies can manufacture in or import into the EEA per year which will require registration			1		1
REACH compliance expenditures					5,000,000	9,000,000	3,000,000
Number of MTBE lawsuits for which company has been named as a defendant							18
Maximum payments made to government officials in India					$ 11,000

STOCK-BASED COMPENSATION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STOCK-BASED COMPENSATION PLANS
Authorized number of shares to be granted under the Stock Incentive Plan	32,600,000		32,600,000		32,600,000
Remaining shares available for grant	8,000,000		8,000,000		10,600,000
Vesting period			3 years		3 years
STOCK-BASED COMPENSATION PLANS
Compensation cost from continuing operations	$ 6	$ 2	$ 20	$ 17	$ 22	$ 24	$ 16
Total income tax benefit recognized in the statements of operations for stock-based compensation arrangements			6	5	6	8	6
Stock options
STOCK-BASED COMPENSATION PLANS
Maximum contractual term			10 years		10 years
Weighted average of the assumptions utilized for stock options granted
Dividend yield (as a percent)		3.60%	3.00%	2.30%	2.30%	3.00%	15.40%
Expected volatility (as a percent)		65.00%	65.30%	65.60%	65.60%	69.00%	70.40%
Risk-free interest rate (as a percent)		1.80%	1.30%	2.80%	2.80%	3.10%	2.50%
Expected life of stock options granted during the period		6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days	6 years 7 months 6 days
Option Awards, Shares
Outstanding at the beginning of the period (in shares)			10,345,000	10,997,000	10,997,000
Granted (in shares)			1,363,000		953,000
Stock options exercised (in shares)			(661,000)		(1,268,000)
Forfeited (in shares)			(251,000)		(337,000)
Outstanding at the end of the period (in shares)	10,796,000		10,796,000		10,345,000	10,997,000
Exercisable at the end of the period (in shares)	8,643,000		8,643,000		7,089,000
Option Awards, Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)			$ 13.83	$ 12.28	$ 12.28
Granted (in dollars per share)			$ 13.41		$ 17.51
Exercised (in dollars per share)			$ 3.25		$ 2.82
Forfeited (in dollars per share)			$ 19.76		$ 15.14
Outstanding at the end of the period (in dollars per share)	$ 14.29		$ 14.29		$ 13.83	$ 12.28
Exercisable at the end of the period (in dollars per share)	$ 14.27		$ 14.27		$ 16.34
Outstanding, Weighted Average Remaining Contractual Term			5 years 7 months 6 days		5 years 10 months 24 days
Exercisable, Weighted Average Remaining Contractual Term			4 years 9 months 18 days		5 years
Outstanding, Aggregate Intrinsic Value	41		41		27
Exercisable, Aggregate Intrinsic Value	38		38		13
Weighted-average grant-date fair value of stock options granted (in dollars per share)			$ 6.36		$ 9.17	$ 6.97	$ 0.51
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Stock Incentive Plan	11		11		8
Weighted-average period over which cost is expected to be recognized			1 year 7 months 6 days		7 months 6 days
Total intrinsic value of stock options exercised			$ 7	$ 19	$ 19	$ 14

STOCK-BASED COMPENSATION PLAN (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Nonvested shares
Weighted Average Grant-Date Fair Value
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Stock Incentive Plan	$ 21		$ 16
Weighted-average period over which cost is expected to be recognized	1 year 2 months 12 days		10 months 24 days
Value of share awards vested	$ 21	$ 23	$ 23	$ 18	$ 12
Equity Awards
Nonvested shares
Nonvested at the beginning of the period (in shares)	2,287,000	3,126,000	3,126,000
Granted (in shares)	934,000		675,000
Vested (in shares)	(1,395,000)		(1,500,000)
Forfeited (in shares)	(27,000)		(14,000)
Nonvested at the end of the period (in shares)	1,799,000		2,287,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 9.92	$ 6.95	$ 6.95
Granted (in dollars per share)	$ 13.41		$ 17.55
Vested (in dollars per share)	$ 7.07		$ 7.2
Forfeited (in dollars per share)	$ 15.26		$ 4.98
Nonvested at the end of the period (in dollars per share)	$ 13.86		$ 9.92
Liability Awards
Nonvested shares
Nonvested at the beginning of the period (in shares)	1,100,000	1,642,000	1,642,000
Granted (in shares)	383,000		311,000
Vested (in shares)	(760,000)		(729,000)
Forfeited (in shares)	(63,000)		(124,000)
Nonvested at the end of the period (in shares)	660,000		1,100,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 9.42	$ 6.05	$ 6.05
Granted (in dollars per share)	$ 13.41		$ 17.59
Vested (in dollars per share)	$ 6.53		$ 5.55
Forfeited (in dollars per share)	$ 15.32		$ 7.99
Nonvested at the end of the period (in dollars per share)	$ 14.51		$ 9.42
Restricted stock units
Nonvested shares
Vested (in shares)	(72,161)		(115,045)
Weighted Average Grant-Date Fair Value
The number of restricted stock units vested at the balance sheet date (in shares)	516,338		444,177
Vested restricted stock units reflected (in shares)			176,327

OTHER COMPREHENSIVE (LOSS) INCOME (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated income (loss)
Foreign currency translation adjustments	$ 242		$ 242		$ 217	$ 296
Pension and other postretirement benefit adjustments	(787)		(787)		(845)	(663)
Other comprehensive income (loss) of unconsolidated affiliates	7		7		8	7
Other, net	(3)		(3)		(3)	(1)
Total	(541)		(541)		(623)	(361)
Amounts attributable to non controlling interests	10		10		12	7
Amounts attributable to the entity	(531)		(531)		(611)	(354)
(Loss) Income
Foreign currency translation adjustments	94	(118)	25	30	(79)	23	71
Foreign currency translation adjustments, tax amount			10		11	12
Pension and other postretirement benefit adjustment	15	(77)	58	(66)	(182)	(28)	136
Pension and other postretirement benefit adjustment, tax amount			140		156	124
Other comprehensive income (loss) of unconsolidated affiliates		3	(1)	3	1		(2)
Other, net		1	(1)	1	(2)	(2)	2
Other comprehensive income (loss)	109	(194)	82	(35)	(262)	(7)	207
Amounts attributable to non controlling interests	(2)		(2)	(1)	5	1	(1)
Amounts attributable to the entity	$ 107	$ (194)	$ 80	$ (36)	$ (257)	$ (6)	$ 206

DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DISCONTINUED OPERATIONS
Income tax benefit		$ 7	$ (2)	$ (1)	$ 5	$ (10)	$ 80
(Loss) income from discontinued operations, net of tax	(1)	10	(7)	(5)	(1)	42	(19)
Cash flows from investing activities				3	3	34
Cash flows from operating activities						(34)
Huntsman Chemical Company Australia Pty Ltd ("HCCA")
DISCONTINUED OPERATIONS
Number of claimants with whom the entity has agreed to settle claims					2
Number of claims where insurers continue to defend					1
Settlement of fire insurance claims
DISCONTINUED OPERATIONS
Legal fees							17
Proceeds from reinsurers						110
Cash flows from investing activities						34
Cash flows from operating activities						76
Settlement of product exchange liabilities
DISCONTINUED OPERATIONS
Gain (loss) on insurance settlements, net							2
AUSTRALIA STYRENICS BUSINESS SHUTDOWN
DISCONTINUED OPERATIONS
Cost recorded related to the closure of business						6	63
Cumulative currency translation losses upon liquidation						(19)
Revenues	10	10	28	28	38	52	98
Operating costs and expenses	(11)	7	(37)	(34)	(44)	(85)	(182)
(Loss) income before income taxes					(6)	(52)	(84)
Income tax benefit		(7)	2	1	2	28	74
(Loss) income from discontinued operations, net of tax	(1)	10	(7)	(5)	(4)	(24)	(10)
U.S. Base Chemicals Disposition
DISCONTINUED OPERATIONS
Other (expenses) income					(1)	(6)	2
Gain (loss) on insurance settlements, net						110	(17)
(Loss) income before income taxes					(1)	104	(15)
Income tax benefit						(38)	6
(Loss) income from discontinued operations, net of tax					(1)	66	(9)
U.S. Base Chemicals Disposition | Settlement of fire insurance claims
DISCONTINUED OPERATIONS
Pretax gain (loss) on disposal						110
U.S. Base Chemicals Disposition | 2005 gulf coast storms
DISCONTINUED OPERATIONS
Pretax gain (loss) on disposal						$ 7

RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Unconsolidated affiliates	Dec. 31, 2010 Unconsolidated affiliates	Dec. 31, 2009 Unconsolidated affiliates	Mar. 31, 2010 Huntsman Foundation	Dec. 31, 2011 Huntsman Foundation extension	Dec. 31, 2010 Huntsman Foundation	Mar. 24, 2010 Huntsman Foundation	May 31, 2002 Jon M. Huntsman, executive chairman	Dec. 31, 2011 Law firm of Reaud, Morgan & Quinn
RELATED PARTY TRANSACTIONS
Sales	$ 50,000,000	$ 53,000,000	$ 162,000,000	$ 144,000,000	$ 180,000,000	$ 201,000,000	$ 96,000,000	$ 180,000,000	$ 201,000,000	$ 96,000,000
Inventory purchases								465,000,000	369,000,000	273,000,000
Appraised value of building donated														10,000,000
Annual lease payments					83,000,000	62,000,000	56,000,000				2,000,000
Operating lease payments during the period												2,000,000	1,000,000
Number of five-year extensions												2
Extension period of lease												5 years
Amount receivable on account of life insurance premium paid for related party															2,000,000
Annual legal fee amount																$ 200,000

OPERATING SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012 segment	Sep. 30, 2011	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
OPERATING SEGMENT INFORMATION
Number of segments										5		5
Segment reporting information
Net Sales	$ 2,741	$ 2,632	$ 2,976	$ 2,934	$ 2,679	$ 2,412	$ 2,401	$ 2,343	$ 2,094	$ 8,568	$ 8,589	$ 11,221	$ 9,250	$ 7,665
Segment EBITDA	340		204							1,083	766	1,039	860	329
Interest expense, net												(262)	(248)	(240)
Income tax expense-continuing operations	(62)		(55)							(188)	(111)	(113)	(40)	(159)
Income tax (expense) benefit			7							(2)	(1)	5	(10)	80
Depreciation and amortization	(102)		(107)							(306)	(310)	(416)	(382)	(420)
Net income (loss) attributable to Huntsman International LLC	117	104	(31)	117	63	31	58	117	(26)	410	149	253	180	(410)
Subtotal
Segment reporting information
Segment EBITDA	340		187							1,087	772	1,045	807	426
Depreciation and amortization												416	381	418
Polyurethanes
Segment reporting information
Net Sales	1,244		1,209							3,735	3,391	4,434	3,605	3,005
Segment EBITDA	203		136							544	392	469	319	388
Depreciation and amortization												160	155	160
Performance Products
Segment reporting information
Net Sales	742		846							2,319	2,546	3,301	2,659	2,090
Segment EBITDA	107		97							282	325	385	363	246
Depreciation and amortization												110	92	78
Advanced Materials
Segment reporting information
Net Sales	328		349							1,014	1,059	1,372	1,244	1,059
Segment EBITDA	24		2							77	69	125	143	59
Depreciation and amortization												33	33	38
Textile Effects
Segment reporting information
Net Sales	182		173							562	563	737	787	691
Segment EBITDA	(22)		(157)							(37)	(175)	(199)	1	(64)
Depreciation and amortization												27	26	19
Pigments
Segment reporting information
Net Sales	319		455							1,150	1,243	1,642	1,213	960
Segment EBITDA	69		161							346	357	501	205	(25)
Depreciation and amortization												74	67	104
Eliminations
Segment reporting information
Net Sales	(74)		(56)							(212)	(213)	(265)	(258)	(140)
Corporate and other
Segment reporting information
Segment EBITDA	(41)		(52)							(125)	(196)	(236)	(224)	(178)
Depreciation and amortization												12	8	19
Discontinued Operations
Segment reporting information
Segment EBITDA			17							(4)	(6)	(6)	53	(97)
Depreciation and amortization													$ 1	$ 2

OPERATING SEGMENT INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information
Capital Expenditures	$ 248	$ 217	$ 330	$ 236	$ 189
Total Assets	8,925		8,330	8,307
Polyurethanes
Segment reporting information
Capital Expenditures			85	59	55
Total Assets			3,086	3,024
Performance Products
Segment reporting information
Capital Expenditures			96	66	70
Total Assets			2,340	2,067
Advanced Materials
Segment reporting information
Capital Expenditures			39	24	14
Total Assets			1,307	1,327
Textile Effects
Segment reporting information
Capital Expenditures			34	23	19
Total Assets			686	776
Pigments
Segment reporting information
Capital Expenditures			57	49	23
Total Assets			1,384	1,277
Corporate and other
Segment reporting information
Capital Expenditures			19	15	8
Total Assets			$ (473)	$ (164)

OPERATING SEGMENT INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended												9 Months Ended			12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues and long-lived assets
Revenues	$ 2,741		$ 2,632		$ 2,976	$ 2,934	$ 2,679	$ 2,412		$ 2,401	$ 2,343	$ 2,094	$ 8,568		$ 8,589	$ 11,221		$ 9,250		$ 7,665
Long-lived assets	3,531	[1]	3,510	[1]				3,469	[2]				3,531	[1]		3,510	[1]	3,469	[2]
United States
Revenues and long-lived assets
Revenues																3,470		2,777		2,345
Long-lived assets			1,278					1,305								1,278		1,305
China
Revenues and long-lived assets
Revenues																944		881		561
Germany
Revenues and long-lived assets
Revenues																638		519		433
Long-lived assets			205					68								205		68
Mexico
Revenues and long-lived assets
Revenues																723		485		432
Italy
Revenues and long-lived assets
Revenues																558		474		415
United Kingdom
Revenues and long-lived assets
Long-lived assets			306					320								306		320
Netherlands
Revenues and long-lived assets
Long-lived assets			310					311								310		311
Saudi Arabia
Revenues and long-lived assets
Long-lived assets			243					259								243		259
Switzerland
Revenues and long-lived assets
Long-lived assets			166					221								166		221
Spain
Revenues and long-lived assets
Long-lived assets			157					173								157		173
Other nations
Revenues and long-lived assets
Revenues																4,888		4,114		3,479
Long-lived assets			$ 845					$ 812								$ 845		$ 812

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Condensed consolidating financial statements
Percentage of holding in subsidiaries	100.00%		100.00%
Current assets:
Cash and cash equivalents	$ 271	[1]	$ 231	[1]	$ 234	$ 561	[2]	$ 919	$ 87
Restricted cash	9	[1]	8	[1]		7	[2]
Accounts and notes receivable (net)	1,626	[1]	1,529	[1]		1,413	[2]
Accounts receivable from affiliates	263		148			100
Inventories	1,807	[1]	1,539	[1]		1,396	[2]
Prepaid expenses	63		46			45
Deferred income taxes	40		40			40
Other current assets	234	[1]	220	[1]		160	[2]
Total current assets	4,313		3,761			3,722
Property, plant and equipment, net	3,531	[1]	3,510	[1]		3,469	[2]
Investment in unconsolidated affiliates	223		202			234
Intangible assets, net	75	[1]	93	[1]		107	[2]
Goodwill	107		114			94
Deferred income taxes	190		163			179
Notes receivable from affiliates	2		5			7
Other noncurrent assets	484	[1]	482	[1]		495	[2]
Total assets	8,925		8,330			8,307
Current liabilities:
Accounts payable	1,017	[1]	862	[1]		840	[2]
Accounts payable to affiliates	51		64			59
Accrued liabilities	718	[1]	694	[1]		626	[2]
Deferred income taxes	29		29			63
Note payable to affiliate	100		100			100
Current portion of debt	130	[1]	212	[1]		519	[2]
Total current liabilities	2,045		1,961			2,207
Long-term debt	3,550	[1]	3,730	[1]		3,627	[2]
Notes payable to affiliates	610		439			439
Deferred income taxes	272		106			94
Other noncurrent liabilities	907	[1]	1,003	[1]		852	[2]
Total liabilities	7,384		7,239			7,219
Huntsman International LLC members' equity:
Members' equity	3,103		3,081			3,049
Accumulated deficit	(1,155)		(1,493)			(1,667)
Accumulated other comprehensive (loss) income	(531)		(611)			(354)
Total Huntsman International LLC members' equity	1,417		977			1,028
Noncontrolling interests in subsidiaries	124		114			60
Total equity	1,541		1,091		1,246	1,088		847	919
Total liabilities and equity	8,925		8,330			8,307
Parent Company
Current assets:
Cash and cash equivalents	4		4		6	220		688
Accounts and notes receivable (net)	34		13			17
Accounts receivable from affiliates	1,621		1,105			1,275
Inventories	91		105			78
Prepaid expenses	9		9			11
Deferred income taxes	6		6			5
Other current assets	218		90
Total current assets	1,983		1,332			1,606
Property, plant and equipment, net	375		393			417
Investment in unconsolidated affiliates	5,875		5,286			5,018
Intangible assets, net	30		42			62
Goodwill	(16)		(16)			(17)
Deferred income taxes	66		154			(9)
Notes receivable from affiliates	20		20			51
Other noncurrent assets	84		81			73
Total assets	8,417		7,292			7,201
Current liabilities:
Accounts payable	55		53			42
Accounts payable to affiliates	2,955		2,244			1,892
Accrued liabilities	91		117			102
Note payable to affiliate	100		100			100
Current portion of debt	24		33			114
Total current liabilities	3,225		2,547			2,250
Long-term debt	2,995		3,128			3,320
Notes payable to affiliates	607		435			435
Deferred income taxes			9			8
Other noncurrent liabilities	173		196			160
Total liabilities	7,000		6,315			6,173
Huntsman International LLC members' equity:
Members' equity	3,103		3,081			3,049
Accumulated deficit	(1,155)		(1,493)			(1,667)
Accumulated other comprehensive (loss) income	(531)		(611)			(354)
Total Huntsman International LLC members' equity	1,417		977			1,028
Total equity	1,417		977			1,028
Total liabilities and equity	8,417		7,292			7,201
Guarantors
Current assets:
Cash and cash equivalents	3				2	9		24	3
Accounts and notes receivable (net)	146		151			112
Accounts receivable from affiliates	3,933		3,041			2,530
Inventories	312		271			240
Prepaid expenses	11		7			6
Other current assets	4		9			3
Total current assets	4,409		3,479			2,900
Property, plant and equipment, net	859		868			881
Investment in unconsolidated affiliates	1,670		1,460			1,403
Intangible assets, net	2		2			3
Goodwill	82		82			84
Notes receivable from affiliates	928		920			930
Other noncurrent assets	133		137			169
Total assets	8,083		6,948			6,370
Current liabilities:
Accounts payable	251		205			212
Accounts payable to affiliates	1,119		822			860
Accrued liabilities	353		204			77
Deferred income taxes	39		39			55
Total current liabilities	1,762		1,270			1,204
Deferred income taxes	144		79			(28)
Other noncurrent liabilities	152		163			138
Total liabilities	2,058		1,512			1,314
Huntsman International LLC members' equity:
Members' equity	4,732		4,754			4,764
Accumulated deficit	(289)		(820)			(1,308)
Accumulated other comprehensive (loss) income	1,582		1,502			1,600
Total Huntsman International LLC members' equity	6,025		5,436			5,056
Total equity	6,025		5,436			5,056
Total liabilities and equity	8,083		6,948			6,370
Non-guarantors
Current assets:
Cash and cash equivalents	264		227		226	332		207	84
Restricted cash	9		8			7
Accounts and notes receivable (net)	1,446		1,365			1,284
Accounts receivable from affiliates	119		93			79
Inventories	1,411		1,167			1,089
Prepaid expenses	61		43			42
Deferred income taxes	49		49			44
Other current assets	230		222			160
Total current assets	3,589		3,174			3,037
Property, plant and equipment, net	2,297		2,247			2,169
Investment in unconsolidated affiliates	134		147			172
Intangible assets, net	47		52			42
Goodwill	41		48			27
Deferred income taxes	189		191			161
Notes receivable from affiliates	2		5			7
Other noncurrent assets	267		264			253
Total assets	6,566		6,128			5,868
Current liabilities:
Accounts payable	711		604			586
Accounts payable to affiliates	1,386		1,089			1,091
Accrued liabilities	509		487			464
Deferred income taxes	7		7			19
Current portion of debt	106		179			405
Total current liabilities	2,719		2,366			2,565
Long-term debt	555		602			307
Notes payable to affiliates	952		944			985
Deferred income taxes	94		98			86
Other noncurrent liabilities	582		644			555
Total liabilities	4,902		4,654			4,498
Huntsman International LLC members' equity:
Members' equity	2,349		2,343			2,217
Subsidiary preferred stock						1
Accumulated deficit	(295)		(396)			(549)
Accumulated other comprehensive (loss) income	(471)		(546)			(318)
Total Huntsman International LLC members' equity	1,583		1,401			1,351
Noncontrolling interests in subsidiaries	81		73			19
Total equity	1,664		1,474			1,370
Total liabilities and equity	6,566		6,128			5,868
Eliminations
Current assets:
Accounts receivable from affiliates	(5,410)		(4,091)			(3,784)
Inventories	(7)		(4)			(11)
Prepaid expenses	(18)		(13)			(14)
Deferred income taxes	(15)		(15)			(9)
Other current assets	(218)		(101)			(3)
Total current assets	(5,668)		(4,224)			(3,821)
Property, plant and equipment, net			2			2
Investment in unconsolidated affiliates	(7,456)		(6,691)			(6,359)
Intangible assets, net	(4)		(3)
Deferred income taxes	(65)		(182)			27
Notes receivable from affiliates	(948)		(940)			(981)
Total assets	(14,141)		(12,038)			(11,132)
Current liabilities:
Accounts payable to affiliates	(5,409)		(4,091)			(3,784)
Accrued liabilities	(235)		(114)			(17)
Deferred income taxes	(17)		(17)			(11)
Total current liabilities	(5,661)		(4,222)			(3,812)
Notes payable to affiliates	(949)		(940)			(981)
Deferred income taxes	34		(80)			28
Other noncurrent liabilities						(1)
Total liabilities	(6,576)		(5,242)			(4,766)
Huntsman International LLC members' equity:
Members' equity	(7,081)		(7,097)			(6,981)
Subsidiary preferred stock						(1)
Accumulated deficit	584		1,216			1,857
Accumulated other comprehensive (loss) income	(1,111)		(956)			(1,282)
Total Huntsman International LLC members' equity	(7,608)		(6,837)			(6,407)
Noncontrolling interests in subsidiaries	43		41			41
Total equity	(7,565)		(6,796)			(6,366)
Total liabilities and equity	$ (14,141)		$ (12,038)			$ (11,132)

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Trade sales, services and fees, net	$ 2,691		$ 2,923							$ 8,406	$ 8,445	$ 11,041	$ 9,049	$ 7,569
Related party sales	50		53							162	144	180	201	96
Total revenues	2,741	2,632	2,976	2,934	2,679	2,412	2,401	2,343	2,094	8,568	8,589	11,221	9,250	7,665
Cost of goods sold	2,199		2,481							6,940	7,124	9,363	7,772	6,570
Gross profit	542	393	495	505	465	384	420	388	286	1,628	1,465	1,858	1,478	1,095
Selling, general and administrative	220		216							669	688	916	855	839
Research and development	35		42							112	123	166	151	145
Other operating (income) expense			(1)							7	7	(20)		(18)
Restructuring, impairment and plant closing costs	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Operating income	240		83							788	476	629	443	41
Interest (expense) income, net												(262)	(248)	(240)
Loss on accounts receivable securitization program														(23)
Equity in income (loss) of investment in affiliates and subsidiaries	2		2							5	6	8	24	3
Loss on early extinguishment of debt	(1)		(2)							(2)	(5)	(7)	(37)	(21)
Other (expense) income												2	2
Income from continuing operations before income taxes	183		16							612	280	370	184	(240)
Income tax expense	(62)		(55)							(188)	(111)	(113)	(40)	(159)
Income from continuing operations	121	88	(39)	127	81	40	60	57	(13)	424	169	257	144	(399)
Income (loss) from discontinued operations, net of tax	(1)		10							(7)	(5)	(1)	42	(19)
Income (loss) before extraordinary gain (loss)	120	92	(29)	126	67	34	59	119	(26)	417	164	256	186	(418)
Extraordinary gain on the acquisition of a business, net of tax of nil	1									1	2	4	(1)	6
Net income	121	94	(29)	127	68	33	59	119	(26)	418	166	260	185	(412)
Net income attributable to noncontrolling interests	(4)		(2)							(8)	(17)	(7)	(5)	2
Net income (loss) attributable to Huntsman International LLC	117	104	(31)	117	63	31	58	117	(26)	410	149	253	180	(410)
Parent Company
Revenues:
Trade sales, services and fees, net	240		247							718	682	885	790	654
Related party sales	187		161							536	353	453	262	178
Total revenues	427		408							1,254	1,035	1,338	1,052	832
Cost of goods sold	362		360							1,071	901	1,178	869	676
Gross profit	65		48							183	134	160	183	156
Selling, general and administrative	43		35							142	119	182	185	154
Research and development	10		13							32	37	50	52	51
Other operating (income) expense	(1)		(2)							(4)	31	35	(34)	(24)
Restructuring, impairment and plant closing costs	1									2		1	1	9
Operating income	12		2							11	(53)	(108)	(21)	(34)
Interest (expense) income, net												(216)	(215)	(214)
Loss on accounts receivable securitization program														(15)
Equity in income (loss) of investment in affiliates and subsidiaries	146		19							531	300	381	(1,199)	(317)
Loss on early extinguishment of debt	(1)		(2)							(2)	(5)	(7)	(37)	(21)
Dividends income													1,569
Other (expense) income												(35)	(25)	(33)
Income from continuing operations before income taxes	105		(35)							363	62	15	72	(634)
Income tax expense	11		11							44	87	232	101	224
Income from continuing operations	116		(24)							407	149	247	173	(410)
Income (loss) from discontinued operations, net of tax	1		(7)							3		6	7
Income (loss) before extraordinary gain (loss)	117									410	149	253	180	(410)
Net income	117		(31)							410	149	253	180	(410)
Net income (loss) attributable to Huntsman International LLC	117		(31)							410	149	253	180	(410)
Guarantors
Revenues:
Trade sales, services and fees, net	838		870							2,654	2,534	3,349	2,514	2,106
Related party sales	92		117							346	400	493	513	373
Total revenues	930		987							3,000	2,934	3,842	3,027	2,479
Cost of goods sold	689		821							2,300	2,403	3,160	2,594	1,983
Gross profit	241		166							700	531	682	433	496
Selling, general and administrative	25		20							76	77	97	88	123
Research and development	9		9							27	25	34	30	30
Other operating (income) expense	(5)		15							2	(23)	(18)	11	(31)
Restructuring, impairment and plant closing costs	(1)												3	2
Operating income	213		122							595	452	569	301	372
Interest (expense) income, net												43	38	40
Loss on accounts receivable securitization program														(2)
Equity in income (loss) of investment in affiliates and subsidiaries	(20)		(73)							102	(12)	77	91	(514)
Income from continuing operations before income taxes	224		60							749	472	689	430	(104)
Income tax expense	(80)		(46)							(214)	(166)	(210)	(127)	(148)
Income from continuing operations	144		14							535	306	479	303	(252)
Income (loss) from discontinued operations, net of tax			(1)								(1)	(1)	68	(11)
Income (loss) before extraordinary gain (loss)	144									535	305	478	371	(263)
Net income	144		13							535	305	478	371	(263)
Net income attributable to noncontrolling interests	1		(1)								(2)	(2)	(2)	1
Net income (loss) attributable to Huntsman International LLC	145		12							535	303	476	369	(262)
Non-guarantors
Revenues:
Trade sales, services and fees, net	1,613		1,803							5,034	5,229	6,807	5,745	4,809
Related party sales	306		299							884	868	1,098	958	644
Total revenues	1,919		2,102							5,918	6,097	7,905	6,703	5,453
Cost of goods sold	1,706		1,827							5,170	5,283	6,855	5,815	4,977
Gross profit	213		275							748	814	1,050	888	476
Selling, general and administrative	152		161							451	492	637	582	562
Research and development	16		20							53	61	82	69	64
Other operating (income) expense	4		(14)							7	(1)	(37)	23	37
Restructuring, impairment and plant closing costs	47		155							50	171	166	25	77
Operating income	(6)		(47)							187	91	202	189	(264)
Interest (expense) income, net												(89)	(71)	(66)
Loss on accounts receivable securitization program														(6)
Equity in income (loss) of investment in affiliates and subsidiaries	3		2							6	7	9	24	6
Other (expense) income												1	2
Income from continuing operations before income taxes	(19)		(68)							138	33	123	144	(330)
Income tax expense	7		(20)							(18)	(32)	(35)	(14)	(179)
Income from continuing operations	(12)		(88)							120	1	88	130	(509)
Income (loss) from discontinued operations, net of tax	(2)		18							(10)	(4)	(6)	(33)	(8)
Income (loss) before extraordinary gain (loss)	(14)									110	(3)	82	97	(517)
Extraordinary gain on the acquisition of a business, net of tax of nil	1									1	2	4	(1)	6
Net income	(13)		(70)							111	(1)	86	96	(511)
Net income attributable to noncontrolling interests	(6)		(1)							(11)	(9)	(6)	(4)	2
Net income (loss) attributable to Huntsman International LLC	(19)		(71)							100	(10)	80	92	(509)
Eliminations
Revenues:
Trade sales, services and fees, net			3
Related party sales	(535)		(524)							(1,604)	(1,477)	(1,864)	(1,532)	(1,099)
Total revenues	(535)		(521)							(1,604)	(1,477)	(1,864)	(1,532)	(1,099)
Cost of goods sold	(558)		(527)							(1,601)	(1,463)	(1,830)	(1,506)	(1,066)
Gross profit	23		6							(3)	(14)	(34)	(26)	(33)
Other operating (income) expense	2									2
Operating income	21		6							(5)	(14)	(34)	(26)	(33)
Equity in income (loss) of investment in affiliates and subsidiaries	(127)		54							(634)	(289)	(459)	1,108	828
Dividends income													(1,569)
Other (expense) income												36	25	33
Income from continuing operations before income taxes	(127)		59							(638)	(287)	(457)	(462)	828
Income tax expense												(100)		(56)
Income from continuing operations	(127)		59							(638)	(287)	(557)	(462)	772
Income (loss) before extraordinary gain (loss)	(127)									(638)	(287)	(557)	(462)	772
Net income	(127)		59							(638)	(287)	(557)	(462)	772
Net income attributable to noncontrolling interests	1									3	(6)	1	1	(1)
Net income (loss) attributable to Huntsman International LLC	$ (126)		$ 59							$ (635)	$ (293)	$ (556)	$ (461)	$ 771

CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	$ 633		$ 68		$ 432		$ (46)		$ 420
Investing Activities:
Capital expenditures	(248)		(217)		(330)		(236)		(189)
Proceeds from settlements treated as reimbursement of capital expenditures			3		3		34
Acquisition of businesses, net of cash acquired and post-closing adjustments					(34)				(31)
Cash assumed in connection with the initial consolidation of a variable interest entity			28		28		14
Proceeds from sale of businesses/assets					48		2		5
Increase in receivable from affiliate	(97)		(35)		(57)		(57)		(7)
Investment in unconsolidated affiliates	(84)		(17)		(26)		(27)		(15)
Cash received from unconsolidated affiliates	51		19		32		31		22
Other, net	2				(1)		1		3
Net cash used in investing activities	(396)		(235)		(337)		(238)		(212)
Financing Activities:
Net repayments under revolving loan facilities	(16)				(2)		(6)		(14)
Revolving loan facility from A/R Programs							254
Net borrowings (repayments) on overdraft facilities	2		10		9		(2)		(12)
Repayments of short-term debt	(40)		(151)		(187)		(175)		(13)
Borrowings on short-term debt			126		162		212
Repayments of long-term debt	(242)		(287)		(408)		(1,207)		(542)
Proceeds from issuance of long-term debt	3		89		98		923		880
Repayments of notes payable to affiliate					(105)		(125)		(403)
Proceeds from notes payable to affiliate	172		105		105		110		529
Repayments of notes payable	(33)		(24)		(34)		(53)		(63)
Borrowings on notes payable	34		35		35		46		64
Debt issuance costs paid	(4)		(7)		(7)		(29)		(5)
Call premiums related to early extinguishment of debt	(2)		(5)		(6)		(28)		(14)
Contribution from parent									236
Dividends paid to parent	(72)		(56)		(79)				(23)
Dividends paid to noncontrolling interest			(5)		(9)
Excess tax benefit related to stock-based compensation	4		10		10		4
Other, net	(5)		3				(2)		(1)
Net cash used in financing activities	(199)		(157)		(418)		(78)		619
Effect of exchange rate changes on cash	2		(3)		(7)		4		5
Increase (decrease) in cash and cash equivalents	40		(327)		(330)		(358)		832
Cash and cash equivalents at beginning of period	231	[1]	561	[2]	561	[2]	919		87
Cash and cash equivalents at end of period	271	[1]	234		231	[1]	561	[2]	919
Parent Company
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	161		128		304		(241)		288
Investing Activities:
Capital expenditures	(14)		(15)		(21)		(26)		(7)
Increase in receivable from affiliate	(97)		(35)		(57)		(57)		(7)
Investment in affiliate	23		(138)		(56)		(65)		(258)
Investment in unconsolidated affiliates	(3)
Other, net			1
Net cash used in investing activities	(91)		(187)		(134)		(148)		(272)
Financing Activities:
Revolving loan facility from A/R Programs							254
Repayments of long-term debt	(175)		(212)		(305)		(1,154)		(510)
Proceeds from issuance of long-term debt							894		864
Repayments of notes payable to affiliate					(105)		(125)		(403)
Proceeds from notes payable to affiliate	172		105		105		110		529
Repayments of notes payable	(24)		(23)		(32)		(38)		(43)
Borrowings on notes payable	33		33		33		33		42
Debt issuance costs paid	(4)		(7)		(7)		(29)		(5)
Call premiums related to early extinguishment of debt	(2)		(5)		(6)		(28)		(14)
Contribution from parent									236
Dividends paid to parent	(72)		(56)		(79)				(23)
Excess tax benefit related to stock-based compensation	4		10		10		4
Other, net	(2)								(1)
Net cash used in financing activities	(70)		(155)		(386)		(79)		672
Increase (decrease) in cash and cash equivalents			(214)		(216)		(468)		688
Cash and cash equivalents at beginning of period	4		220		220		688
Cash and cash equivalents at end of period	4		6		4		220		688
Guarantors
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	124		69		99		15		48
Investing Activities:
Capital expenditures	(55)		(41)		(70)		(51)		(70)
Proceeds from settlements treated as reimbursement of capital expenditures							34
Proceeds from sale of businesses/assets					8				2
Investment in affiliate	(11)		(4)		(16)		(13)		(69)
Investment in unconsolidated affiliates	(81)		(17)		(26)		(24)		(15)
Cash received from unconsolidated affiliates	51		19		30		26		22
Net cash used in investing activities	(96)		(43)		(74)		(28)		(130)
Financing Activities:
Contribution from parent	11		(32)		(32)				103
Dividends paid to parent	(1)		(1)		(2)		(2)
Net cash used in financing activities	(25)		(33)		(34)		(2)		103
Increase (decrease) in cash and cash equivalents	3		(7)		(9)		(15)		21
Cash and cash equivalents at beginning of period			9		9		24		3
Cash and cash equivalents at end of period	3		2				9		24
Non-guarantors
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	349		(125)		34		182		84
Investing Activities:
Capital expenditures	(179)		(161)		(239)		(159)		(112)
Proceeds from settlements treated as reimbursement of capital expenditures			3		3
Acquisition of businesses, net of cash acquired and post-closing adjustments					(34)				(31)
Cash assumed in connection with the initial consolidation of a variable interest entity			28		28		14
Proceeds from sale of businesses/assets					40		2		3
Investment in affiliate									18
Investment in unconsolidated affiliates							(3)
Cash received from unconsolidated affiliates					2		5
Other, net	2		(4)		(4)		1		3
Net cash used in investing activities	(196)		(150)		(204)		(140)		(119)
Financing Activities:
Net repayments under revolving loan facilities	(16)				(2)		(6)		(14)
Net borrowings (repayments) on overdraft facilities	2		10		9		(2)		(12)
Repayments of short-term debt	(40)		(151)		(187)		(175)		(13)
Borrowings on short-term debt			126		162		212
Repayments of long-term debt	(67)		(75)		(103)		(53)		(32)
Proceeds from issuance of long-term debt	3		89		98		29		16
Intercompany repayments							(5)		(50)
Repayments of notes payable	(9)		(1)		(2)		(15)		(20)
Borrowings on notes payable	1		2		2		13		22
Contribution from parent	11		174		104		83		256
Dividends paid to parent	(1)
Dividends paid to noncontrolling interest			(5)		(9)
Other, net	(2)		3				(2)
Net cash used in financing activities	(118)		172		72		79		153
Effect of exchange rate changes on cash	2		(3)		(7)		4		5
Increase (decrease) in cash and cash equivalents	37		(106)		(105)		125		123
Cash and cash equivalents at beginning of period	227		332		332		207		84
Cash and cash equivalents at end of period	264		226		227		332		207
Eliminations
Condensed consolidating financial statements
Net cash provided by (used in) operating activities	(1)		(4)		(5)		(2)
Investing Activities:
Investment in affiliate	(12)		142		72		78		309
Other, net			3		3
Net cash used in investing activities	(13)		145		75		78		309
Financing Activities:
Intercompany repayments							5		50
Contribution from parent	(22)		(142)		(72)		(83)		(359)
Dividends paid to parent	2		1		2		2
Other, net	(1)
Net cash used in financing activities	$ 14		$ (141)		$ (70)		$ (76)		$ (309)

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."

SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
Revenues	$ 2,741	$ 2,632	$ 2,976	$ 2,934	$ 2,679	$ 2,412	$ 2,401	$ 2,343	$ 2,094	$ 8,568	$ 8,589	$ 11,221	$ 9,250	$ 7,665
Gross profit	542	393	495	505	465	384	420	388	286	1,628	1,465	1,858	1,478	1,095
Restructuring, impairment and plant closing costs	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Income (loss) from continuing operations	121	88	(39)	127	81	40	60	57	(13)	424	169	257	144	(399)
Income (loss) before extraordinary gain (loss)	120	92	(29)	126	67	34	59	119	(26)	417	164	256	186	(418)
Net income (loss)	121	94	(29)	127	68	33	59	119	(26)	418	166	260	185	(412)
Net income (loss) attributable to Huntsman International LLC	$ 117	$ 104	$ (31)	$ 117	$ 63	$ 31	$ 58	$ 117	$ (26)	$ 410	$ 149	$ 253	$ 180	$ (410)

SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 Convertible Notes	Jun. 30, 2010 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2010 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Sep. 30, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Sep. 30, 2012 Workforce reductions Textile Effects	Dec. 31, 2011 Workforce reductions Textile Effects
Quarterly Financial Information
Restructuring charges													$ 3	$ 22	$ 5	$ 62
Impairment of long-lived assets at our Basel, Switzerland manufacturing facility														53
Gain on sale				(2)	5	38	(8)	2				34
Principal amount of the convertible notes repurchased									250
Amount repaid									382
Loss on early extinguishment of debt	1	2		2	5	7	37	21	(146)
Equity in income of investment in unconsolidated affiliates	2	2		5	6	8	24	3		15	18
Reduction in interest expense relating to the ineffective portion of cross-currency interest rate contracts			$ 15

Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II-Valuation and Qualifying Accounts
Schedule II-Valuation and Qualifying Accounts

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
Schedule II—Valuation and Qualifying Accounts
(Dollars in Millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at Beginning of Period	Additions Charges (Credits) to cost and expenses	Charged to other accounts	Deductions	Balance at End of Period
Allowance for Doubtful Accounts:
Year ended December 31, 2011	$52	$(4)	$(2)	$—	$46
Year ended December 31, 2010	56	6	(10)	—	52
Year ended December 31, 2009	47	9	—	—	56

Schedule II-Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts
Balance at beginning of period	$ 52	$ 56	$ 47
Charges (credits) to cost and expenses	(4)	6	9
Charged to other accounts	(2)	(10)
Balance at end of period	$ 46	$ 52	$ 56